UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number______811-08821___________

Rydex Variable Trust

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Donald C. Cacciapaglia, President
Rydex Variable Trust
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code: ____301-296-5100_____

Date of fiscal year end:      December 31

Date of reporting period:      March 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Attached hereto.

Amerigo Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
EXCHANGE-TRADED FUNDS† - 100.0%
United States of America - 54.3%
Vanguard Dividend Appreciation ETF	145,297	$11,692,048
iShares MSCI USA Quality Factor ETF	149,890	9,534,503
Technology Select Sector SPDR Fund	208,820	8,653,501
iShares Russell 1000 Growth ETF[1]	78,054	7,721,102
Financial Select Sector SPDR Fund	213,900	5,157,129
Energy Select Sector SPDR Fund[1]	62,450	4,844,871
Health Care Select Sector SPDR Fund[1]	65,410	4,742,225
Consumer Staples Select Sector SPDR Fund	96,800	4,718,032
Vanguard Mega Capital ETF[1]	66,199	4,658,424
Vanguard Information Technology ETF	23,500	2,503,220
Total United States of America		64,225,055
Global - 28.8%
iShares MSCI EAFE ETF	163,160	10,469,977
PowerShares International Dividend Achievers Portfolio	433,542	7,560,972
Vanguard FTSE All-World ex-US ETF — Class U1	117,830	5,741,856
iShares Global 100 ETF	64,930	4,994,416
iShares Russell Top 200 Growth ETF	47,500	2,459,550
PowerShares DB Agriculture Fund*	93,900	2,078,946
WisdomTree Global ex-U.S. Dividend Growth Fund[1]	16,000	816,160
Total Global		34,121,877
Emerging Markets - 7.7%
WisdomTree Emerging Markets Equity Income Fund	175,463	7,457,178
iShares Core MSCI Emerging Markets ETF	33,500	1,619,055
Total Emerging Markets		9,076,233
European Union - 2.9%
iShares MSCI EMU ETF[1]	88,900	3,429,762
Asian Pacific Region ex Japan - 2.7%
iShares MSCI All Country Asia ex Japan ETF[1]	50,000	3,200,000
Europe - 1.9%
Vanguard FTSE Europe ETF	40,800	2,212,176
Japan - 1.2%
iShares MSCI Japan ETF	113,900	1,427,167
Italy - 0.3%
iShares MSCI Italy Capped ETF[1]	24,000	355,200
Asian Pacific Region - 0.2%
Vanguard FTSE Pacific ETF	5,000	306,400
Total Exchange-Traded Funds
(Cost $101,373,208)		118,353,870

SHORT TERM INVESTMENTS† - 0.0%
First American Treasury Obligations Fund	399	399
Total Short Term Investments
(Cost $399)		399

	Face Amount
SECURITIES LENDING COLLATERAL††,[2] - 19.2%
Repurchase Agreements
HSBC Securities, Inc. issued 03/31/15 at 0.10% due 04/01/15	$14,926,801	14,926,801
BNP Paribas Securities Corp. issued 03/31/15 at 0.10% due 04/01/15	5,134,819	5,134,819
Barclays Capital, Inc. issued 03/31/15 at 0.10% due 04/01/15	2,650,403	2,650,403
Total Securities Lending Collateral
(Cost $22,712,023)		22,712,023
Total Investments - 119.2%
(Cost $124,085,630)		$141,066,292
Other Assets & Liabilities, net - (19.2)%		(22,758,212)
Total Net Assets - 100.0%		$118,308,080
*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at March 31, 2015 — See Note 5.
[2]	Securities lending collateral — See Note 5.

Banking Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 100.0%
Super-Regional Banks-U.S. - 17.9%
Wells Fargo & Co.	3,660	$199,104
U.S. Bancorp	3,543	154,723
PNC Financial Services Group, Inc.	1,320	123,077
Capital One Financial Corp.	1,459	114,998
SunTrust Banks, Inc.	1,973	81,071
Fifth Third Bancorp	3,665	69,085
KeyCorp	4,327	61,270
Huntington Bancshares, Inc.	4,824	53,305
Comerica, Inc.	1,115	50,320
Total Super-Regional Banks-U.S.		906,953
Commercial Banks-Non-U.S. - 17.8%
Itau Unibanco Holding S.A. ADR	6,079	67,233
Royal Bank of Canada	983	59,334
ICICI Bank Ltd. ADR	5,725	59,311
Banco Bradesco S.A. ADR	6,378	59,188
Toronto-Dominion Bank	1,338	57,333
Banco Santander S.A. ADR	7,562	56,337
HDFC Bank Ltd. ADR	935	55,062
Credicorp Ltd.	375	52,736
Bank of Montreal	849	50,915
Bank of Nova Scotia	1,000	50,230
Bancolombia S.A. ADR	1,245	48,966
Canadian Imperial Bank of Commerce	664	48,140
Banco Santander Chile ADR	2,220	48,130
ING Groep N.V. ADR*	3,287	48,023
Banco Bilbao Vizcaya Argentaria S.A. ADR	4,683	46,970
Grupo Financiero Santander Mexico SAB de CV ADR	4,140	45,209
Sumitomo Mitsui Financial Group, Inc. ADR	5,670	43,886
Total Commercial Banks-Non-U.S.		897,003
Diversified Banking Institutions - 16.9%
JPMorgan Chase & Co.	3,298	199,792
Citigroup, Inc.	3,796	195,570
Bank of America Corp.	12,640	194,530
HSBC Holdings plc ADR	1,453	61,883
Deutsche Bank AG	1,585	55,047
Credit Suisse Group AG ADR	1,941	52,271
UBS Group AG*	2,592	48,652
Barclays plc ADR	3,215	46,843
Total Diversified Banking Institutions		854,588
Commercial Banks-Southern U.S. - 10.9%
BB&T Corp.	2,420	94,355
Regions Financial Corp.	6,610	62,465
Popular, Inc.*	1,339	46,048
Synovus Financial Corp.	1,230	34,452
BankUnited, Inc.	1,000	32,740
First Horizon National Corp.	2,270	32,438
Bank of the Ozarks, Inc.	860	31,760
First Citizens BancShares, Inc. — Class A	120	31,163
IBERIABANK Corp.	458	28,868
United Bankshares, Inc.	759	28,523
Hancock Holding Co.	938	28,009
Home BancShares, Inc.	803	27,214
BancorpSouth, Inc.	1,156	26,842
Hilltop Holdings, Inc.*	1,270	24,689
Trustmark Corp.	952	23,115
Total Commercial Banks-Southern U.S.		552,681
Commercial Banks-Western U.S. - 9.3%
First Republic Bank	884	50,467
SVB Financial Group*	355	45,099
East West Bancorp, Inc.	1,062	42,969
Zions Bancorporation	1,545	41,715
City National Corp.	447	39,819
PacWest Bancorp	828	38,825
Umpqua Holdings Corp.	2,030	34,875
Bank of Hawaii Corp.	475	29,075
Western Alliance Bancorporation*	970	28,751
Cathay General Bancorp	960	27,312
Glacier Bancorp, Inc.	980	24,647
CVB Financial Corp.	1,470	23,432
Columbia Banking System, Inc.	800	23,176
Westamerica Bancorporation	430	18,580
Total Commercial Banks-Western U.S.		468,742
Commercial Banks-Central U.S. - 8.8%
Cullen/Frost Bankers, Inc.	542	37,441
BOK Financial Corp.	601	36,793
Commerce Bancshares, Inc.	848	35,887
Prosperity Bancshares, Inc.	660	34,637
FirstMerit Corp.	1,671	31,849
Associated Banc-Corp.	1,605	29,853
PrivateBancorp, Inc. — Class A	839	29,508
TCF Financial Corp.	1,834	28,830
UMB Financial Corp.	530	28,032
MB Financial, Inc.	880	27,553
Wintrust Financial Corp.	569	27,130
Texas Capital Bancshares, Inc.*	547	26,612
First Financial Bankshares, Inc.	870	24,047
Old National Bancorp	1,620	22,988
First Midwest Bancorp, Inc.	1,200	20,844
Total Commercial Banks-Central U.S.		442,004
Fiduciary Banks - 7.2%
Bank of New York Mellon Corp.	2,951	118,748
State Street Corp.	1,312	96,471
Northern Trust Corp.	1,010	70,347
Citizens Financial Group, Inc.	2,600	62,738
Boston Private Financial Holdings, Inc.	1,460	17,739
Total Fiduciary Banks		366,043
Commercial Banks-Eastern U.S. - 7.0%
M&T Bank Corp.	575	73,025
CIT Group, Inc.	1,126	50,805
Signature Bank*	351	45,483
Webster Financial Corp.	900	33,345
Susquehanna Bancshares, Inc.	2,057	28,201
FNB Corp.	2,059	27,055
Fulton Financial Corp.	2,157	26,617
Valley National Bancorp	2,806	26,489

Banking Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 100.0% (continued)
Commercial Banks-Eastern U.S. - 7.0% (continued)
National Penn Bancshares, Inc.	2,050	$22,079
Community Bank System, Inc.	610	21,588
Total Commercial Banks-Eastern U.S.		354,687
Savings & Loans/Thrifts-Eastern U.S. - 3.1%
New York Community Bancorp, Inc.	2,906	48,617
People's United Financial, Inc.	2,540	38,608
Investors Bancorp, Inc.	3,130	36,684
First Niagara Financial Group, Inc.	3,543	31,320
Total Savings & Loans/Thrifts-Eastern U.S.		155,229
Multi-Line Insurance - 1.1%
Voya Financial, Inc.	1,270	54,750
Total Common Stocks
(Cost $3,696,706)		5,052,680

	Face Amount
REPURCHASE AGREEMENT††,1 - 0.6%
HSBC Group issued 03/31/15 at 0.03% due 04/01/15	$31,848	31,848
Total Repurchase Agreement
(Cost $31,848)		31,848
Total Investments - 100.6%
(Cost $3,728,554)		$5,084,528
Other Assets & Liabilities, net - (0.6)%		(28,232)
Total Net Assets - 100.0%		$5,056,296
*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreement — See Note 4.

ADR — American Depositary Receipt
plc — Public Limited Company

Basic Materials Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 99.4%
Chemicals-Diversified - 15.3%
EI du Pont de Nemours & Co.	3,670	$262,295
Dow Chemical Co.	5,195	249,256
LyondellBasell Industries N.V. — Class A	2,456	215,637
PPG Industries, Inc.	805	181,560
Westlake Chemical Corp.	1,476	106,183
Celanese Corp. — Class A	1,755	98,034
FMC Corp.	1,567	89,711
Huntsman Corp.	3,525	78,149
Axiall Corp.	1,297	60,881
Olin Corp.	1,714	54,917
Total Chemicals-Diversified		1,396,623
Chemicals-Specialty - 15.0%
Ecolab, Inc.	1,684	192,615
Sigma-Aldrich Corp.	977	135,070
Eastman Chemical Co.	1,538	106,522
International Flavors & Fragrances, Inc.	864	101,434
Ashland, Inc.	771	98,156
WR Grace & Co.*	911	90,071
NewMarket Corp.	180	86,004
Albemarle Corp.	1,533	81,004
Platform Specialty Products Corp.*	2,840	72,874
Methanex Corp.	1,343	71,945
Cytec Industries, Inc.	1,230	66,469
Sensient Technologies Corp.	891	61,372
Cabot Corp.	1,277	57,465
Minerals Technologies, Inc.	725	52,998
HB Fuller Co.	1,136	48,700
Chemtura Corp.*	1,714	46,775
Total Chemicals-Specialty		1,369,474
Gold Mining - 9.4%
Barrick Gold Corp.	11,270	123,519
Goldcorp, Inc.	6,145	111,347
Newmont Mining Corp.	4,954	107,551
Agnico Eagle Mines Ltd.	2,983	83,345
Randgold Resources Ltd. ADR	1,184	82,016
AngloGold Ashanti Ltd. ADR*	8,253	77,083
Franco-Nevada Corp.	1,548	75,140
Royal Gold, Inc.	1,057	66,707
Eldorado Gold Corp.	14,191	65,137
Cia de Minas Buenaventura S.A.A. ADR	6,345	64,275
Total Gold Mining		856,120
Containers-Paper/Plastic - 7.9%
Sealed Air Corp.	2,218	101,052
Rock-Tenn Co. — Class A	1,520	98,040
MeadWestvaco Corp.	1,899	94,703
Packaging Corporation of America	1,171	91,560
Graphic Packaging Holding Co.	4,939	71,813
Sonoco Products Co.	1,572	71,463
Bemis Company, Inc.	1,506	69,743
Berry Plastics Group, Inc.*	1,924	69,630
KapStone Paper and Packaging Corp.	1,814	59,572
Total Containers-Paper/Plastic		727,576
Agricultural Chemicals - 7.3%
Monsanto Co.	2,113	237,797
Mosaic Co.	2,919	134,449
CF Industries Holdings, Inc.	419	118,862
Potash Corporation of Saskatchewan, Inc.	3,005	96,911
Agrium, Inc.	750	78,203
Total Agricultural Chemicals		666,222
Steel-Producers - 5.9%
Nucor Corp.	2,705	128,568
Steel Dynamics, Inc.	3,806	76,501
Reliance Steel & Aluminum Co.	1,217	74,334
ArcelorMittal[1]	7,087	66,760
United States Steel Corp.	2,685	65,514
Commercial Metals Co.	3,028	49,023
Carpenter Technology Corp.	1,236	48,056
AK Steel Holding Corp.*	7,092	31,701
Total Steel-Producers		540,457
Industrial Gases - 5.1%
Praxair, Inc.	1,594	192,460
Air Products & Chemicals, Inc.	1,239	187,436
Airgas, Inc.	846	89,769
Total Industrial Gases		469,665
Building Products-Cement/Aggregates - 4.2%
Vulcan Materials Co.	1,299	109,505
Cemex SAB de CV ADR*	11,187	105,941
Martin Marietta Materials, Inc.	715	99,957
Eagle Materials, Inc.	821	68,603
Total Building Products-Cement/Aggregates		384,006
Coatings/Paint - 3.7%
Sherwin-Williams Co.	598	170,131
Valspar Corp.	1,015	85,290
RPM International, Inc.	1,742	83,599
Total Coatings/Paint		339,020
Containers-Metal/Glass - 3.5%
Ball Corp.	1,446	102,145
Crown Holdings, Inc.*	1,716	92,698
Owens-Illinois, Inc.*	2,761	64,387
Silgan Holdings, Inc.	1,100	63,943
Total Containers-Metal/Glass		323,173
Metal-Copper - 3.4%
Southern Copper Corp.	5,519	161,044
Freeport-McMoRan, Inc.	8,004	151,676
Total Metal-Copper		312,720
Diversified Minerals - 3.0%
BHP Billiton Ltd. ADR	2,436	113,201
BHP Billiton plc ADR	1,855	82,102
Teck Resources Ltd. — Class B	5,534	75,982
Total Diversified Minerals		271,285
Metal-Aluminum - 2.9%
Alcoa, Inc.	10,145	131,073
Constellium N.V. — Class A*	2,940	59,741
Kaiser Aluminum Corp.	500	38,445
Century Aluminum Co.*	2,640	36,432
Total Metal-Aluminum		265,691
Paper & Related Products - 2.6%
International Paper Co.	2,901	160,977

Basic Materials Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Paper & Related Products - 2.6% (continued)
Domtar Corp.	1,656	$76,540
Total Paper & Related Products		237,517
Metal-Iron - 1.7%
Vale S.A. ADR[1]	22,896	129,362
Cliffs Natural Resources, Inc.[1]	5,918	28,466
Total Metal-Iron		157,828
Silver Mining - 1.6%
Silver Wheaton Corp.	4,406	83,802
Pan American Silver Corp.	7,010	61,478
Total Silver Mining		145,280
Metal-Diversified - 1.0%
Rio Tinto plc ADR	2,192	90,749
Office Supplies & Forms - 0.8%
Avery Dennison Corp.	1,360	71,958
Garden Products - 0.7%
Scotts Miracle-Gro Co. — Class A	980	65,827
Miscellaneous Manufacturing - 0.7%
AptarGroup, Inc.	1,030	65,426
Chemicals-Plastics - 0.7%
PolyOne Corp.	1,634	61,030
Steel-Specialty - 0.7%
Allegheny Technologies, Inc.	2,007	60,230
Quarrying - 0.6%
Compass Minerals International, Inc.	625	58,256
Building & Construction Products-Miscellaneous - 0.6%
Louisiana-Pacific Corp.*	3,183	52,551
Building Products-Wood - 0.4%
Boise Cascade Co.*	1,100	41,206
Platinum - 0.4%
Stillwater Mining Co.*	3,172	40,982
Oil Field Machinery & Equipment - 0.3%
Flotek Industries, Inc.*	2,058	30,335
Total Common Stocks
(Cost $5,103,287)		9,101,207

	Face Amount
REPURCHASE AGREEMENT††,2 - 0.6%
HSBC Group issued 03/31/15 at 0.03% due 04/01/15	$50,480	50,480
Total Repurchase Agreement
(Cost $50,480)		50,480

SECURITIES LENDING COLLATERAL††,3 - 1.7%
Repurchase Agreements
HSBC Securities, Inc. issued 03/31/15 at 0.10% due 04/01/15	103,301	103,301
BNP Paribas Securities Corp. issued 03/31/15 at 0.10% due 04/01/15	35,535	35,535
Barclays Capital, Inc. issued 03/31/15 at 0.10% due 04/01/15	18,342	18,342
Total Securities Lending Collateral
(Cost $157,178)		157,178
Total Investments - 101.7%
(Cost $5,310,945)		$9,308,865
Other Assets & Liabilities, net - (1.7)%		(158,122)
Total Net Assets - 100.0%		$9,150,743
*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at March 31, 2015 — See Note 5.
[2]	Repurchase Agreement — See Note 4.
[3]	Securities lending collateral — See Note 5.

ADR — American Depositary Receipt
plc — Public Limited Company

Biotechnology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 99.5%
Medical-Biomedical/Genetics - 70.2%
Gilead Sciences, Inc.*	35,533	$3,486,852
Amgen, Inc.	19,615	3,135,458
Biogen, Inc.*	6,871	2,901,210
Celgene Corp.*	23,793	2,742,856
Alexion Pharmaceuticals, Inc.*	9,957	1,725,547
Regeneron Pharmaceuticals, Inc.*	3,805	1,717,881
Vertex Pharmaceuticals, Inc.*	12,651	1,492,438
Illumina, Inc.*	7,868	1,460,616
BioMarin Pharmaceutical, Inc.*	10,509	1,309,632
Incyte Corp.*	12,695	1,163,624
Intrexon Corp.*,1	18,910	857,947
Medivation, Inc.*	6,554	845,925
Alnylam Pharmaceuticals, Inc.*	7,863	821,054
United Therapeutics Corp.*	4,603	793,718
Puma Biotechnology, Inc.*	3,240	764,996
Isis Pharmaceuticals, Inc.*	11,950	760,857
Intercept Pharmaceuticals, Inc.*,1	2,539	716,049
Seattle Genetics, Inc.*	16,505	583,452
Bio-Rad Laboratories, Inc. — Class A*	4,258	575,596
Bluebird Bio, Inc.*	4,710	568,827
Charles River Laboratories International, Inc.*	7,059	559,708
Synageva BioPharma Corp.*	5,164	503,645
Myriad Genetics, Inc.*,1	13,432	475,493
Celldex Therapeutics, Inc.*	16,211	451,801
Kite Pharma, Inc.*	7,730	445,866
Exact Sciences Corp.*,1	18,376	404,640
Novavax, Inc.*	46,857	387,507
Medicines Co.*	13,829	387,489
PTC Therapeutics, Inc.*	6,300	383,355
AMAG Pharmaceuticals, Inc.*	6,795	371,415
Halozyme Therapeutics, Inc.*	25,963	370,752
Ligand Pharmaceuticals, Inc. — Class B*	4,751	366,350
NewLink Genetics Corp.*	6,659	364,314
ARIAD Pharmaceuticals, Inc.*	42,812	352,771
Acorda Therapeutics, Inc.*	10,424	346,911
Merrimack Pharmaceuticals, Inc.*,1	28,287	336,050
PDL BioPharma, Inc.	44,330	311,862
Repligen Corp.*	9,717	295,008
Aegerion Pharmaceuticals, Inc.*	9,450	247,307
Juno Therapeutics, Inc.*,1	3,900	236,574
Theravance, Inc.[1]	12,135	190,762
ZIOPHARM Oncology, Inc.*,1	9,200	99,084
Total Medical-Biomedical/Genetics		36,313,199
Medical-Drugs - 17.1%
Quintiles Transnational Holdings, Inc.*	12,749	853,800
OPKO Health, Inc.*,1	58,779	832,897
Alkermes plc*	12,339	752,309
Receptos, Inc.*	4,211	694,352
ACADIA Pharmaceuticals, Inc.*	15,635	509,545
Anacor Pharmaceuticals, Inc.*	7,970	461,065
Ironwood Pharmaceuticals, Inc. — Class A*	27,583	441,328
Endo International plc*	4,900	439,530
Clovis Oncology, Inc.*	5,860	434,988
TESARO, Inc.*	7,440	427,056
Insys Therapeutics, Inc.*	7,272	422,721
Chimerix, Inc.*	9,169	345,580
Keryx Biopharmaceuticals, Inc.*,1	26,857	341,890
Shire plc ADR	1,400	335,006
Salix Pharmaceuticals Ltd.*	1,900	328,339
Jazz Pharmaceuticals plc*	1,600	276,464
Regulus Therapeutics, Inc.*	15,110	255,963
Akorn, Inc.*	4,800	228,048
Pacira Pharmaceuticals, Inc.*	1,900	168,815
Cempra, Inc.*	3,200	109,792
Array BioPharma, Inc.*	12,900	95,073
Radius Health, Inc.*	2,200	90,552
Total Medical-Drugs		8,845,113
Therapeutics - 6.3%
Pharmacyclics, Inc.*	5,060	1,295,107
Agios Pharmaceuticals, Inc.*	5,550	523,365
Neurocrine Biosciences, Inc.*	13,010	516,627
Dyax Corp.*	26,107	437,423
Portola Pharmaceuticals, Inc.*	10,248	389,014
MannKind Corp.*,1	22,777	118,440
Total Therapeutics		3,279,976
Medical-Generic Drugs - 1.4%
Mylan N.V.*	8,700	516,345
Impax Laboratories, Inc.*	3,900	182,793
Total Medical-Generic Drugs		699,138
Diagnostic Equipment - 1.1%
Cepheid*	10,205	580,665
Medical Instruments - 1.1%
Bio-Techne Corp.	5,664	568,043
Diagnostic Kits - 1.1%
QIAGEN N.V.*	22,235	560,322
Drug Delivery Systems - 0.8%
Nektar Therapeutics*	28,336	311,696
Depomed, Inc.*	4,900	109,809
Total Drug Delivery Systems		421,505
Diversified Operations - 0.4%
Horizon Pharma plc*	7,400	192,178
Total Common Stocks
(Cost $29,852,186)		51,460,139

RIGHTS††† - 0.0%
Chelsea Therapeutics International
Expires 12/31/17*	18,097	1,448
Clinical Data, Inc.
Expires 12/31/20*	4,730	–
Total Rights
(Cost $1,341)		1,448

Biotechnology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Face Amount	Value
REPURCHASE AGREEMENT††,2 - 1.2%
HSBC Group issued 03/31/15 at 0.03% due 04/01/15	$612,146	$612,146
Total Repurchase Agreement
(Cost $612,146)		612,146

SECURITIES LENDING COLLATERAL††,3 - 6.0%
Repurchase Agreements
HSBC Securities, Inc. issued 03/31/15 at 0.10% due 04/01/15	2,046,142	2,046,142
BNP Paribas Securities Corp. issued 03/31/15 at 0.10% due 04/01/15	703,873	703,873
Barclays Capital, Inc. issued 03/31/15 at 0.10% due 04/01/15	363,313	363,313
Total Securities Lending Collateral
(Cost $3,113,328)		3,113,328
Total Investments - 106.7%
(Cost $33,579,001)		$55,187,061
Other Assets & Liabilities, net - (6.7)%		(3,474,377)
Total Net Assets - 100.0%		$51,712,684
*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or portion of this security is on loan at March 31, 2015 — See Note 5.
[2]	Repurchase Agreement — See Note 4.
[3]	Securities lending collateral — See Note 5.

ADR — American Depositary Receipt
plc — Public Limited Company

Clermont Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
EXCHANGE-TRADED FUNDS† - 100.2%
United States of America - 54.7%
iShares TIPS Bond ETF	69,150	$7,854,748
Vanguard Dividend Appreciation ETF	81,600	6,566,352
iShares Floating Rate Bond ETF	81,506	4,127,464
iShares MSCI USA Quality Factor ETF	59,087	3,758,524
Technology Select Sector SPDR Fund	55,700	2,308,208
Vanguard Information Technology ETF	18,500	1,970,620
Financial Select Sector SPDR Fund	73,700	1,776,907
Health Care Select Sector SPDR Fund[1]	19,500	1,413,750
iShares iBoxx $ Investment Grade Corporate Bond ETF	10,191	1,240,347
iShares Russell 1000 Growth ETF[1]	12,200	1,206,824
WisdomTree Managed Futures Strategy Fund*,1	20,939	927,179
RevenueShares Large Capital ETF[1]	22,000	911,900
ProShares Short Russell 2000*	55,313	811,995
PowerShares S&P 500 High Quality Portfolio[1]	33,000	774,180
PowerShares DB Commodity Index Tracking Fund*	41,667	711,256
Vanguard Intermediate-Term Corporate Bond ETF	5,900	517,430
Energy Select Sector SPDR Fund[1]	6,500	504,270
Schwab U.S. TIPs ETF	9,000	494,280
Consumer Staples Select Sector SPDR Fund	10,000	487,400
SPDR Nuveen Barclays Short Term Municipal Bond ETF[1]	16,500	401,280
First Trust NASDAQ Technology Dividend Index Fund	10,882	293,052
SPDR Blackstone / GSO Senior Loan ETF	4,300	211,861
SPDR S&P Oil & Gas Equipment & Services ETF[1]	2,769	69,640
Total United States of America		39,339,467
Global - 29.4%
PIMCO Total Return Active Exchange-Traded Fund	73,559	8,101,053
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	44,200	4,470,830
PowerShares International Dividend Achievers Portfolio	217,200	3,787,968
iShares Global 100 ETF	29,700	2,284,524
PowerShares DB Agriculture Fund*	40,692	900,921
PIMCO Global Advantage Inflation-Linked Bond Active Exchange-Traded Fund	20,000	867,200
Market Vectors Junior Gold Miners ETF	19,000	432,060
WisdomTree Global ex-U.S. Dividend Growth Fund[1]	6,000	306,060
Total Global		21,150,616
Emerging Markets - 8.1%
WisdomTree Emerging Markets Equity Income Fund	62,244	2,645,370
iShares JP Morgan USD Emerging Markets Bond ETF[1]	21,203	2,377,280
iShares Core MSCI Emerging Markets ETF	13,000	628,290
PowerShares Emerging Markets Sovereign Debt Portfolio[1]	6,500	184,730
Total Emerging Markets		5,835,670
Europe - 3.0%
Vanguard FTSE Europe ETF	40,000	2,168,800
Asian Pacific Region ex Japan - 1.9%
iShares MSCI All Country Asia ex Japan ETF[1]	21,000	1,344,000
European Union - 1.9%
iShares MSCI EMU ETF[1]	34,700	1,338,726
Japan - 1.2%
iShares MSCI Japan ETF	71,700	898,401
Total Exchange-Traded Funds
(Cost $67,251,696)		72,075,680

SHORT TERM INVESTMENTS† - 0.1%
First American Treasury Obligations Fund	99,276	99,276
Total Short Term Investments
(Cost $99,276)		99,276

	Face Amount
SECURITIES LENDING COLLATERAL††,[2] - 13.3%
Repurchase Agreements
HSBC Securities, Inc. issued 03/31/15 at 0.10% due 04/01/15	$6,299,688	6,299,688
BNP Paribas Securities Corp. issued 03/31/15 at 0.10% due 04/01/15	2,167,093	2,167,093
Barclays Capital, Inc. issued 03/31/15 at 0.10% due 04/01/15	1,118,573	1,118,573
Total Securities Lending Collateral
(Cost $9,585,354)		9,585,354
Total Investments - 113.6%
(Cost $76,936,326)		$81,760,310
Other Assets & Liabilities, net - (13.6)%		(9,812,670)
Total Net Assets - 100.0%		$71,947,640
*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at March 31, 2015 — See Note 5.
[2]	Securities lending collateral — See Note 5.

Commodities Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
MUTUAL FUNDS† - 26.1%
Guggenheim Strategy Fund II1	20,725	$516,249
Guggenheim Strategy Fund I1	20,548	511,637
Total Mutual Funds
(Cost $1,029,178)		1,027,886

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 20.3%
Farmer Mac[2]
0.09% due 04/06/15	$300,000	299,998
Fannie Mae[3]
0.09% due 05/01/15	300,000	299,990
Federal Home Loan Bank[2]
0.04% due 04/09/15	200,000	199,998
Total Federal Agency Discount Notes
(Cost $799,973)		799,986

REPURCHASE AGREEMENTS††,[4] - 33.8%
RBC Capital Markets issued 03/31/15 at 0.05% due 04/01/15	444,238	444,238
HSBC Group issued 03/31/15 at 0.03% due 04/01/15	444,238	444,238
UMB Financial Corp. issued 03/31/15 at 0.03% due 04/01/15	443,423	443,423
Total Repurchase Agreements
(Cost $1,331,899)		1,331,899
Total Investments - 80.2%
(Cost $3,161,050)		$3,159,771
Other Assets & Liabilities, net - 19.8%		780,447
Total Net Assets - 100.0%		$3,940,218

	Contracts	Unrealized Loss
COMMODITY FUTURES CONTRACTS PURCHASED†
April 2015 Goldman Sachs Commodity Index Futures Contracts (Aggregate Value of Contracts $3,961,000)	40	$(103,177)
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Investment in a product that is managed by and/or pays a management fee to a party related to the Adviser — See Note 7.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[4]	Repurchase Agreements — See Note 4.

Consumer Products Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 99.5%
Food-Miscellaneous/Diversified - 17.3%
Kraft Foods Group, Inc.	9,110	$793,618
Mondelez International, Inc. — Class A	20,402	736,308
General Mills, Inc.	10,054	569,056
Kellogg Co.	7,027	463,431
ConAgra Foods, Inc.	10,366	378,670
Campbell Soup Co.	7,800	363,090
McCormick & Company, Inc.	3,912	301,654
Hain Celestial Group, Inc.*	3,636	232,886
Ingredion, Inc.	2,718	211,515
Pinnacle Foods, Inc.	5,030	205,274
Lancaster Colony Corp.	1,573	149,702
Cal-Maine Foods, Inc.[1]	3,270	127,726
B&G Foods, Inc.	4,100	120,663
Total Food-Miscellaneous/Diversified		4,653,593
Beverages-Non-alcoholic - 13.9%
Coca-Cola Co.	30,762	1,247,399
PepsiCo, Inc.	11,629	1,111,965
Monster Beverage Corp.*	3,156	436,775
Dr Pepper Snapple Group, Inc.	4,678	367,129
Coca-Cola Enterprises, Inc.	6,917	305,731
Fomento Economico Mexicano SAB de CV ADR*	2,671	249,739
Total Beverages-Non-alcoholic		3,718,738
Tobacco - 12.5%
Philip Morris International, Inc.	13,208	994,958
Altria Group, Inc.	18,127	906,713
Reynolds American, Inc.	8,081	556,862
Lorillard, Inc.	6,813	445,230
British American Tobacco plc ADR	1,940	201,314
Vector Group Ltd.	7,055	154,998
Universal Corp.	2,040	96,206
Total Tobacco		3,356,281
Cosmetics & Toiletries - 12.5%
Procter & Gamble Co.	16,702	1,368,562
Colgate-Palmolive Co.	10,720	743,325
Estee Lauder Companies, Inc. — Class A	6,378	530,394
Coty, Inc. — Class A	11,600	281,532
Unilever N.V. — Class Y	5,603	233,981
Avon Products, Inc.	23,624	188,756
Total Cosmetics & Toiletries		3,346,550
Food-Retail - 5.5%
Kroger Co.	7,461	571,959
Whole Foods Market, Inc.	7,592	395,391
Sprouts Farmers Market, Inc.*	6,250	220,188
SUPERVALU, Inc.*	14,236	165,565
Fresh Market, Inc.*,1	3,090	125,578
Total Food-Retail		1,478,681
Brewery - 5.0%
Anheuser-Busch InBev N.V. ADR	4,342	529,334
Molson Coors Brewing Co. — Class B	4,681	348,500
Ambev S.A. ADR	49,913	287,499
Boston Beer Company, Inc. — Class A*	640	171,136
Total Brewery		1,336,469
Consumer Products-Miscellaneous - 4.2%
Kimberly-Clark Corp.	5,483	587,284
Clorox Co.	3,129	345,410
Spectrum Brands Holdings, Inc.	2,180	195,241
Total Consumer Products-Miscellaneous		1,127,935
Food-Meat Products - 4.1%
Tyson Foods, Inc. — Class A	9,613	368,178
Hormel Foods Corp.	6,446	366,455
BRF S.A. ADR	11,950	236,371
Darling Ingredients, Inc.*	10,143	142,103
Total Food-Meat Products		1,113,107
Beverages-Wine/Spirits - 4.0%
Constellation Brands, Inc. — Class A*	3,673	426,840
Brown-Forman Corp. — Class B	4,529	409,195
Diageo plc ADR	2,160	238,831
Total Beverages-Wine/Spirits		1,074,866
Agricultural Operations - 3.5%
Archer-Daniels-Midland Co.	10,945	518,792
Bunge Ltd.	3,999	329,358
Andersons, Inc.	2,480	102,598
Total Agricultural Operations		950,748
Food-Confectionery - 2.8%
Hershey Co.	4,374	441,380
JM Smucker Co.	2,733	316,290
Total Food-Confectionery		757,670
Vitamins & Nutrition Products - 2.4%
Mead Johnson Nutrition Co. — Class A	4,149	417,099
Herbalife Ltd.[1]	5,181	221,540
Total Vitamins & Nutrition Products		638,639
Food-Wholesale/Distribution - 2.3%
Sysco Corp.	11,585	437,102
United Natural Foods, Inc.*	2,339	180,197
Total Food-Wholesale/Distribution		617,299
Food-Dairy Products - 1.5%
WhiteWave Foods Co. — Class A*	6,052	268,345
Dean Foods Co.	7,360	121,661
Total Food-Dairy Products		390,006
Coffee - 1.3%
Keurig Green Mountain, Inc.	3,242	362,229
Poultry - 1.3%
Pilgrim's Pride Corp.[1]	9,500	214,605
Sanderson Farms, Inc.	1,580	125,847
Total Poultry		340,452
Soap & Cleaning Preparation - 1.1%
Church & Dwight Company, Inc.	3,526	301,191
Batteries/Battery Systems - 1.0%
Energizer Holdings, Inc.	1,910	263,676

Consumer Products Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Food-Baking - 0.8%
Flowers Foods, Inc.	9,201	$209,231
Multilevel Direct Selling - 0.7%
Nu Skin Enterprises, Inc. — Class A1	2,938	176,897
Retail-Convenience Store - 0.6%
Casey's General Stores, Inc.	1,907	171,821
Food-Canned - 0.6%
TreeHouse Foods, Inc.*	2,018	171,570
Food-Flour & Grain - 0.6%
Post Holdings, Inc.*	3,200	149,888
Total Common Stocks
(Cost $17,984,186)		26,707,537

RIGHTS††† - 0.0%
Casa Ley
Expires 01/17/19*	7,547	1,132
PDC
Expires 01/17/17*	7,547	528
Total Rights
(Cost $1,815)		1,660

	Face Amount
REPURCHASE AGREEMENT††,2 - 0.4%
HSBC Group issued 03/31/15 at 0.03% due 04/01/15	$102,639	102,639
Total Repurchase Agreement
(Cost $102,639)		102,639

SECURITIES LENDING COLLATERAL††,3 - 1.9%
Repurchase Agreements
HSBC Securities, Inc. issued 03/31/15 at 0.10% due 04/01/15	334,970	334,970
BNP Paribas Securities Corp. issued 03/31/15 at 0.10% due 04/01/15	115,229	115,229
Barclays Capital, Inc. issued 03/31/15 at 0.10% due 04/01/15	59,477	59,477
Total Securities Lending Collateral
(Cost $509,676)		509,676
Total Investments - 101.8%
(Cost $18,598,316)		$27,321,512
Other Assets & Liabilities, net - (1.8)%		(488,373)
Total Net Assets - 100.0%		$26,833,139
*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or portion of this security is on loan at March 31, 2015 — See Note 5.
[2]	Repurchase Agreement — See Note 4.
[3]	Securities lending collateral — See Note 5.

ADR — American Depositary Receipt
plc — Public Limited Company

Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 53.5%
Industrial - 10.8%
3M Co.	2,955	$487,426
Boeing Co.	2,955	443,486
United Technologies Corp.	2,955	346,326
Caterpillar, Inc.	2,955	236,489
General Electric Co.	2,955	73,314
Total Industrial		1,587,041
Financial - 10.1%
Goldman Sachs Group, Inc.	2,955	555,452
Travelers Companies, Inc.	2,955	319,524
American Express Co.	2,955	230,844
Visa, Inc. — Class A	3,068	200,678
JPMorgan Chase & Co.	2,955	179,014
Total Financial		1,485,512
Consumer, Non-cyclical - 8.7%
UnitedHealth Group, Inc.	2,955	349,547
Johnson & Johnson	2,955	297,274
Procter & Gamble Co.	2,955	242,133
Merck & Company, Inc.	2,955	169,853
Coca-Cola Co.	2,955	119,825
Pfizer, Inc.	2,955	102,804
Total Consumer, Non-cyclical		1,281,436
Consumer, Cyclical - 7.9%
Home Depot, Inc.	2,955	335,718
NIKE, Inc. — Class B	2,955	296,475
McDonald's Corp.	2,955	287,935
Wal-Mart Stores, Inc.	2,955	243,049
Total Consumer, Cyclical		1,163,177
Technology - 7.2%
International Business Machines Corp.	2,955	474,277
Apple, Inc.	3,068	381,751
Microsoft Corp.	2,955	120,136
Intel Corp.	2,955	92,403
Total Technology		1,068,567
Energy - 3.8%
Chevron Corp.	2,955	310,216
Exxon Mobil Corp.	2,955	251,175
Total Energy		561,391
Communications - 3.6%
Walt Disney Co.	2,955	309,950
Verizon Communications, Inc.	2,955	143,702
Cisco Systems, Inc.	2,955	81,336
Total Communications		534,988
Basic Materials - 1.4%
EI du Pont de Nemours & Co.	2,955	211,194
Total Common Stocks
(Cost $7,033,141)		7,893,306

MUTUAL FUNDS† - 14.4%
Guggenheim Strategy Fund I1	85,154	2,120,336
Total Mutual Funds
(Cost $2,119,989)		2,120,336

	Face Amount
REPURCHASE AGREEMENTS††,2 - 8.3%
RBC Capital Markets issued 03/31/15 at 0.05% due 04/01/15	$408,192	408,192
HSBC Group issued 03/31/15 at 0.03% due 04/01/15	408,192	408,192
UMB Financial Corp. issued 03/31/15 at 0.03% due 04/01/15	407,443	407,443
Total Repurchase Agreements
(Cost $1,223,827)		1,223,827
Total Investments - 76.2%
(Cost $10,376,957)		$11,237,469
Other Assets & Liabilities, net - 23.8%		3,519,307
Total Net Assets - 100.0%		$14,756,776

	Units	Unrealized Gain
OTC EQUITY INDEX SWAP AGREEMENTS††
Barclays Bank plc April 2015 Dow Jones Industrial Average Index Swap, Terminating 04/30/15[3] (Notional Value $15,261,309)	859	$49,249
Credit Suisse Capital, LLC April 2015 Dow Jones Industrial Average Index Swap, Terminating 04/28/15[3] (Notional Value $6,381,222)	359	35,847
(Total Notional Value $21,642,531)		$85,096

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Investment in a product that is managed by and/or pays a management fee to a party related to the Adviser — See Note 7.
[2]	Repurchase Agreements — See Note 4.
[3]	Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.

plc — Public Limited Company

Electronics Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 99.5%
Electronic Components-Semiconductor - 53.6%
Intel Corp.	28,809	$900,856
Texas Instruments, Inc.	9,726	556,180
Micron Technology, Inc.*	14,321	388,529
Broadcom Corp. — Class A	8,361	361,990
Skyworks Solutions, Inc.	3,188	313,349
Avago Technologies Ltd.	2,310	293,324
Altera Corp.	6,676	286,467
Freescale Semiconductor Ltd.*	6,252	254,832
Xilinx, Inc.	5,709	241,491
NVIDIA Corp.	11,287	236,180
Microchip Technology, Inc.	4,595	224,696
ON Semiconductor Corp.*	13,291	160,954
Cavium, Inc.*	2,024	143,340
Cree, Inc.*	3,995	141,783
ARM Holdings plc ADR	2,848	140,406
Microsemi Corp.*	3,847	136,184
Mellanox Technologies Ltd.*	2,597	117,748
Ambarella, Inc.*,1	1,529	115,761
Tower Semiconductor Ltd.*	6,680	113,426
Silicon Laboratories, Inc.*	2,090	106,109
Fairchild Semiconductor International, Inc. — Class A*	5,831	106,008
Monolithic Power Systems, Inc.	1,964	103,405
PMC-Sierra, Inc.*	10,640	98,739
Intersil Corp. — Class A	6,662	95,400
Semtech Corp.*	3,563	94,936
OmniVision Technologies, Inc.*	3,465	91,372
Total Electronic Components-Semiconductor		5,823,465
Semiconductor Components-Integrated Circuit - 21.3%
Analog Devices, Inc.	5,286	333,019
NXP Semiconductor N.V.*	2,904	291,446
Linear Technology Corp.	5,163	241,628
Taiwan Semiconductor Manufacturing Company Ltd. ADR	10,100	237,148
Maxim Integrated Products, Inc.	6,406	222,993
Marvell Technology Group Ltd.	12,563	184,676
Cypress Semiconductor Corp.	10,559	148,987
Atmel Corp.	15,556	128,026
Integrated Device Technology, Inc.*	6,221	124,544
Siliconware Precision Industries Company Ltd. ADR[1]	13,080	106,994
Cirrus Logic, Inc.*	3,090	102,773
Himax Technologies, Inc. ADR	16,140	102,166
Power Integrations, Inc.	1,669	86,922
Total Semiconductor Components-Integrated Circuit		2,311,322
Semiconductor Equipment - 12.7%
Applied Materials, Inc.	16,300	367,727
Lam Research Corp.	3,255	228,615
KLA-Tencor Corp.	3,721	216,897
Teradyne, Inc.	7,613	143,505
ASML Holding N.V. — Class G	1,368	138,209
Tessera Technologies, Inc.	2,670	107,548
MKS Instruments, Inc.	2,800	94,668
Veeco Instruments, Inc.*	2,612	79,797
Total Semiconductor Equipment		1,376,966
Energy-Alternate Sources - 5.8%
SunEdison, Inc.*	7,715	185,160
First Solar, Inc.*	2,999	179,310
JinkoSolar Holding Company Ltd. ADR*,1	5,314	136,251
Trina Solar Ltd. ADR*,1	10,651	128,771
Total Energy-Alternate Sources		629,492
Power Converter/Supply Equipment - 2.7%
Canadian Solar, Inc.*	4,481	149,620
SunPower Corp. — Class A*	4,648	145,529
Total Power Converter/Supply Equipment		295,149
Telecommunication Services - 2.3%
Qorvo, Inc.*	3,156	251,533
Computers-Peripheral Equipment - 1.1%
Synaptics, Inc.*	1,523	123,828
Total Common Stocks
(Cost $7,719,726)		10,811,755

	Face Amount
SECURITIES LENDING COLLATERAL††,2 - 2.9%
Repurchase Agreements
HSBC Securities, Inc. issued 03/31/15 at 0.10% due 04/01/15	$206,811	206,811
BNP Paribas Securities Corp. issued 03/31/15 at 0.10% due 04/01/15	71,143	71,143
Barclays Capital, Inc. issued 03/31/15 at 0.10% due 04/01/15	36,722	36,722
Total Securities Lending Collateral
(Cost $314,676)		314,676
Total Investments - 102.4%
(Cost $8,034,402)		$11,126,431
Other Assets & Liabilities, net - (2.4)%		(264,881)
Total Net Assets - 100.0%		$10,861,550
*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at March 31, 2015 — See Note 5.
[2]	Securities lending collateral — See Note 5.

ADR — American Depositary Receipt
plc — Public Limited Company

Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 99.6%
Oil Company-Exploration & Production - 37.5%
ConocoPhillips	9,709	$604,481
Occidental Petroleum Corp.	7,518	548,814
EOG Resources, Inc.	5,710	523,550
Anadarko Petroleum Corp.	5,742	475,495
Devon Energy Corp.	6,089	367,228
Pioneer Natural Resources Co.	2,239	366,099
Apache Corp.	5,806	350,276
Noble Energy, Inc.	6,649	325,136
Hess Corp.	4,703	319,193
Continental Resources, Inc.*	7,058	308,223
Concho Resources, Inc.*	2,414	279,831
Equities Corp.	3,226	267,339
Cabot Oil & Gas Corp. — Class A	8,869	261,902
Cimarex Energy Co.	2,084	239,848
Antero Resources Corp.*	6,540	230,993
Range Resources Corp.	4,410	229,496
Chesapeake Energy Corp.[1]	15,530	219,905
Southwestern Energy Co.*	9,038	209,591
Newfield Exploration Co.*	5,224	183,310
Energen Corp.	2,529	166,914
Canadian Natural Resources Ltd.	5,334	163,807
Encana Corp.	14,688	163,771
Diamondback Energy, Inc.*	2,120	162,901
Whiting Petroleum Corp.*	4,897	151,317
SM Energy Co.	2,863	147,960
Memorial Resource Development Corp.*	8,340	147,952
Gulfport Energy Corp.*	3,158	144,984
Cobalt International Energy, Inc.*	15,385	144,773
QEP Resources, Inc.	6,764	141,029
Rice Energy, Inc.*	6,300	137,088
California Resources Corp.	17,265	131,387
Talisman Energy, Inc.	16,518	126,858
Laredo Petroleum, Inc.*	9,630	125,575
Ultra Petroleum Corp.*,1	7,360	115,037
Denbury Resources, Inc.[1]	15,618	113,855
Carrizo Oil & Gas, Inc.*	2,289	113,649
CNOOC Ltd. ADR	790	112,038
Oasis Petroleum, Inc.*,1	7,524	106,991
WPX Energy, Inc.*	9,635	105,311
PDC Energy, Inc.*	1,940	104,838
RSP Permian, Inc.*	3,970	100,004
Rosetta Resources, Inc.*	4,869	82,870
Bonanza Creek Energy, Inc.*	3,360	82,858
Sanchez Energy Corp.*,1	5,340	69,473
Stone Energy Corp.*	4,500	66,060
Comstock Resources, Inc.[1]	8,123	28,999
Total Oil Company-Exploration & Production		9,569,009
Oil Company-Integrated - 16.5%
Exxon Mobil Corp.	15,831	1,345,634
Chevron Corp.	9,302	976,523
Marathon Oil Corp.	11,146	291,022
Royal Dutch Shell plc — Class A ADR	4,498	268,306
Petroleo Brasileiro S.A. ADR[1]	43,748	262,925
BP plc ADR	5,835	228,207
Murphy Oil Corp.	4,451	207,417
Suncor Energy, Inc.	5,850	171,113
Statoil ASA ADR	7,200	126,648
Sasol Ltd. ADR	3,540	120,502
Cenovus Energy, Inc.	7,050	119,004
YPF S.A. ADR	3,810	104,585
Total Oil Company-Integrated		4,221,886
Oil-Field Services - 11.8%
Schlumberger Ltd.	9,154	763,810
Halliburton Co.	10,051	441,038
Baker Hughes, Inc.	6,198	394,069
Oceaneering International, Inc.	3,347	180,504
Targa Resources Corp.	1,820	174,338
Weatherford International plc*	13,344	164,131
Core Laboratories N.V.	1,487	155,377
Superior Energy Services, Inc.	6,355	141,971
Exterran Holdings, Inc.	3,569	119,811
Oil States International, Inc.*	2,642	105,072
Bristow Group, Inc.	1,780	96,921
Helix Energy Solutions Group, Inc.*	6,469	96,776
CARBO Ceramics, Inc.[1]	2,020	61,630
C&J Energy Services Ltd.*	5,370	59,768
Basic Energy Services, Inc.*	6,710	46,500
Total Oil-Field Services		3,001,716
Oil Refining & Marketing - 9.7%
Phillips 66	6,124	481,345
Valero Energy Corp.	6,756	429,817
Marathon Petroleum Corp.	3,834	392,563
Cheniere Energy, Inc.*	4,069	314,941
Tesoro Corp.	2,751	251,139
HollyFrontier Corp.	5,069	204,129
Western Refining, Inc.	3,230	159,530
PBF Energy, Inc. — Class A	3,940	133,645
Delek US Holdings, Inc.	2,820	112,095
Total Oil Refining & Marketing		2,479,204
Pipelines - 8.4%
Kinder Morgan, Inc.	16,240	683,054
Williams Companies, Inc.	9,222	466,541
Spectra Energy Corp.	9,734	352,079
ONEOK, Inc.	4,969	239,705
SemGroup Corp. — Class A	1,770	143,972
Enbridge, Inc.	2,680	129,980
TransCanada Corp.	2,960	126,451
Total Pipelines		2,141,782
Oil & Gas Drilling - 7.1%
Transocean Ltd.[1]	17,063	250,314
Ensco plc — Class A	9,897	208,530
Nabors Industries Ltd.	14,942	203,958
Helmerich & Payne, Inc.	2,973	202,372
Noble Corporation plc	13,711	195,793
Seadrill Ltd.[1]	17,739	165,860
Diamond Offshore Drilling, Inc.[1]	5,145	137,835
Patterson-UTI Energy, Inc.	6,777	127,238
Parsley Energy, Inc. — Class A*	7,030	112,339
Rowan Companies plc — Class A	6,080	107,677
Atwood Oceanics, Inc.	3,510	98,666
Total Oil & Gas Drilling		1,810,582

Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Oil Field Machinery & Equipment - 4.2%
National Oilwell Varco, Inc.	6,761	$337,982
Cameron International Corp.*	4,859	219,238
FMC Technologies, Inc.*	5,782	213,992
Dresser-Rand Group, Inc.*	2,270	182,395
Dril-Quip, Inc.*	1,769	120,982
Total Oil Field Machinery & Equipment		1,074,589
Transport-Marine - 1.1%
Golar LNG Ltd.[1]	3,510	116,812
Teekay Corp.	2,380	110,837
Tidewater, Inc.	3,369	64,483
Total Transport-Marine		292,132
Coal - 1.0%
CONSOL Energy, Inc.	6,716	187,309
Peabody Energy Corp.[1]	16,017	78,804
Total Coal		266,113
Retail-Petroleum Products - 0.6%
World Fuel Services Corp.	2,630	151,172
Steel Pipe & Tube - 0.5%
Tenaris S.A. ADR	4,626	129,528
Diversified Minerals - 0.5%
US Silica Holdings, Inc.[1]	3,240	115,376
Non-Ferrous Metals - 0.4%
Cameco Corp.	7,299	101,675
Energy-Alternate Sources - 0.3%
Green Plains, Inc.	2,240	63,952
Total Common Stocks
(Cost $18,353,567)		25,418,716

	Face Amount
REPURCHASE AGREEMENT††,2 - 0.4%
HSBC Group issued 03/31/15 at 0.03% due 04/01/15	$105,616	105,616
Total Repurchase Agreement
(Cost $105,616)		105,616

SECURITIES LENDING COLLATERAL††,3 - 4.8%
Repurchase Agreements
HSBC Securities, Inc. issued 03/31/15 at 0.10% due 04/01/15	804,759	804,759
BNP Paribas Securities Corp. issued 03/31/15 at 0.10% due 04/01/15	276,837	276,837
Barclays Capital, Inc. issued 03/31/15 at 0.10% due 04/01/15	142,893	142,893
Total Securities Lending Collateral
(Cost $1,224,489)		1,224,489
Total Investments - 104.8%
(Cost $19,683,672)		$26,748,821
Other Assets & Liabilities, net - (4.8)%		(1,223,226)
Total Net Assets - 100.0%		$25,525,595
*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at March 31, 2015 — See Note 5.
[2]	Repurchase Agreement — See Note 4.
[3]	Securities lending collateral — See Note 5.

ADR — American Depositary Receipt
plc — Public Limited Company

Energy Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 99.3%
Oil-Field Services - 48.8%
Schlumberger Ltd.	23,334	$1,946,988
Halliburton Co.	26,966	1,183,268
Baker Hughes, Inc.	15,783	1,003,483
Oceaneering International, Inc.	8,515	459,214
Superior Energy Services, Inc.	16,187	361,618
Weatherford International plc*	27,446	337,586
RPC, Inc.	25,630	328,320
Core Laboratories N.V.	2,925	305,633
Exterran Holdings, Inc.	9,077	304,715
Oil States International, Inc.*	6,735	267,851
Bristow Group, Inc.	4,535	246,931
Helix Energy Solutions Group, Inc.*	16,493	246,735
SEACOR Holdings, Inc.*	3,049	212,424
Frank's International N.V.	9,006	168,412
CARBO Ceramics, Inc.[1]	5,154	157,249
C&J Energy Services Ltd.*	13,675	152,203
Basic Energy Services, Inc.*	17,098	118,489
Gulfmark Offshore, Inc. — Class A	8,091	105,507
Total Oil-Field Services		7,906,626
Oil & Gas Drilling - 25.4%
Transocean Ltd.[1]	36,476	535,103
Helmerich & Payne, Inc.	7,566	515,018
Ensco plc — Class A	22,157	466,848
Nabors Industries Ltd.	31,545	430,589
Noble Corporation plc	29,277	418,076
Diamond Offshore Drilling, Inc.[1]	13,123	351,565
Seadrill Ltd.[1]	36,718	343,313
Patterson-UTI Energy, Inc.	17,257	324,000
Rowan Companies plc — Class A	15,496	274,434
Atwood Oceanics, Inc.	8,944	251,416
Precision Drilling Corp.	32,119	203,634
Total Oil & Gas Drilling		4,113,996
Oil Field Machinery & Equipment - 18.4%
National Oilwell Varco, Inc.	17,233	861,478
Cameron International Corp.*	12,378	558,495
FMC Technologies, Inc.*	14,731	545,194
Dresser-Rand Group, Inc.*	5,770	463,620
Dril-Quip, Inc.*	4,501	307,823
Forum Energy Technologies, Inc.*	13,050	255,780
Total Oil Field Machinery & Equipment		2,992,390
Transport-Marine - 2.0%
Tidewater, Inc.[1]	8,574	164,106
Hornbeck Offshore Services, Inc.*	8,176	153,791
Total Transport-Marine		317,897
Diversified Minerals - 1.8%
US Silica Holdings, Inc.[1]	8,264	294,281
Steel Pipe & Tube - 1.5%
Tenaris S.A. ADR	8,675	242,900
Oil Company-Exploration & Production - 1.4%
Unit Corp.*	8,213	229,800
Total Common Stocks
(Cost $12,288,263)		16,097,890

	Face Amount
REPURCHASE AGREEMENT††,2 - 0.6%
HSBC Group issued 03/31/15 at 0.03% due 04/01/15	$91,285	91,285
Total Repurchase Agreement
(Cost $91,285)		91,285

SECURITIES LENDING COLLATERAL††,3 - 7.5%
Repurchase Agreements
HSBC Securities, Inc. issued 03/31/15 at 0.10% due 04/01/15	798,987	798,987
BNP Paribas Securities Corp. issued 03/31/15 at 0.10% due 04/01/15	274,852	274,852
Barclays Capital, Inc. issued 03/31/15 at 0.10% due 04/01/15	141,868	141,868
Total Securities Lending Collateral
(Cost $1,215,707)		1,215,707
Total Investments - 107.4%
(Cost $13,595,255)		$17,404,882
Other Assets & Liabilities, net - (7.4)%		(1,197,996)
Total Net Assets - 100.0%		$16,206,886
*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at March 31, 2015 — See Note 5.
[2]	Repurchase Agreement — See Note 4.
[3]	Securities lending collateral — See Note 5.

ADR — American Depositary Receipt
plc — Public Limited Company

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 59.6%
Consumer, Non-cyclical - 23.1%
Novartis AG ADR	2,213	$218,224
Nestle S.A. ADR	2,784	209,415
Roche Holding AG ADR	4,848	166,674
Bayer AG ADR	714	107,289
Sanofi ADR	2,091	103,379
GlaxoSmithKline plc ADR	2,085	96,223
British American Tobacco plc ADR	803	83,327
Anheuser-Busch InBev N.V. ADR	665	81,070
AstraZeneca plc ADR	1,089	74,520
Diageo plc ADR	543	60,040
Unilever N.V. — Class Y	1,348	56,292
Reckitt Benckiser Group plc ADR	2,853	48,815
Unilever plc ADR	1,133	47,257
Total Consumer, Non-cyclical		1,352,525
Financial - 15.0%
HSBC Holdings plc ADR	3,308	140,887
Banco Santander S.A. ADR	12,107	90,196
Allianz SE ADR	3,931	68,419
BNP Paribas S.A. ADR	1,928	58,467
Prudential plc ADR	1,099	54,818
Banco Bilbao Vizcaya Argentaria S.A. ADR	5,359	53,751
Lloyds Banking Group plc ADR*	11,431	53,383
Barclays plc ADR	3,522	51,316
ING Groep N.V. ADR*	3,314	48,418
UBS AG*	2,439	45,549
AXA S.A. ADR	1,798	45,382
Zurich Insurance Group AG ADR	1,292	43,599
Deutsche Bank AG	1,115	38,724
Credit Suisse Group AG ADR	1,313	35,359
Standard Chartered plc	1,736	27,880
UBS Group AG*	828	15,542
Total Financial		871,690
Energy - 6.5%
Total S.A. ADR	2,043	101,456
BP plc ADR	2,585	101,099
Royal Dutch Shell plc — Class A ADR	1,676	99,973
Eni SpA ADR	1,161	40,182
BG Group plc ADR	2,909	35,941
Total Energy		378,651
Basic Materials - 4.1%
BASF SE ADR	790	78,577
Rio Tinto plc ADR	1,061	43,926
BHP Billiton Ltd. ADR	839	38,988
Air Liquide S.A. ADR	1,496	38,440
Glencore plc ADR	4,269	36,158
Total Basic Materials		236,089
Communications - 3.8%
Vodafone Group plc ADR	2,285	74,674
Telefonica S.A. ADR	3,527	50,612
Deutsche Telekom AG ADR	2,681	48,888
BT Group plc ADR	701	45,684
Total Communications		219,858
Consumer, Cyclical - 2.7%
Daimler AG ADR	858	80,223
LVMH Moet Hennessy Louis Vuitton SE ADR	1,173	41,337
Cie Financiere Richemont S.A. ADR	4,531	36,225
Total Consumer, Cyclical		157,785
Industrial - 2.7%
Siemens AG ADR	680	73,576
ABB Ltd. ADR	1,993	42,192
Schneider Electric SE ADR	2,528	39,159
Total Industrial		154,927
Technology - 1.0%
SAP SE ADR	821	59,252
Utilities - 0.7%
National Grid plc ADR	667	43,095
Total Common Stocks
(Cost $3,025,360)		3,473,872

RIGHTS† - 0.0%
Telefonica SA
Expires 04/12/15	3,527	569
Total Rights
(Cost $538)		569

MUTUAL FUNDS† - 0.9%
Guggenheim Strategy Fund I1	2,189	54,502
Total Mutual Funds
(Cost $54,393)		54,502

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 25.8%
RBC Capital Markets issued 03/31/15 at 0.05% due 04/01/15	$500,538	500,538
HSBC Group issued 03/31/15 at 0.03% due 04/01/15	500,538	500,538
UMB Financial Corp. issued 03/31/15 at 0.03% due 04/01/15	499,619	499,619
Total Repurchase Agreements
(Cost $1,500,695)		1,500,695
Total Investments - 86.3%
(Cost $4,580,986)		$5,029,638
Other Assets & Liabilities, net - 13.7%		795,525
Total Net Assets - 100.0%		$5,825,163

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Contracts	Unrealized Gain (Loss)
CURRENCY FUTURES CONTRACTS PURCHASED†
June 2015 Euro FX Futures Contracts (Aggregate Value of Contracts $3,900,863)	29	$7,757

EQUITY FUTURES CONTRACTS PURCHASED††
June 2015 STOXX 50 Index Futures Contracts (Aggregate Value of Contracts $3,818,490)	105	$(7,087)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Investment in a product that is managed by and/or pays a management fee to a party related to the Adviser.
[2]	Repurchase Agreements — See Note 4.

ADR ― American Depositary Receipt
plc ― Public Limited Company

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 99.0%
Diversified Banking Institutions - 8.6%
JPMorgan Chase & Co.	4,759	$288,299
Bank of America Corp.	15,733	242,131
Citigroup, Inc.	4,634	238,744
Goldman Sachs Group, Inc.	939	176,504
Morgan Stanley	4,499	160,569
HSBC Holdings plc ADR	1,773	75,512
Deutsche Bank AG	1,885	65,466
Total Diversified Banking Institutions		1,247,225
Super-Regional Banks-U.S. - 7.6%
Wells Fargo & Co.	5,909	321,450
U.S. Bancorp	3,853	168,261
PNC Financial Services Group, Inc.	1,439	134,172
Capital One Financial Corp.	1,594	125,639
SunTrust Banks, Inc.	2,151	88,385
Fifth Third Bancorp	3,994	75,287
KeyCorp	4,709	66,679
Huntington Bancshares, Inc.	5,257	58,090
Comerica, Inc.	1,210	54,607
Total Super-Regional Banks-U.S.		1,092,570
Multi-Line Insurance - 6.5%
American International Group, Inc.	3,038	166,452
MetLife, Inc.	2,844	143,764
Allstate Corp.	1,492	106,186
ACE Ltd.	864	96,327
Hartford Financial Services Group, Inc.	1,924	80,462
Loews Corp.	1,859	75,903
XL Group plc — Class A	2,002	73,674
Voya Financial, Inc.	1,390	59,923
Cincinnati Financial Corp.	1,073	57,169
Assurant, Inc.	640	39,302
Genworth Financial, Inc. — Class A*	5,020	36,696
Total Multi-Line Insurance		935,858
Investment Management/Advisory Services - 5.4%
BlackRock, Inc. — Class A	406	148,531
Franklin Resources, Inc.	2,086	107,054
Ameriprise Financial, Inc.	711	93,027
T. Rowe Price Group, Inc.	1,079	87,377
Invesco Ltd.	1,963	77,911
Affiliated Managers Group, Inc.*	310	66,582
Legg Mason, Inc.	850	46,920
Eaton Vance Corp.	1,010	42,056
Waddell & Reed Financial, Inc. — Class A	800	39,632
Janus Capital Group, Inc.	2,020	34,724
WisdomTree Investments, Inc.	1,510	32,405
Total Investment Management/Advisory Services		776,219
REITs-Diversified - 5.0%
American Tower Corp. — Class A	1,300	122,394
Crown Castle International Corp.	1,213	100,121
Vornado Realty Trust	819	91,728
Weyerhaeuser Co.	2,417	80,124
Digital Realty Trust, Inc.	889	58,638
Plum Creek Timber Company, Inc.	1,244	54,052
Duke Realty Corp.	2,465	53,663
Lamar Advertising Co. — Class A	780	46,231
Liberty Property Trust	1,255	44,804
EPR Properties	600	36,018
Rayonier, Inc.	1,326	35,749
Total REITs-Diversified		723,522
Reinsurance - 4.6%
Berkshire Hathaway, Inc. — Class B*	2,525	364,407
PartnerRe Ltd.	590	67,455
Everest Re Group Ltd.	368	64,032
RenaissanceRe Holdings Ltd.	620	61,833
Axis Capital Holdings Ltd.	1,190	61,380
Reinsurance Group of America, Inc. — Class A	520	48,459
Total Reinsurance		667,566
Commercial Banks-Non-U.S. - 4.1%
ICICI Bank Ltd. ADR	6,995	72,469
Royal Bank of Canada	1,190	71,828
Banco Bradesco S.A. ADR	7,650	70,988
Toronto-Dominion Bank	1,600	68,560
Banco Santander S.A. ADR	8,958	66,737
HDFC Bank Ltd. ADR	1,130	66,546
Credicorp Ltd.	440	61,877
Bank of Montreal	1,010	60,570
Bank of Nova Scotia	1,180	59,271
Total Commercial Banks-Non-U.S.		598,846
REITs-Apartments - 3.8%
Equity Residential	1,305	101,607
AvalonBay Communities, Inc.	528	92,004
Essex Property Trust, Inc.	317	72,878
UDR, Inc.	1,690	57,511
Camden Property Trust	643	50,238
Apartment Investment & Management Co. — Class A	1,222	48,098
Mid-America Apartment Communities, Inc.	610	47,135
American Campus Communities, Inc.	1,007	43,170
Home Properties, Inc.	560	38,802
Total REITs-Apartments		551,443
Life/Health Insurance - 3.7%
Prudential Financial, Inc.	1,428	114,683
Aflac, Inc.	1,621	103,760
Principal Financial Group, Inc.	1,449	74,435
Lincoln National Corp.	1,274	73,204
Manulife Financial Corp.	3,390	57,664
Unum Group	1,666	56,194
Torchmark Corp.	940	51,625
Total Life/Health Insurance		531,565
Property & Casualty Insurance - 3.6%
Travelers Companies, Inc.	1,046	113,104
Chubb Corp.	924	93,416
Progressive Corp.	2,851	77,547
Arch Capital Group Ltd.*	950	58,520

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 99.0% (continued)
Property & Casualty Insurance - 3.6% (continued)
Alleghany Corp.*	113	$55,031
WR Berkley Corp.	960	48,490
AmTrust Financial Services, Inc.	750	42,739
First American Financial Corp.	1,070	38,178
Total Property & Casualty Insurance		527,025
REITs-Office Property - 3.5%
Boston Properties, Inc.	646	90,750
SL Green Realty Corp.	542	69,582
American Realty Capital Properties, Inc.	5,868	57,800
Alexandria Real Estate Equities, Inc.	520	50,981
Kilroy Realty Corp.	666	50,729
BioMed Realty Trust, Inc.	1,882	42,646
Douglas Emmett, Inc.	1,400	41,734
Highwoods Properties, Inc.	890	40,744
Brandywine Realty Trust	2,100	33,558
Corporate Office Properties Trust	1,100	32,318
Total REITs-Office Property		510,842
REITs-Health Care - 2.9%
Health Care REIT, Inc.	1,328	102,733
Ventas, Inc.	1,328	96,970
HCP, Inc.	2,074	89,618
Omega Healthcare Investors, Inc.	1,150	46,656
Senior Housing Properties Trust	2,014	44,691
Medical Properties Trust, Inc.	2,340	34,492
Total REITs-Health Care		415,160
REITs-Regional Malls - 2.8%
Simon Property Group, Inc.	796	155,729
General Growth Properties, Inc.	3,323	98,195
Macerich Co.	798	67,295
Taubman Centers, Inc.	546	42,113
Tanger Factory Outlet Centers, Inc.	1,010	35,522
Total REITs-Regional Malls		398,854
REITs-Shopping Centers - 2.7%
Kimco Realty Corp.	2,419	64,950
Federal Realty Investment Trust	419	61,681
Brixmor Property Group, Inc.	2,090	55,490
DDR Corp.	2,720	50,646
Regency Centers Corp.	730	49,669
Weingarten Realty Investors	1,141	41,053
WP GLIMCHER, Inc.	2,038	33,892
Urban Edge Properties	1,274	30,194
Total REITs-Shopping Centers		387,575
Finance-Investment Bankers/Brokers - 2.5%
Charles Schwab Corp.	3,995	121,607
TD Ameritrade Holding Corp.	2,333	86,928
E*TRADE Financial Corp.*	1,960	55,968
Raymond James Financial, Inc.	960	54,509
LPL Financial Holdings, Inc.	890	39,035
Total Finance-Investment Bankers/Brokers		358,047
Commercial Banks-Western U.S. - 2.2%
First Republic Bank	970	55,377
SVB Financial Group*	390	49,546
East West Bancorp, Inc.	1,160	46,934
Zions Bancorporation	1,686	45,522
City National Corp.	480	42,758
PacWest Bancorp	910	42,670
Umpqua Holdings Corp.	2,210	37,968
Total Commercial Banks-Western U.S.		320,775
Fiduciary Banks - 2.1%
Bank of New York Mellon Corp.	3,208	129,089
State Street Corp.	1,435	105,516
Northern Trust Corp.	1,103	76,824
Total Fiduciary Banks		311,429
Insurance Brokers - 2.1%
Marsh & McLennan Companies, Inc.	1,871	104,944
Aon plc	914	87,854
Willis Group Holdings plc	1,200	57,816
Arthur J Gallagher & Co.	1,140	53,295
Total Insurance Brokers		303,909
REITs-Hotels - 2.1%
Host Hotels & Resorts, Inc.	3,685	74,362
Hospitality Properties Trust	1,322	43,613
LaSalle Hotel Properties	1,031	40,065
RLJ Lodging Trust	1,263	39,545
Sunstone Hotel Investors, Inc.	2,177	36,291
Strategic Hotels & Resorts, Inc.*	2,910	36,171
DiamondRock Hospitality Co.	2,290	32,358
Total REITs-Hotels		302,405
Finance-Other Services - 2.1%
CME Group, Inc. — Class A	1,110	105,128
Intercontinental Exchange, Inc.	416	97,040
NASDAQ OMX Group, Inc.	1,116	56,849
CBOE Holdings, Inc.	730	41,906
Total Finance-Other Services		300,923
REITs-Storage - 2.0%
Public Storage	576	113,553
Extra Space Storage, Inc.	820	55,407
Iron Mountain, Inc.	1,440	52,531
CubeSmart	1,620	39,123
Sovran Self Storage, Inc.	380	35,697
Total REITs-Storage		296,311
Finance-Consumer Loans - 1.8%
Synchrony Financial*	3,140	95,299
Navient Corp.	2,760	56,111
Santander Consumer USA Holdings, Inc.	2,370	54,842
SLM Corp.*	4,192	38,902
Ocwen Financial Corp.*,1	2,449	20,204
Total Finance-Consumer Loans		265,358
Finance-Credit Card - 1.8%
American Express Co.	2,171	169,599
Discover Financial Services	1,686	95,006
Total Finance-Credit Card		264,605
Commercial Services-Finance - 1.7%
McGraw Hill Financial, Inc.	990	102,366
Moody's Corp.	885	91,863
SEI Investments Co.	1,199	52,864
Total Commercial Services-Finance		247,093

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 99.0% (continued)
REITs-Mortgage - 1.7%
Annaly Capital Management, Inc.	5,852	$60,860
American Capital Agency Corp.	2,488	53,069
Starwood Property Trust, Inc.	1,890	45,927
NorthStar Realty Finance Corp.	2,508	45,445
Two Harbors Investment Corp.	3,630	38,551
Total REITs-Mortgage		243,852
Commercial Banks-Southern U.S. - 1.7%
BB&T Corp.	2,636	102,778
Regions Financial Corp.	7,199	68,031
Synovus Financial Corp.	1,340	37,533
First Horizon National Corp.	2,480	35,439
Total Commercial Banks-Southern U.S.		243,781
Real Estate Management/Services - 1.6%
CBRE Group, Inc. — Class A*	1,893	73,278
Jones Lang LaSalle, Inc.	320	54,528
WP Carey, Inc.	760	51,680
Realogy Holdings Corp.*	1,112	50,574
Total Real Estate Management/Services		230,060
Commercial Banks-Eastern U.S. - 1.5%
M&T Bank Corp.	628	79,756
CIT Group, Inc.	1,225	55,272
Signature Bank*	370	47,945
Webster Financial Corp.	980	36,309
Total Commercial Banks-Eastern U.S.		219,282
Savings & Loans/Thrifts-Eastern U.S. - 1.5%
New York Community Bancorp, Inc.	3,165	52,951
Hudson City Bancorp, Inc.	4,403	46,144
People's United Financial, Inc.	2,772	42,134
Investors Bancorp, Inc.	3,410	39,965
First Niagara Financial Group, Inc.	3,860	34,122
Total Savings & Loans/Thrifts-Eastern U.S.		215,316
REITs-Single Tenant - 1.1%
Realty Income Corp.	1,291	66,615
National Retail Properties, Inc.	1,114	45,641
Spirit Realty Capital, Inc.	3,610	43,609
Total REITs-Single Tenant		155,865
Financial Guarantee Insurance - 0.9%
Assured Guaranty Ltd.	2,270	59,906
Radian Group, Inc.	2,080	34,923
MGIC Investment Corp.*	3,580	34,475
Total Financial Guarantee Insurance		129,304
REITs-Warehouse/Industries - 0.9%
Prologis, Inc.	2,142	93,305
DCT Industrial Trust, Inc.	986	34,175
Total REITs-Warehouse/Industries		127,480
Commercial Banks-Central U.S. - 0.7%
Cullen/Frost Bankers, Inc.	590	40,757
Prosperity Bancshares, Inc.	720	37,786
Texas Capital Bancshares, Inc.*	600	29,190
Total Commercial Banks-Central U.S.		107,733
Investment Companies - 0.6%
Ares Capital Corp.	2,660	45,672
American Capital Ltd.*	2,620	38,750
Total Investment Companies		84,422
Finance-Auto Loans - 0.4%
Ally Financial, Inc.*	2,950	61,891
Diversified Operations - 0.4%
Leucadia National Corp.	2,416	53,853
Finance-Mortgage Loan/Banker - 0.4%
Home Loan Servicing Solutions Ltd.	3,240	53,590
Decision Support Software - 0.4%
MSCI, Inc. — Class A	850	52,114
Total Common Stocks
(Cost $10,343,159)		14,313,668

PREFERRED STOCKS† - 0.6%
Commercial Banks-Non-U.S. - 0.6%
Itau Unibanco Holding S.A. ADR 4.50%	7,440	82,286
Total Preferred Stocks
(Cost $83,936)		82,286

	Face Amount
SECURITIES LENDING COLLATERAL††,2 - 0.1%
Repurchase Agreements
HSBC Securities, Inc. issued 03/31/15 at 0.10% due 04/01/15	$10,460	10,460
BNP Paribas Securities Corp. issued 03/31/15 at 0.10% due 04/01/15	3,599	3,599
Barclays Capital, Inc. issued 03/31/15 at 0.10% due 04/01/15	1,858	1,858
Total Securities Lending Collateral
(Cost $15,917)		15,917
Total Investments - 99.7%
(Cost $10,443,012)		$14,411,871
Other Assets & Liabilities, net - 0.3%		39,766
Total Net Assets - 100.0%		$14,451,637
*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at March 31, 2015 — See Note 5.
[2]	Securities lending collateral — See Note 5.

ADR — American Depositary Receipt
plc — Public Limited Company
REIT — Real Estate Investment Trust

Global Managed Futures Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
MUTUAL FUNDS† - 66.0%
Guggenheim Variable Insurance Strategy Fund III[1]	120,059	$2,996,665
Guggenheim Strategy Fund II1	107,601	2,680,334
Guggenheim Strategy Fund III[1]	79,580	1,985,525
Guggenheim Strategy Fund I1	40,495	1,008,330
Total Mutual Funds
(Cost $8,669,112)		8,670,854

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 7.6%
Farmer Mac[2]
0.04% due 04/02/15	$300,000	300,000
Fannie Mae[3]
0.09% due 05/01/15	300,000	299,989
Freddie Mac[3]
0.10% due 08/07/15	300,000	299,900
Federal Home Loan Bank[2]
0.04% due 04/09/15	100,000	99,999
Total Federal Agency Discount Notes
(Cost $999,870)		999,888

REPURCHASE AGREEMENTS††,[4] - 12.1%
RBC Capital Markets issued 03/31/15 at 0.05% due 04/01/15	530,963	530,963
HSBC Group issued 03/31/15 at 0.03% due 04/01/15	530,963	530,963
UMB Financial Corp. issued 03/31/15 at 0.03% due 04/01/15	529,988	529,988
Total Repurchase Agreements
(Cost $1,591,914)		1,591,914
Total Investments - 85.7%
(Cost $11,260,896)		$11,262,656
Other Assets & Liabilities, net - 14.3%		1,881,145
Total Net Assets - 100.0%		$13,143,801

	Contracts	Unrealized Gain (Loss)
INTEREST RATE FUTURES CONTRACTS PURCHASED†
June 2015 Euro - Bund Futures Contracts†† (Aggregate Value of Contracts $3,243,429)	19	$45,166
June 2015 Australian Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $2,326,014)	23	28,876
June 2015 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $2,644,469)	22	27,418
June 2015 Euro - Schatz Futures Contracts†† (Aggregate Value of Contracts $39,813,233)	333	22,357
June 2015 U.S. Treasury Long Bond Futures Contracts (Aggregate Value of Contracts $1,147,563)	7	18,799
June 2015 Euro - Bobl Futures Contracts†† (Aggregate Value of Contracts $7,513,271)	54	15,596
June 2015 U.S. Treasury Ultra Long Bond Futures Contracts (Aggregate Value of Contracts $680,000)	4	15,248
June 2015 Japanese Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $7,362,681)	6	13,525
June 2015 Australian Government 3 Year Bond Futures Contracts†† (Aggregate Value of Contracts $4,031,486)	47	12,187
June 2015 U.S. Treasury 10 Year Note Futures Contracts (Aggregate Value of Contracts $1,546,875)	12	11,980
June 2015 Canadian Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $2,366,844)	21	3,746
June 2015 Long Gilt Futures Contracts†† (Aggregate Value of Contracts $894,868)	5	(3,293)
(Total Aggregate Value of Contracts $73,570,733)		$211,605

COMMODITY FUTURES CONTRACTS PURCHASED†
June 2015 Live Cattle Futures Contracts (Aggregate Value of Contracts $975,681)	16	$32,355
May 2015 LME Lead Futures Contracts (Aggregate Value of Contracts $500,528)	11	18,879
June 2015 Gold 100 oz. Futures Contracts (Aggregate Value of Contracts $118,400)	1	(107)
May 2015 LME Zinc Futures Contracts (Aggregate Value of Contracts $259,763)	5	(1,174)
May 2015 Silver Futures Contracts (Aggregate Value of Contracts $249,450)	3	(2,910)

Global Managed Futures Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Contracts	Unrealized Gain (Loss)
COMMODITY FUTURES CONTRACTS PURCHASED† (continued)
May 2015 WTI Crude Futures Contracts (Aggregate Value of Contracts $94,980)	2	$(3,361)
(Total Aggregate Value of Contracts $2,198,802)		$43,682

EQUITY FUTURES CONTRACTS PURCHASED†
June 2015 Topix Index Futures Contracts†† (Aggregate Value of Contracts $1,544,693)	12	$17,282
June 2015 Nikkei 225 (OSE) Index Futures Contracts†† (Aggregate Value of Contracts $961,564)	6	15,544
June 2015 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $608,080)	4	14,269
April 2015 IBEX 35 Index Futures Contracts†† (Aggregate Value of Contracts $369,357)	3	11,348
April 2015 H-Shares Index Futures Contracts†† (Aggregate Value of Contracts $321,703)	4	11,110
June 2015 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Value of Contracts $442,375)	5	2,593
June 2015 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $205,950)	2	2,502
June 2015 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $1,211,910)	14	1,293
June 2015 SPI 200 Index Futures Contracts†† (Aggregate Value of Contracts $334,400)	3	1,193
June 2015 DAX Index Futures Contracts†† (Aggregate Value of Contracts $321,580)	1	791
June 2015 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $124,920)	1	216
April 2015 Amsterdam Index Futures Contracts†† (Aggregate Value of Contracts $1,155,163)	11	(13,845)
June 2015 FTSE 100 Index Futures Contracts†† (Aggregate Value of Contracts $995,608)	10	(24,568)
(Total Aggregate Value of Contracts $8,597,303)		$39,728

COMMODITY FUTURES CONTRACTS SOLD SHORT†
May 2015 Sugar #11 Futures Contracts (Aggregate Value of Contracts $941,584)	70	$135,923
May 2015 LME Nickel Futures Contracts (Aggregate Value of Contracts $371,040)	5	35,509
May 2015 Corn Futures Contracts (Aggregate Value of Contracts $301,000)	16	15,049
May 2015 Gas Oil Futures Contracts (Aggregate Value of Contracts $521,500)	10	14,022
June 2015 Brent Crude Futures Contracts (Aggregate Value of Contracts $224,760)	4	8,417
May 2015 Coffee 'C' Futures Contracts (Aggregate Value of Contracts $49,744)	1	3,113
May 2015 Gasoline RBOB Futures Contracts (Aggregate Value of Contracts $74,386)	1	2,656
May 2015 Wheat Futures Contracts (Aggregate Value of Contracts $128,188)	5	1,603
May 2015 Natural Gas Futures Contracts (Aggregate Value of Contracts $52,740)	2	14
May 2015 Soybean Futures Contracts (Aggregate Value of Contracts $340,463)	7	(1,055)
May 2015 Hard Red Winter Wheat Futures Contracts (Aggregate Value of Contracts $308,413)	11	(2,346)
June 2015 Lean Hogs Futures Contracts (Aggregate Value of Contracts $791,180)	26	(4,074)
May 2015 LME Primary Aluminum Futures Contracts (Aggregate Value of Contracts $845,144)	19	(5,794)

Global Managed Futures Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Contracts	Unrealized Gain (Loss)
COMMODITY FUTURES CONTRACTS SOLD SHORT† (continued)
May 2015 Cotton #2 Futures Contracts (Aggregate Value of Contracts $315,500)	10	$(10,138)
(Total Aggregate Value of Contracts $5,265,642)		$192,899

EQUITY FUTURES CONTRACTS SOLD SHORT†
April 2015 CAC40 10 Euro Index Futures Contracts†† (Aggregate Value of Contracts $432,658)	8	$1,108
April 2015 MSCI Taiwan Stock Index Futures Contracts (Aggregate Value of Contracts $105,642)	3	(368)
April 2015 Hang Seng Index Futures Contracts†† (Aggregate Value of Contracts $161,071)	1	(3,319)
(Total Aggregate Value of Contracts $699,371)		$(2,579)

CURRENCY FUTURES CONTRACTS SOLD SHORT†
June 2015 British Pound Futures Contracts (Aggregate Value of Contracts $741,400)	8	$7,798
June 2015 Canadian Dollar Futures Contracts (Aggregate Value of Contracts $236,610)	3	757
June 2015 Euro FX Futures Contracts (Aggregate Value of Contracts $807,075)	6	(3,847)
June 2015 Japanese Yen Futures Contracts (Aggregate Value of Contracts $1,982,175)	19	(17,241)
June 2015 Swiss Franc Futures Contracts (Aggregate Value of Contracts $645,063)	5	(17,842)
(Total Aggregate Value of Contracts $4,412,323)		$(30,375)
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Investment in a product that is managed by and/or pays a management fee to a party related to the Adviser — See Note 7.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[4]	Repurchase Agreements — See Note 4.

Government Long Bond 1.2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
MUTUAL FUNDS† - 16.6%
Guggenheim Strategy Fund I1	153,684	$3,826,720
Total Mutual Funds
(Cost $3,827,086)		3,826,720

	Face Amount
U.S. GOVERNMENT SECURITIES†† - 41.7%
U.S. Treasury Bonds
2.50% due 02/15/45	$9,701,000	9,619,147
Total U.S. Government Securities
(Cost $9,370,239)		9,619,147

FEDERAL AGENCY DISCOUNT NOTES†† - 13.0%
Federal Home Loan Bank[2]
0.04% due 04/01/15	1,000,000	1,000,000
Farmer Mac[2]
0.05% due 04/15/15	1,000,000	999,983
Fannie Mae[3]
0.02% due 04/06/15	500,000	499,999
Federal Farm Credit Bank[2]
0.05% due 07/01/15	500,000	499,911
Total Federal Agency Discount Notes
(Cost $2,999,918)		2,999,893

REPURCHASE AGREEMENTS††,[4] - 20.7%
RBC Capital Markets issued 03/31/15 at 0.05% due 04/01/15	1,597,451	1,597,451
HSBC Group issued 03/31/15 at 0.03% due 04/01/15	1,597,450	1,597,450
UMB Financial Corp. issued 03/31/15 at 0.03% due 04/01/15	1,594,519	1,594,519
Total Repurchase Agreements
(Cost $4,789,420)		4,789,420
Total Investments - 92.0%
(Cost $20,986,663)		$21,235,180
Other Assets & Liabilities, net - 8.0%		1,856,331
Total Net Assets - 100.0%		$23,091,511

	Contracts	Unrealized Gain
INTEREST RATE FUTURES CONTRACTS PURCHASED†
June 2015 U.S. Treasury Ultra Long Bond Futures Contracts (Aggregate Value of Contracts $22,440,000)	132	$262,913

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Investment in a product that is managed by and/or pays a management fee to a party related to the Adviser — See Note 7.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[4]	Repurchase Agreements — See Note 4.

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 99.2%
Medical-Drugs - 26.3%
Johnson & Johnson	16,325	$1,642,294
Pfizer, Inc.	41,599	1,447,228
Merck & Company, Inc.	21,944	1,261,341
Bristol-Myers Squibb Co.	15,336	989,172
AbbVie, Inc.	16,157	945,831
Eli Lilly & Co.	12,339	896,428
Abbott Laboratories	17,395	805,910
Valeant Pharmaceuticals International, Inc.*	3,994	793,288
Endo International plc*	5,781	518,556
Zoetis, Inc.	10,196	471,973
Novartis AG ADR	4,263	420,374
Shire plc ADR	1,720	411,579
Mallinckrodt plc*	2,978	377,164
GlaxoSmithKline plc ADR	7,705	355,586
OPKO Health, Inc.*,1	24,806	351,501
Jazz Pharmaceuticals plc*	2,034	351,455
AstraZeneca plc ADR	5,059	346,187
Novo Nordisk A/S ADR	6,409	342,177
Alkermes plc*	5,450	332,287
Salix Pharmaceuticals Ltd.*	1,914	330,758
Quintiles Transnational Holdings, Inc.*	4,300	287,971
Receptos, Inc.*	1,440	237,442
Akorn, Inc.*	4,850	230,424
Pacira Pharmaceuticals, Inc.*	1,910	169,704
ACADIA Pharmaceuticals, Inc.*	5,170	168,490
Lannett Company, Inc.*	2,320	157,087
Clovis Oncology, Inc.*	2,010	149,202
Total Medical-Drugs		14,791,409
Medical-Biomedical/Genetics - 21.6%
Gilead Sciences, Inc.*	11,945	1,172,164
Amgen, Inc.	6,616	1,057,568
Biogen, Inc.*	2,289	966,507
Celgene Corp.*	7,974	919,243
Theravance, Inc.[1]	43,370	681,776
Regeneron Pharmaceuticals, Inc.*	1,441	650,583
Alexion Pharmaceuticals, Inc.*	3,347	580,035
Vertex Pharmaceuticals, Inc.*	4,271	503,850
Illumina, Inc.*	2,609	484,335
BioMarin Pharmaceutical, Inc.*	3,610	449,878
Incyte Corp.*	4,290	393,221
Medivation, Inc.*	2,419	312,220
Alnylam Pharmaceuticals, Inc.*	2,697	281,621
United Therapeutics Corp.*	1,580	272,447
Puma Biotechnology, Inc.*	1,080	254,999
Isis Pharmaceuticals, Inc.*	3,970	252,770
Juno Therapeutics, Inc.*	4,000	242,640
Intercept Pharmaceuticals, Inc.*	842	237,461
Intrexon Corp.*	4,700	213,239
Seattle Genetics, Inc.*	5,500	194,425
Bluebird Bio, Inc.*	1,600	193,232
Charles River Laboratories International, Inc.*	2,390	189,503
Synageva BioPharma Corp.*	1,800	175,554
Exact Sciences Corp.*,1	7,350	161,847
Myriad Genetics, Inc.*,1	4,560	161,424
Kite Pharma, Inc.*	2,600	149,968
Celldex Therapeutics, Inc.*	5,360	149,383
Novavax, Inc.*	15,700	129,839
Medicines Co.*	4,600	128,892
ARIAD Pharmaceuticals, Inc.*	14,400	118,656
Acorda Therapeutics, Inc.*	3,500	116,480
PDL BioPharma, Inc.	15,113	106,320
Achillion Pharmaceuticals, Inc.*	10,190	100,473
ZIOPHARM Oncology, Inc.*,1	9,300	100,161
Total Medical-Biomedical/Genetics		12,102,714
Medical-HMO - 7.6%
UnitedHealth Group, Inc.	8,746	1,034,564
Anthem, Inc.	4,109	634,471
Aetna, Inc.	5,670	604,025
Cigna Corp.	4,461	577,432
Humana, Inc.	2,857	508,603
Centene Corp.*	4,084	288,698
Health Net, Inc.*	3,547	214,558
WellCare Health Plans, Inc.*	2,100	192,066
Molina Healthcare, Inc.*	2,830	190,431
Total Medical-HMO		4,244,848
Medical Products - 7.2%
Baxter International, Inc.	8,787	601,909
Stryker Corp.	6,292	580,436
Becton Dickinson and Co.	3,683	528,858
Zimmer Holdings, Inc.	3,780	444,226
Henry Schein, Inc.*	2,382	332,575
Cooper Companies, Inc.	1,625	304,558
Varian Medical Systems, Inc.*	3,151	296,478
Teleflex, Inc.	1,867	225,590
Sirona Dental Systems, Inc.*	2,490	224,075
West Pharmaceutical Services, Inc.	3,500	210,735
ABIOMED, Inc.*	2,600	186,108
Wright Medical Group, Inc.*	4,330	111,714
Total Medical Products		4,047,262
Medical Instruments - 5.7%
Medtronic plc	14,265	1,112,527
Boston Scientific Corp.*	27,009	479,410
Intuitive Surgical, Inc.*	879	443,921
St. Jude Medical, Inc.	6,337	414,440
Edwards Lifesciences Corp.*	2,549	363,131
DexCom, Inc.*	3,420	213,203
Thoratec Corp.*	3,500	146,615
Total Medical Instruments		3,173,247
Medical-Generic Drugs - 5.2%
Actavis plc*	3,026	900,592
Mylan N.V.*	8,779	521,034
Teva Pharmaceutical Industries Ltd. ADR	7,826	487,560
Perrigo Company plc	2,766	457,911
Hospira, Inc.*	4,388	385,442
Impax Laboratories, Inc.*	3,900	182,793
Total Medical-Generic Drugs		2,935,332
Medical-Wholesale Drug Distribution - 3.1%
McKesson Corp.	3,142	710,720
Cardinal Health, Inc.	5,874	530,246

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 99.2% (continued)
Medical-Wholesale Drug Distribution - 3.1% (continued)
AmerisourceBergen Corp. — Class A	4,318	$490,827
Total Medical-Wholesale Drug Distribution		1,731,793
Medical-Hospitals - 2.7%
HCA Holdings, Inc.*	7,485	563,097
Universal Health Services, Inc. — Class B	2,876	338,534
Community Health Systems, Inc.*	4,687	245,036
Tenet Healthcare Corp.*	4,378	216,755
LifePoint Hospitals, Inc.*	2,443	179,438
Total Medical-Hospitals		1,542,860
Therapeutics - 2.6%
MannKind Corp.*,1	125,900	654,680
Pharmacyclics, Inc.*	1,700	435,115
Agios Pharmaceuticals, Inc.*	1,870	176,341
Neurocrine Biosciences, Inc.*	4,400	174,724
Total Therapeutics		1,440,860
Pharmacy Services - 2.6%
Express Scripts Holding Co.*	9,149	793,858
Catamaran Corp.*	6,344	377,722
Omnicare, Inc.	3,462	266,782
Total Pharmacy Services		1,438,362
Instruments-Scientific - 2.3%
Thermo Fisher Scientific, Inc.	5,314	713,883
Waters Corp.*	2,553	317,389
PerkinElmer, Inc.	4,780	244,449
Total Instruments-Scientific		1,275,721
Medical Information System - 1.5%
Cerner Corp.*	6,771	496,043
athenahealth, Inc.*	1,720	205,351
Allscripts Healthcare Solutions, Inc.*	12,300	147,108
Total Medical Information System		848,502
Medical Labs & Testing Services - 1.2%
Laboratory Corporation of America Holdings*	2,815	354,907
Quest Diagnostics, Inc.	4,364	335,373
Total Medical Labs & Testing Services		690,280
Dental Supplies & Equipments - 1.2%
DENTSPLY International, Inc.	5,112	260,150
Patterson Companies, Inc.	4,470	218,091
Align Technology, Inc.*	3,753	201,855
Total Dental Supplies & Equipments		680,096
Physical Practice Management - 0.9%
Envision Healthcare Holdings, Inc.*	6,960	266,916
MEDNAX, Inc.*	3,610	261,761
Total Physical Practice Management		528,677
Dialysis Centers - 0.7%
DaVita HealthCare Partners, Inc.*	5,014	407,538
Electronic Measuring Instruments - 0.6%
Agilent Technologies, Inc.	8,742	363,230
Disposable Medical Products - 0.6%
CR Bard, Inc.	2,033	340,223
Respiratory Products - 0.6%
ResMed, Inc.	4,338	311,382
X-Ray Equipment - 0.5%
Hologic, Inc.*	9,216	304,358
Instruments-Controls - 0.5%
Mettler-Toledo International, Inc.*	914	300,386
Diagnostic Kits - 0.5%
IDEXX Laboratories, Inc.*	1,686	260,453
Retirement/Aged Care - 0.5%
Brookdale Senior Living, Inc. — Class A*	6,810	257,146
Veterinary Diagnostics - 0.4%
VCA, Inc.*	3,830	209,961
Human Resources - 0.4%
Team Health Holdings, Inc.*	3,460	202,445
Medical Sterilizer Products - 0.4%
STERIS Corp.	2,870	201,675
Physical Therapy/Rehab Centers - 0.4%
HealthSouth Corp.	4,500	199,620
Diagnostic Equipment - 0.3%
Cepheid*	3,430	195,167
Diversified Operations - 0.3%
Horizon Pharma plc*	7,500	194,775
Research & Development - 0.3%
PAREXEL International Corp.*	2,797	192,965
Medical-Outpatient/Home Medicine - 0.3%
Amsurg Corp. — Class A*	2,800	172,256
Medical-Nursing Homes - 0.2%
Kindred Healthcare, Inc.	5,600	133,224
Total Common Stocks
(Cost $36,005,576)		55,718,767

	Face Amount
REPURCHASE AGREEMENT††,2 - 1.1%
HSBC Group issued 03/31/15 at 0.03% due 04/01/15	$637,298	637,298
Total Repurchase Agreement
(Cost $637,298)		637,298

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Face Amount	Value
SECURITIES LENDING COLLATERAL††,3 - 2.9%
Repurchase Agreements
HSBC Securities, Inc. issued 03/31/15 at 0.10% due 04/01/15	$1,068,459	$1,068,459
BNP Paribas Securities Corp. issued 03/31/15 at 0.10% due 04/01/15	367,550	367,550
Barclays Capital, Inc. issued 03/31/15 at 0.10% due 04/01/15	189,716	189,716
Total Securities Lending Collateral
(Cost $1,625,725)		1,625,725
Total Investments - 103.2%
(Cost $38,268,599)		$57,981,790
Other Assets & Liabilities, net - (3.2)%		(1,823,608)
Total Net Assets - 100.0%		$56,158,182

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at March 31, 2015 — See Note 5.
[2]	Repurchase Agreement — See Note 4.
[3]	Securities lending collateral — See Note 5.

ADR — American Depositary Receipt
plc — Public Limited Company

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
EXCHANGE-TRADED FUNDS† - 16.0%
iShares iBoxx $ High Yield Corporate Bond ETF	30,826	$2,793,144
SPDR Barclays High Yield Bond ETF	10,437	409,339
Total Exchange-Traded Funds
(Cost $3,218,456)		3,202,483

MUTUAL FUNDS†,[1] - 9.0%
Guggenheim Strategy Fund II	36,420	907,214
Guggenheim Strategy Fund I	36,374	905,719
Total Mutual Funds
(Cost $1,812,551)		1,812,933

	Face Amount
REPURCHASE AGREEMENTS††,2 - 49.6%
RBC Capital Markets issued 03/31/15 at 0.05% due 04/01/15	$3,318,997	3,318,997
HSBC Group issued 03/31/15 at 0.03% due 04/01/15	3,318,997	3,318,997
UMB Financial Corp. issued 03/31/15 at 0.03% due 04/01/15	3,312,907	3,312,907
Total Repurchase Agreements
(Cost $9,950,901)		9,950,901
Total Investments - 74.6%
(Cost $14,981,908)		$14,966,317
Other Assets & Liabilities, net - 25.4%		5,094,986
Total Net Assets - 100.0%		$20,061,303

	Contracts	Unrealized Gain
INTEREST RATE FUTURES CONTRACTS PURCHASED†
June 2015 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $15,025,391)	125	$76,320

Centrally cleared credit default swap agreement protection sold††,3
Index	Counterparty	Protection Premium Rate	Maturity Date	Notional Principal	Notional Value	Upfront Premiums Paid	Unrealized Appreciation
CDX.NA.HY–24 Index	Barclays Bank plc	5.00%	06/20/20	$16,900,000	$(18,093,786)	$1,144,812	$48,974

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Investment in a product that is managed by and/or pays a management fee to a party related to the Adviser — See Note 7.
[2]	Repurchase Agreements — See Note 4.
[3]	Credit Default Swaps — See Note 8.

Internet Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 99.3%
E-Commerce/Services - 14.2%
Priceline Group, Inc.*	139	$161,818
Netflix, Inc.*	260	108,340
Liberty Ventures*	2,417	101,538
TripAdvisor, Inc.*	861	71,609
Expedia, Inc.	757	71,256
IAC/InterActiveCorp	740	49,928
Zillow Group, Inc. — Class A*	487	48,846
Ctrip.com International Ltd. ADR*	804	47,130
Groupon, Inc. — Class A*	6,096	43,952
GrubHub, Inc.*	890	40,397
SouFun Holdings Ltd. ADR	5,820	34,920
58.com, Inc. ADR*	647	34,213
Bitauto Holdings Ltd. ADR*	667	33,937
Autohome, Inc. ADR*	721	31,702
Orbitz Worldwide, Inc.*	2,020	23,553
Total E-Commerce/Services		903,139
E-Commerce/Products - 10.6%
Amazon.com, Inc.*	730	271,634
eBay, Inc.*	2,955	170,444
Alibaba Group Holding Ltd. ADR*	790	65,760
JD.com, Inc. ADR*	1,420	41,720
Vipshop Holdings Ltd. ADR*	1,394	41,039
MercadoLibre, Inc.	262	32,100
zulily, Inc. — Class A*	2,062	26,785
Shutterfly, Inc.*	581	26,284
Total E-Commerce/Products		675,766
Web Portals/ISP - 10.4%
Google, Inc. — Class C*	368	201,663
Google, Inc. — Class A*	358	198,583
Yahoo!, Inc.*	3,032	134,727
Baidu, Inc. ADR*	303	63,145
AOL, Inc.*	929	36,798
SINA Corp.*	948	30,488
Total Web Portals/ISP		665,404
Internet Content-Entertainment - 8.6%
Facebook, Inc. — Class A*	3,946	324,419
Twitter, Inc.*	2,469	123,648
Pandora Media, Inc.*	2,474	40,104
Shutterstock, Inc.*	490	33,648
Youku Tudou, Inc. ADR*	1,971	24,638
Total Internet Content-Entertainment		546,457
Networking Products - 7.8%
Cisco Systems, Inc.	8,782	241,724
Palo Alto Networks, Inc.*	499	72,894
Arista Networks, Inc.*	624	44,011
Infinera Corp.*	1,690	33,242
Telefonaktiebolaget LM Ericsson ADR	2,367	29,706
Polycom, Inc.*	2,069	27,725
LogMeIn, Inc.*	440	24,636
Ruckus Wireless, Inc.*	1,720	22,136
Total Networking Products		496,074
Applications Software - 6.5%
salesforce.com, Inc.*	2,030	135,623
Intuit, Inc.	1,086	105,299
Red Hat, Inc.*	1,073	81,280
Check Point Software Technologies Ltd.*	434	35,575
Demandware, Inc.*	500	30,450
Dealertrack Technologies, Inc.*	767	29,545
Total Applications Software		417,772
Wireless Equipment - 4.7%
Motorola Solutions, Inc.	1,184	78,938
ViaSat, Inc.*	569	33,919
Aruba Networks, Inc.*	1,376	33,698
Gogo, Inc.*,1	1,736	33,088
Ubiquiti Networks, Inc.	1,086	32,091
Nokia Oyj ADR	4,066	30,820
Sierra Wireless, Inc.*	910	30,112
InterDigital, Inc.	560	28,414
Total Wireless Equipment		301,080
Finance-Investment Bankers/Brokers - 4.4%
Charles Schwab Corp.	4,270	129,979
TD Ameritrade Holding Corp.	2,490	92,777
E*TRADE Financial Corp.*	2,099	59,937
Total Finance-Investment Bankers/Brokers		282,693
Telecommunication Equipment - 4.1%
Harris Corp.	780	61,432
Juniper Networks, Inc.	2,717	61,350
CommScope Holding Company, Inc.*	1,630	46,520
ARRIS Group, Inc.*	1,413	40,829
Plantronics, Inc.	570	30,182
ADTRAN, Inc.	1,066	19,902
Total Telecommunication Equipment		260,215
Semiconductor Components - Integrated Circuit - 3.4%
QUALCOMM, Inc.	3,168	219,669
Internet Content-Information/Network - 3.4%
LinkedIn Corp. — Class A*	457	114,186
Yelp, Inc. — Class A*	832	39,395
YY, Inc. ADR*,1	626	34,151
WebMD Health Corp. — Class A*	609	26,696
Total Internet Content-Information/Network		214,428
Internet Security - 2.8%
Symantec Corp.	3,513	82,081
VeriSign, Inc.*	890	59,603
Qihoo 360 Technology Company Ltd. ADR*	748	38,298
Total Internet Security		179,982
Multimedia - 2.7%
Time Warner, Inc.	2,038	172,089
Computer Software - 2.4%
Akamai Technologies, Inc.*	1,027	72,963
Rackspace Hosting, Inc.*	1,054	54,376
Cornerstone OnDemand, Inc.*	909	26,261
Total Computer Software		153,600
Electronic Components-Semiconductor - 1.6%
Broadcom Corp. — Class A	2,368	102,523

Internet Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Commercial Services - 1.6%
CoStar Group, Inc.*	271	$53,612
Live Nation Entertainment, Inc.*	1,830	46,171
Total Commercial Services		99,783
Computers-Integrated Systems - 1.5%
Riverbed Technology, Inc.*	2,469	51,627
Brocade Communications Systems, Inc.	3,831	45,455
Total Computers-Integrated Systems		97,082
Telecommunication Equipment Fiber Optics - 1.5%
JDS Uniphase Corp.*	2,660	34,899
Finisar Corp.*	1,382	29,492
Ciena Corp.*	1,457	28,135
Total Telecommunication Equipment Fiber Optics		92,526
Web Hosting/Design - 1.2%
Equinix, Inc.	321	74,745
Internet Infrastructure Software - 0.9%
F5 Networks, Inc.*	525	60,344
Finance-Consumer Loans - 0.9%
LendingClub Corp.*	2,880	56,592
Enterprise Software/Services - 0.6%
Veeva Systems, Inc. — Class A*	1,500	38,295
Internet Telephony - 0.6%
j2 Global, Inc.	546	35,861
Internet Incubators - 0.5%
HomeAway, Inc.*	1,135	34,243
Entertainment Software - 0.5%
NetEase, Inc. ADR	324	34,117
Medical Information System - 0.5%
Allscripts Healthcare Solutions, Inc.*	2,580	30,857
Computers - 0.5%
BlackBerry Ltd.*	3,438	30,701
Printing-Commercial - 0.5%
Cimpress N.V.*	363	30,630
Internet Connectivity Services - 0.4%
Cogent Communications Holdings, Inc.	750	26,498
Total Common Stocks
(Cost $3,425,362)		6,333,165

	Face Amount
REPURCHASE AGREEMENT††,2 - 0.5%
HSBC Group issued 03/31/15 at 0.03% due 04/01/15	$34,406	34,406
Total Repurchase Agreement
(Cost $34,406)		34,406

SECURITIES LENDING COLLATERAL††,3 - 0.7%
Repurchase Agreements
HSBC Securities, Inc. issued 03/31/15 at 0.10% due 04/01/15	30,735	30,735
BNP Paribas Securities Corp. issued 03/31/15 at 0.10% due 04/01/15	10,573	10,573
Barclays Capital, Inc. issued 03/31/15 at 0.10% due 04/01/15	5,458	5,458
Total Securities Lending Collateral
(Cost $46,766)		46,766
Total Investments - 100.5%
(Cost $3,506,534)		$6,414,337
Other Assets & Liabilities, net - (0.5)%		(35,119)
Total Net Assets - 100.0%		$6,379,218

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at March 31, 2015 — See Note 5.
[2]	Repurchase Agreement — See Note 4.
[3]	Securities lending collateral — See Note 5.

ADR ― American Depositary Receipt

Inverse Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
MUTUAL FUNDS† - 10.9%
Guggenheim Strategy Fund I1	16,340	$406,858
Total Mutual Funds
(Cost $406,329)		406,858

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 24.2%
Farmer Mac[2]
0.03% due 04/02/15	$400,000	400,000
Federal Home Loan Bank[2]
0.04% due 04/09/15	300,000	299,997
Fannie Mae[3]
0.09% due 05/01/15	200,000	199,993
Total Federal Agency Discount Notes
(Cost $899,981)		899,990

REPURCHASE AGREEMENTS††,[4] - 29.2%
RBC Capital Markets issued 03/31/15 at 0.05% due 04/01/15	362,143	362,143
HSBC Group issued 03/31/15 at 0.03% due 04/01/15	362,143	362,143
UMB Financial Corp. issued 03/31/15 at 0.03% due 04/01/15	361,479	361,479
Total Repurchase Agreements
(Cost $1,085,765)		1,085,765
Total Investments - 64.3%
(Cost $2,392,075)		$2,392,613
Other Assets & Liabilities, net - 35.7%		1,326,607
Total Net Assets - 100.0%		$3,719,220

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS SOLD SHORT†
June 2015 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Value of Contracts $442,375)	5	$8,882

	Units
OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Barclays Bank plc April 2015 Dow Jones Industrial Average Index Swap, Terminating 04/30/15[5] (Notional Value $3,663,285)	206	$(12,057)
Credit Suisse Capital, LLC April 2015 Dow Jones Industrial Average Index Swap, Terminating 04/28/15[5] (Notional Value $3,252,051)	183	(18,269)
(Total Notional Value $6,915,336)		$(30,326)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Investment in a product that is managed by and/or pays a management fee to a party related to the Adviser — See Note 7.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[4]	Repurchase Agreements — See Note 4.
[5]	Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.

plc — Public Limited Company

Inverse Mid-Cap Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
MUTUAL FUNDS† - 11.4%
Guggenheim Strategy Fund I1	4,077	$101,521
Total Mutual Funds
(Cost $101,640)		101,521

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 22.4%
Fannie Mae[2]
0.09% due 05/01/15	$100,000	99,996
Farmer Mac[3]
0.09% due 04/06/15	50,000	49,999
Freddie Mac[2]
0.10% due 06/16/15	50,000	49,994
Total Federal Agency Discount Notes
(Cost $199,981)		199,989

REPURCHASE AGREEMENTS††,[4] - 22.2%
RBC Capital Markets issued 03/31/15 at 0.05% due 04/01/15	66,112	66,112
HSBC Group issued 03/31/15 at 0.03% due 04/01/15	66,112	66,112
UMB Financial Corp. issued 03/31/15 at 0.03% due 04/01/15	65,991	65,991
Total Repurchase Agreements
(Cost $198,215)		198,215
Total Investments - 56.0%
(Cost $499,836)		$499,725
Other Assets & Liabilities, net - 44.0%		392,204
Total Net Assets - 100.0%		$891,929

	Units	Unrealized Loss
OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International April 2015 S&P MidCap 400 Index Swap, Terminating 04/28/15[6] (Notional Value $57,384)	38	$(864)
Barclays Bank plc April 2015 S&P MidCap 400 Index Swap, Terminating 04/30/15[6] (Notional Value $254,622)	167	(2,445)
Credit Suisse Capital, LLC April 2015 S&P MidCap 400 Index Swap, Terminating 04/28/15[6] (Notional Value $581,314)	381	(8,737)
(Total Notional Value $893,320)		$(12,046)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Investment in a product that is managed by and/or pays a management fee to a party related to the Adviser — See Note 7.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[4]	Repurchase Agreements — See Note 4.
[5]	Total Return based on S&P MidCap 400 Index +/- financing at a variable rate.

plc — Public Limited Company

Inverse NASDAQ-100® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
MUTUAL FUNDS† - 33.8%
Guggenheim Strategy Fund I1	28,405	$707,279
Total Mutual Funds
(Cost $706,343)		707,279

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 28.7%
Farmer Mac[2]
0.09% due 04/06/15	$200,000	199,999
Fannie Mae[3]
0.09% due 05/01/15	200,000	199,993
Freddie Mac[3]
0.10% due 08/07/15	200,000	199,933
Total Federal Agency Discount Notes
(Cost $599,912)		599,925

REPURCHASE AGREEMENTS††,[4] - 16.0%
RBC Capital Markets issued 03/31/15 at 0.05% due 04/01/15	111,468	111,468
HSBC Group issued 03/31/15 at 0.03% due 04/01/15	111,467	111,467
UMB Financial Corp. issued 03/31/15 at 0.03% due 04/01/15	111,263	111,263
Total Repurchase Agreements
(Cost $334,198)		334,198
Total Investments - 78.5%
(Cost $1,640,453)		$1,641,402
Other Assets & Liabilities, net - 21.5%		450,376
Total Net Assets - 100.0%		$2,091,778

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS SOLD SHORT†
June 2015 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $86,565)	1	$1,708

	Units
OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Barclays Bank plc April 2015 NASDAQ-100 Index Swap, Terminating 04/30/15[5] (Notional Value $169,758)	39	$(129)
Goldman Sachs International April 2015 NASDAQ-100 Index Swap, Terminating 04/28/15[5] (Notional Value $1,044,070)	241	(2,939)
Credit Suisse Capital, LLC April 2015 NASDAQ-100 Index Swap, Terminating 04/28/15[5] (Notional Value $813,240)	188	(3,749)
(Total Notional Value $2,027,068)		$(6,817)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Investment in a product that is managed by and/or pays a management fee to a party related to the Adviser — See Note 7.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[4]	Repurchase Agreements — See Note 4.
[5]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.

plc — Public Limited Company

Inverse Russell 2000® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
MUTUAL FUNDS† - 34.0%
Guggenheim Strategy Fund I1	26,582	$661,885
Total Mutual Funds
(Cost $660,799)		661,885

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 15.5%
Federal Home Loan Bank[2]
0.07% due 04/15/15	$150,000	149,996
Freddie Mac[3]
0.10% due 06/16/15	150,000	149,981
Total Federal Agency Discount Notes
(Cost $299,964)		299,977

REPURCHASE AGREEMENTS††,[4] - 13.0%
RBC Capital Markets issued 03/31/15 at 0.05% due 04/01/15	83,874	83,874
HSBC Group issued 03/31/15 at 0.03% due 04/01/15	83,874	83,874
UMB Financial Corp. issued 03/31/15 at 0.03% due 04/01/15	83,720	83,720
Total Repurchase Agreements
(Cost $251,468)		251,468
Total Investments - 62.5%
(Cost $1,212,231)		$1,213,330
Other Assets & Liabilities, net - 37.5%		727,356
Total Net Assets - 100.0%		$1,940,686

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS SOLD SHORT†
June 2015 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $124,920)	1	$1,152

	Units
OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International April 2015 Russell 2000 Index Swap, Terminating 04/28/15[5] (Notional Value $181,266)	145	$(3,104)
Credit Suisse Capital, LLC April 2015 Russell 2000 Index Swap, Terminating 04/28/15[5] (Notional Value $271,442)	217	(4,654)
Barclays Bank plc April 2015 Russell 2000 Index Swap, Terminating 04/30/15[5] (Notional Value $1,369,209)	1,093	(8,192)
(Total Notional Value $1,821,917)		$(15,950)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Investment in a product that is managed by and/or pays a management fee to a party related to the Adviser — See Note 7.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[4]	Repurchase Agreements — See Note 4.
[5]	Total Return based on Russell 2000 Index +/- financing at a variable rate.

plc — Public Limited Company

Inverse S&P 500® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
MUTUAL FUNDS† - 25.8%
Guggenheim Strategy Fund I1	60,833	$1,514,742
Total Mutual Funds
(Cost $1,513,038)		1,514,742

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 34.2%
Federal Home Loan Bank[2]
0.03% due 04/01/15	$1,000,000	1,000,000
Farmer Mac[2]
0.05% due 04/15/15	500,000	499,991
Federal Farm Credit Bank[2]
0.05% due 07/01/15	500,000	499,912
Total Federal Agency Discount Notes
(Cost $1,999,928)		1,999,903

REPURCHASE AGREEMENTS††,[3] - 21.0%
RBC Capital Markets issued 03/31/15 at 0.05% due 04/01/15	410,926	410,926
HSBC Group issued 03/31/15 at 0.03% due 04/01/15	410,926	410,926
UMB Financial Corp. issued 03/31/15 at 0.03% due 04/01/15	410,172	410,172
Total Repurchase Agreements
(Cost $1,232,024)		1,232,024
Total Investments - 81.0%
(Cost $4,744,990)		$4,746,669
Other Assets & Liabilities, net - 19.0%		1,115,576
Total Net Assets - 100.0%		$5,862,244

	Contracts	Unrealized Loss
EQUITY FUTURES CONTRACTS SOLD SHORT†
June 2015 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $1,750,575)	17	$(23,440)

	Units
OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Barclays Bank plc April 2015 S&P 500 Index Swap, Terminating 04/30/15[4] (Notional Value $590,713)	286	$(1,466)
Goldman Sachs International April 2015 S&P 500 Index Swap, Terminating 04/28/15[4] (Notional Value $437,854)	212	(2,626)
Credit Suisse Capital, LLC April 2015 S&P 500 Index Swap, Terminating 04/28/15[4] (Notional Value $3,112,135)	1,505	(12,135)
(Total Notional Value $4,140,702)		$(16,227)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Investment in a product that is managed by and/or pays a management fee to a party related to the Adviser — See Note 7.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Repurchase Agreements — See Note 4.
[4]	Total Return based on S&P 500 Index +/- financing at a variable rate.

plc — Public Limited Company

Inverse Government Long Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
MUTUAL FUNDS† - 35.6%
Guggenheim Strategy Fund I1	81,111	$2,019,674
Total Mutual Funds
(Cost $2,023,667)		2,019,674

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 44.1%
Federal Home Loan Bank[2]
0.04% due 04/01/15	$1,000,000	1,000,000
Farmer Mac[2]
0.04% due 04/02/15	1,000,000	999,999
Federal Farm Credit Bank[2]
0.05% due 07/01/15	500,000	499,912
Total Federal Agency Discount Notes
(Cost $2,499,936)		2,499,911

REPURCHASE AGREEMENTS†† - 98.7%
Individual Repurchase Agreement[3]
Barclays Capital issued 03/31/15 at (0.10)% due 04/01/15 (secured by a U.S. Treasury Bond, at a rate Of 2.5% and maturing 02/15/45 as collateral, with a Value of $4,209,836) to be Repurchased at $4,127,313	4,127,290	4,127,290
Joint Repurchase Agreements[4]
RBC Capital Markets issued 03/31/15 at 0.05% due 04/01/15	490,156	490,156
HSBC Group issued 03/31/15 at 0.03% due 04/01/15	490,156	490,156
UMB Financial Corp. issued 03/31/15 at 0.03% due 04/01/15	489,257	489,257
Total Repurchase Agreements
(Cost $5,596,859)		5,596,859
Total Investments - 178.4%
(Cost $10,120,462)		$10,116,444

U.S. Government Securities Sold Short†† - (61.9)%
U.S. Treasury Bond
2.50% due 02/15/45	3,544,000	(3,514,097)
Total U.S. Government Securities Sold Short
(Proceeds $3,504,137)		(3,514,097)
Other Assets & Liabilities, net - (16.4)%		(929,048)
Total Net Assets - 100.0%		$5,673,299

	Contracts	Unrealized Loss
INTEREST RATE FUTURES CONTRACTS SOLD SHORT†
June 2015 U.S. Treasury Ultra Long Bond Futures Contracts (Aggregate Value of Contracts $2,720,000)	16	$(52,503)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Investment in a product that is managed by and/or pays a management fee to a party related to the Adviser — See Note 7.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	All or a portion of this security is pledged as short collateral at March 31 2015.
[4]	Repurchase Agreements — See Note 4.

Japan 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
MUTUAL FUNDS† - 20.0%
Guggenheim Strategy Fund I1	44,456	$1,106,946
Total Mutual Funds
(Cost $1,106,031)		1,106,946

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 25.3%
Freddie Mac[2]
0.10% due 08/07/15	$500,000	499,833
Farmer Mac[3]
0.09% due 04/06/15	300,000	299,998
Federal Home Loan Bank[3]
0.04% due 04/09/15	300,000	299,997
Fannie Mae[2]
0.09% due 05/01/15	300,000	299,990
Total Federal Agency Discount Notes
(Cost $1,399,794)		1,399,818

REPURCHASE AGREEMENTS††,[4] - 37.7%
RBC Capital Markets issued 03/31/15 at 0.05% due 04/01/15	695,338	695,338
HSBC Group issued 03/31/15 at 0.03% due 04/01/15	695,338	695,338
UMB Financial Corp. issued 03/31/15 at 0.03% due 04/01/15	694,061	694,061
Total Repurchase Agreements
(Cost $2,084,737)		2,084,737
Total Investments - 83.0%
(Cost $4,590,562)		$4,591,501
Other Assets & Liabilities, net - 17.0%		940,134
Total Net Assets - 100.0%		$5,531,635

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS PURCHASED†
June 2015 Nikkei 225 (CME) Index Futures Contracts (Aggregate Value of Contracts $10,896,025)	113	$272,303

CURRENCY FUTURES CONTRACTS PURCHASED†
June 2015 Japanese Yen Futures Contracts (Aggregate Value of Contracts $10,954,125)	105	$97,849

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Investment in a product that is managed by and/or pays a management fee to a party related to the Adviser.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[4]	Repurchase Agreements — See Note 4.

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 99.6%
Retail-Restaurants - 18.0%
McDonald's Corp.	2,796	$272,441
Starbucks Corp.	2,508	237,507
Yum! Brands, Inc.	2,090	164,525
Chipotle Mexican Grill, Inc. — Class A*	190	123,603
Darden Restaurants, Inc.	1,211	83,971
Restaurant Brands International, Inc.	1,797	69,023
Domino's Pizza, Inc.	655	65,860
Dunkin' Brands Group, Inc.	1,276	60,687
Panera Bread Co. — Class A*	364	58,238
Wendy's Co.	5,202	56,702
Brinker International, Inc.	910	56,020
Jack in the Box, Inc.	567	54,387
Cracker Barrel Old Country Store, Inc.	356	54,162
Buffalo Wild Wings, Inc.*	286	51,835
Bloomin' Brands, Inc.	1,998	48,611
Texas Roadhouse, Inc. — Class A	1,233	44,918
Papa John's International, Inc.	720	44,503
Cheesecake Factory, Inc.	902	44,496
DineEquity, Inc.	380	40,664
Sonic Corp.	1,140	36,138
Red Robin Gourmet Burgers, Inc.*	370	32,190
Bob Evans Farms, Inc.	641	29,653
El Pollo Loco Holdings, Inc.*,1	1,076	27,556
Total Retail-Restaurants		1,757,690
Cable/Satellite TV - 12.1%
Comcast Corp. — Class A	5,780	326,396
DIRECTV*	2,153	183,220
Time Warner Cable, Inc.	1,175	176,109
DISH Network Corp. — Class A*	2,242	157,075
Charter Communications, Inc. — Class A*	687	132,667
Liberty Global plc*	1,956	97,428
Cablevision Systems Corp. — Class A	3,429	62,751
Liberty Global plc — Class A*	880	45,294
Total Cable/Satellite TV		1,180,940
Multimedia - 11.7%
Walt Disney Co.	3,532	370,471
Twenty-First Century Fox, Inc. — Class A	6,936	234,714
Time Warner, Inc.	2,754	232,548
Thomson Reuters Corp.	3,950	160,212
Viacom, Inc. — Class B	2,139	146,094
Total Multimedia		1,144,039
Tobacco - 9.0%
Philip Morris International, Inc.	3,963	298,533
Altria Group, Inc.	5,444	272,309
Reynolds American, Inc.	2,428	167,313
Lorillard, Inc.	2,043	133,510
Total Tobacco		871,665
Hotels & Motels - 6.3%
Hilton Worldwide Holdings, Inc.*	5,123	151,744
Marriott International, Inc. — Class A	1,613	129,557
Starwood Hotels & Resorts Worldwide, Inc.	1,286	107,381
Wyndham Worldwide Corp.	1,022	92,460
Hyatt Hotels Corp. — Class A*	1,420	84,092
La Quinta Holdings, Inc.*	2,113	50,036
Total Hotels & Motels		615,270
Casino Hotels - 5.3%
Las Vegas Sands Corp.	3,442	189,447
Wynn Resorts Ltd.	803	101,082
Melco Crown Entertainment Ltd. ADR	4,649	99,768
MGM Resorts International*	4,425	93,058
Boyd Gaming Corp.*	2,454	34,847
Total Casino Hotels		518,202
Television - 4.5%
CBS Corp. — Class B	2,505	151,877
AMC Networks, Inc. — Class A*	890	68,210
Tribune Media Co. — Class A*	1,030	62,634
Sinclair Broadcast Group, Inc. — Class A	1,619	50,853
Liberty Media Corp. — Class C*	1,319	50,386
Liberty Media Corp. — Class A*	1,303	50,231
Total Television		434,191
Cruise Lines - 4.1%
Carnival Corp.	3,622	173,276
Royal Caribbean Cruises Ltd.	1,474	120,647
Norwegian Cruise Line Holdings Ltd.*	1,871	101,053
Total Cruise Lines		394,976
Broadcast Services/Program - 4.0%
Discovery Communications, Inc. — Class A*	3,977	122,333
Scripps Networks Interactive, Inc. — Class A	1,194	81,861
Grupo Televisa SAB ADR*	2,115	69,816
Discovery Communications, Inc. — Class C*	2,095	61,750
Starz — Class A*	1,542	53,060
Total Broadcast Services/Program		388,820
Brewery - 3.8%
Anheuser-Busch InBev N.V. ADR	1,098	133,857
Molson Coors Brewing Co. — Class B	1,402	104,379
Ambev S.A. ADR	13,639	78,561
Boston Beer Company, Inc. — Class A*	200	53,480
Total Brewery		370,277
Beverages-Wine/Spirits - 3.3%
Constellation Brands, Inc. — Class A*	1,141	132,595
Brown-Forman Corp. — Class B	1,365	123,328
Diageo plc ADR	628	69,438
Total Beverages-Wine/Spirits		325,361
Entertainment Software - 2.8%
Electronic Arts, Inc.*	2,087	122,747
Activision Blizzard, Inc.	4,955	112,602

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Entertainment Software - 2.8% (continued)
Take-Two Interactive Software, Inc.*	1,598	$40,677
Total Entertainment Software		276,026
Publishing-Newspapers - 1.7%
News Corp. — Class A*	5,175	82,852
Gannett Company, Inc.	2,205	81,761
Total Publishing-Newspapers		164,613
Toys - 1.6%
Hasbro, Inc.	1,263	79,872
Mattel, Inc.	3,274	74,811
Total Toys		154,683
Resorts/Theme Parks - 1.6%
Six Flags Entertainment Corp.	1,289	62,400
Vail Resorts, Inc.	530	54,813
SeaWorld Entertainment, Inc.	1,930	37,210
Total Resorts/Theme Parks		154,423
Recreational Vehicles - 1.5%
Polaris Industries, Inc.	604	85,224
Brunswick Corp.	1,175	60,454
Total Recreational Vehicles		145,678
Commercial Services - 1.4%
Aramark	2,410	76,228
Live Nation Entertainment, Inc.*	2,481	62,596
Total Commercial Services		138,824
Theaters - 1.2%
Cinemark Holdings, Inc.	1,443	65,036
Regal Entertainment Group — Class A	2,336	53,354
Total Theaters		118,390
Motion Pictures & Services - 1.1%
Lions Gate Entertainment Corp.	1,791	60,751
DreamWorks Animation SKG, Inc. — Class A*,1	1,726	41,769
Total Motion Pictures & Services		102,520
Motorcycle/Motor Scooter - 1.0%
Harley-Davidson, Inc.	1,683	102,225
Professional Sports - 0.8%
Madison Square Garden Co. — Class A*	885	74,915
Casino Services - 0.6%
International Game Technology	3,344	58,219
Recreational Centers - 0.5%
Life Time Fitness, Inc.*	653	46,337
Retail-Sporting Goods - 0.5%
Vista Outdoor, Inc.*	1,070	45,817
Publishing-Periodicals - 0.5%
Time, Inc.	1,960	43,982
Gambling (Non-Hotel) - 0.4%
Pinnacle Entertainment, Inc.*	1,164	42,009
Racetracks - 0.3%
Penn National Gaming, Inc.*	1,960	30,694
Total Common Stocks
(Cost $6,327,114)		9,700,786

	Face Amount
REPURCHASE AGREEMENT††,2 - 0.5%
HSBC Group issued 03/31/15 at 0.03% due 04/01/15	$52,317	52,317
Total Repurchase Agreement
(Cost $52,317)		52,317

SECURITIES LENDING COLLATERAL††,3 - 0.4%
Repurchase Agreements
HSBC Securities, Inc. issued 03/31/15 at 0.10% due 04/01/15	27,934	27,934
BNP Paribas Securities Corp. issued 03/31/15 at 0.10% due 04/01/15	9,609	9,609
Barclays Capital, Inc. issued 03/31/15 at 0.10% due 04/01/15	4,961	4,961
Total Securities Lending Collateral
(Cost $42,504)		42,504
Total Investments - 100.5%
(Cost $6,421,935)		$9,795,607
Other Assets & Liabilities, net - (0.5)%		(47,126)
Total Net Assets - 100.0%		$9,748,481

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at March 31, 2015 — See Note 5.
[2]	Repurchase Agreement — See Note 4.
[3]	Securities lending collateral — See Note 5.

ADR ― American Depositary Receipt
Plc ― Public Limited Company

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 84.6%
Consumer, Non-cyclical – 33.0%
Graham Holdings Co. — Class B1	195	$204,678
Catamaran Corp.*,1	3,300	196,482
Sabre Corp.	7,933	192,772
ResMed, Inc.[1]	2,625	188,423
AmerisourceBergen Corp. — Class A1	1,652	187,783
Anthem, Inc.[1]	1,200	185,293
Pinnacle Foods, Inc.[1]	4,539	185,237
Health Net, Inc.*,1	3,058	184,978
Rollins, Inc.[1]	7,455	184,362
BioMarin Pharmaceutical, Inc.*,1	1,476	183,938
Flowers Foods, Inc.[1]	8,055	183,171
Envision Healthcare Holdings, Inc.*,1	4,689	179,823
Mylan N.V.*,1	3,029	179,771
Regeneron Pharmaceuticals, Inc.*,1	397	179,238
Cardinal Health, Inc.[1]	1,978	178,554
Kroger Co.[1]	2,300	176,318
Halyard Health, Inc.*,1	3,579	176,086
Alere, Inc.*,1	3,600	176,040
Premier, Inc. — Class A*,1	4,671	175,536
Constellation Brands, Inc. — Class A*,1	1,500	174,315
Eli Lilly & Co.[1]	2,395	173,997
Gartner, Inc.*,1	2,074	173,905
Jazz Pharmaceuticals plc*,1	1,005	173,654
Hologic, Inc.*,1	5,222	172,457
Hill-Rom Holdings, Inc.[1]	3,513	172,137
KAR Auction Services, Inc.[1]	4,535	172,013
Towers Watson & Co. — Class A1	1,301	171,973
Church & Dwight Company, Inc.[1]	2,010	171,694
Medivation, Inc.*,1	1,327	171,276
Incyte Corp.*,1	1,866	171,038
Total System Services, Inc.[1]	4,480	170,912
Coca-Cola Enterprises, Inc.[1]	3,837	169,596
Brown-Forman Corp. — Class B1	1,877	169,587
Aaron's, Inc.[1]	5,987	169,492
Myriad Genetics, Inc.*	4,781	169,247
Teleflex, Inc.[1]	1,400	169,162
Clorox Co.[1]	1,532	169,117
Seattle Genetics, Inc.*,1	4,781	169,008
Community Health Systems, Inc.*,1	3,218	168,237
Monster Beverage Corp.*,1	1,215	168,150
Dr Pepper Snapple Group, Inc.[1]	2,136	167,633
LifePoint Hospitals, Inc.*,1	2,281	167,539
Sprouts Farmers Market, Inc.*,1	4,733	166,744
Centene Corp.*,1	2,354	166,404
Booz Allen Hamilton Holding Corp.[1]	5,744	166,231
Sysco Corp.[1]	4,345	163,937
Alnylam Pharmaceuticals, Inc.*,1	1,559	162,791
Patterson Companies, Inc.[1]	3,314	161,691
Whole Foods Market, Inc.[1]	3,100	161,448
Alexion Pharmaceuticals, Inc.*,1	924	160,129
Sirona Dental Systems, Inc.*,1	1,778	160,002
ServiceMaster Global Holdings, Inc.*,1	4,734	159,772
Molson Coors Brewing Co. — Class B1	2,123	158,057
Vertex Pharmaceuticals, Inc.*,1	1,329	156,782
Aetna, Inc.[1]	1,462	155,747
Philip Morris International, Inc.[1]	2,047	154,200
Ingredion, Inc.[1]	1,978	153,928
Omnicare, Inc.[1]	1,996	153,812
Henry Schein, Inc.*,1	1,087	151,767
Align Technology, Inc.*,1	2,784	149,737
Vectrus, Inc.*,1	5,379	137,111
DeVry Education Group, Inc.[1]	3,845	128,269
Zoetis, Inc.[1]	2,556	118,317
Altria Group, Inc.[1]	2,184	109,244
Pilgrim's Pride Corp.[2]	4,531	102,355
Johnson & Johnson[1]	982	98,789
DENTSPLY International, Inc.[1]	1,600	81,424
WhiteWave Foods Co. — Class A*,1	1,755	77,817
Service Corporation International[1]	2,600	67,730
VCA, Inc.*,1	1,181	64,742
Quest Diagnostics, Inc.[1]	559	42,959
Bristol-Myers Squibb Co.[1]	500	32,250
Morningstar, Inc.[1]	223	16,705
Perrigo Company plc[1]	100	16,555
Hain Celestial Group, Inc.*,1	228	14,603
Mallinckrodt plc*,1	100	12,665
Total Consumer, Non-cyclical		11,409,336
Consumer, Cyclical - 16.7%
Rite Aid Corp.*,1	21,980	191,007
Ulta Salon Cosmetics & Fragrance, Inc.*,1	1,237	186,601
Gaming and Leisure Properties, Inc.[1]	5,000	184,350
Taylor Morrison Home Corp. — Class A*,1	8,720	181,812
Ascena Retail Group, Inc.*,1	12,440	180,504
Kohl's Corp.[1]	2,300	179,975
Brinker International, Inc.[1]	2,911	179,201
JC Penney Company, Inc.*,2	21,159	177,948
Sears Holdings Corp.*,2	4,300	177,934
Dillard's, Inc. — Class A1	1,300	177,463
AutoZone, Inc.*,1	260	177,362
Leggett & Platt, Inc.[1]	3,836	176,801
Penske Automotive Group, Inc.[1]	3,400	175,066
Walgreens Boots Alliance, Inc.[1]	2,050	173,594
Choice Hotels International, Inc.[1]	2,690	172,348
Jarden Corp.*,1	3,258	172,348
Tempur Sealy International, Inc.*,1	2,982	172,181
Sally Beauty Holdings, Inc.*,1	5,000	171,850
GNC Holdings, Inc. — Class A1	3,500	171,745
Chico's FAS, Inc.[1]	9,643	170,585
Newell Rubbermaid, Inc.[1]	4,362	170,423
Tractor Supply Co.[1]	2,000	170,120

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 84.6% (continued)
Consumer, Cyclical - 16.7% (continued)
Harman International Industries, Inc.[1]	1,273	$170,111
CVS Health Corp.[1]	1,648	170,090
Big Lots, Inc.[1]	3,500	168,105
Michaels Companies, Inc.*,1	6,200	167,772
Regal Entertainment Group — Class A1	7,318	167,143
DSW, Inc. — Class A1	4,522	166,771
Whirlpool Corp.[1]	782	158,011
CST Brands, Inc.[1]	3,500	153,405
Nordstrom, Inc.[1]	1,741	139,837
NVR, Inc.*,1	100	132,866
Hyatt Hotels Corp. — Class A*,1	1,942	115,005
Restaurant Brands International, Inc.[1]	2,697	103,592
O'Reilly Automotive, Inc.*,1	218	47,140
Dick's Sporting Goods, Inc.[1]	775	44,167
Total Consumer, Cyclical		5,795,233
Technology - 10.9%
MSCI, Inc. — Class A1	3,000	183,930
Analog Devices, Inc.[1]	2,899	182,637
Pitney Bowes, Inc.[1]	7,600	177,232
DST Systems, Inc.[1]	1,600	177,137
Jack Henry & Associates, Inc.[1]	2,530	176,822
Amdocs Ltd.[1]	3,241	176,310
Broadridge Financial Solutions, Inc.[1]	3,200	176,032
Fidelity National Information Services, Inc.[1]	2,541	172,940
VeriFone Systems, Inc.*,1	4,944	172,496
Teradyne, Inc.[1]	8,795	165,785
Maxim Integrated Products, Inc.[1]	4,757	165,591
Linear Technology Corp.[1]	3,525	164,970
Microchip Technology, Inc.[1]	3,349	163,767
Leidos Holdings, Inc.[1]	3,900	163,644
KLA-Tencor Corp.[1]	2,750	160,298
Altera Corp.[1]	3,734	160,226
Zayo Group Holdings, Inc.*,1	5,721	159,959
Atmel Corp.[1]	19,100	157,193
NVIDIA Corp.[1]	7,448	155,849
Advanced Micro Devices, Inc.*,1	57,558	154,255
Teradata Corp.*,1	3,300	145,662
ON Semiconductor Corp.*,1	11,019	133,440
Cree, Inc.*,1	3,413	121,127
Marvell Technology Group Ltd.[1]	800	11,760
Total Technology		3,779,062
Financial - 9.7%
CoreLogic, Inc.*,1	5,000	176,350
Plum Creek Timber Company, Inc.[1]	3,962	172,148
Two Harbors Investment Corp.[1]	15,944	169,325
Starwood Property Trust, Inc.[1]	6,900	167,670
Outfront Media, Inc.[1]	5,600	167,552
Rayonier, Inc.[1]	6,214	167,529
First Niagara Financial Group, Inc.[1]	18,871	166,819
Artisan Partners Asset Management, Inc. — Class A1	3,563	161,974
FNFV Group*,1	11,298	159,302
MFA Financial, Inc.[1]	20,200	158,772
Piedmont Office Realty Trust, Inc. — Class A1	8,500	158,185
Chimera Investment Corp.[1]	49,704	156,071
American Homes 4 Rent — Class A1	9,400	155,570
American National Insurance Co.[1]	1,567	154,177
Home Properties, Inc.[1]	2,211	153,201
CBOE Holdings, Inc.[1]	2,605	149,540
Old Republic International Corp.[1]	9,109	136,089
Weyerhaeuser Co.[1]	4,100	135,915
Corporate Office Properties Trust[1]	4,200	123,396
Columbia Property Trust, Inc.[1]	3,600	97,272
Genworth Financial, Inc. — Class A*,1	12,430	90,863
American Realty Capital Properties, Inc.[1]	6,993	68,881
Interactive Brokers Group, Inc. — Class A1	1,955	66,509
NASDAQ OMX Group, Inc.[1]	1,000	50,940
American Capital Agency Corp.[1]	447	9,535
Total Financial		3,373,585
Industrial - 9.4%
Hexcel Corp.[1]	3,540	182,027
Spirit AeroSystems Holdings, Inc. — Class A*,1	3,486	182,004
Covanta Holding Corp.[1]	7,701	172,733
Gentex Corp.[1]	9,400	172,020
TransDigm Group, Inc.[1]	786	171,914
Huntington Ingalls Industries, Inc.[1]	1,225	171,684
Clean Harbors, Inc.*,1,2	3,017	171,305
Energizer Holdings, Inc.[1]	1,237	170,768
Greif, Inc. — Class A1	4,325	169,843
Triumph Group, Inc.[1]	2,841	169,665
Eagle Materials, Inc.[1]	2,028	169,460
Sonoco Products Co.[1]	3,686	167,566
Con-way, Inc.[1]	3,788	167,164
Vulcan Materials Co.[1]	1,982	167,083
Martin Marietta Materials, Inc.[1]	1,193	166,781
Textron, Inc.[1]	3,751	166,282
Rockwell Collins, Inc.[1]	1,686	162,783
Tech Data Corp.*,1	2,800	161,756
Garmin Ltd.[1]	3,156	149,973
GoPro, Inc. — Class A*	993	43,106
Total Industrial		3,255,917
Communications - 2.7%
Clear Channel Outdoor Holdings, Inc. — Class A1	17,664	178,760
Starz — Class A*,1	5,036	173,289
News Corp. — Class A*,1	9,980	159,780
Windstream Holdings, Inc.[2]	20,611	152,521
CenturyLink, Inc.[1]	4,263	147,287
JDS Uniphase Corp.*,1	9,742	127,815
Total Communications		939,452
Energy – 1.0%
CVR Energy, Inc.	4,194	178,497

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 84.6% (continued)
Energy – 1.0% (continued)
Murphy USA, Inc.*,1	2,364	$171,083
Total Energy		349,580
Utilities - 0.4%
Great Plains Energy, Inc.[1]	5,737	153,064
Diversified - 0.4%
Leucadia National Corp.[1]	5,727	127,655
Basic Materials - 0.4%
Axalta Coating Systems Ltd.*,1	4,440	122,633
Total Common Stocks
(Cost $27,800,120)		29,305,517

MUTUAL FUNDS† - 5.9%
Guggenheim Strategy Fund I3	81,266	2,023,522
Guggenheim Strategy Fund II3	438	10,913
Total Mutual Funds
(Cost $2,040,040)		2,034,435

	Face Amount
REPURCHASE AGREEMENT††,4 - 8.1%
HSBC Group issued 03/31/15 at 0.03% due 04/01/15	$2,807,910	2,807,910
Total Repurchase Agreement
(Cost $2,807,910)		2,807,910

SECURITIES LENDING COLLATERAL††,5 - 1.9%
Repurchase Agreements
HSBC Securities, Inc. issued 03/31/15 at 0.10% due 04/01/15	431,597	431,597
BNP Paribas Securities Corp. issued 03/31/15 at 0.10% due 04/01/15	148,470	148,470
Barclays Capital, Inc. issued 03/31/15 at 0.10% due 04/01/15	76,635	76,635
Total Securities Lending Collateral
(Cost $656,702)		656,702
Total Investments – 100.5%
(Cost $33,304,772)		$34,804,564

	Shares
COMMON STOCKS SOLD SHORT† - (24.7)%
Utilities - (0.5)%
AES Corp.	5,754	(73,939)
Calpine Corp.*	3,765	(86,106)
Total Utilities		(160,045)
Technology - (1.0)%
EMC Corp.	1,603	(40,973)
SanDisk Corp.	1,040	(66,164)
Apple, Inc.	660	(82,124)
athenahealth, Inc.*	690	(82,379)
Cerner Corp.*	1,200	(87,912)
Total Technology		(359,552)
Consumer, Non-cyclical - (1.2)%
Avon Products, Inc.	9,361	(74,794)
United Rentals, Inc.*	922	(84,050)
Quanta Services, Inc.*	2,963	(84,534)
Estee Lauder Companies, Inc. — Class A	1,021	(84,906)
Coty, Inc. — Class A*	3,724	(90,382)
Total Consumer, Non-cyclical		(418,666)
Consumer, Cyclical - (1.7)%
Tesla Motors, Inc.*	71	(13,403)
TJX Companies, Inc.	575	(40,279)
WESCO International, Inc.*	835	(58,358)
Allison Transmission Holdings, Inc.	2,378	(75,953)
Fastenal Co.	1,936	(80,218)
Ford Motor Co.	4,986	(80,474)
MSC Industrial Direct Company, Inc. — Class A	1,162	(83,896)
WW Grainger, Inc.	356	(83,948)
Fossil Group, Inc.*	1,034	(85,254)
Total Consumer, Cyclical		(601,783)
Basic Materials - (2.1)%
Freeport-McMoRan, Inc.	2,543	(48,190)
Alcoa, Inc.	5,798	(74,910)
Newmont Mining Corp.	3,603	(78,221)
Nucor Corp.	1,783	(84,746)
Southern Copper Corp.	2,911	(84,943)
Compass Minerals International, Inc.	915	(85,287)
Reliance Steel & Aluminum Co.	1,451	(88,627)
United States Steel Corp.	3,645	(88,938)
Steel Dynamics, Inc.	4,609	(92,641)
Total Basic Materials		(726,503)
Communications - (2.2)%
Google, Inc. — Class A*	66	(36,610)
Liberty Global plc — Class A*	772	(39,735)
Liberty Global plc*	806	(40,147)
United States Cellular Corp.*	1,262	(45,079)
Sprint Corp.*	12,749	(60,430)
Yahoo!, Inc.*	1,466	(65,142)
Netflix, Inc.*	185	(77,088)
T-Mobile US, Inc.*	2,562	(81,190)
Priceline Group, Inc.*	70	(81,490)
Walt Disney Co.	814	(85,380)
Amazon.com, Inc.*	230	(85,583)
Facebook, Inc. — Class A*	1,046	(85,997)
Total Communications		(783,871)
Financial - (3.5)%
CIT Group, Inc.	144	(6,497)
Equity Residential	396	(30,833)
General Growth Properties, Inc.	1,288	(38,060)
Bank of America Corp.	4,591	(70,655)
JPMorgan Chase & Co.	1,299	(78,693)
American International Group, Inc.	1,448	(79,336)
Wells Fargo & Co.	1,471	(80,022)
Simon Property Group, Inc.	410	(80,213)
Discover Financial Services	1,425	(80,299)
Public Storage	408	(80,433)
Citigroup, Inc.	1,584	(81,609)
American Express Co.	1,045	(81,635)
Air Lease Corp. — Class A	2,210	(83,405)
Capital One Financial Corp.	1,062	(83,707)
People's United Financial, Inc.	5,545	(84,284)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS SOLD SHORT† - (24.7)% (continued)
Financial - (3.5)% (continued)
New York Community Bancorp, Inc.	5,054	$(84,553)
TFS Financial Corp.	5,817	(85,394)
Total Financial		(1,209,628)
Industrial - (4.6)%
Caterpillar, Inc.	608	(48,658)
Flowserve Corp.	1,111	(62,760)
Xylem, Inc.	1,805	(63,211)
Teekay Corp.	1,477	(68,784)
General Electric Co.	2,990	(74,182)
Dover Corp.	1,127	(77,898)
KBR, Inc.	5,420	(78,482)
Hubbell, Inc. — Class B	717	(78,598)
AMETEK, Inc.	1,538	(80,807)
Middleby Corp.*	792	(81,299)
SBA Communications Corp. — Class A*	695	(81,385)
Stanley Black & Decker, Inc.	856	(81,628)
GATX Corp.	1,414	(81,984)
Kirby Corp.*	1,102	(82,705)
Wabtec Corp.	873	(82,944)
Fluor Corp.	1,466	(83,797)
Jacobs Engineering Group, Inc.*	1,945	(87,836)
AECOM*	2,853	(87,929)
Acuity Brands, Inc.	531	(89,293)
Chicago Bridge & Iron Company N.V.	2,136	(105,219)
Total Industrial		(1,579,399)
Energy - (7.9)%
California Resources Corp.	358	(2,724)
Phillips 66	120	(9,432)
WPX Energy, Inc.*	1,701	(18,592)
Cimarex Energy Co.	249	(28,657)
Range Resources Corp.	879	(45,743)
Marathon Petroleum Corp.	500	(51,195)
Rowan Companies plc — Class A	3,284	(58,160)
Southwestern Energy Co.*	2,590	(60,062)
Tesoro Corp.	685	(62,534)
Atwood Oceanics, Inc.	2,521	(70,865)
CONSOL Energy, Inc.	2,618	(73,016)
Occidental Petroleum Corp.	1,006	(73,438)
Cabot Oil & Gas Corp. — Class A	2,543	(75,095)
Oil States International, Inc.*	1,892	(75,245)
Dril-Quip, Inc.*	1,103	(75,434)
Antero Resources Corp.*	2,150	(75,938)
Exxon Mobil Corp.	896	(76,160)
Marathon Oil Corp.	2,926	(76,398)
Hess Corp.	1,132	(76,829)
ConocoPhillips	1,239	(77,140)
Murphy Oil Corp.	1,657	(77,216)
Devon Energy Corp.	1,281	(77,257)
Kosmos Energy Ltd.*	9,778	(77,344)
Chevron Corp.	745	(78,210)
FMC Technologies, Inc.*	2,115	(78,276)
National Oilwell Varco, Inc.	1,566	(78,285)
MRC Global, Inc.*	6,643	(78,719)
EOG Resources, Inc.	863	(79,128)
QEP Resources, Inc.	3,855	(80,377)
Continental Resources, Inc.*	1,854	(80,964)
Energen Corp.	1,237	(81,642)
Gulfport Energy Corp.*	1,849	(84,888)
Patterson-UTI Energy, Inc.	4,544	(85,314)
Spectra Energy Corp.	2,362	(85,434)
ONEOK, Inc.	1,780	(85,867)
Concho Resources, Inc.*	745	(86,360)
Equities Corp.	1,050	(87,013)
Williams Companies, Inc.	1,751	(88,583)
Newfield Exploration Co.*	2,623	(92,042)
Total Energy		(2,725,576)
Total Common Stocks Sold Short
(Proceeds $8,892,339)		(8,565,023)
Total Securities Sold Short- (24.7)%
(Proceeds $8,892,339)		$(8,565,023)
Other Assets & Liabilities, net - 24.2%		8,393,767
Total Net Assets - 100.0%		$34,633,308

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as short security collateral at March 31, 2015.
[2]	All or portion of this security is on loan at March 31, 2015 — See Note 5.
[3]	Investment in a product that is managed by and/or pays a management fee to a party related to the Adviser — See Note 7.
[4]	Repurchase Agreement — See Note 4.
[5]	Securities lending collateral — See Note 5.

plc — Public Limited Company

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 48.8%
Financial - 11.3%
Realty Income Corp.	725	$37,410
Federal Realty Investment Trust	221	32,533
UDR, Inc.	833	28,347
Alleghany Corp.*	52	25,324
Everest Re Group Ltd.	144	25,056
Arthur J Gallagher & Co.	530	24,777
Jones Lang LaSalle, Inc.	144	24,538
Duke Realty Corp.	1,110	24,164
Extra Space Storage, Inc.	356	24,055
New York Community Bancorp, Inc.	1,425	23,840
Raymond James Financial, Inc.	409	23,223
Alexandria Real Estate Equities, Inc.	232	22,746
Camden Property Trust	279	21,798
Kilroy Realty Corp.	278	21,175
Signature Bank*	162	20,991
SVB Financial Group*	164	20,834
Regency Centers Corp.	303	20,616
Reinsurance Group of America, Inc. — Class A	221	20,595
Mid-America Apartment Communities, Inc.	242	18,699
East West Bancorp, Inc.	462	18,692
Omega Healthcare Investors, Inc.	446	18,094
HCC Insurance Holdings, Inc.	311	17,624
National Retail Properties, Inc.	426	17,453
Liberty Property Trust	479	17,100
Senior Housing Properties Trust	757	16,798
WR Berkley Corp.	324	16,365
Hospitality Properties Trust	483	15,934
Eaton Vance Corp.	381	15,866
Taubman Centers, Inc.	204	15,734
CBOE Holdings, Inc.	270	15,499
American Campus Communities, Inc.	361	15,476
Lamar Advertising Co. — Class A	258	15,292
American Financial Group, Inc.	236	15,140
Corrections Corporation of America	376	15,138
BioMed Realty Trust, Inc.	648	14,684
RenaissanceRe Holdings Ltd.	147	14,660
PacWest Bancorp	312	14,630
LaSalle Hotel Properties	364	14,145
City National Corp.	155	13,807
Highwoods Properties, Inc.	299	13,688
Waddell & Reed Financial, Inc. — Class A	269	13,326
Weingarten Realty Investors	363	13,061
Home Properties, Inc.	186	12,888
SLM Corp.*	1,363	12,649
Brown & Brown, Inc.	379	12,549
First American Financial Corp.	347	12,381
Synovus Financial Corp.	438	12,267
Cullen/Frost Bankers, Inc.	177	12,228
Umpqua Holdings Corp.	710	12,198
Stifel Financial Corp.*	213	11,875
Old Republic International Corp.	776	11,593
Commerce Bancshares, Inc.	267	11,299
Rayonier, Inc.	408	11,000
Webster Financial Corp.	291	10,782
First Horizon National Corp.	754	10,775
Tanger Factory Outlet Centers, Inc.	304	10,692
Federated Investors, Inc. — Class B	307	10,404
Hanover Insurance Group, Inc.	143	10,379
CoreLogic, Inc.*	289	10,193
Prosperity Bancshares, Inc.	194	10,181
FirstMerit Corp.	533	10,159
First Niagara Financial Group, Inc.	1,140	10,078
WP GLIMCHER, Inc.	596	9,911
Aspen Insurance Holdings Ltd.	200	9,446
StanCorp Financial Group, Inc.	136	9,330
Associated Banc-Corp.	479	8,909
Corporate Office Properties Trust	298	8,755
Bank of Hawaii Corp.	141	8,631
Primerica, Inc.	168	8,551
TCF Financial Corp.	530	8,332
Janus Capital Group, Inc.	476	8,182
Hancock Holding Co.	259	7,734
Fulton Financial Corp.	576	7,108
Washington Federal, Inc.	316	6,890
Cathay General Bancorp	239	6,800
Mercury General Corp.	117	6,757
Valley National Bancorp	711	6,712
Urban Edge Properties	281	6,660
Equity One, Inc.	249	6,646
BancorpSouth, Inc.	276	6,409
Alexander & Baldwin, Inc.	146	6,304
Kemper Corp.	161	6,273
Trustmark Corp.	217	5,269
Potlatch Corp.	131	5,245
Mack-Cali Realty Corp.	270	5,206
International Bancshares Corp.	186	4,842
Total Financial		1,220,399
Industrial - 9.5%
Mettler-Toledo International, Inc.*	91	29,907
Wabtec Corp.	310	29,453
Rock-Tenn Co. — Class A	451	29,090
Energizer Holdings, Inc.	200	27,610
J.B. Hunt Transport Services, Inc.	296	25,277
Packaging Corporation of America	317	24,786
Fortune Brands Home & Security, Inc.	511	24,262
Acuity Brands, Inc.	140	23,542
Huntington Ingalls Industries, Inc.	156	21,863
B/E Aerospace, Inc.	341	21,695
Trimble Navigation Ltd.*	834	21,017
Keysight Technologies, Inc.*	542	20,135
Avnet, Inc.	439	19,536

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 48.8% (continued)
Industrial - 9.5% (continued)
Carlisle Companies, Inc.	210	$19,451
Waste Connections, Inc.	399	19,208
IDEX Corp.	252	19,109
Hubbell, Inc. — Class B	173	18,964
Arrow Electronics, Inc.*	308	18,834
Trinity Industries, Inc.	501	17,791
Gentex Corp.	951	17,404
Old Dominion Freight Line, Inc.*	219	16,929
Lincoln Electric Holdings, Inc.	250	16,347
Genesee & Wyoming, Inc. — Class A*	165	15,913
AO Smith Corp.	242	15,890
AECOM*	501	15,441
Donaldson Company, Inc.	409	15,423
Zebra Technologies Corp. — Class A*	164	14,877
Lennox International, Inc.	132	14,743
Sonoco Products Co.	324	14,729
Orbital ATK, Inc.	191	14,636
Exelis, Inc.	600	14,622
Jabil Circuit, Inc.	622	14,542
Bemis Company, Inc.	314	14,541
Nordson Corp.	184	14,414
Cognex Corp.*	279	13,836
Graco, Inc.	190	13,710
Eagle Materials, Inc.	162	13,537
Kirby Corp.*	179	13,434
Belden, Inc.	137	12,818
AptarGroup, Inc.	201	12,768
AGCO Corp.	259	12,339
Oshkosh Corp.	252	12,295
Teledyne Technologies, Inc.*	114	12,167
ITT Corp.	293	11,694
Regal-Beloit Corp.	144	11,508
Esterline Technologies Corp.*	100	11,442
SPX Corp.	132	11,207
CLARCOR, Inc.	162	10,702
National Instruments Corp.	326	10,445
FEI Co.	135	10,306
Timken Co.	240	10,114
Clean Harbors, Inc.*	173	9,823
Crane Co.	157	9,798
Triumph Group, Inc.	162	9,675
Landstar System, Inc.	144	9,547
Woodward, Inc.	186	9,488
Valmont Industries, Inc.	77	9,462
Terex Corp.	342	9,094
Kennametal, Inc.	255	8,591
GATX Corp.	143	8,291
Con-way, Inc.	185	8,164
Silgan Holdings, Inc.	134	7,790
Louisiana-Pacific Corp.*	458	7,562
Tech Data Corp.*	123	7,106
KBR, Inc.	466	6,748
KLX, Inc.*	169	6,513
Vishay Intertechnology, Inc.	437	6,039
Knowles Corp.*	274	5,280
MSA Safety, Inc.	101	5,038
Werner Enterprises, Inc.	144	4,523
Itron, Inc.*	123	4,491
Harsco Corp.	258	4,453
Greif, Inc. — Class A	109	4,280
Granite Construction, Inc.	116	4,076
TimkenSteel Corp.	121	3,203
Tidewater, Inc.	151	2,890
Total Industrial		1,038,228
Consumer, Non-cyclical - 8.4%
Church & Dwight Company, Inc.	420	35,876
Salix Pharmaceuticals Ltd.*	205	35,426
ResMed, Inc.	453	32,516
Towers Watson & Co. — Class A	224	29,609
Cooper Companies, Inc.	155	29,050
Centene Corp.*	383	27,074
Hologic, Inc.*	784	25,892
United Therapeutics Corp.*	150	25,865
WhiteWave Foods Co. — Class A*	562	24,919
CDK Global, Inc.	518	24,222
Omnicare, Inc.	313	24,120
Gartner, Inc.*	282	23,646
IDEXX Laboratories, Inc.*	152	23,481
MEDNAX, Inc.*	309	22,406
ManpowerGroup, Inc.	252	21,710
Hain Celestial Group, Inc.*	328	21,008
Global Payments, Inc.	216	19,803
Community Health Systems, Inc.*	376	19,657
SEI Investments Co.	419	18,474
Ingredion, Inc.	230	17,899
Service Corporation International	653	17,011
Sirona Dental Systems, Inc.*	179	16,108
Teleflex, Inc.	133	16,070
Health Net, Inc.*	248	15,002
Graham Holdings Co. — Class B	14	14,695
VCA, Inc.*	264	14,472
STERIS Corp.	192	13,492
Flowers Foods, Inc.	593	13,485
WEX, Inc.*	125	13,420
WellCare Health Plans, Inc.*	142	12,987
Align Technology, Inc.*	234	12,586
United Natural Foods, Inc.*	161	12,403
RR Donnelley & Sons Co.	643	12,339
Charles River Laboratories International, Inc.*	152	12,052
Bio-Techne Corp.	120	12,035
Live Nation Entertainment, Inc.*	467	11,782
TreeHouse Foods, Inc.*	138	11,733
Akorn, Inc.*	240	11,402
Avon Products, Inc.	1,400	11,186
Deluxe Corp.	161	11,154
LifePoint Hospitals, Inc.*	142	10,430
Bio-Rad Laboratories, Inc. — Class A*	67	9,057
Hill-Rom Holdings, Inc.	182	8,918
Corporate Executive Board Co.	108	8,625
Sotheby's	198	8,367
Post Holdings, Inc.*	169	7,916
Boston Beer Company, Inc. — Class A*	29	7,755

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 48.8% (continued)
Consumer, Non-cyclical - 8.4% (continued)
SUPERVALU, Inc.*	665	$7,734
Rollins, Inc.	310	7,666
Halyard Health, Inc.*	150	7,380
Thoratec Corp.*	174	7,289
Owens & Minor, Inc.	203	6,870
DeVry Education Group, Inc.	185	6,172
Lancaster Colony Corp.	63	5,996
Aaron's, Inc.	208	5,888
Apollo Education Group, Inc. — Class A*	311	5,884
Dean Foods Co.	303	5,009
FTI Consulting, Inc.*	133	4,982
Rent-A-Center, Inc.	170	4,665
HMS Holdings Corp.*	284	4,388
Tootsie Roll Industries, Inc.	66	2,247
Total Consumer, Non-cyclical		911,305
Consumer, Cyclical - 6.6%
Signet Jewelers Ltd.	258	35,808
Advance Auto Parts, Inc.	235	35,177
Jarden Corp.*	578	30,576
Foot Locker, Inc.	457	28,791
Alaska Air Group, Inc.	423	27,994
Polaris Industries, Inc.	196	27,655
LKQ Corp.*	979	25,023
Williams-Sonoma, Inc.	276	22,000
Toll Brothers, Inc.*	515	20,260
Dick's Sporting Goods, Inc.	316	18,009
Domino's Pizza, Inc.	179	17,997
JetBlue Airways Corp.*	841	16,189
NVR, Inc.*	12	15,944
Carter's, Inc.	170	15,720
Brunswick Corp.	299	15,384
Cinemark Holdings, Inc.	335	15,098
Office Depot, Inc.*	1,580	14,536
International Game Technology	797	13,876
Copart, Inc.*	366	13,751
Kate Spade & Co.*	410	13,690
World Fuel Services Corp.	232	13,335
Panera Bread Co. — Class A*	82	13,120
Ingram Micro, Inc. — Class A*	503	12,635
Brinker International, Inc.	203	12,497
MSC Industrial Direct Company, Inc. — Class A	163	11,769
Tempur Sealy International, Inc.*	196	11,317
Dana Holding Corp.	531	11,236
Watsco, Inc.	88	11,062
Buffalo Wild Wings, Inc.*	61	11,056
Tupperware Brands Corp.	160	11,043
CST Brands, Inc.	248	10,870
Wendy's Co.	888	9,679
American Eagle Outfitters, Inc.	565	9,650
Scotts Miracle-Gro Co. — Class A	143	9,605
Thor Industries, Inc.	150	9,482
Vista Outdoor, Inc.*	205	8,778
Chico's FAS, Inc.	496	8,774
Cabela's, Inc.*	154	8,621
Big Lots, Inc.	172	8,261
JC Penney Company, Inc.*	982	8,259
Life Time Fitness, Inc.*	116	8,231
Deckers Outdoor Corp.*	111	8,089
HNI Corp.	142	7,834
Cheesecake Factory, Inc.	150	7,400
HSN, Inc.	105	7,164
Ascena Retail Group, Inc.*	424	6,152
ANN, Inc.*	147	6,031
DreamWorks Animation SKG, Inc. — Class A*	233	5,639
Herman Miller, Inc.	192	5,330
Abercrombie & Fitch Co. — Class A	223	4,915
KB Home	293	4,577
Guess?, Inc.	206	3,830
MDC Holdings, Inc.	126	3,591
International Speedway Corp. — Class A	90	2,935
Total Consumer, Cyclical		716,245
Technology - 4.5%
ANSYS, Inc.*	290	25,575
Synopsys, Inc.*	495	22,928
MSCI, Inc. — Class A	362	22,194
Broadridge Financial Solutions, Inc.	389	21,399
Rackspace Hosting, Inc.*	378	19,501
Jack Henry & Associates, Inc.	263	18,381
Cadence Design Systems, Inc.*	941	17,352
NCR Corp.*	543	16,024
Ultimate Software Group, Inc.*	92	15,636
Informatica Corp.*	352	15,437
Cypress Semiconductor Corp.	1,023	14,434
MAXIMUS, Inc.	212	14,153
PTC, Inc.*	370	13,383
Teradyne, Inc.	701	13,214
Tyler Technologies, Inc.*	108	13,017
VeriFone Systems, Inc.*	366	12,770
Cree, Inc.*	359	12,741
Solera Holdings, Inc.	216	11,159
Atmel Corp.	1,340	11,028
SolarWinds, Inc.*	214	10,965
IPG Photonics Corp.*	115	10,661
Riverbed Technology, Inc.*	499	10,434
DST Systems, Inc.	92	10,185
Integrated Device Technology, Inc.*	477	9,550
3D Systems Corp.*,1	337	9,241
Fair Isaac Corp.	101	8,961
Leidos Holdings, Inc.	200	8,392
Lexmark International, Inc. — Class A	195	8,256
ACI Worldwide, Inc.*	373	8,079
Mentor Graphics Corp.	315	7,569
Diebold, Inc.	208	7,376
Convergys Corp.	319	7,296
Fairchild Semiconductor International, Inc. — Class A*	377	6,854
Allscripts Healthcare Solutions, Inc.*	546	6,530

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 48.8% (continued)
Technology - 4.5% (continued)
Science Applications International Corp.	127	$6,521
Silicon Laboratories, Inc.*	126	6,397
Advent Software, Inc.	145	6,396
Intersil Corp. — Class A	420	6,014
CommVault Systems, Inc.*	136	5,943
Semtech Corp.*	215	5,729
Advanced Micro Devices, Inc.*	2,027	5,433
Rovi Corp.*	296	5,390
Acxiom Corp.*	249	4,604
Total Technology		493,102
Basic Materials - 2.3%
Ashland, Inc.	205	26,099
RPM International, Inc.	431	20,684
Valspar Corp.	241	20,251
Albemarle Corp.	361	19,075
NewMarket Corp.	34	16,245
Steel Dynamics, Inc.	778	15,637
Reliance Steel & Aluminum Co.	250	15,270
Royal Gold, Inc.	210	13,253
Cytec Industries, Inc.	230	12,429
United States Steel Corp.	469	11,444
PolyOne Corp.	287	10,719
Sensient Technologies Corp.	153	10,539
Compass Minerals International, Inc.	108	10,067
Domtar Corp.	205	9,475
Cabot Corp.	205	9,225
Minerals Technologies, Inc.	112	8,187
Olin Corp.	249	7,978
Carpenter Technology Corp.	169	6,571
Commercial Metals Co.	378	6,120
Worthington Industries, Inc.	162	4,311
Cliffs Natural Resources, Inc.	494	2,376
Total Basic Materials		255,955
Energy - 2.3%
HollyFrontier Corp.	631	25,410
Dresser-Rand Group, Inc.*	247	19,846
SunEdison, Inc.*	811	19,464
Oceaneering International, Inc.	321	17,311
Energen Corp.	235	15,510
Nabors Industries Ltd.	932	12,722
Gulfport Energy Corp.*	276	12,671
SM Energy Co.	217	11,215
Western Refining, Inc.	227	11,212
Superior Energy Services, Inc.	490	10,947
Murphy USA, Inc.*	138	9,987
Patterson-UTI Energy, Inc.	472	8,862
Dril-Quip, Inc.*	125	8,549
Denbury Resources, Inc.	1,138	8,296
California Resources Corp.	993	7,557
NOW, Inc.*,1	345	7,466
WPX Energy, Inc.*	656	7,170
Rowan Companies plc — Class A	401	7,102
Oil States International, Inc.*	165	6,562
Atwood Oceanics, Inc.	194	5,453
Helix Energy Solutions Group, Inc.*	317	4,742
Peabody Energy Corp.	885	4,354
Unit Corp.*	149	4,169
Rosetta Resources, Inc.*	237	4,034
Total Energy		250,611
Utilities - 2.2%
Alliant Energy Corp.	357	22,491
OGE Energy Corp.	642	20,294
UGI Corp.	556	18,120
Atmos Energy Corp.	325	17,973
Westar Energy, Inc.	425	16,473
National Fuel Gas Co.	271	16,349
Aqua America, Inc.	569	14,993
Questar Corp.	565	13,481
MDU Resources Group, Inc.	626	13,359
Great Plains Energy, Inc.	496	13,233
Vectren Corp.	266	11,741
Hawaiian Electric Industries, Inc.	331	10,632
Cleco Corp.	195	10,631
IDACORP, Inc.	162	10,185
WGL Holdings, Inc.	160	9,024
PNM Resources, Inc.	256	7,475
Black Hills Corp.	144	7,263
ONE Gas, Inc.	168	7,263
Total Utilities		240,980
Communications - 1.7%
Qorvo, Inc.*	478	38,097
FactSet Research Systems, Inc.	125	19,900
Fortinet, Inc.*	457	15,972
AMC Networks, Inc. — Class A*	190	14,562
ARRIS Group, Inc.*	425	12,280
AOL, Inc.*	252	9,982
JDS Uniphase Corp.*	749	9,827
John Wiley & Sons, Inc. — Class A	149	9,110
Time, Inc.	353	7,921
Telephone & Data Systems, Inc.	316	7,868
Plantronics, Inc.	138	7,307
Ciena Corp.*	349	6,739
Meredith Corp.	118	6,581
InterDigital, Inc.	120	6,089
New York Times Co. — Class A	423	5,820
Polycom, Inc.*	432	5,789
NeuStar, Inc. — Class A*	179	4,407
Total Communications		188,251
Total Common Stocks
(Cost $2,704,624)		5,315,076

MUTUAL FUNDS† - 16.7%
Guggenheim Strategy Fund I2	52,903	1,317,274
Guggenheim Strategy Fund II2	20,234	504,039
Total Mutual Funds
(Cost $1,820,636)		1,821,313

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Face Amount	Value
REPURCHASE AGREEMENTS††,3 - 14.3%
RBC Capital Markets issued 03/31/15 at 0.05% due 04/01/15	$521,564	$521,564
HSBC Group issued 03/31/15 at 0.03% due 04/01/15	521,564	521,564
UMB Financial Corp. issued 03/31/15 at 0.03% due 04/01/15	520,607	520,607
Total Repurchase Agreements
(Cost $1,563,735)		1,563,735

SECURITIES LENDING COLLATERAL††,4 - 0.1%
Repurchase Agreements
HSBC Securities, Inc. issued 03/31/15 at 0.10% due 04/01/15	6,510	6,510
BNP Paribas Securities Corp. issued 03/31/15 at 0.10% due 04/01/15	2,239	2,239
Barclays Capital, Inc. issued 03/31/15 at 0.10% due 04/01/15	1,156	1,156
Total Securities Lending Collateral
(Cost $9,905)		9,905
Total Investments - 79.9%
(Cost $6,098,900)		$8,710,029
Other Assets & Liabilities, net - 20.1%		2,192,481
Total Net Assets - 100.0%		$10,902,510

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS PURCHASED†
June 2015 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $304,040)	2	$104

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Barclays Bank plc April 2015 S&P MidCap 400 Index Swap, Terminating 04/30/15[5] (Notional Value $8,441,137)	5,539	$80,338
Credit Suisse Capital, LLC April 2015 S&P MidCap 400 Index Swap, Terminating 04/28/15[5] (Notional Value $1,741,214)	1,143	26,170
Goldman Sachs International April 2015 S&P MidCap 400 Index Swap, Terminating 04/28/15[5] (Notional Value $561,991)	369	8,450
(Total Notional Value $10,744,342)		$114,958

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at March 31, 2015 — See Note 5.
[2]	Investment in a product that is managed by and/or pays a management fee to a party related to the Adviser — See Note 7.
[3]	Repurchase Agreements — See Note 4.
[4]	Securities lending collateral — See Note 5.
[5]	Total Return based on S&P MidCap 400 Index +/- financing at a variable rate.

plc — Public Limited Company

Multi-Hedge Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 60.4%
Financial - 10.8%
City National Corp.[1]	9,407	$837,976
Susquehanna Bancshares, Inc.[1]	47,530	651,636
Aviv REIT, Inc.[1]	14,119	515,343
Axis Capital Holdings Ltd.[1]	8,248	425,432
Hudson City Bancorp, Inc.[1]	32,067	336,062
Square 1 Financial, Inc. — Class A*	4,953	132,591
Bank of Kentucky Financial Corp.[1]	2,353	115,415
Interactive Brokers Group, Inc. — Class A1	2,481	84,404
Hanover Insurance Group, Inc.[1]	1,123	81,507
Assured Guaranty Ltd.[1]	3,053	80,568
Allstate Corp.[1]	1,132	80,564
SunTrust Banks, Inc.[1]	1,960	80,535
Wells Fargo & Co.[1]	1,467	79,805
MFA Financial, Inc.[1]	10,133	79,645
Voya Financial, Inc.[1]	1,841	79,366
Chimera Investment Corp.[1]	25,150	78,971
Everest Re Group Ltd.[1]	453	78,822
Air Lease Corp. — Class A1	2,087	78,763
Morgan Stanley[1]	2,206	78,732
ACE Ltd.[1]	699	77,932
CBL & Associates Properties, Inc.[1]	3,890	77,022
Berkshire Hathaway, Inc. — Class B*,1	532	76,778
Taubman Centers, Inc.[1]	945	72,888
American Capital Agency Corp.[1]	3,417	72,885
Meadowbrook Insurance Group, Inc.[1]	8,190	69,616
Ameriprise Financial, Inc.[1]	512	66,990
Hudson Valley Holding Corp.[1]	2,593	66,277
Popular, Inc.*,1	1,871	64,344
PNC Financial Services Group, Inc.[1]	669	62,378
Starwood Property Trust, Inc.[1]	2,491	60,531
Capital One Financial Corp.[1]	630	49,657
Reinsurance Group of America, Inc. — Class A1	413	38,487
Travelers Companies, Inc.[1]	315	34,061
CNA Financial Corp.[1]	729	30,202
Navient Corp.[1]	1,349	27,425
BioMed Realty Trust, Inc.[1]	936	21,210
Annaly Capital Management, Inc.[1]	2,038	21,195
Assurant, Inc.[1]	197	12,098
Bank of New York Mellon Corp.[1]	276	11,106
Bank of America Corp.[1]	640	9,850
Huntington Bancshares, Inc.[1]	620	6,851
Legg Mason, Inc.[1]	98	5,410
Jones Lang LaSalle, Inc.[1]	29	4,942
Fifth Third Bancorp[1]	167	3,148
Total Financial		5,019,420
Consumer, Non-cyclical - 10.3%
Hospira, Inc.*,1	9,524	836,624
Catamaran Corp.*	11,192	666,371
Lorillard, Inc.[1]	9,308	608,277
Salix Pharmaceuticals Ltd.*	1,930	333,523
Pharmacyclics, Inc.*	1,295	331,455
Auspex Pharmaceuticals, Inc.*	2,989	299,707
Wright Medical Group, Inc.*	9,560	246,648
Humana, Inc.[1]	512	91,146
Kroger Co.[1]	1,093	83,789
Pfizer, Inc.[1]	2,235	77,756
Molson Coors Brewing Co. — Class B1	1,034	76,981
Ingredion, Inc.[1]	965	75,097
Tyson Foods, Inc. — Class A1	1,930	73,919
Amgen, Inc.[1]	450	71,934
Archer-Daniels-Midland Co.[1]	1,497	70,958
DaVita HealthCare Partners, Inc.*,1	680	55,270
Cintas Corp.[1]	669	54,610
DENTSPLY International, Inc.[1]	936	47,633
Charles River Laboratories International, Inc.*,1	591	46,861
Hill-Rom Holdings, Inc.[1]	896	43,904
Pinnacle Foods, Inc.[1]	1,063	43,381
Dr Pepper Snapple Group, Inc.[1]	551	43,242
Omnicare, Inc.[1]	542	41,766
Pilgrim's Pride Corp.[2]	1,674	37,816
United Therapeutics Corp.*,1	217	37,418
Johnson & Johnson[1]	365	36,719
Graham Holdings Co. — Class B1	29	30,439
UnitedHealth Group, Inc.[1]	256	30,282
Constellation Brands, Inc. — Class A*,1	227	26,380
Cooper Companies, Inc.[1]	138	25,864
Biogen, Inc.*,1	59	24,912
Anthem, Inc.[1]	158	24,397
Universal Health Services, Inc. — Class B1	197	23,189
Myriad Genetics, Inc.*	591	20,921
Bunge Ltd.[1]	227	18,696
Herbalife Ltd.	423	18,087
DeVry Education Group, Inc.[1]	532	17,748
Gilead Sciences, Inc.*,1	167	16,388
Eli Lilly & Co.[1]	197	14,312
United Rentals, Inc.*,1	108	9,845
Spectrum Brands Holdings, Inc.[1]	108	9,672
ManpowerGroup, Inc.[1]	98	8,443
Mallinckrodt plc*,1	40	5,066
Edwards Lifesciences Corp.*,1	29	4,131
Actavis plc*	3	1,040
Laboratory Corporation of America Holdings*	2	211
Total Consumer, Non-cyclical		4,762,828
Utilities – 7.8%
Cleco Corp.[1]	19,633	1,070,392
Pepco Holdings, Inc.[1]	37,431	1,004,274
Integrys Energy Group, Inc.[1]	12,363	890,383
Public Service Enterprise Group, Inc.[1]	1,950	81,744
Ameren Corp.[1]	1,871	78,956
Great Plains Energy, Inc.[1]	2,954	78,813
Westar Energy, Inc.[1]	1,999	77,481

Multi-Hedge Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 60.4% (continued)
Utilities – 7.8% (continued)
American Electric Power Company, Inc.[1]	1,339	$75,319
DTE Energy Co.[1]	778	62,777
Xcel Energy, Inc.[1]	1,704	59,316
AGL Resources, Inc.[1]	729	36,195
Consolidated Edison, Inc.[1]	492	30,012
Atmos Energy Corp.[1]	463	25,604
UGI Corp.[1]	768	25,029
Alliant Energy Corp.[1]	207	13,041
Total Utilities		3,609,336
Consumer, Cyclical - 7.2%
TRW Automotive Holdings Corp.*,1	10,163	1,065,591
Life Time Fitness, Inc.*	5,895	418,309
Office Depot, Inc.*,1	44,535	409,722
Family Dollar Stores, Inc.[1]	4,632	367,040
Foot Locker, Inc.[1]	1,408	88,703
Royal Caribbean Cruises Ltd.[1]	1,063	87,006
Alaska Air Group, Inc.[1]	1,260	83,387
Lear Corp.[1]	738	81,785
CVS Health Corp.[1]	768	79,265
Wyndham Worldwide Corp.[1]	876	79,252
Whirlpool Corp.[1]	374	75,570
Best Buy Company, Inc.[1]	1,969	74,409
Macy's, Inc.[1]	1,132	73,478
PACCAR, Inc.[1]	1,142	72,106
The Gap, Inc.[1]	1,221	52,906
PulteGroup, Inc.[1]	2,294	50,996
Carnival Corp.[1]	896	42,865
Wendy's Co.[1]	1,783	19,435
Visteon Corp.*,1	177	17,063
Dillard's, Inc. — Class A1	118	16,108
Dolby Laboratories, Inc. — Class A1	315	12,020
Leggett & Platt, Inc.[1]	227	10,462
Lowe's Companies, Inc.[1]	138	10,266
Southwest Airlines Co.[1]	167	7,398
GameStop Corp. — Class A	177	6,719
Kohl's Corp.[1]	79	6,182
Ford Motor Co.[1]	364	5,875
Ralph Lauren Corp. — Class A1	40	5,260
Big Lots, Inc.[1]	79	3,794
General Motors Co.[1]	40	1,500
Walgreens Boots Alliance, Inc.	10	847
Brinker International, Inc.	10	616
Total Consumer, Cyclical		3,325,935
Industrial - 7.1%
Polypore International, Inc.*	14,650	862,886
Exelis, Inc.[1]	23,564	574,256
MeadWestvaco Corp.	6,689	333,580
RTI International Metals, Inc.*	6,562	235,641
AMERCO[1]	246	81,278
Republic Services, Inc. — Class A1	1,969	79,863
Cummins, Inc.[1]	571	79,163
Ryder System, Inc.[1]	827	78,475
Sonoco Products Co.[1]	1,694	77,009
Stanley Black & Decker, Inc.[1]	807	76,955
FedEx Corp.[1]	443	73,294
GATX Corp.[1]	1,221	70,794
Energizer Holdings, Inc.[1]	512	70,682
Northrop Grumman Corp.[1]	423	68,086
L-3 Communications Holdings, Inc.[1]	522	65,662
Corning, Inc.[1]	2,875	65,205
Caterpillar, Inc.[1]	748	59,862
Trinity Industries, Inc.[1]	1,585	56,284
General Electric Co.[1]	1,802	44,708
Timken Co.[1]	916	38,600
Packaging Corporation of America[1]	473	36,984
Orbital ATK, Inc.[1]	463	35,480
Arrow Electronics, Inc.*,1	561	34,305
CSX Corp.[1]	680	22,522
Raytheon Co.[1]	148	16,169
Snap-on, Inc.[1]	79	11,618
Huntington Ingalls Industries, Inc.[1]	79	11,072
Norfolk Southern Corp.[1]	49	5,043
Waste Management, Inc.[1]	49	2,657
PerkinElmer, Inc.[1]	49	2,506
Dover Corp.[1]	29	2,004
General Dynamics Corp.	10	1,357
Vishay Intertechnology, Inc.[1]	98	1,354
Total Industrial		3,275,354
Communications - 5.5%
Orbitz Worldwide, Inc.*,1	70,917	826,893
Aruba Networks, Inc.*	23,220	568,657
Time Warner Cable, Inc.[1]	2,645	396,433
DIRECTV*,1	2,404	204,580
Gannett Company, Inc.[1]	2,324	86,174
Yahoo!, Inc.*,1	1,841	81,805
Time Warner, Inc.[1]	955	80,640
Liberty Interactive Corp. — Class A*,1	2,738	79,922
Frontier Communications Corp.[1]	9,837	69,351
IAC/InterActiveCorp[1]	660	44,530
Walt Disney Co.[1]	384	40,278
Liberty Media Corp. — Class A*,1	492	18,967
CenturyLink, Inc.[1]	492	16,999
Cisco Systems, Inc.[1]	601	16,543
John Wiley & Sons, Inc. — Class A1	128	7,826
T-Mobile US, Inc.*,1	20	634
Total Communications		2,540,232
Technology - 4.5%
Advent Software, Inc.[1]	9,505	419,266
Freescale Semiconductor Ltd.*	8,537	347,969
Tokyo Electron Ltd. ADR[1]	10,540	183,080
DST Systems, Inc.[1]	738	81,703
Oracle Corp.[1]	1,822	78,619
Activision Blizzard, Inc.[1]	3,436	78,084
Microsoft Corp.[1]	1,841	74,846
Xerox Corp.[1]	5,810	74,659
Intel Corp.[1]	2,196	68,669
CA, Inc.[1]	2,087	68,057
Computer Sciences Corp.[1]	1,034	67,500
Hewlett-Packard Co.[1]	2,117	65,966
Integrated Silicon Solution, Inc.	3,604	64,476

Multi-Hedge Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 60.4% (continued)
Technology - 4.5% (continued)
Brocade Communications Systems, Inc.[1]	4,973	$59,005
Western Digital Corp.[1]	591	53,787
Broadridge Financial Solutions, Inc.[1]	955	52,534
QUALCOMM, Inc.[1]	719	49,855
Fidelity National Information Services, Inc.[1]	699	47,574
Micron Technology, Inc.*,1	1,733	47,016
NVIDIA Corp.[1]	1,635	34,212
Pitney Bowes, Inc.[1]	1,162	27,098
Electronic Arts, Inc.*,1	365	21,467
Lam Research Corp.[1]	197	13,836
Skyworks Solutions, Inc.[1]	108	10,615
KLA-Tencor Corp.[1]	59	3,439
Cerner Corp.*,1	20	1,465
Total Technology		2,094,797
Energy - 4.2%
Dresser-Rand Group, Inc.*,1	6,024	484,035
Baker Hughes, Inc.[1]	7,611	483,907
Regency Energy Partners, LP	11,234	256,921
Talisman Energy, Inc.[1]	21,535	165,389
Murphy USA, Inc.*,1	886	64,120
Chevron Corp.[1]	601	63,093
Devon Energy Corp.[1]	1,005	60,612
Valero Energy Corp.[1]	945	60,121
Murphy Oil Corp.[1]	1,191	55,501
Hess Corp.[1]	798	54,160
ConocoPhillips[1]	827	51,489
Newfield Exploration Co.*,1	1,024	35,932
Chesapeake Energy Corp.[1]	1,733	24,539
Occidental Petroleum Corp.[1]	276	20,148
Nabors Industries Ltd.[1]	1,389	18,960
Unit Corp.*,1	640	17,907
National Oilwell Varco, Inc.[1]	325	16,247
Superior Energy Services, Inc.[1]	601	13,426
Denbury Resources, Inc.[1]	1,103	8,041
Marathon Oil Corp.[1]	59	1,540
Total Energy		1,956,088
Basic Materials - 3.0%
Sigma-Aldrich Corp.[1]	7,232	999,824
CF Industries Holdings, Inc.[1]	266	75,459
Dow Chemical Co.[1]	1,477	70,866
LyondellBasell Industries N.V. — Class A1	699	61,372
Mosaic Co.[1]	1,034	47,626
Cabot Corp.[1]	985	44,325
Domtar Corp.[1]	748	34,573
Ashland, Inc.[1]	207	26,353
Westlake Chemical Corp.[1]	286	20,575
United States Steel Corp.	522	12,737
Celanese Corp. — Class A1	167	9,329
Total Basic Materials		1,403,039
Total Common Stocks
(Cost $26,434,530)		27,987,029

MUTUAL FUNDS† - 1.7%
Guggenheim Strategy Fund II3	20,289	505,404
Guggenheim Strategy Fund I3	10,312	256,765
Total Mutual Funds
(Cost $764,265)		762,169

CLOSED-END FUNDS† - 13.1%
Adams Diversified Equity Fund, Inc.[1]	14,374	200,660
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund[1,3]	17,634	199,969
Cohen & Steers REIT and Preferred Income Fund, Inc.[1]	10,032	195,121
Tri-Continental Corp.[1]	8,393	182,043
AllianzGI Equity & Convertible Income Fund[1]	8,526	168,899
Nuveen Dividend Advantage Municipal Income Fund[1]	11,409	165,544
Nuveen Maryland Premium Income Municipal Fund[1]	12,434	158,409
BlackRock Enhanced Equity Dividend Trust[1]	19,055	156,442
Alpine Total Dynamic Dividend Fund[1]	17,437	155,364
Morgan Stanley Emerging Markets Debt Fund, Inc.[1]	16,204	150,211
BlackRock Core Bond Trust[1]	10,528	145,497
Western Asset/Claymore Inflation-Linked Securities & Income Fund[1,3]	11,861	136,757
Zweig Total Return Fund, Inc.[1]	9,444	129,194
Neuberger Berman Real Estate Securities Income Fund, Inc.[1]	23,489	127,310
GDL Fund[1]	11,615	120,099
Boulder Growth & Income Fund, Inc.[1]	12,588	107,879
General American Investors Company, Inc.[1]	2,980	104,240
BlackRock Credit Allocation Income Trust[1]	7,726	103,992
First Trust High Income Long/Short Fund[1]	5,857	95,938
Swiss Helvetia Fund, Inc.[1]	7,236	83,503
Zweig Fund, Inc.[1]	5,226	80,376
BlackRock Resources & Commodities Strategy Trust[1]	8,373	80,046
Clough Global Allocation Fund[1]	5,280	79,728
Western Asset Worldwide Income Fund, Inc.[1]	6,760	76,658
Advent Claymore Convertible Securities and Income Fund II1,3	11,038	74,175
Gabelli Healthcare & WellnessRx Trust[1]	6,565	73,922
BlackRock MuniYield Michigan Quality Fund II, Inc.[1]	5,057	65,792
Nuveen Credit Strategies Income Fund[1]	6,954	62,934
Western Asset Emerging Markets Income Fund, Inc.[1]	5,639	62,649
Madison Covered Call & Equity Strategy Fund[1]	7,458	61,230

Multi-Hedge Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
CLOSED-END FUNDS† - 13.1% (continued)
Nuveen Build America Bond Fund[1]	2,783	$59,111
Source Capital, Inc.[1]	677	49,624
Ellsworth Growth and Income Fund Ltd.[1]	5,612	49,105
Western Asset High Yield Defined Opportunity Fund, Inc.[1]	2,967	48,510
First Trust Enhanced Equity Income Fund[1]	3,297	47,477
Nuveen Diversified Dividend & Income Fund[1]	3,853	47,007
Central Securities Corp.[1]	2,139	46,630
Bancroft Fund Ltd.[1]	2,217	46,402
BlackRock Limited Duration Income Trust	2,873	45,365
Nuveen New Jersey Dividend Advantage Municipal Fund[1]	3,296	45,188
Morgan Stanley Income Securities, Inc.[1]	2,475	44,550
China Fund, Inc.[1]	2,229	43,131
MFS InterMarket Income Trust I1	5,025	42,612
New Ireland Fund, Inc.[1]	3,238	42,224
Western Asset Emerging Markets Debt Fund, Inc.[1]	2,626	41,360
Cohen & Steers Quality Income Realty Fund, Inc.[1]	3,069	38,117
Putnam High Income Securities Fund[1]	4,649	37,889
Eaton Vance Tax-Advantaged Dividend Income Fund[1]	1,789	36,871
Duff & Phelps Global Utility Income Fund, Inc.[1]	1,803	35,609
Korea Equity Fund, Inc.[1]	4,629	35,412
MFS Multimarket Income Trust[1]	5,549	35,236
Franklin Limited Duration Income Trust[1]	2,879	35,037
First Trust Aberdeen Global Opportunity Income Fund[1]	2,955	34,633
RMR Real Estate Income Fund[1]	1,607	34,149
Delaware Enhanced Global Dividend & Income Fund[1]	2,960	33,951
Advent/Claymore Enhanced Growth & Income Fund[1,3]	3,546	33,403
CBRE Clarion Global Real Estate Income Fund[1]	3,714	33,240
Strategic Global Income Fund, Inc.[1]	3,841	32,380
BlackRock Debt Strategies Fund, Inc.[1]	8,597	32,067
John Hancock Premium Dividend Fund[1]	2,298	31,942
Royce Value Trust, Inc.[1]	2,217	31,747
BlackRock Multi-Sector Income Trust[1]	1,797	31,394
Templeton Emerging Markets Income Fund[1]	2,899	31,222
BlackRock Corporate High Yield Fund, Inc.[1]	2,788	31,114
Eaton Vance Limited Duration Income Fund[1]	2,135	30,723
Duff & Phelps Utility and Corporate Bond Trust, Inc.	3,126	30,541
Lazard Global Total Return and Income Fund, Inc.[1]	1,843	29,746
AllianceBernstein Income Fund, Inc.[1]	3,802	29,351
Ares Dynamic Credit Allocation Fund, Inc.[1]	1,806	29,329
Liberty All Star Equity Fund[1]	4,997	29,182
Cohen & Steers Closed-End Opportunity Fund, Inc.[1]	2,248	28,977
Ivy High Income Opportunities Fund[1]	1,767	28,678
MFS Charter Income Trust[1]	3,246	28,565
Wells Fargo Advantage Multi-Sector Income Fund[1]	2,137	28,529
LMP Real Estate Income Fund, Inc.[1]	1,927	25,090
Western Asset Managed High Income Fund, Inc.	4,849	25,069
Asia Tigers Fund, Inc.[1]	2,106	24,303
Nuveen Quality Preferred Income Fund 3[1]	2,795	24,205
Deutsche Global High Income Fund, Inc.[1]	2,815	23,505
Delaware Investments National Municipal Income Fund[1]	1,735	22,815
Western Asset Global Corporate Defined Opportunity Fund, Inc.[1]	1,190	21,051
Virtus Global Multi-Sector Income Fund[1]	1,254	20,954
Cohen & Steers Infrastructure Fund, Inc.[1]	917	20,834
Macquarie Global Infrastructure Total Return Fund, Inc.[1]	820	20,336
First Trust Dividend and Income Fund[1]	2,256	19,966
Madison Strategic Sector Premium Fund[1]	1,588	19,120
New America High Income Fund, Inc.[1]	2,070	18,734
Global High Income Fund, Inc.[1]	2,090	18,288
Royce Micro-Capital Trust, Inc.[1]	1,815	17,751
Clough Global Opportunities Fund[1]	1,382	17,220
LMP Capital and Income Fund, Inc.[1]	1,022	17,108
Fort Dearborn Income Securities, Inc.[1]	1,188	17,072
Central Europe Russia and Turkey Fund, Inc.[1]	794	16,325
Nuveen Dividend Advantage Municipal Fund 3[1]	1,139	16,162
First Trust Strategic High Income Fund II	1,097	15,599
Nuveen S&P 500 Dynamic Overwrite Fund[1]	1,109	15,493

Multi-Hedge Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
CLOSED-END FUNDS† - 13.1% (continued)
Eaton Vance Risk-Managed Diversified Equity Income Fund[1]	1,417	$15,332
Western Asset Income Fund[1]	1,095	15,144
Aberdeen Singapore Fund, Inc.[1]	1,310	14,882
Sprott Focus Trust, Inc.[1]	1,807	13,119
Aberdeen Greater China Fund, Inc.[1]	1,269	13,033
John Hancock Income Securities Trust[1]	843	12,063
Deutsche High Income Trust[1]	1,275	11,322
BlackRock Global Opportunities Equity Trust[1]	771	10,701
Cohen & Steers Total Return Realty Fund, Inc.[1]	774	10,596
Blackstone / GSO Strategic Credit Fund[1]	638	10,323
First Trust Aberdeen Emerging Opportunity Fund[1]	632	10,289
Voya Emerging Markets High Income Dividend Equity Fund[1]	990	10,009
Alpine Global Dynamic Dividend Fund[1]	970	10,001
Gabelli Global Utility & Income Trust[1]	537	9,956
Nuveen Multi-Market Income Fund, Inc.[1]	1,252	9,453
Templeton Dragon Fund, Inc.[1]	356	8,843
MFS Intermediate High Income Fund[1]	3,182	8,751
European Equity Fund, Inc.[1]	974	8,513
Dividend and Income Fund[1]	561	8,443
Deutsche Strategic Income Trust[1]	685	8,049
Japan Smaller Capitalization Fund, Inc.[1]	807	8,022
Nuveen S&P 500 Buy-Write Income Fund[1]	541	6,925
Deutsche Multi-Market Income Trust[1]	813	6,878
Morgan Stanley Asia-Pacific Fund, Inc.[1]	427	6,725
Franklin Universal Trust[1]	891	6,442
Nuveen Build America Bond Opportunity Fund[1]	296	6,429
Nuveen Flexible Investment Income Fund[1]	372	6,384
Delaware Investments Dividend & Income Fund, Inc.[1]	579	5,825
PIMCO Dynamic Credit Income Fund[1]	283	5,779
ASA Gold and Precious Metals Ltd.[1]	552	5,564
Transamerica Income Shares, Inc. — Class E1	269	5,482
Managed High Yield Plus Fund, Inc.[1]	2,834	5,441
Nuveen Short Duration Credit Opportunities Fund[1]	311	5,334
Neuberger Berman High Yield Strategies Fund, Inc.[1]	428	5,282
JPMorgan China Region Fund, Inc.[1]	271	4,873
Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.[1]	384	4,808
BlackRock Income Trust, Inc.[1]	704	4,520
MFS Intermediate Income Trust[1]	873	4,252
BlackRock Utility and Infrastructure Trust[1]	189	3,704
AllianceBernstein Global High Income Fund, Inc.[1]	290	3,645
Cohen & Steers Limited Duration Preferred and Income Fund, Inc.[1]	141	3,394
Nuveen Global Equity Income Fund[1]	263	3,390
Morgan Stanley Emerging Markets Fund, Inc.[1]	219	3,254
KKR Income Opportunities Fund[1]	178	2,930
Western Asset Global Partners Income Fund, Inc.[1]	302	2,890
Advent Claymore Convertible Securities and Income Fund[1,3]	167	2,886
Asia Pacific Fund, Inc.[1]	219	2,543
New Germany Fund, Inc.[1]	150	2,325
First Trust Intermediate Duration Preferred & Income Fund[1]	99	2,224
Invesco High Income Trust II1	146	2,208
Nuveen Floating Rate Income Fund[1]	185	2,092
India Fund, Inc.[1]	73	2,064
Korea Fund, Inc.*,1	46	1,844
John Hancock Hedged Equity & Income Fund[1]	99	1,626
Invesco Bond Fund[1]	85	1,590
Taiwan Fund, Inc.[1]	85	1,429
BlackRock International Growth and Income Trust[1]	193	1,368
Eaton Vance Municipal Bond Fund[1]	103	1,330
BlackRock Enhanced Capital and Income Fund, Inc.[1]	87	1,309
Voya Asia Pacific High Dividend Equity Income Fund[1]	113	1,309
Alliance California Municipal Income Fund, Inc.[1]	94	1,306
Nuveen Tax-Advantaged Dividend Growth Fund[1]	77	1,228
Clough Global Equity Fund[1]	81	1,218
Montgomery Street Income Securities, Inc.[1]	68	1,149
Nuveen Pennsylvania Investment Quality Municipal Fund[1]	78	1,084

Multi-Hedge Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
CLOSED-END FUNDS† - 13.1% (continued)
Western Asset High Income Opportunity Fund, Inc.[1]	201	$1,069
Voya Global Equity Dividend and Premium Opportunity Fund[1]	124	1,032
Nuveen Preferred Income Opportunities Fund[1]	108	1,029
Tortoise Energy Independence Fund, Inc.[1]	48	966
Morgan Stanley India Investment Fund, Inc.*,1	32	892
Principal Real Estate Income Fund[1]	45	876
Mexico Equity & Income Fund, Inc.[1]	71	875
Nuveen Massachusetts Premium Income Municipal Fund[1]	61	817
Legg Mason BW Global Income Opportunities Fund, Inc.[1]	50	797
BlackRock MuniHoldings New Jersey Quality Fund, Inc.[1]	53	782
Cutwater Select Income Fund[1]	29	580
Stone Harbor Emerging Markets Total Income Fund[1]	32	463
Nuveen Ohio Quality Income Municipal Fund[1]	26	395
Aberdeen Latin America Equity Fund, Inc.[1]	18	364
Western Asset Global High Income Fund, Inc.[1]	31	344
Latin American Discovery Fund, Inc.[1]	30	298
Calamos Global Dynamic Income Fund[1]	29	255
Pacholder High Yield Fund, Inc.[1]	31	229
Wells Fargo Advantage Global Dividend Opportunity Fund[1]	22	166
Aberdeen Japan Equity Fund, Inc.[1]	20	162
Credit Suisse Asset Management Income Fund, Inc.[1]	45	144
Tortoise Pipeline & Energy Fund, Inc.	5	143
Liberty All Star Growth Fund, Inc.[1]	26	135
Cushing Renaissance Fund	6	129
Total Closed-End Funds
(Cost $5,956,026)		6,072,979

	Face Amount
REPURCHASE AGREEMENTS††,4 - 13.2%
RBC Capital Markets issued 03/31/15 at 0.05% due 04/01/15	$2,033,972	2,033,972
HSBC Group issued 03/31/15 at 0.03% due 04/01/15	2,033,972	2,033,972
UMB Financial Corp. issued 03/31/15 at 0.03% due 04/01/15	2,030,241	2,030,241
Total Repurchase Agreements
(Cost $6,098,185)		6,098,185

SECURITIES LENDING COLLATERAL††,5 - 0.1%
Repurchase Agreements
HSBC Securities, Inc. issued 03/31/15 at 0.10% due 04/01/15	21,765	21,765
BNP Paribas Securities Corp. issued 03/31/15 at 0.10% due 04/01/15	7,487	7,487
Barclays Capital, Inc. issued 03/31/15 at 0.10% due 04/01/15	3,864	3,864
Total Securities Lending Collateral
(Cost $33,116)		33,116
Total Investments - 88.5%
(Cost $39,286,122)		$40,953,478

	Shares
COMMON STOCKS SOLD SHORT† - (33.7)%
Diversified - (0.1)%
Leucadia National Corp.	1,737	(38,718)
Basic Materials - (1.2)%
Carpenter Technology Corp.	41	(1,594)
Airgas, Inc.	80	(8,489)
Tahoe Resources, Inc.	1,498	(16,418)
Sherwin-Williams Co.	61	(17,355)
PPG Industries, Inc.	82	(18,494)
Monsanto Co.	324	(36,463)
Allegheny Technologies, Inc.	1,236	(37,092)
FMC Corp.	656	(37,556)
Praxair, Inc.	324	(39,120)
Valspar Corp.	477	(40,082)
Ecolab, Inc.	352	(40,262)
WR Grace & Co.*	414	(40,932)
Alcoa, Inc.	18,580	(240,054)
Total Basic Materials		(573,911)
Energy - (2.6)%
Southwestern Energy Co.*	133	(3,084)
Equities Corp.	50	(4,144)
Continental Resources, Inc.*	120	(5,240)
First Solar, Inc.*	90	(5,381)
Williams Companies, Inc.	193	(9,764)
WPX Energy, Inc.*	953	(10,416)
RPC, Inc.	1,077	(13,796)
MRC Global, Inc.*	1,198	(14,196)
Gulfport Energy Corp.*	483	(22,175)
Cheniere Energy, Inc.*	343	(26,548)
FMC Technologies, Inc.*	739	(27,350)
CONSOL Energy, Inc.	1,013	(28,253)
Kosmos Energy Ltd.*	3,834	(30,327)

Multi-Hedge Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS SOLD SHORT† - (33.7)% (continued)
Energy - (2.6)% (continued)
Oceaneering International, Inc.	589	$(31,765)
Dril-Quip, Inc.*	484	(33,101)
Antero Resources Corp.*	995	(35,143)
Pioneer Natural Resources Co.	231	(37,771)
ONEOK, Inc.	804	(38,785)
Range Resources Corp.	784	(40,799)
Rice Energy, Inc.*	1,970	(42,867)
Cobalt International Energy, Inc.*	4,594	(43,230)
Cabot Oil & Gas Corp. — Class A	1,488	(43,941)
SunEdison, Inc.*	1,860	(44,640)
Energy Transfer Partners, LP	4,567	(254,610)
Halliburton Co.	8,524	(374,033)
Total Energy		(1,221,359)
Technology - (2.7)%
Cypress Semiconductor Corp.	1	(14)
Accenture plc — Class A	31	(2,904)
Red Hat, Inc.*	41	(3,106)
Jack Henry & Associates, Inc.	61	(4,263)
Teradata Corp.*	137	(6,047)
International Business Machines Corp.	40	(6,420)
VeriFone Systems, Inc.*	266	(9,281)
Veeva Systems, Inc. — Class A*	402	(10,263)
Solera Holdings, Inc.	221	(11,417)
Linear Technology Corp.	246	(11,513)
IHS, Inc. — Class A*	112	(12,741)
athenahealth, Inc.*	110	(13,133)
Stratasys Ltd.*	384	(20,268)
Allscripts Healthcare Solutions, Inc.*	1,753	(20,966)
Nuance Communications, Inc.*	1,689	(24,237)
Genpact Ltd.*	1,066	(24,785)
Informatica Corp.*	574	(25,173)
Cree, Inc.*	984	(34,922)
NetSuite, Inc.*	396	(36,733)
Diebold, Inc.	1,046	(37,091)
Workday, Inc. — Class A*	452	(38,153)
Leidos Holdings, Inc.	925	(38,813)
Zynga, Inc. — Class A*	13,715	(39,088)
Tableau Software, Inc. — Class A*	440	(40,709)
Atmel Corp.	4,967	(40,878)
NCR Corp.*	1,386	(40,901)
Paychex, Inc.	859	(42,619)
Altera Corp.	1,000	(42,910)
salesforce.com, Inc.*	643	(42,959)
ServiceNow, Inc.*	559	(44,038)
MSCI, Inc. — Class A	752	(46,105)
Applied Materials, Inc.	8,564	(193,204)
NXP Semiconductor N.V.*	3,005	(301,582)
Total Technology		(1,267,236)
Utilities - (2.9)%
NRG Energy, Inc.	151	(3,804)
Duke Energy Corp.	50	(3,839)
American Water Works Company, Inc.	90	(4,879)
Exelon Corp.	400	(13,444)
MDU Resources Group, Inc.	1,402	(29,919)
CenterPoint Energy, Inc.	1,704	(34,779)
National Fuel Gas Co.	617	(37,224)
OGE Energy Corp.	1,210	(38,248)
PPL Corp.	1,156	(38,911)
Eversource Energy	774	(39,102)
Southern Co.	894	(39,586)
ITC Holdings Corp.	1,065	(39,863)
Dominion Resources, Inc.	564	(39,971)
FirstEnergy Corp.	1,145	(40,144)
TECO Energy, Inc.	2,074	(40,236)
Sempra Energy	372	(40,555)
Questar Corp.	1,725	(41,159)
NiSource, Inc.	935	(41,289)
Aqua America, Inc.	1,591	(41,923)
Calpine Corp.*	1,882	(43,041)
Wisconsin Energy Corp.	13,828	(684,486)
Total Utilities		(1,336,402)
Communications - (3.1)%
United States Cellular Corp.*	144	(5,144)
Alliance Data Systems Corp.*	31	(9,184)
DISH Network Corp. — Class A*	133	(9,318)
TripAdvisor, Inc.*	120	(9,980)
Clear Channel Outdoor Holdings, Inc. — Class A	1,199	(12,134)
Charter Communications, Inc. — Class A*	71	(13,711)
Level 3 Communications, Inc.*	331	(17,821)
Yelp, Inc. — Class A*	483	(22,870)
HomeAway, Inc.*	771	(23,261)
Pandora Media, Inc.*	1,438	(23,310)
FireEye, Inc.*	663	(26,023)
Discovery Communications, Inc. — Class A*	1,036	(31,867)
Netflix, Inc.*	82	(34,169)
Palo Alto Networks, Inc.*	251	(36,667)
Splunk, Inc.*	625	(37,000)
Groupon, Inc. — Class A*	5,285	(38,105)
Amazon.com, Inc.*	103	(38,326)
Juniper Networks, Inc.	1,729	(39,041)
Motorola Solutions, Inc.	593	(39,535)
LinkedIn Corp. — Class A*	161	(40,228)
Verizon Communications, Inc.	834	(40,557)
JDS Uniphase Corp.*	3,137	(41,157)
CBS Corp. — Class B	683	(41,410)
Twitter, Inc.*	855	(42,818)
AMC Networks, Inc. — Class A*	619	(47,441)
AT&T, Inc.	3,350	(109,378)
Harris Corp.	2,415	(190,205)
Comcast Corp. — Class A	7,604	(429,398)
Total Communications		(1,450,058)
Industrial - (3.5)%
Hexcel Corp.	71	(3,651)
Crane Co.	60	(3,745)
Fortune Brands Home & Security, Inc.	82	(3,893)
USG Corp.*	154	(4,112)
Tyco International plc	112	(4,823)
Vulcan Materials Co.	60	(5,058)
Babcock & Wilcox Co.	205	(6,578)

Multi-Hedge Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS SOLD SHORT† - (33.7)% (continued)
Industrial - (3.5)% (continued)
Jabil Circuit, Inc.	299	$(6,991)
Teekay Corp.	162	(7,544)
Genesee & Wyoming, Inc. — Class A*	90	(8,680)
Clean Harbors, Inc.*	154	(8,744)
Roper Industries, Inc.	52	(8,944)
Wabtec Corp.	102	(9,691)
Martin Marietta Materials, Inc.	71	(9,926)
Lincoln Electric Holdings, Inc.	164	(10,724)
Colfax Corp.*	339	(16,180)
Emerson Electric Co.	322	(18,232)
Kennametal, Inc.	583	(19,641)
Waters Corp.*	171	(21,259)
Acuity Brands, Inc.	135	(22,702)
KBR, Inc.	1,614	(23,371)
Eagle Materials, Inc.	384	(32,087)
Graco, Inc.	463	(33,410)
Kansas City Southern	328	(33,482)
TransDigm Group, Inc.	157	(34,339)
Owens-Illinois, Inc.*	1,548	(36,099)
Sealed Air Corp.	800	(36,448)
United Parcel Service, Inc. — Class B	383	(37,128)
AptarGroup, Inc.	603	(38,303)
Landstar System, Inc.	590	(39,117)
Trimble Navigation Ltd.*	1,558	(39,262)
FLIR Systems, Inc.	1,267	(39,631)
SBA Communications Corp. — Class A*	342	(40,048)
Precision Castparts Corp.	191	(40,110)
Nordson Corp.	513	(40,188)
Donaldson Company, Inc.	1,076	(40,576)
Manitowoc Company, Inc.	1,890	(40,748)
Pall Corp.	407	(40,859)
Middleby Corp.*	401	(41,164)
Boeing Co.	275	(41,272)
B/E Aerospace, Inc.	653	(41,544)
CH Robinson Worldwide, Inc.	568	(41,589)
Armstrong World Industries, Inc.*	728	(41,838)
National Instruments Corp.	1,307	(41,876)
J.B. Hunt Transport Services, Inc.	507	(43,295)
Stericycle, Inc.*	312	(43,814)
Expeditors International of Washington, Inc.	920	(44,326)
Mettler-Toledo International, Inc.*	135	(44,368)
Rock-Tenn Co. — Class A	5,217	(336,496)
Total Industrial		(1,627,906)
Consumer, Cyclical - (3.6)%
Domino's Pizza, Inc.	21	(2,112)
Coach, Inc.	98	(4,060)
Taylor Morrison Home Corp. — Class A*	225	(4,691)
Hasbro, Inc.	92	(5,818)
World Fuel Services Corp.	112	(6,438)
McDonald's Corp.	71	(6,918)
PVH Corp.	66	(7,033)
Mattel, Inc.	339	(7,746)
Spirit Airlines, Inc.*	131	(10,134)
Wynn Resorts Ltd.	100	(12,588)
Regal Entertainment Group — Class A	593	(13,544)
Dollar General Corp.*	205	(15,453)
Cabela's, Inc.*	328	(18,361)
Goodyear Tire & Rubber Co.	707	(19,146)
Delta Air Lines, Inc.	441	(19,827)
DSW, Inc. — Class A	615	(22,681)
CarMax, Inc.*	358	(24,706)
SeaWorld Entertainment, Inc.	1,290	(24,871)
MSC Industrial Direct Company, Inc. — Class A	412	(29,746)
Ulta Salon Cosmetics & Fragrance, Inc.*	212	(31,980)
Kate Spade & Co.*	975	(32,555)
United Continental Holdings, Inc.*	490	(32,953)
WW Grainger, Inc.	147	(34,664)
Tesla Motors, Inc.*	191	(36,055)
LKQ Corp.*	1,435	(36,679)
Costco Wholesale Corp.	248	(37,571)
Tupperware Brands Corp.	563	(38,858)
Fastenal Co.	950	(39,363)
Panera Bread Co. — Class A*	247	(39,519)
Tempur Sealy International, Inc.*	686	(39,610)
Tiffany & Co.	453	(39,869)
BorgWarner, Inc.	673	(40,703)
Target Corp.	501	(41,117)
Scotts Miracle-Gro Co. — Class A	613	(41,175)
Sally Beauty Holdings, Inc.*	1,216	(41,794)
Yum! Brands, Inc.	534	(42,036)
Copart, Inc.*	1,126	(42,303)
Navistar International Corp.*	1,438	(42,421)
Dunkin' Brands Group, Inc.	892	(42,424)
Starbucks Corp.	452	(42,805)
GNC Holdings, Inc. — Class A	874	(42,887)
Toro Co.	613	(42,984)
Tractor Supply Co.	507	(43,125)
Toll Brothers, Inc.*	1,099	(43,235)
HD Supply Holdings, Inc.*	1,398	(43,555)
Choice Hotels International, Inc.	682	(43,696)
Gaming and Leisure Properties, Inc.	1,206	(44,465)
Lions Gate Entertainment Corp.	1,375	(46,640)
Dollar Tree, Inc.*	1,151	(93,398)
Staples, Inc.	9,745	(158,697)
Total Consumer, Cyclical		(1,675,009)
Consumer, Non-cyclical - (4.7)%
Coty, Inc. — Class A*	34	(825)
Medivation, Inc.*	17	(2,194)
ConAgra Foods, Inc.	92	(3,361)
Clorox Co.	41	(4,526)
H&R Block, Inc.	151	(4,843)
Moody's Corp.	69	(7,162)
Western Union Co.	461	(9,593)
FleetCor Technologies, Inc.*	90	(13,583)
Kimberly-Clark Corp.	131	(14,031)
Bruker Corp.*	814	(15,035)

Multi-Hedge Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS SOLD SHORT† - (33.7)% (continued)
Consumer, Non-cyclical - (4.7)% (continued)
Zoetis, Inc.	328	$(15,183)
Endo International plc*	171	(15,339)
WhiteWave Foods Co. — Class A*	472	(20,928)
Gartner, Inc.*	271	(22,723)
Avon Products, Inc.	3,075	(24,569)
CoStar Group, Inc.*	133	(26,311)
Intuitive Surgical, Inc.*	54	(27,271)
Jazz Pharmaceuticals plc*	161	(27,819)
Kellogg Co.	442	(29,150)
Hologic, Inc.*	909	(30,020)
Alnylam Pharmaceuticals, Inc.*	292	(30,491)
Vertex Pharmaceuticals, Inc.*	265	(31,262)
Incyte Corp.*	342	(31,348)
Hertz Global Holdings, Inc.*	1,507	(32,671)
Monster Beverage Corp.*	239	(33,076)
Estee Lauder Companies, Inc. — Class A	410	(34,096)
Patterson Companies, Inc.	706	(34,446)
Campbell Soup Co.	780	(36,309)
Sysco Corp.	965	(36,409)
Philip Morris International, Inc.	497	(37,439)
Tenet Healthcare Corp.*	781	(38,667)
Align Technology, Inc.*	724	(38,940)
Brown-Forman Corp. — Class B	434	(39,212)
Hershey Co.	396	(39,960)
Coca-Cola Co.	986	(39,982)
Automatic Data Processing, Inc.	467	(39,994)
Sprouts Farmers Market, Inc.*	1,141	(40,197)
Whole Foods Market, Inc.	772	(40,206)
Mead Johnson Nutrition Co. — Class A	403	(40,513)
McCormick & Company, Inc.	527	(40,637)
AmerisourceBergen Corp. — Class A	361	(41,035)
Colgate-Palmolive Co.	592	(41,049)
MasterCard, Inc. — Class A	479	(41,380)
Morningstar, Inc.	555	(41,575)
McGraw Hill Financial, Inc.	403	(41,670)
Seattle Genetics, Inc.*	1,196	(42,279)
Envision Healthcare Holdings, Inc.*	1,106	(42,415)
Premier, Inc. — Class A*	1,141	(42,879)
Hain Celestial Group, Inc.*	673	(43,106)
Bristol-Myers Squibb Co.	683	(44,054)
BioMarin Pharmaceutical, Inc.*	356	(44,365)
Verisk Analytics, Inc. — Class A*	623	(44,483)
Flowers Foods, Inc.	1,957	(44,502)
Rollins, Inc.	1,870	(46,245)
Kraft Foods Group, Inc.	633	(55,144)
Reynolds American, Inc.	2,707	(186,539)
Tornier N.V.*	9,855	(258,398)
Total Consumer, Non-cyclical		(2,151,439)
Financial - (9.3)%
DDR Corp.	82	(1,527)
First Niagara Financial Group, Inc.	195	(1,724)
Prologis, Inc.	41	(1,786)
Tanger Factory Outlet Centers, Inc.	51	(1,794)
Charles Schwab Corp.	61	(1,857)
Liberty Property Trust	61	(2,178)
Douglas Emmett, Inc.	100	(2,981)
Prudential Financial, Inc.	55	(4,417)
Apartment Investment & Management Co. — Class A	144	(5,668)
WP Carey, Inc.	112	(7,616)
Realogy Holdings Corp.*	252	(11,461)
Forest City Enterprises, Inc. — Class A*	465	(11,867)
Columbia Property Trust, Inc.	643	(17,374)
Kilroy Realty Corp.	236	(17,976)
Zions Bancorporation	751	(20,277)
Progressive Corp.	757	(20,590)
Signature Bank*	181	(23,454)
Visa, Inc. — Class A	360	(23,548)
T. Rowe Price Group, Inc.	302	(24,456)
Markel Corp.*	32	(24,607)
Realty Income Corp.	505	(26,058)
TFS Financial Corp.	1,905	(27,965)
MBIA, Inc.*	3,178	(29,555)
Healthcare Trust of America, Inc. — Class A	1,112	(30,980)
Genworth Financial, Inc. — Class A*	4,333	(31,674)
Simon Property Group, Inc.	170	(33,259)
American Tower Corp. — Class A	362	(34,082)
American Express Co.	452	(35,310)
Cullen/Frost Bankers, Inc.	513	(35,438)
CBOE Holdings, Inc.	620	(35,591)
White Mountains Insurance Group Ltd.	53	(36,280)
Aflac, Inc.	573	(36,678)
BOK Financial Corp.	605	(37,038)
Crown Castle International Corp.	463	(38,216)
Commerce Bancshares, Inc.	908	(38,427)
Bank of Hawaii Corp.	635	(38,868)
Aon plc	405	(38,929)
Loews Corp.	955	(38,993)
State Street Corp.	534	(39,265)
LPL Financial Holdings, Inc.	905	(39,693)
Waddell & Reed Financial, Inc. — Class A	804	(39,830)
Affiliated Managers Group, Inc.*	186	(39,949)
TD Ameritrade Holding Corp.	1,077	(40,129)
Eaton Vance Corp.	965	(40,183)
Rayonier, Inc.	1,498	(40,386)
Arthur J Gallagher & Co.	864	(40,392)
American Homes 4 Rent — Class A	2,453	(40,597)
Marsh & McLennan Companies, Inc.	733	(41,114)
Old Republic International Corp.	2,755	(41,160)
Senior Housing Properties Trust	1,858	(41,229)
ProAssurance Corp.	904	(41,503)
Intercontinental Exchange, Inc.	178	(41,522)
Lamar Advertising Co. — Class A	704	(41,726)

Multi-Hedge Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS SOLD SHORT† - (33.7)% (continued)
Financial - (9.3)% (continued)
Cincinnati Financial Corp.	784	$(41,772)
Brown & Brown, Inc.	1,266	(41,917)
SVB Financial Group*	332	(42,177)
Plum Creek Timber Company, Inc.	974	(42,320)
BankUnited, Inc.	1,304	(42,693)
First Republic Bank	763	(43,560)
Howard Hughes Corp.*	281	(43,560)
Sterling Bancorp	5,111	(68,539)
PacWest Bancorp	2,970	(139,263)
M&T Bank Corp.	2,695	(342,265)
Royal Bank of Canada	7,033	(424,512)
PartnerRe Ltd.	3,784	(432,624)
Omega Healthcare Investors, Inc.	12,706	(515,481)
BB&T Corp.	14,615	(569,839)
Total Financial		(4,249,699)
Total Common Stocks Sold Short
(Proceeds $15,277,351)		(15,591,737)

EXCHANGE-TRADED FUNDS SOLD SHORT† - (11.2)%
iShares MSCI Mexico Capped ETF	440	(25,502)
iShares MSCI Taiwan ETF	1,939	(30,520)
iShares MSCI Emerging Markets ETF	796	(31,943)
Market Vectors Gold Miners ETF	2,040	(37,210)
iShares MSCI Australia ETF	1,754	(40,096)
iShares MSCI Japan ETF	3,351	(41,988)
iShares MSCI Malaysia ETF	3,725	(49,505)
iShares 7-10 Year Treasury Bond ETF	525	(56,905)
iShares MSCI South Korea Capped ETF	1,102	(63,078)
iShares China Large-Capital ETF	1,423	(63,252)
iShares MSCI United Kingdom ETF	4,497	(80,991)
Powershares QQQ Trust Series 1	835	(88,176)
iShares iBoxx $ High Yield Corporate Bond ETF	1,114	(100,940)
iShares MSCI Canada ETF	4,087	(111,085)
iShares 20+ Year Treasury Bond ETF	1,338	(174,863)
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,537	(187,068)
iShares MSCI EAFE ETF	3,285	(210,798)
iShares Russell 2000 ETF	1,916	(238,255)
iShares TIPS Bond ETF	2,963	(336,567)
iShares US Real Estate ETF	5,772	(457,835)
iShares Core U.S. Aggregate Bond ETF	4,137	(460,986)
iShares Russell 1000 Value ETF	4,732	(487,775)
SPDR Barclays High Yield Bond ETF	19,706	(772,870)
SPDR S&P 500 ETF Trust	5,054	(1,043,298)
Total Exchange-Traded Funds Sold Short
(Proceeds $4,874,910)		(5,191,506)
Total Securities Sold Short- (44.9)%
(Proceeds $20,152,261)		$(20,783,243)
Other Assets & Liabilities, net - 56.4%		26,130,761
Total Net Assets - 100.0%		$46,300,996

	Contracts	Unrealized Gain
INTEREST RATE FUTURES CONTRACTS PURCHASED†
June 2015 Euro - Bund Futures Contracts†† (Aggregate Value of Contracts $2,560,602)	15	$37,193
June 2015 Australian Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $1,719,228)	17	22,417
June 2015 U.S. Treasury Long Bond Futures Contracts (Aggregate Value of Contracts $983,625)	6	19,108
June 2015 U.S. Treasury Ultra Long Bond Futures Contracts (Aggregate Value of Contracts $510,000)	3	11,687
June 2015 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $1,081,828)	9	10,360
June 2015 Australian Government 3 Year Bond Futures Contracts†† (Aggregate Value of Contracts $3,087,947)	36	9,823
June 2015 Euro - Bobl Futures Contracts†† (Aggregate Value of Contracts $3,895,770)	28	9,782
June 2015 U.S. Treasury 10 Year Note Futures Contracts (Aggregate Value of Contracts $1,160,156)	9	9,138
June 2015 Japanese Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $6,135,569)	5	6,342
June 2015 Canadian Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $1,803,310)	16	3,076

Multi-Hedge Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Contracts	Unrealized Gain (Loss)
INTEREST RATE FUTURES CONTRACTS PURCHASED† (continued)
June 2015 Euro - Schatz Futures Contracts†† (Aggregate Value of Contracts $2,032,507)	17	$1,269
June 2015 Long Gilt Futures Contracts†† (Aggregate Value of Contracts $715,894)	4	(2,398)
(Total Aggregate Value of Contracts $25,686,436)		$137,797

COMMODITY FUTURES CONTRACTS PURCHASED†
June 2015 Live Cattle Futures Contracts (Aggregate Value of Contracts $792,741)	13	$25,126
May 2015 LME Lead Futures Contracts (Aggregate Value of Contracts $364,020)	8	13,656
June 2015 Gold 100 oz. Futures Contracts (Aggregate Value of Contracts $118,400)	1	(107)
May 2015 LME Zinc Futures Contracts (Aggregate Value of Contracts $207,810)	4	(925)
May 2015 Silver Futures Contracts (Aggregate Value of Contracts $166,300)	2	(2,303)
May 2015 WTI Crude Futures Contracts (Aggregate Value of Contracts $94,980)	2	(2,403)
(Total Aggregate Value of Contracts $1,744,251)		$33,044

EQUITY FUTURES CONTRACTS PURCHASED†
June 2015 Topix Index Futures Contracts†† (Aggregate Value of Contracts $1,158,520)	9	$12,230
June 2015 Nikkei 225 (OSE) Index Futures Contracts†† (Aggregate Value of Contracts $641,043)	4	10,860
April 2015 IBEX 35 Index Futures Contracts†† (Aggregate Value of Contracts $246,238)	2	10,256
April 2015 H-Shares Index Futures Contracts†† (Aggregate Value of Contracts $241,277)	3	8,513
June 2015 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $456,060)	3	6,809
June 2015 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $205,950)	2	2,502
June 2015 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Value of Contracts $353,900)	4	2,074
May 2015 CBOE Volatility Index Futures Contracts (Aggregate Value of Contracts $124,180)	7	1,102
June 2015 DAX Index Futures Contracts†† (Aggregate Value of Contracts $321,580)	1	791
June 2015 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $865,650)	10	637
June 2015 SPI 200 Index Futures Contracts†† (Aggregate Value of Contracts $222,933)	2	558
June 2015 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $124,920)	1	67
June 2015 CBOE Volatility Index Futures Contracts (Aggregate Value of Contracts $109,620)	6	(690)
August 2015 CBOE Volatility Index Futures Contracts (Aggregate Value of Contracts $169,920)	9	(733)
April 2015 Amsterdam Index Futures Contracts†† (Aggregate Value of Contracts $840,118)	8	(8,944)
June 2015 FTSE 100 Index Futures Contracts†† (Aggregate Value of Contracts $796,487)	8	(21,922)
(Total Aggregate Value of Contracts $6,878,396)		$24,110

COMMODITY FUTURES CONTRACTS SOLD SHORT†
May 2015 Sugar #11 Futures Contracts (Aggregate Value of Contracts $712,914)	53	$104,605
May 2015 LME Nickel Futures Contracts (Aggregate Value of Contracts $296,832)	4	26,176
May 2015 Gas Oil Futures Contracts (Aggregate Value of Contracts $365,050)	7	12,037

Multi-Hedge Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Contracts	Unrealized Gain (Loss)
COMMODITY FUTURES CONTRACTS SOLD SHORT† (continued)
May 2015 Corn Futures Contracts (Aggregate Value of Contracts $225,750)	12	$11,293
June 2015 Brent Crude Futures Contracts (Aggregate Value of Contracts $168,570)	3	5,884
May 2015 Coffee 'C' Futures Contracts (Aggregate Value of Contracts $49,744)	1	3,015
May 2015 Wheat Futures Contracts (Aggregate Value of Contracts $102,550)	4	1,800
May 2015 Gasoline RBOB Futures Contracts (Aggregate Value of Contracts $74,386)	1	1,096
May 2015 Natural Gas Futures Contracts (Aggregate Value of Contracts $26,370)	1	7
May 2015 Soybean Futures Contracts (Aggregate Value of Contracts $243,188)	5	(1,153)
May 2015 Hard Red Winter Wheat Futures Contracts (Aggregate Value of Contracts $224,300)	8	(1,357)
June 2015 Lean Hogs Futures Contracts (Aggregate Value of Contracts $608,600)	20	(2,943)
May 2015 LME Primary Aluminum Futures Contracts (Aggregate Value of Contracts $622,738)	14	(4,039)
May 2015 Cotton #2 Futures Contracts (Aggregate Value of Contracts $220,850)	7	(5,989)
(Total Aggregate Value of Contracts $3,941,842)		$150,432

EQUITY FUTURES CONTRACTS SOLD SHORT†
April 2015 CBOE Volatility Index Futures Contracts (Aggregate Value of Contracts $243,750)	15	$49,307
July 2015 CBOE Volatility Index Futures Contracts (Aggregate Value of Contracts $37,380)	2	3,815
April 2015 CAC40 10 Euro Index Futures Contracts†† (Aggregate Value of Contracts $324,493)	6	84
April 2015 MSCI Taiwan Stock Index Futures Contracts (Aggregate Value of Contracts $70,428)	2	(245)
April 2015 Hang Seng Index Futures Contracts†† (Aggregate Value of Contracts $161,071)	1	(3,256)
(Total Aggregate Value of Contracts $837,122)		$49,705

CURRENCY FUTURES CONTRACTS SOLD SHORT†
June 2015 British Pound Futures Contracts (Aggregate Value of Contracts $556,050)	6	$6,054
June 2015 Canadian Dollar Futures Contracts (Aggregate Value of Contracts $157,740)	2	838
June 2015 Euro FX Futures Contracts (Aggregate Value of Contracts $672,563)	5	(3,206)
June 2015 Japanese Yen Futures Contracts (Aggregate Value of Contracts $1,460,550)	14	(13,436)
June 2015 Swiss Franc Futures Contracts (Aggregate Value of Contracts $516,050)	4	(14,473)
(Total Aggregate Value of Contracts $3,362,953)		$(24,223)

	Units	Unrealized Gain
OTC EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International April 2015 Goldman Sachs Multi- Hedge Strategies Long Index Swap, Terminating 04/14/15[6] (Notional Value $6,961,861)	51,061	$131,415
Goldman Sachs International April 2015 Goldman Sachs Multi- Hedge Strategies Short Index Swap, Terminating 04/14/15[7] (Notional Value $2,022,011)	17,154	6,016
(Total National Value $8,983,872)		$137,431

SECTOR DIVERSIFICATION
Goldman Sachs Multi-Hedge Strategies Long Index Swap6
Sector	% of Index
Consumer Discretionary	21.9%
Health Care	21.5%
Technology	15.3%
Financials	13.8%
Consumer Staples	13.8%
Industrials	5.9%
Materials	3.3%
Communications	2.8%
Energy	1.2%
Utilities	0.5%
Total	100.0%

Goldman Sachs Multi-Hedge Strategies Short Index Swap7
Sector	% of Index
Energy	32.2%
Industrials	21.1%
Financials	15.2%
Materials	8.6%
Communications	7.4%
Consumer Discretionary	6.4%
Technology	4.2%
Consumer Staples	3.0%
Utilities	1.9%
Total	100.0%

Multi-Hedge Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENT PROTECTION PURCHASED††
Index	Counterparty	Protection Premium Rate	Maturity Date	Notional Principal	Notional Value	Upfront Premiums Paid	Unrealized Appreciation
CDX.EM-23 Index	Barclays Bank plc	1.00%	06/20/20	$1,150,000	$1,032,929	$113,316	$3,121

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as short security collateral at March 31, 2015.
[2]	All or portion of this security is on loan at March 31, 2015 — See Note 5.
[3]	Investment in a product that is managed by and/or pays a management fee to a party related to the Adviser — See Note 7.
[4]	Repurchase Agreements — See Note 4.
[5]	Securities lending collateral — See Note 5.
[6]	Customized basket of 193 exchange-traded equity securities. Total Return based on Goldman Sachs Multi-Hedge Strategies Long Index +/- financing at a variable rate.
[7]	Customized basket of 117 exchange-traded equity securities. Total Return based on Goldman Sachs Multi-Hedge Strategies Short Index +/- financing at a variable rate.

ADR — American Depositary Receipt
plc — Public Limited Company
REIT — Real Estate Investment Trust

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 81.3%
Technology - 31.4%
Apple, Inc.	52,370	$6,516,400
Microsoft Corp.	73,676	2,995,299
Intel Corp.	42,532	1,329,975
QUALCOMM, Inc.	14,814	1,027,203
Texas Instruments, Inc.	9,404	537,768
Cognizant Technology Solutions Corp. — Class A*	5,475	341,585
Adobe Systems, Inc.*	4,499	332,656
Avago Technologies Ltd.	2,302	292,308
Micron Technology, Inc.*	9,675	262,483
Applied Materials, Inc.	11,034	248,927
Intuit, Inc.	2,485	240,946
Cerner Corp.*	3,077	225,421
Broadcom Corp. — Class A	4,939	213,834
NXP Semiconductor N.V.*	2,072	207,946
Western Digital Corp.	2,075	188,846
Analog Devices, Inc.	2,799	176,337
Fiserv, Inc.*	2,144	170,233
Electronic Arts, Inc.*	2,784	163,741
Paychex, Inc.	3,261	161,795
Seagate Technology plc	2,949	153,436
Activision Blizzard, Inc.	6,492	147,531
Check Point Software Technologies Ltd.*	1,651	135,332
CA, Inc.	3,977	129,690
SanDisk Corp.	1,913	121,705
Autodesk, Inc.*	2,043	119,802
Altera Corp.	2,702	115,943
Akamai Technologies, Inc.*	1,599	113,601
NVIDIA Corp.	4,881	102,135
Linear Technology Corp.	2,148	100,526
Lam Research Corp.	1,431	100,506
Xilinx, Inc.	2,348	99,320
NetApp, Inc.	2,800	99,288
Citrix Systems, Inc.*	1,435	91,653
KLA-Tencor Corp.	1,461	85,162
Total Technology		17,349,333
Communications - 25.7%
Google, Inc. — Class C*	3,059	1,676,331
Facebook, Inc. — Class A*	20,084	1,651,206
Amazon.com, Inc.*	4,170	1,551,657
Google, Inc. — Class A*	2,577	1,429,462
Cisco Systems, Inc.	45,844	1,261,856
Comcast Corp. — Class A	19,139	1,080,779
eBay, Inc.*	10,867	626,809
Priceline Group, Inc.*	466	542,494
Baidu, Inc. ADR*	2,488	518,499
Twenty-First Century Fox, Inc. — Class A	11,923	403,475
DIRECTV*	4,515	384,227
Yahoo!, Inc.*	8,407	373,565
Liberty Global plc*	5,619	279,882
Twenty-First Century Fox, Inc. — Class B	7,171	235,782
Netflix, Inc.*	543	226,263
Viacom, Inc. — Class B	3,189	217,809
Comcast Corp. — Class A	3,597	201,666
Charter Communications, Inc. — Class A*	1,006	194,269
Sirius XM Holdings, Inc.*	50,125	191,478
Symantec Corp.	6,128	143,181
DISH Network Corp. — Class A*	2,006	140,540
Vodafone Group plc ADR	3,871	126,504
Liberty Interactive Corp. — Class A*	4,001	116,789
Liberty Global plc — Class A*	2,257	116,168
TripAdvisor, Inc.*	1,169	97,226
VimpelCom Ltd. ADR	15,776	82,666
Liberty Media Corp. — Class C*	2,050	78,310
Discovery Communications, Inc. — Class C*	2,551	75,190
Liberty Ventures*	1,208	50,748
Discovery Communications, Inc. — Class A*	1,335	41,065
Liberty Media Corp. — Class A*	939	36,198
Total Communications		14,152,094
Consumer, Non-cyclical - 15.4%
Gilead Sciences, Inc.*	13,376	1,312,586
Amgen, Inc.	6,815	1,089,377
Biogen, Inc.*	2,107	889,660
Celgene Corp.*	7,190	828,863
Express Scripts Holding Co.*	6,528	566,435
Mondelez International, Inc. — Class A	14,813	534,601
Kraft Foods Group, Inc.	5,280	459,967
Regeneron Pharmaceuticals, Inc.*	904	408,138
Automatic Data Processing, Inc.	4,267	365,426
Alexion Pharmaceuticals, Inc.*	1,815	314,540
Vertex Pharmaceuticals, Inc.*	2,174	256,467
Illumina, Inc.*	1,291	239,661
Monster Beverage Corp.*	1,506	208,423
Mylan N.V.*	3,368	199,891
Whole Foods Market, Inc.	3,240	168,739
Intuitive Surgical, Inc.*	329	166,155
Keurig Green Mountain, Inc.	1,452	162,232
Catamaran Corp.*	1,863	110,923
Henry Schein, Inc.*	753	105,134
Verisk Analytics, Inc. — Class A*	1,420	101,388
Total Consumer, Non-cyclical		8,488,606
Consumer, Cyclical - 7.6%
Walgreens Boots Alliance, Inc.	9,789	828,932
Starbucks Corp.	6,734	637,710
Costco Wholesale Corp.	3,956	599,314
American Airlines Group, Inc.	6,256	330,192
Tesla Motors, Inc.*	1,129	213,121
PACCAR, Inc.	3,184	201,038
Marriott International, Inc. — Class A	2,483	199,435
O'Reilly Automotive, Inc.*	913	197,427
Ross Stores, Inc.	1,872	197,234
Dollar Tree, Inc.*	1,847	149,875
Bed Bath & Beyond, Inc.*	1,667	127,984
Wynn Resorts Ltd.	912	114,803
Fastenal Co.	2,654	109,968
Tractor Supply Co.	1,223	104,028
Staples, Inc.	5,750	93,639

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 81.3% (continued)
Consumer, Cyclical - 7.6% (continued)
Mattel, Inc.	3,038	$69,418
Total Consumer, Cyclical		4,174,118
Industrial - 0.9%
SBA Communications Corp. — Class A*	1,160	135,836
Stericycle, Inc.*	763	107,148
CH Robinson Worldwide, Inc.	1,315	96,284
Expeditors International of Washington, Inc.	1,722	82,966
Garmin Ltd.	1,723	81,877
Total Industrial		504,111
Basic Materials - 0.3%
Sigma-Aldrich Corp.	1,073	148,342
Total Common Stocks
(Cost $41,515,957)		44,816,604

MUTUAL FUNDS† - 1.9%
Guggenheim Strategy Fund I1	41,843	1,041,887
Total Mutual Funds
(Cost $1,039,634)		1,041,887

	Face Amount
REPURCHASE AGREEMENTS††,2 - 5.4%
RBC Capital Markets issued 03/31/15 at 0.05% due 04/01/15	$1,000,725	1,000,725
HSBC Group issued 03/31/15 at 0.03% due 04/01/15	1,000,725	1,000,725
UMB Financial Corp. issued 03/31/15 at 0.03% due 04/01/15	998,889	998,889
Total Repurchase Agreements
(Cost $3,000,339)		3,000,339
Total Investments - 88.6%
(Cost $45,555,930)		$48,858,830
Other Assets & Liabilities, net - 11.4%		6,276,279
Total Net Assets - 100.0%		$55,135,109

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
June 2015 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $4,587,945)	53	$28,314

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International April 2015 NASDAQ-100 Index Swap, Terminating 04/28/15[3] (Notional Value $6,376,819)	1,472	$29,825
Credit Suisse Capital, LLC April 2015 NASDAQ-100 Index Swap, Terminating 04/28/15[3] (Notional Value $4,540,235)	1,048	20,932
Barclays Bank plc April 2015 NASDAQ-100 Index Swap, Terminating 04/30/15[3] (Notional Value $49,861,546)	11,506	(12,740)
(Total Notional Value $60,778,600)		$38,017

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Investment in a product that is managed by and/or pays a management fee to a party related to the Adviser — See Note 7.
[2]	Repurchase Agreements — See Note 4.
[3]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.

ADR — American Depositary Receipt
plc — Public Limited Company

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 88.2%
Technology - 34.1%
Apple, Inc.	82,740	$10,295,337
Microsoft Corp.	116,505	4,736,510
Intel Corp.	67,257	2,103,127
QUALCOMM, Inc.	23,426	1,624,359
Texas Instruments, Inc.	14,871	850,398
Cognizant Technology Solutions Corp. — Class A*	8,657	540,110
Adobe Systems, Inc.*	7,113	525,935
Avago Technologies Ltd.	3,640	462,207
Micron Technology, Inc.*	15,299	415,062
Applied Materials, Inc.	17,449	393,649
Intuit, Inc.	3,930	381,053
Cerner Corp.*	4,864	356,337
Broadcom Corp. — Class A	7,810	338,134
NXP Semiconductor N.V.*	3,277	328,880
Western Digital Corp.	3,281	298,604
Analog Devices, Inc.	4,425	278,775
Fiserv, Inc.*	3,390	269,166
Electronic Arts, Inc.*	4,402	258,903
Paychex, Inc.	5,157	255,865
Seagate Technology plc	4,662	242,564
Activision Blizzard, Inc.	10,266	233,295
Check Point Software Technologies Ltd.*	2,610	213,942
CA, Inc.	6,288	205,052
SanDisk Corp.	3,025	192,451
Autodesk, Inc.*	3,231	189,466
Altera Corp.	4,273	183,354
Akamai Technologies, Inc.*	2,528	179,602
NVIDIA Corp.	7,718	161,499
Linear Technology Corp.	3,396	158,933
Lam Research Corp.	2,262	158,872
Xilinx, Inc.	3,712	157,018
NetApp, Inc.	4,427	156,981
Citrix Systems, Inc.*	2,269	144,921
KLA-Tencor Corp.	2,310	134,650
Total Technology		27,425,011
Communications - 27.9%
Google, Inc. — Class C*	4,837	2,650,676
Facebook, Inc. — Class A*	31,759	2,611,066
Amazon.com, Inc.*	6,595	2,454,000
Google, Inc. — Class A*	4,074	2,259,848
Cisco Systems, Inc.	72,494	1,995,397
Comcast Corp. — Class A	30,265	1,709,065
eBay, Inc.*	17,184	991,173
Priceline Group, Inc.*	738	859,143
Baidu, Inc. ADR*	3,934	819,846
Twenty-First Century Fox, Inc. — Class A	18,854	638,019
DIRECTV*	7,140	607,614
Yahoo!, Inc.*	13,294	590,719
Liberty Global plc*	8,887	442,661
Twenty-First Century Fox, Inc. — Class B	11,340	372,859
Netflix, Inc.*	859	357,937
Viacom, Inc. — Class B	5,043	344,437
Comcast Corp. — Class A	5,687	318,842
Charter Communications, Inc. — Class A*	1,590	307,045
Sirius XM Holdings, Inc.*	79,264	302,788
Symantec Corp.	9,690	226,407
DISH Network Corp. — Class A*	3,172	222,230
Vodafone Group plc ADR	6,122	200,067
Liberty Interactive Corp. — Class A*	6,327	184,685
Liberty Global plc — Class A*	3,569	183,696
TripAdvisor, Inc.*	1,847	153,615
VimpelCom Ltd. ADR	24,933	130,649
Liberty Media Corp. — Class C*	3,242	123,845
Discovery Communications, Inc. — Class C*	4,033	118,872
Liberty Ventures*	1,910	80,239
Discovery Communications, Inc. — Class A*	2,110	64,904
Liberty Media Corp. — Class A*	1,484	57,208
Total Communications		22,379,552
Consumer, Non-cyclical - 16.7%
Gilead Sciences, Inc.*	21,151	2,075,547
Amgen, Inc.	10,776	1,722,543
Biogen, Inc.*	3,332	1,406,904
Celgene Corp.*	11,369	1,310,618
Express Scripts Holding Co.*	10,323	895,727
Mondelez International, Inc. — Class A	23,425	845,408
Kraft Foods Group, Inc.	8,350	727,410
Regeneron Pharmaceuticals, Inc.*	1,429	645,165
Automatic Data Processing, Inc.	6,748	577,899
Alexion Pharmaceuticals, Inc.*	2,871	497,544
Vertex Pharmaceuticals, Inc.*	3,437	405,463
Illumina, Inc.*	2,042	379,077
Monster Beverage Corp.*	2,382	329,657
Mylan N.V.*	5,325	316,039
Whole Foods Market, Inc.	5,123	266,806
Intuitive Surgical, Inc.*	519	262,111
Keurig Green Mountain, Inc.	2,296	256,532
Catamaran Corp.*	2,946	175,405
Henry Schein, Inc.*	1,189	166,008
Verisk Analytics, Inc. — Class A*	2,245	160,293
Total Consumer, Non-cyclical		13,422,156
Consumer, Cyclical - 8.2%
Walgreens Boots Alliance, Inc.	15,478	1,310,676
Starbucks Corp.	10,648	1,008,366
Costco Wholesale Corp.	6,255	947,602
American Airlines Group, Inc.	9,893	522,153
Tesla Motors, Inc.*,1	1,785	336,954
PACCAR, Inc.	5,034	317,847
Marriott International, Inc. — Class A	3,926	315,336
O'Reilly Automotive, Inc.*	1,443	312,034
Ross Stores, Inc.	2,961	311,971
Dollar Tree, Inc.*	2,920	236,943
Bed Bath & Beyond, Inc.*	2,635	202,302
Wynn Resorts Ltd.	1,441	181,393
Fastenal Co.	4,196	173,861
Tractor Supply Co.	1,934	164,506
Staples, Inc.	9,093	148,080

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 88.2% (continued)
Consumer, Cyclical - 8.2% (continued)
Mattel, Inc.	4,803	$109,749
Total Consumer, Cyclical		6,599,773
Industrial - 1.0%
SBA Communications Corp. — Class A*	1,833	214,644
Stericycle, Inc.*	1,205	169,218
CH Robinson Worldwide, Inc.	2,079	152,225
Expeditors International of Washington, Inc.	2,723	131,194
Garmin Ltd.	2,724	129,444
Total Industrial		796,725
Basic Materials - 0.3%
Sigma-Aldrich Corp.	1,696	234,472
Total Common Stocks
(Cost $39,324,115)		70,857,689

MUTUAL FUNDS†,[2] - 2.7%
Guggenheim Strategy Fund I	87,083	2,168,378
Total Mutual Funds
(Cost $2,163,821)		2,168,378

	Face Amount
REPURCHASE AGREEMENTS††,3 - 5.1%
RBC Capital Markets issued 03/31/15 at 0.05% due 04/01/15	$1,353,742	1,353,742
HSBC Group issued 03/31/15 at 0.03% due 04/01/15	1,353,741	1,353,741
UMB Financial Corp. issued 03/31/15 at 0.03% due 04/01/15	1,351,257	1,351,257
Total Repurchase Agreements
(Cost $4,058,740)		4,058,740

SECURITIES LENDING COLLATERAL††,4 - 0.2%
Repurchase Agreements
HSBC Securities, Inc. issued 03/31/15 at 0.10% due 04/01/15	126,312	126,312
BNP Paribas Securities Corp. issued 03/31/15 at 0.10% due 04/01/15	43,451	43,451
Barclays Capital, Inc. issued 03/31/15 at 0.10% due 04/01/15	22,428	22,428
Total Securities Lending Collateral
(Cost $192,191)		192,191
Total Investments - 96.2%
(Cost $45,738,867)		$77,276,998
Other Assets & Liabilities, net - 3.8%		3,023,266
Total Net Assets - 100.0%		$80,300,264

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS PURCHASED†
June 2015 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $3,635,730)	42	$18,387

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Credit Suisse Capital, LLC April 2015 NASDAQ-100 Index Swap, Terminating 04/28/15[5] (Notional Value $2,773,831)	640	$12,788
Goldman Sachs International April 2015 NASDAQ-100 Index Swap, Terminating 04/28/15[5] (Notional Value $158,252)	37	724
Barclays Bank plc April 2015 NASDAQ-100 Index Swap, Terminating 04/30/15[5] (Notional Value $2,885,685)	666	474
(Total Notional Value $5,817,768)		$13,986

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at March 31, 2015 — See Note 5.
[2]	Investment in a product that is managed by and/or pays a management fee to a party related to the Adviser — See Note 7.
[3]	Repurchase Agreements — See Note 4.
[4]	Securities lending collateral — See Note 5.
[5]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.

ADR — American Depositary Receipt
plc — Public Limited Company

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 76.3%
Consumer, Non-cyclical - 18.0%
Johnson & Johnson	3,923	$394,654
Procter & Gamble Co.	3,810	312,191
Pfizer, Inc.	8,647	300,829
Merck & Company, Inc.	4,004	230,150
Coca-Cola Co.	5,544	224,810
Gilead Sciences, Inc.*	2,101	206,172
PepsiCo, Inc.	2,091	199,941
Amgen, Inc.	1,071	171,199
Actavis plc*	553	164,479
Philip Morris International, Inc.	2,183	164,445
UnitedHealth Group, Inc.	1,346	159,218
Medtronic plc	2,011	156,837
Bristol-Myers Squibb Co.	2,345	151,253
Biogen, Inc.*	331	139,761
Altria Group, Inc.	2,779	139,006
AbbVie, Inc.	2,249	131,656
Celgene Corp.*	1,130	130,266
MasterCard, Inc. — Class A	1,377	118,959
Eli Lilly & Co.	1,381	100,330
Abbott Laboratories	2,129	98,637
Express Scripts Holding Co.*	1,026	89,027
Mondelez International, Inc. — Class A	2,327	83,981
Colgate-Palmolive Co.	1,203	83,416
McKesson Corp.	329	74,419
Danaher Corp.	866	73,523
Kraft Foods Group, Inc.	830	72,305
Anthem, Inc.	376	58,058
Automatic Data Processing, Inc.	670	57,379
Kimberly-Clark Corp.	516	55,269
Kroger Co.	693	53,125
Aetna, Inc.	496	52,839
Baxter International, Inc.	766	52,470
Alexion Pharmaceuticals, Inc.*	285	49,391
General Mills, Inc.	852	48,223
Cigna Corp.	365	47,246
Regeneron Pharmaceuticals, Inc.*	104	46,954
Becton Dickinson and Co.	296	42,460
Archer-Daniels-Midland Co.	895	42,423
Cardinal Health, Inc.	466	42,066
Vertex Pharmaceuticals, Inc.*	342	40,346
McGraw Hill Financial, Inc.	386	39,912
Stryker Corp.	422	38,930
Humana, Inc.	211	37,562
AmerisourceBergen Corp. — Class A	294	33,419
Boston Scientific Corp.*	1,877	33,317
Lorillard, Inc.	508	33,198
Perrigo Company plc	199	32,944
Zoetis, Inc.	707	32,727
Sysco Corp.	836	31,542
HCA Holdings, Inc.*	415	31,220
Mylan N.V.*	526	31,218
Reynolds American, Inc.	435	29,976
Mead Johnson Nutrition Co. — Class A	285	28,651
Monster Beverage Corp.*	207	28,648
Zimmer Holdings, Inc.	240	28,205
Constellation Brands, Inc. — Class A*	237	27,542
Whole Foods Market, Inc.	509	26,509
Intuitive Surgical, Inc.*	52	26,262
Estee Lauder Companies, Inc. — Class A	315	26,195
Moody's Corp.	251	26,054
St. Jude Medical, Inc.	397	25,964
Kellogg Co.	357	23,544
Endo International plc*	250	22,425
ConAgra Foods, Inc.	601	21,955
Edwards Lifesciences Corp.*	152	21,654
Dr Pepper Snapple Group, Inc.	273	21,425
Hospira, Inc.*	242	21,257
Hershey Co.	209	21,090
Mallinckrodt plc*	165	20,897
Clorox Co.	185	20,422
Brown-Forman Corp. — Class B	220	19,877
DaVita HealthCare Partners, Inc.*	244	19,832
Keurig Green Mountain, Inc.	171	19,106
Laboratory Corporation of America Holdings*	142	17,905
CR Bard, Inc.	105	17,572
Molson Coors Brewing Co. — Class B	226	16,826
JM Smucker Co.	144	16,665
Henry Schein, Inc.*	118	16,475
Tyson Foods, Inc. — Class A	412	15,780
Equifax, Inc.	169	15,717
Quest Diagnostics, Inc.	204	15,677
Western Union Co.	736	15,316
Universal Health Services, Inc. — Class B	128	15,067
McCormick & Company, Inc.	181	13,957
Coca-Cola Enterprises, Inc.	306	13,525
Varian Medical Systems, Inc.*	141	13,267
H&R Block, Inc.	388	12,443
United Rentals, Inc.*	136	12,398
Campbell Soup Co.	251	11,684
Robert Half International, Inc.	191	11,559
Cintas Corp.	137	11,183
Hormel Foods Corp.	190	10,802
DENTSPLY International, Inc.	198	10,076
ADT Corp.	241	10,006
Total System Services, Inc.	232	8,851
Quanta Services, Inc.*	298	8,502
Tenet Healthcare Corp.*	139	6,882
Avery Dennison Corp.	128	6,772
Patterson Companies, Inc.	121	5,904
Total Consumer, Non-cyclical		6,094,003
Financial - 12.7%
Berkshire Hathaway, Inc. — Class B*	2,573	371,336
Wells Fargo & Co.	6,615	359,855
JPMorgan Chase & Co.	5,260	318,652
Bank of America Corp.	14,842	228,418
Citigroup, Inc.	4,280	220,506
Visa, Inc. — Class A	2,737	179,027

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 76.3% (continued)
Financial - 12.7% (continued)
U.S. Bancorp	2,513	$109,743
Goldman Sachs Group, Inc.	572	107,519
American International Group, Inc.	1,936	106,074
American Express Co.	1,237	96,634
Simon Property Group, Inc.	439	85,885
MetLife, Inc.	1,577	79,716
Morgan Stanley	2,175	77,626
PNC Financial Services Group, Inc.	735	68,530
BlackRock, Inc. — Class A	179	65,485
Bank of New York Mellon Corp.	1,572	63,257
Capital One Financial Corp.	778	61,322
American Tower Corp. — Class A	596	56,113
ACE Ltd.	462	51,509
Prudential Financial, Inc.	641	51,479
Charles Schwab Corp.	1,628	49,556
Travelers Companies, Inc.	454	49,091
State Street Corp.	582	42,794
Marsh & McLennan Companies, Inc.	760	42,629
CME Group, Inc. — Class A	447	42,335
Allstate Corp.	588	41,848
Public Storage	205	40,413
Equity Residential	513	39,942
BB&T Corp.	1,017	39,653
Aflac, Inc.	619	39,622
Crown Castle International Corp.	471	38,876
Health Care REIT, Inc.	493	38,138
Aon plc	395	37,967
Intercontinental Exchange, Inc.	158	36,857
Discover Financial Services	632	35,613
Ventas, Inc.	467	34,100
Ameriprise Financial, Inc.	258	33,757
Chubb Corp.	326	32,959
AvalonBay Communities, Inc.	186	32,411
Prologis, Inc.	723	31,494
SunTrust Banks, Inc.	740	30,407
Boston Properties, Inc.	216	30,344
T. Rowe Price Group, Inc.	368	29,801
Franklin Resources, Inc.	553	28,380
HCP, Inc.	650	28,087
Vornado Realty Trust	247	27,664
General Growth Properties, Inc.	887	26,211
Hartford Financial Services Group, Inc.	594	24,841
Weyerhaeuser Co.	741	24,564
Invesco Ltd.	606	24,052
M&T Bank Corp.	188	23,876
Fifth Third Bancorp	1,150	21,678
Northern Trust Corp.	310	21,592
Host Hotels & Resorts, Inc.	1,069	21,572
Essex Property Trust, Inc.	92	21,151
Lincoln National Corp.	362	20,801
Progressive Corp.	756	20,563
Principal Financial Group, Inc.	386	19,829
Regions Financial Corp.	1,895	17,908
SL Green Realty Corp.	139	17,845
Loews Corp.	421	17,189
KeyCorp	1,207	17,091
Macerich Co.	199	16,782
Affiliated Managers Group, Inc.*	77	16,538
Kimco Realty Corp.	582	15,627
CBRE Group, Inc. — Class A*	395	15,290
XL Group plc — Class A	360	13,248
Huntington Bancshares, Inc.	1,143	12,630
Unum Group	355	11,974
E*TRADE Financial Corp.*	407	11,622
Navient Corp.	566	11,507
Comerica, Inc.	252	11,373
Cincinnati Financial Corp.	208	11,082
Plum Creek Timber Company, Inc.	248	10,776
Torchmark Corp.	179	9,831
Iron Mountain, Inc.	264	9,631
Apartment Investment & Management Co. — Class A	220	8,659
NASDAQ OMX Group, Inc.	167	8,507
Legg Mason, Inc.	140	7,728
Zions Bancorporation	286	7,722
Hudson City Bancorp, Inc.	679	7,116
People's United Financial, Inc.	435	6,612
Assurant, Inc.	97	5,957
Genworth Financial, Inc. — Class A*	701	5,124
Total Financial		4,289,523
Technology - 10.2%
Apple, Inc.	8,218	1,022,565
Microsoft Corp.	11,575	470,582
Intel Corp.	6,682	208,945
International Business Machines Corp.	1,297	208,168
Oracle Corp.	4,523	195,167
QUALCOMM, Inc.	2,327	161,354
Texas Instruments, Inc.	1,477	84,462
Accenture plc — Class A	886	83,010
Hewlett-Packard Co.	2,564	79,894
EMC Corp.	2,805	71,696
salesforce.com, Inc.*	854	57,055
Cognizant Technology Solutions Corp. — Class A*	860	53,655
Adobe Systems, Inc.*	671	49,614
Avago Technologies Ltd.	362	45,967
Micron Technology, Inc.*	1,520	41,238
Applied Materials, Inc.	1,734	39,119
Intuit, Inc.	390	37,814
Broadcom Corp. — Class A	769	33,294
Cerner Corp.*	430	31,502
Western Digital Corp.	306	27,849
Analog Devices, Inc.	440	27,720
Fidelity National Information Services, Inc.	402	27,360
Fiserv, Inc.*	337	26,758
Skyworks Solutions, Inc.	269	26,440
Electronic Arts, Inc.*	439	25,820
Seagate Technology plc	463	24,090
Paychex, Inc.	462	22,922
Red Hat, Inc.*	259	19,619
SanDisk Corp.	301	19,150

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 76.3% (continued)
Technology - 10.2% (continued)
Xerox Corp.	1,475	$18,954
Autodesk, Inc.*	320	18,765
Altera Corp.	425	18,237
Akamai Technologies, Inc.*	252	17,903
Lam Research Corp.	225	15,803
Linear Technology Corp.	337	15,772
Xilinx, Inc.	369	15,609
NetApp, Inc.	440	15,602
NVIDIA Corp.	730	15,275
CA, Inc.	450	14,675
Citrix Systems, Inc.*	226	14,435
Microchip Technology, Inc.	284	13,888
KLA-Tencor Corp.	230	13,407
Computer Sciences Corp.	199	12,991
Teradata Corp.*	205	9,049
Pitney Bowes, Inc.	284	6,623
Dun & Bradstreet Corp.	51	6,546
Total Technology		3,466,363
Communications - 8.9%
Verizon Communications, Inc.	5,863	285,118
Facebook, Inc. — Class A*	2,962	243,520
AT&T, Inc.	7,323	239,096
Walt Disney Co.	2,206	231,387
Google, Inc. — Class A*	404	224,099
Google, Inc. — Class C*	404	221,392
Comcast Corp. — Class A	3,585	202,445
Amazon.com, Inc.*	537	199,817
Cisco Systems, Inc.	7,202	198,235
Time Warner, Inc.	1,172	98,964
eBay, Inc.*	1,554	89,635
Twenty-First Century Fox, Inc. — Class A	2,580	87,307
Priceline Group, Inc.*	73	84,983
DIRECTV*	709	60,336
Time Warner Cable, Inc.	396	59,352
Yahoo!, Inc.*	1,228	54,566
CBS Corp. — Class B	645	39,106
Netflix, Inc.*	85	35,419
Viacom, Inc. — Class B	516	35,243
CenturyLink, Inc.	799	27,605
Omnicom Group, Inc.	348	27,137
Alliance Data Systems Corp.*	89	26,366
Symantec Corp.	963	22,501
Level 3 Communications, Inc.*	405	21,805
Nielsen N.V.	446	19,878
Equinix, Inc.	80	18,628
Motorola Solutions, Inc.	269	17,934
Expedia, Inc.	139	13,084
TripAdvisor, Inc.*	157	13,058
Interpublic Group of Companies, Inc.	582	12,874
Gannett Company, Inc.	320	11,866
F5 Networks, Inc.*	102	11,724
Harris Corp.	147	11,578
Juniper Networks, Inc.	511	11,538
News Corp. — Class A*	705	11,287
Discovery Communications, Inc. — Class C*	381	11,230
Frontier Communications Corp.	1,414	9,969
VeriSign, Inc.*	148	9,912
Scripps Networks Interactive, Inc. — Class A	137	9,393
Discovery Communications, Inc. — Class A*	210	6,460
Windstream Holdings, Inc.	850	6,290
Cablevision Systems Corp. — Class A	310	5,673
Total Communications		3,027,810
Consumer, Cyclical - 8.1%
Home Depot, Inc.	1,859	211,202
Wal-Mart Stores, Inc.	2,228	183,253
CVS Health Corp.	1,588	163,898
McDonald's Corp.	1,356	132,128
Walgreens Boots Alliance, Inc.	1,230	104,156
Lowe's Companies, Inc.	1,373	102,137
Starbucks Corp.	1,058	100,193
NIKE, Inc. — Class B	987	99,026
Costco Wholesale Corp.	621	94,078
Ford Motor Co.	5,581	90,077
Target Corp.	899	73,780
General Motors Co.	1,909	71,588
TJX Companies, Inc.	963	67,458
American Airlines Group, Inc.	1,012	53,414
Delta Air Lines, Inc.	1,163	52,288
Yum! Brands, Inc.	611	48,098
Johnson Controls, Inc.	927	46,758
Southwest Airlines Co.	954	42,262
VF Corp.	483	36,375
L Brands, Inc.	347	32,719
Delphi Automotive plc	410	32,693
Dollar General Corp.	428	32,263
PACCAR, Inc.	500	31,570
Macy's, Inc.	481	31,222
O'Reilly Automotive, Inc.*	143	30,922
Ross Stores, Inc.	292	30,765
AutoZone, Inc.*	45	30,697
Carnival Corp.	636	30,426
Chipotle Mexican Grill, Inc. — Class A*	44	28,624
Marriott International, Inc. — Class A	293	23,534
Dollar Tree, Inc.*	290	23,532
Kohl's Corp.	285	22,301
Whirlpool Corp.	110	22,227
CarMax, Inc.*	296	20,427
Starwood Hotels & Resorts Worldwide, Inc.	242	20,207
Bed Bath & Beyond, Inc.*	262	20,115
WW Grainger, Inc.	85	20,044
Genuine Parts Co.	215	20,036
BorgWarner, Inc.	319	19,293
Royal Caribbean Cruises Ltd.	232	18,989
Under Armour, Inc. — Class A*	235	18,976
Hanesbrands, Inc.	565	18,933
Michael Kors Holdings Ltd.*	283	18,607
Harley-Davidson, Inc.	298	18,101
Mohawk Industries, Inc.*	88	16,346
Tractor Supply Co.	192	16,331

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 76.3% (continued)
Consumer, Cyclical - 8.1% (continued)
The Gap, Inc.	374	$16,205
Coach, Inc.	389	16,116
Fastenal Co.	384	15,911
Nordstrom, Inc.	198	15,903
Best Buy Company, Inc.	411	15,532
Wyndham Worldwide Corp.	170	15,380
Newell Rubbermaid, Inc.	382	14,925
Staples, Inc.	905	14,738
Wynn Resorts Ltd.	114	14,350
Tiffany & Co.	159	13,994
DR Horton, Inc.	469	13,357
Lennar Corp. — Class A	252	13,056
Harman International Industries, Inc.	97	12,962
PVH Corp.	116	12,361
Darden Restaurants, Inc.	175	12,135
Ralph Lauren Corp. — Class A	85	11,178
Mattel, Inc.	477	10,899
Family Dollar Stores, Inc.	136	10,777
PulteGroup, Inc.	468	10,404
Goodyear Tire & Rubber Co.	380	10,290
Hasbro, Inc.	158	9,992
Leggett & Platt, Inc.	195	8,988
AutoNation, Inc.*	106	6,819
Urban Outfitters, Inc.*	141	6,437
GameStop Corp. — Class A	154	5,846
Fossil Group, Inc.*	63	5,194
Total Consumer, Cyclical		2,735,818
Industrial - 7.7%
General Electric Co.	14,201	352,328
3M Co.	896	147,795
Boeing Co.	924	138,674
United Technologies Corp.	1,166	136,655
Union Pacific Corp.	1,243	134,630
Honeywell International, Inc.	1,104	115,158
United Parcel Service, Inc. — Class B	981	95,099
Lockheed Martin Corp.	378	76,719
Thermo Fisher Scientific, Inc.	560	75,231
Caterpillar, Inc.	855	68,425
FedEx Corp.	372	61,547
General Dynamics Corp.	445	60,400
Emerson Electric Co.	967	54,751
Illinois Tool Works, Inc.	493	47,889
Raytheon Co.	434	47,415
CSX Corp.	1,398	46,302
Eaton Corporation plc	670	45,520
Northrop Grumman Corp.	280	45,069
Norfolk Southern Corp.	434	44,667
Deere & Co.	479	42,004
Precision Castparts Corp.	200	42,000
TE Connectivity Ltd.	573	41,038
Corning, Inc.	1,795	40,711
Cummins, Inc.	238	32,996
Waste Management, Inc.	602	32,646
Amphenol Corp. — Class A	438	25,811
Tyco International plc	593	25,535
Ingersoll-Rand plc	372	25,326
Roper Industries, Inc.	142	24,424
Parker-Hannifin Corp.	201	23,875
Rockwell Automation, Inc.	191	22,154
Stanley Black & Decker, Inc.	222	21,170
Agilent Technologies, Inc.	474	19,695
Rockwell Collins, Inc.	188	18,151
AMETEK, Inc.	340	17,864
Textron, Inc.	391	17,333
Stericycle, Inc.*	120	16,852
Pentair plc	257	16,163
Kansas City Southern	156	15,924
Dover Corp.	230	15,898
Vulcan Materials Co.	186	15,679
CH Robinson Worldwide, Inc.	206	15,083
Pall Corp.	150	15,059
L-3 Communications Holdings, Inc.	116	14,592
Waters Corp.*	117	14,545
Republic Services, Inc. — Class A	354	14,358
Ball Corp.	194	13,704
Sealed Air Corp.	297	13,531
Masco Corp.	493	13,163
Expeditors International of Washington, Inc.	271	13,057
Snap-on, Inc.	83	12,206
Martin Marietta Materials, Inc.	87	12,163
Fluor Corp.	209	11,946
MeadWestvaco Corp.	236	11,769
Flowserve Corp.	190	10,733
Xylem, Inc.	257	9,000
Allegion plc	135	8,258
Jacobs Engineering Group, Inc.*	181	8,174
PerkinElmer, Inc.	159	8,131
Garmin Ltd.	170	8,078
Ryder System, Inc.	75	7,117
FLIR Systems, Inc.	197	6,162
Owens-Illinois, Inc.*	232	5,410
Joy Global, Inc.	137	5,368
Total Industrial		2,599,130
Energy - 6.2%
Exxon Mobil Corp.	5,918	503,030
Chevron Corp.	2,654	278,617
Schlumberger Ltd.	1,799	150,108
ConocoPhillips	1,737	108,146
Kinder Morgan, Inc.	2,404	101,112
Occidental Petroleum Corp.	1,087	79,351
EOG Resources, Inc.	774	70,969
Phillips 66	767	60,286
Anadarko Petroleum Corp.	715	59,209
Halliburton Co.	1,199	52,612
Williams Companies, Inc.	950	48,061
Valero Energy Corp.	726	46,188
Marathon Petroleum Corp.	385	39,420
Baker Hughes, Inc.	613	38,975
Pioneer Natural Resources Co.	210	34,337
Spectra Energy Corp.	947	34,253
Devon Energy Corp.	545	32,869
Apache Corp.	532	32,096
National Oilwell Varco, Inc.	578	28,894
Noble Energy, Inc.	546	26,699
Marathon Oil Corp.	952	24,857

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 76.3% (continued)
Energy - 6.2% (continued)
Hess Corp.	343	$23,279
Equities Corp.	214	17,734
Cabot Oil & Gas Corp. — Class A	583	17,216
Tesoro Corp.	176	16,067
Cimarex Energy Co.	124	14,271
ONEOK, Inc.	294	14,183
Southwestern Energy Co.*	543	12,592
Cameron International Corp.*	273	12,318
Range Resources Corp.	234	12,177
FMC Technologies, Inc.*	327	12,102
Murphy Oil Corp.	235	10,951
Helmerich & Payne, Inc.	152	10,348
Chesapeake Energy Corp.	730	10,337
CONSOL Energy, Inc.	325	9,064
Newfield Exploration Co.*	227	7,965
Transocean Ltd.[1]	481	7,056
Ensco plc — Class A	331	6,974
First Solar, Inc.*	106	6,338
Noble Corporation plc	341	4,869
QEP Resources, Inc.	228	4,754
Diamond Offshore Drilling, Inc.	95	2,545
Total Energy		2,083,229
Utilities - 2.3%
Duke Energy Corp.	998	76,626
NextEra Energy, Inc.	626	65,135
Dominion Resources, Inc.	830	58,822
Southern Co.	1,284	56,856
Exelon Corp.	1,213	40,769
American Electric Power Company, Inc.	691	38,869
PG&E Corp.	672	35,663
Sempra Energy	327	35,650
PPL Corp.	941	31,674
Public Service Enterprise Group, Inc.	714	29,931
Edison International	460	28,736
Consolidated Edison, Inc.	414	25,254
Xcel Energy, Inc.	714	24,854
Eversource Energy	447	22,582
FirstEnergy Corp.	594	20,826
DTE Energy Co.	250	20,173
Entergy Corp.	255	19,760
NiSource, Inc.	446	19,695
Wisconsin Energy Corp.	318	15,741
Ameren Corp.	342	14,432
CMS Energy Corp.	389	13,580
CenterPoint Energy, Inc.	607	12,389
NRG Energy, Inc.	476	11,991
AES Corp.	912	11,719
SCANA Corp.	202	11,108
Pinnacle West Capital Corp.	156	9,945
Pepco Holdings, Inc.	357	9,578
AGL Resources, Inc.	169	8,391
Integrys Energy Group, Inc.	113	8,138
TECO Energy, Inc.	332	6,441
Total Utilities		785,328
Basic Materials - 2.2%
EI du Pont de Nemours & Co.	1,277	91,266
Monsanto Co.	682	76,753
Dow Chemical Co.	1,535	73,649
Praxair, Inc.	407	49,142
LyondellBasell Industries N.V. — Class A	559	49,080
Ecolab, Inc.	380	43,464
PPG Industries, Inc.	192	43,304
Air Products & Chemicals, Inc.	272	41,148
International Paper Co.	597	33,128
Sherwin-Williams Co.	114	32,433
Freeport-McMoRan, Inc.	1,467	27,800
Sigma-Aldrich Corp.	169	23,364
Alcoa, Inc.	1,724	22,274
Nucor Corp.	450	21,388
Mosaic Co.	439	20,220
CF Industries Holdings, Inc.	68	19,290
Newmont Mining Corp.	704	15,284
Eastman Chemical Co.	210	14,545
International Flavors & Fragrances, Inc.	114	13,384
FMC Corp.	188	10,763
Airgas, Inc.	95	10,080
Allegheny Technologies, Inc.	153	4,592
Total Basic Materials		736,351
Diversified - 0.0%
Leucadia National Corp.	445	9,919
Total Common Stocks
(Cost $16,536,128)		25,827,474

MUTUAL FUNDS†,[2] - 7.3%
Guggenheim Strategy Fund I	98,848	2,461,327
Total Mutual Funds
(Cost $2,458,101)		2,461,327

	Face Amount
REPURCHASE AGREEMENTS††,3 - 6.8%
RBC Capital Markets issued 03/31/15 at 0.05% due 04/01/15	$771,100	771,100
HSBC Group issued 03/31/15 at 0.03% due 04/01/15	771,100	771,100
UMB Financial Corp. issued 03/31/15 at 0.03% due 04/01/15	769,686	769,686
Total Repurchase Agreements
(Cost $2,311,886)		2,311,886

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Face Amount	Value
SECURITIES LENDING COLLATERAL††,4 - 0.0%
Repurchase Agreements
HSBC Securities, Inc. issued 03/31/15 at 0.10% due 04/01/15	$1,975	$1,975
BNP Paribas Securities Corp. issued 03/31/15 at 0.10% due 04/01/15	680	680
Barclays Capital, Inc. issued 03/31/15 at 0.10% due 04/01/15	351	351
Total Securities Lending Collateral
(Cost $3,006)		3,006
Total Investments - 90.4%
(Cost $21,309,122)		$30,603,693
Other Assets & Liabilities, net - 9.6%		3,257,189
Total Net Assets - 100.0%		$33,860,882

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
June 2015 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $15,858,150)	154	$(6,724)

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Barclays Bank plc April 2015 S&P 500 Index Swap, Terminating 04/30/15[5] (Notional Value $6,096,096)	2,948	$21,289
Goldman Sachs International April 2015 S&P 500 Index Swap, Terminating 04/28/15[5] (Notional Value $2,141,033)	1,035	13,944
Credit Suisse Capital, LLC April 2015 S&P 500 Index Swap, Terminating 04/28/15[5] (Notional Value $668,543)	323	5,875
(Total Notional Value $8,905,672)		$41,108

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at March 31, 2015 — See Note 5.
[2]	Investment in a product that is managed by and/or pays a management fee to a party related to the Adviser — See Note 7.
[3]	Repurchase Agreements — See Note 4.
[4]	Securities lending collateral -— See Note 5.
[5]	Total Return based on S&P 500 Index +/- financing at a variable rate.

plc — Public Limited Company
REIT — Real Estate Investment Trust

Precious Metals Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 95.1%
Gold Mining - 71.0%
Goldcorp, Inc.	67,562	$1,224,222
Barrick Gold Corp.	108,085	1,184,612
Newmont Mining Corp.	49,306	1,070,433
Franco-Nevada Corp.	18,599	902,795
Randgold Resources Ltd. ADR	11,927	826,183
Agnico Eagle Mines Ltd.	28,655	800,621
Royal Gold, Inc.	10,428	658,111
AngloGold Ashanti Ltd. ADR*	69,051	644,936
Gold Fields Ltd. ADR	145,212	582,300
Eldorado Gold Corp.	126,422	580,277
Yamana Gold, Inc.	160,704	576,927
Cia de Minas Buenaventura S.A.A. ADR	53,550	542,462
Kinross Gold Corp.*	224,167	502,134
Sibanye Gold Ltd. ADR	52,454	447,433
New Gold, Inc.*	123,847	419,841
NOVAGOLD Resources, Inc.*,1	107,952	319,538
Alamos Gold, Inc.	48,691	285,329
Harmony Gold Mining Company Ltd. ADR*,1	156,919	273,039
IAMGOLD Corp.*	144,200	269,654
AuRico Gold, Inc.	95,208	263,726
Pretium Resources, Inc.*	52,142	262,796
Sandstorm Gold Ltd.*,1	64,478	211,488
Seabridge Gold, Inc.*	30,134	165,436
Gold Resource Corp.	750	2,393
McEwen Mining, Inc.*	2,200	2,244
B2Gold Corp.*	1,280	1,946
Total Gold Mining		13,020,876
Silver Mining - 11.1%
Silver Wheaton Corp.	45,500	865,410
Pan American Silver Corp.	42,715	374,611
Hecla Mining Co.	112,636	335,655
First Majestic Silver Corp.*	49,360	267,038
Silver Standard Resources, Inc.*	42,491	192,484
Endeavour Silver Corp.*	1,010	1,919
Total Silver Mining		2,037,117
Precious Metals - 4.8%
Tahoe Resources, Inc.	37,661	412,765
Primero Mining Corp.*	72,429	248,431
Coeur Mining, Inc.*,1	45,401	213,839
Total Precious Metals		875,035
Metal-Copper - 4.1%
Freeport-McMoRan, Inc.	39,409	746,801
Southern Copper Corp.	290	8,462
Total Metal-Copper		755,263
Platinum - 2.2%
Stillwater Mining Co.*	31,548	407,600
Metal Processors & Fabrications - 1.9%
RTI International Metals, Inc.*	9,413	338,021
Diamonds/Precious Stones - 0.0%
Dominion Diamond Corp.*	130	2,222
Total Common Stocks
(Cost $14,687,842)		17,436,134

EXCHANGE-TRADED FUNDS† - 4.1%
Market Vectors Junior Gold Miners ETF	32,980	749,965
Total Exchange-Traded Funds
(Cost $828,314)		749,965

	Face Amount
REPURCHASE AGREEMENT††,2 - 1.3%
HSBC Group issued 03/31/15 at 0.03% due 04/01/15	$241,341	241,341
Total Repurchase Agreement
(Cost $241,341)		241,341

SECURITIES LENDING COLLATERAL††,3 - 2.6%
Repurchase Agreements
HSBC Securities, Inc. issued 03/31/15 at 0.10% due 04/01/15	317,236	317,236
BNP Paribas Securities Corp. issued 03/31/15 at 0.10% due 04/01/15	109,130	109,130
Barclays Capital, Inc. issued 03/31/15 at 0.10% due 04/01/15	56,329	56,329
Total Securities Lending Collateral
(Cost $482,695)		482,695
Total Investments - 103.1%
(Cost $16,240,192)		$18,910,135
Other Assets & Liabilities, net - (3.1)%		(565,492)
Total Net Assets - 100.0%		$18,344,643

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at March 31, 2015 — See Note 5.
[2]	Repurchase Agreement — See Note 4.
[3]	Securities lending collateral — See Note 5.

ADR ― American Depositary Receipt

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 99.8%
REITs - 90.6%
REITs-Diversified - 17.3%
American Tower Corp. — Class A	6,165	$580,434
Crown Castle International Corp.	5,748	474,439
Vornado Realty Trust	3,866	432,992
Weyerhaeuser Co.	11,279	373,899
Digital Realty Trust, Inc.	4,212	277,824
Plum Creek Timber Company, Inc.	5,932	257,745
Duke Realty Corp.	11,528	250,965
Lamar Advertising Co. — Class A	3,720	220,484
Liberty Property Trust	5,978	213,415
Corrections Corporation of America	4,993	201,019
Outfront Media, Inc.	6,720	187,598
Retail Properties of America, Inc. — Class A	11,174	179,119
EPR Properties	2,853	171,266
Rayonier, Inc.	6,298	169,794
GEO Group, Inc.	3,862	168,924
Cousins Properties, Inc.	13,190	139,814
Lexington Realty Trust	14,061	138,220
DuPont Fabros Technology, Inc.	4,164	136,080
New Residential Investment Corp.	8.910	133,917
PS Business Parks, Inc.	1,610	133,694
Washington Real Estate Investment Trust	4,640	128,203
American Assets Trust, Inc.	2,950	127,676
Potlatch Corp.	2,950	118,118
STAG Industrial, Inc.	4,910	115,483
Gramercy Property Trust, Inc.	3,820	107,227
Total REITs-Diversified		5,438,349
REITs-Office Property – 12.4%
Boston Properties, Inc.	3,075	431,976
SL Green Realty Corp.	2,573	330,322
American Realty Capital Properties, Inc.	27,410	269,989
Alexandria Real Estate Equities, Inc.	2,510	246,080
Kilroy Realty Corp.	3,134	238,717
BioMed Realty Trust, Inc.	8,919	202,105
Douglas Emmett, Inc.	6,633	197,730
Highwoods Properties, Inc.	4,240	194,107
Paramount Group, Inc.	9,600	185,281
Equity Commonwealth*	6,604	175,337
Columbia Property Trust, Inc.	6,360	171,847
Brandywine Realty Trust	9,980	159,480
Piedmont Office Realty Trust, Inc. — Class A	8,540	158,929
Corporate Office Properties Trust	5,217	153,275
Hudson Pacific Properties, Inc.	4,590	152,342
Empire State Realty Trust, Inc. — Class A	7,190	135,244
Parkway Properties, Inc.	7,484	129,847
New York REIT, Inc.	11,580	121,358
Mack-Cali Realty Corp.	6,258	120,654
Government Properties Income Trust	5,160	117,906
Total REITs-Office Property		3,892,526
REITs-Apartments – 10.4%
Equity Residential	6,222	484,444
AvalonBay Communities, Inc.	2,534	441,550
Essex Property Trust, Inc.	1,454	334,275
UDR, Inc.	8,041	273,635
Camden Property Trust	3,097	241,969
Apartment Investment & Management Co. — Class A	5,791	227,934
Mid-America Apartment Communities, Inc.	2,898	223,928
American Campus Communities, Inc.	4,758	203,975
Home Properties, Inc.	2,665	184,658
American Homes 4 Rent — Class A	10,490	173,610
Post Properties, Inc.	2,884	164,186
Education Realty Trust, Inc.	3,410	120,646
Associated Estates Realty Corp.	4,500	111,060
Starwood Waypoint Residential Trust	3,506	90,630
Total REITs-Apartments		3,276,500
REITs-Health Care – 9.4%
Health Care REIT, Inc.	6,297	487,136
Ventas, Inc.	6,315	461,121
HCP, Inc.	9,832	424,841
Omega Healthcare Investors, Inc.	5,484	222,486
Senior Housing Properties Trust	9,575	212,469
Healthcare Trust of America, Inc. — Class A	6,259	174,375
Medical Properties Trust, Inc.	10,925	161,035
Healthcare Realty Trust, Inc.	5,640	156,679
National Health Investors, Inc.	2,050	145,571
Sabra Health Care REIT, Inc.	3,980	131,937
Aviv REIT, Inc.	3,410	124,465
LTC Properties, Inc.	2,650	121,900
Physicians Realty Trust	5,950	104,780
Total REITs-Health Care		2,928,795
REITs-Shopping Centers – 8.0%
Kimco Realty Corp.	11,309	303,646
Federal Realty Investment Trust	1,928	283,820
Brixmor Property Group, Inc.	9,910	263,111
DDR Corp.	12,727	236,977
Regency Centers Corp.	3,464	235,691
Weingarten Realty Investors	5,408	194,580
Equity One, Inc.	6,291	167,907
WP GLIMCHER, Inc.	9,686	161,078
Kite Realty Group Trust	5,090	143,385
Urban Edge Properties	6,045	143,267
Acadia Realty Trust	4,090	142,659
Retail Opportunity Investments Corp.	6,700	122,610
Ramco-Gershenson Properties Trust	5,950	110,670
Total REITs-Shopping Centers		2,509,401
REITs -Mortgage – 7.3%
Annaly Capital Management, Inc.	27,345	284,387
American Capital Agency Corp.	11,628	248,025
Starwood Property Trust, Inc.	8,969	217,947
Colony Capital, Inc. — Class A	6,050	156,816
NorthStar Realty Finance Corp.	11,723	212,421
Two Harbors Investment Corp.	16,980	180,328
MFA Financial, Inc.	19,706	154,889
Invesco Mortgage Capital, Inc.	8,214	127,563
Hatteras Financial Corp.	6,781	123,143
PennyMac Mortgage Investment Trust	5,519	117,500
Redwood Trust, Inc.	6,230	111,330
CYS Investments, Inc.	12,200	108,702
Capstead Mortgage Corp.	8,334	98,091
iStar Financial, Inc.*	7,540	98,020
Western Asset Mortgage Capital Corp.[1]	4,870	73,440
Total REITs-Mortgage		2,312,602
REITs-Hotels – 7.3%
Host Hotels & Resorts, Inc.	17,205	347,197
Hospitality Properties Trust	6,291	207,540
LaSalle Hotel Properties	4,908	190,725
RLJ Lodging Trust	5,990	187,547
Sunstone Hotel Investors, Inc.	10,327	172,151
Strategic Hotels & Resorts, Inc.*	13,580	168,799
Pebblebrook Hotel Trust	3,600	167,651
Ryman Hospitality Properties, Inc.	2,630	160,193
DiamondRock Hospitality Co.	10,883	153,777
Chesapeake Lodging Trust	3,760	127,201
Summit Hotel Properties, Inc.	7,380	103,837
Hersha Hospitality Trust	15,850	102,550
Chatham Lodging Trust	3,350	98,524
Ashford Hospitality Trust, Inc.	9,360	90,043
Total REITs-Hotels		2,277,735
REITs-Regional Malls - 6.9%
Simon Property Group, Inc.	3,769	737,367
General Growth Properties, Inc.	15,515	458,468
Macerich Co.	3,775	318,346
Taubman Centers, Inc.	2,598	200,384
CBL & Associates Properties, Inc.	8,679	171,844
Tanger Factory Outlet Centers, Inc.	4,807	169,062
Pennsylvania Real Estate Investment Trust	5,160	119,867
Total REITs-Regional Malls		2,175,338

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
REITs-Storage - 4.5%
Public Storage	2,775	$547,064
Extra Space Storage, Inc.	3,908	264,064
Iron Mountain, Inc.	6,855	250,070
CubeSmart	7,715	186,317
Sovran Self Storage, Inc.	1,730	162,516
Total REITs-Storage		1,410,031
REITs-Warehouse/Industries – 3.1%
Prologis, Inc.	10,183	443,571
DCT Industrial Trust, Inc.	4,666	161,724
First Industrial Realty Trust, Inc.	6,754	144,739
Chambers Street Properties	15,972	125,859
CyrusOne, Inc.	3,170	98,650
EastGroup Properties, Inc.	104	6,255
Total REITs -Warehouse/Industries		980,798
REITs-Single Tenant - 2.8%
Realty Income Corp.	6,147	317,185
National Retail Properties, Inc.	5,310	217,551
Spirit Realty Capital, Inc.	16,897	204,116
Select Income REIT	5,540	138,445
Total REITs-Single Tenant		877,297
REITs -Manufactured Homes - 1.2%
Equity LifeStyle Properties, Inc.	3,580	196,721
Sun Communities, Inc.	2,609	174,072
Total REITs -Manufactured Homes		370,793
Total REITs		28,450,165
Real Estate - 8.1%
Real Estate Management/Services - 5.2%
CBRE Group, Inc. — Class A*	8,983	347,731
Jones Lang LaSalle, Inc.	1,469	250,318
WP Carey, Inc.	3,618	246,024
Realogy Holdings Corp.*	5,256	239,043
Altisource Residential Corp.	10,110	210,895
E-House China Holdings Ltd. ADR	34,310	186,303
Kennedy-Wilson Holdings, Inc.	5,544	144,920
Total Real Estate Management/Services		1,625,234
Real Estate Operations/Development - 2.9%
Howard Hughes Corp.*	1,447	224,314
Brookfield Asset Management, Inc. — Class A	4,080	218,729

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Real Estate - 8.1% (continued)
Real Estate Operations/Development - 2.9% (continued)
Forest City Enterprises, Inc. — Class A*	8,245	$210,412
Alexander & Baldwin, Inc.	3,220	139,040
St. Joe Co.*	6,765	125,558
Total Real Estate Operations/Development		918,053
Total Real Estate		2,543,287
Entertainment - 0.6%
Casino Services - 0.6%
Gaming and Leisure Properties, Inc.	5,199	191,687
Diversified Financial Services - 0.5%
Investment Management/Advisory Services - 0.5%
Altisource Portfolio Solutions S.A.*,1	12,000	154,440
Total Common Stocks
(Cost $22,523,357)		31,339,579

	Face Amount
REPURCHASE AGREEMENT††,2 - 0.0%
HSBC Group issued 03/31/15 at 0.03% due 04/01/15	$141	141
Total Repurchase Agreement
(Cost $141)		141

SECURITIES LENDING COLLATERAL††,3 - 0.3%
Repurchase Agreements
HSBC Securities, Inc. issued 03/31/15 at 0.10% due 04/01/15	59,626	59,626
BNP Paribas Securities Corp. issued 03/31/15 at 0.10% due 04/01/15	20,511	20,511
Barclays Capital, Inc. issued 03/31/15 at 0.10% due 04/01/15	10,587	10,587
Total Securities Lending Collateral
(Cost $90,724)		90,724
Total Investments - 100.1%
(Cost $22,614,222)		$31,430,444
Other Assets & Liabilities, net - (0.1)%		(45,682)
Total Net Assets - 100.0%		$31,384,762

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at March 31, 2015 — See Note 5.
[2]	Repurchase Agreement — See Note 4.
[3]	Securities lending collateral — See Note 5.

ADR — American Depositary Receipt
REIT— Real Estate Investment Trust

Retailing Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 99.2%
Retail-Discount - 14.4%
Wal-Mart Stores, Inc.	9,605	$790,011
Costco Wholesale Corp.	2,659	402,825
Target Corp.	4,358	357,661
Dollar General Corp.	3,100	233,678
Dollar Tree, Inc.*	2,414	195,884
Family Dollar Stores, Inc.	1,855	146,990
HSN, Inc.	1,369	93,407
Big Lots, Inc.	1,606	77,136
Total Retail-Discount		2,297,592
Retail-Apparel/Shoe –13.0%
L Brands, Inc.	2,760	260,239
Ross Stores, Inc.	2,163	227,894
The Gap, Inc.	4,979	215,740
Foot Locker, Inc.	2,395	150,885
Urban Outfitters, Inc.*	2,688	122,707
Burlington Stores, Inc.*	1,800	106,956
American Eagle Outfitters, Inc.	5,245	89,585
DSW, Inc. — Class A	2,424	89,397
Chico's FAS, Inc.	4,561	80,684
Men's Wearhouse, Inc.	1,507	78,665
Buckle, Inc.	1,526	77,963
Ascena Retail Group, Inc.*	5,338	77,454
ANN, Inc.*	1,621	66,510
Guess?, Inc.	3,561	66,199
Genesco, Inc.*	926	65,959
Abercrombie & Fitch Co. — Class A	2,888	63,652
Brown Shoe Company, Inc.	1,860	61,008
Children's Place, Inc.	900	57,771
Express, Inc.*	3,475	57,442
Finish Line, Inc. — Class A	2,219	54,410
Total Retail-Apparel/Shoe		2,071,120
E-Commerce/Services - 10.6%
Priceline Group, Inc.*	321	373,691
Netflix, Inc.*	596	248,347
Liberty Interactive Corp. — Class A*	6,326	184,656
Ctrip.com International Ltd. ADR*	3,057	179,201
Expedia, Inc.	1,799	169,340
TripAdvisor, Inc.*	2,035	169,251
Liberty Ventures*	2,851	119,771
Groupon, Inc. — Class A*	14,419	103,961
Wayfair, Inc. — Class A*,1	2,490	79,979
Orbitz Worldwide, Inc.*	4,780	55,735
Total E-Commerce/Services		1,683,932
E-Commerce/Products - 7.3%
Amazon.com, Inc.*	1,729	643,361
JD.com, Inc. ADR*	6,150	180,687
Vipshop Holdings Ltd. ADR*	5,311	156,356
zulily, Inc. — Class A*	4,880	63,391
Shutterfly, Inc.*	1,387	62,748
Lands' End, Inc.*	1,500	53,820
Total E-Commerce/Products		1,160,363
Retail-Drug Store - 7.1%
CVS Health Corp.	5,082	524,513
Walgreens Boots Alliance, Inc.	5,419	458,881
Rite Aid Corp.*	17,843	155,056
Total Retail-Drug Store		1,138,450
Retail-Building Products - 6.6%
Home Depot, Inc.	5,194	590,090
Lowe's Companies, Inc.	5,545	412,493
Lumber Liquidators Holdings, Inc.*,1	1,496	46,047
Total Retail-Building Products		1,048,630
Retail-Major Department Stores - 4.6%
TJX Companies, Inc.	4,920	344,647
Nordstrom, Inc.	2,397	192,527
Sears Holdings Corp.*,1	2,580	106,760
JC Penney Company, Inc.*,1	9,686	81,459
Total Retail-Major Department Stores		725,393
Retail-Automobile - 4.2%
CarMax, Inc.*	2,793	192,745
AutoNation, Inc.*	2,071	133,227
Penske Automotive Group, Inc.	2,069	106,533
Lithia Motors, Inc. — Class A	812	80,721
Asbury Automotive Group, Inc.*	915	76,037
Group 1 Automotive, Inc.	862	74,416
Total Retail-Automobile		663,679
Retail-Auto Parts - 3.9%
O'Reilly Automotive, Inc.*	1,062	229,648
AutoZone, Inc.*	334	227,841
Advance Auto Parts, Inc.	1,073	160,617
Total Retail-Auto Parts		618,106
Retail-Regional Department Stores - 3.7%
Macy's, Inc.	3,586	232,767
Kohl's Corp.	2,564	200,633
Dillard's, Inc. — Class A	871	118,900
Stage Stores, Inc.	1,840	42,173
Total Retail-Regional Department Stores		594,473
Distribution/Wholesale - 2.6%
Genuine Parts Co.	1,950	181,721
LKQ Corp.*	5,426	138,689
Pool Corp.	1,223	85,316
Total Distribution/Wholesale		405,726
Retail-Miscellaneous/Diversified - 2.3%
Sally Beauty Holdings, Inc.*	3,388	116,446
CST Brands, Inc.	2,054	90,027
PriceSmart, Inc.	951	80,816
Five Below, Inc.*	2,088	74,270
Total Retail-Miscellaneous/Diversified		361,559
Retail-Jewelry - 2.0%
Tiffany & Co.	1,909	168,011
Signet Jewelers Ltd.	1,072	148,783
Total Retail-Jewelry		316,794
Retail-Sporting Goods - 1.8%
Dick's Sporting Goods, Inc.	2,256	128,570
Cabela's, Inc.*	1,730	96,845
Hibbett Sports, Inc.*	1,138	55,830
Total Retail-Sporting Goods		281,245

Retailing Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 99.2% (continued)
Retail-Office Supplies - 1.7%
Staples, Inc.	9,831	$160,097
Office Depot, Inc.*	11,873	109,232
Total Retail-Office Supplies		269,329
Retail-Bedding - 1.7%
Bed Bath & Beyond, Inc.*	2,394	183,800
Mattress Firm Holding Corp.*	1,160	80,782
Total Retail-Bedding		264,582
Retail-Consumer Electronics - 1.1%
Best Buy Company, Inc.	4,456	168,392
Retail-Gardening Products - 1.0%
Tractor Supply Co.	1,912	162,635
Retail-Vitamins/Nutritional Supplements - 1.0%
GNC Holdings, Inc. — Class A	2,151	105,549
Vitamin Shoppe, Inc.*	1,325	54,577
Total Retail-Vitamins/Nutritional Supplements		160,126
Retail-Home Furnishings - 1.0%
Restoration Hardware Holdings, Inc.*	1,026	101,769
Pier 1 Imports, Inc.	4,012	56,088
Total Retail-Home Furnishings		157,857
Retail-Perfume & Cosmetics - 1.0%
Ulta Salon Cosmetics & Fragrance, Inc.*	1,018	153,565
Retail-Mail Order - 0.8%
Williams-Sonoma, Inc.	1,625	129,529
Rental Auto/Equipment - 0.8%
Aaron's, Inc.	2,492	70,548
Rent-A-Center, Inc.	2,141	58,749
Total Rental Auto/Equipment		129,297
Travel Services - 0.7%
Qunar Cayman Islands Ltd. ADR*	2,850	117,563
Retail-Arts & Crafts - 0.7%
Michaels Companies, Inc.*	4,040	109,322
Retail-Computer Equipment - 0.6%
GameStop Corp. — Class A1	2,675	101,543
Oil Refining & Marketing - 0.6%
Murphy USA, Inc.*	1,234	89,305
Diversified Operations - 0.5%
Liberty TripAdvisor Holdings, Inc. — Class A*	2,410	76,614
Auto Repair Centers - 0.4%
Monro Muffler Brake, Inc.	1,095	71,230
Home Furnishings - 0.4%
Select Comfort Corp.*	1,948	67,148
Retail-Bookstore - 0.4%
Barnes & Noble, Inc.*	2,590	61,513
Retail-Video Rental - 0.4%
Outerwall, Inc.	859	56,797
Retail-Appliances - 0.3%
Conn's, Inc.*,1	1,806	54,686
Total Common Stocks
(Cost $11,968,923)		15,768,095

PREFERRED STOCKS† - 0.5%
Consumer, Non-cyclical - 0.5%
Cia Brasileira de Distribuicao ADR 1.50%	2,828	84,331
Total Preferred Stocks
(Cost $95,268)		84,331

	Face Amount
REPURCHASE AGREEMENT††,2 - 0.9%
HSBC Group issued 03/31/15 at 0.03% due 04/01/15	$135,663	135,663
Total Repurchase Agreement
(Cost $135,663)		135,663

SECURITIES LENDING COLLATERAL††,3 - 1.9%
Repurchase Agreements
HSBC Securities, Inc. issued 03/31/15 at 0.10% due 04/01/15	200,520	200,520
BNP Paribas Securities Corp. issued 03/31/15 at 0.10% due 04/01/15	68,979	68,979
Barclays Capital, Inc. issued 03/31/15 at 0.10% due 04/01/15	35,604	35,604
Total Securities Lending Collateral
(Cost $305,103)		305,103
Total Investments - 102.5%
(Cost $12,504,957)		$16,293,192
Other Assets & Liabilities, net - (2.5)%		(391,810)
Total Net Assets - 100.0%		$15,901,382

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at March 31, 2015 — See Note 5.
[2]	Repurchase Agreement — See Note 4.
[3]	Securities lending collateral — See Note 5.

ADR — American Depositary Receipt

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 27.5%
Financial - 6.6%
LaSalle Hotel Properties	275	$10,686
Investors Bancorp, Inc.	884	10,359
Highwoods Properties, Inc.	222	10,163
RLJ Lodging Trust	323	10,112
CNO Financial Group, Inc.	562	9,677
CubeSmart	400	9,659
First American Financial Corp.	264	9,421
Stifel Financial Corp.*	162	9,031
Prosperity Bancshares, Inc.	172	9,026
EPR Properties	141	8,463
Sunstone Hotel Investors, Inc.	507	8,452
Webster Financial Corp.	223	8,262
Strategic Hotels & Resorts, Inc.*	660	8,204
Pebblebrook Hotel Trust	176	8,196
MGIC Investment Corp.*	835	8,040
Radian Group, Inc.	471	7,908
Sun Communities, Inc.	118	7,872
GEO Group, Inc.	179	7,829
FirstMerit Corp.	408	7,776
Bank of the Ozarks, Inc.	210	7,755
MarketAxess Holdings, Inc.	93	7,710
Sovran Self Storage, Inc.	81	7,609
Medical Properties Trust, Inc.	513	7,562
Umpqua Holdings Corp.	411	7,061
DCT Industrial Trust, Inc.	203	7,036
Primerica, Inc.	135	6,872
Colony Capital, Inc. — Class A	265	6,870
DiamondRock Hospitality Co.	483	6,825
PRA Group, Inc.*	124	6,736
Healthcare Realty Trust, Inc.	237	6,584
National Health Investors, Inc.	92	6,533
Ryman Hospitality Properties, Inc.	107	6,517
United Bankshares, Inc.	170	6,389
Susquehanna Bancshares, Inc.	463	6,348
Janus Capital Group, Inc.	369	6,343
PrivateBancorp, Inc. — Class A	177	6,225
Hancock Holding Co.	203	6,062
First Citizens BancShares, Inc. — Class A	23	5,973
Acadia Realty Trust	168	5,859
First Industrial Realty Trust, Inc.	272	5,829
Cousins Properties, Inc.	543	5,755
WisdomTree Investments, Inc.	266	5,708
FNB Corp.	428	5,624
Cathay General Bancorp	196	5,576
RLI Corp.	106	5,555
Western Alliance Bancorporation*	186	5,513
BancorpSouth, Inc.	237	5,503
Texas Capital Bancshares, Inc.*	113	5,497
Wintrust Financial Corp.	115	5,483
Washington Federal, Inc.	250	5,451
Hudson Pacific Properties, Inc.	161	5,344
American Equity Investment Life Holding Co.	183	5,331
Financial Engines, Inc.	127	5,312
Valley National Bancorp	559	5,277
New Residential Investment Corp.	348	5,230
Alexander & Baldwin, Inc.	120	5,182
MB Financial, Inc.	164	5,135
DuPont Fabros Technology, Inc.	157	5,131
Kemper Corp.	131	5,103
Lexington Realty Trust	507	4,984
UMB Financial Corp.	93	4,919
IBERIABANK Corp.	78	4,916
Sabra Health Care REIT, Inc.	146	4,840
Invesco Mortgage Capital, Inc.	304	4,721
Blackhawk Network Holdings, Inc.*	130	4,650
WageWorks, Inc.*	87	4,640
EastGroup Properties, Inc.	77	4,631
Glacier Bancorp, Inc.	184	4,628
Kennedy-Wilson Holdings, Inc.	177	4,627
Chambers Street Properties	585	4,610
Chesapeake Lodging Trust	135	4,567
Home BancShares, Inc.	134	4,541
Washington Real Estate Investment Trust	164	4,531
Capitol Federal Financial, Inc.	353	4,413
First Financial Bankshares, Inc.	158	4,367
Symetra Financial Corp.	186	4,364
Hatteras Financial Corp.	238	4,322
Empire State Realty Trust, Inc. — Class A	226	4,251
Evercore Partners, Inc. — Class A	82	4,235
Mack-Cali Realty Corp.	219	4,222
AmTrust Financial Services, Inc.	74	4,217
New York REIT, Inc.	400	4,192
CVB Financial Corp.	261	4,160
Old National Bancorp	291	4,129
Columbia Banking System, Inc.	142	4,114
South State Corp.	60	4,103
Retail Opportunity Investments Corp.	223	4,081
Education Realty Trust, Inc.	115	4,069
BGC Partners, Inc. — Class A	430	4,064
EverBank Financial Corp.	225	4,057
Selective Insurance Group, Inc.	139	4,038
Trustmark Corp.	166	4,030
Equity One, Inc.	151	4,030
Potlatch Corp.	100	4,004
PS Business Parks, Inc.	48	3,986
Montpelier Re Holdings Ltd.	103	3,960
LTC Properties, Inc.	86	3,956
Pennsylvania Real Estate Investment Trust	170	3,949
Pinnacle Financial Partners, Inc.	88	3,912
Credit Acceptance Corp.*	20	3,900
PennyMac Mortgage Investment Trust	183	3,896
Government Properties Income Trust	168	3,839
Ellie Mae, Inc.*	69	3,816
American Assets Trust, Inc.	88	3,809
Redwood Trust, Inc.	205	3,663

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 27.5% (continued)
Financial - 6.7% (continued)
Hilltop Holdings, Inc.*	185	$3,596
Aircastle Ltd.	159	3,571
CYS Investments, Inc.	400	3,564
Argo Group International Holdings Ltd.	71	3,561
Ramco-Gershenson Properties Trust	191	3,553
Community Bank System, Inc.	100	3,539
FelCor Lodging Trust, Inc.	306	3,516
Associated Estates Realty Corp.	142	3,505
International Bancshares Corp.	134	3,488
BofI Holding, Inc.*	37	3,442
Horace Mann Educators Corp.	100	3,420
Parkway Properties, Inc.	194	3,366
National Penn Bancshares, Inc.	306	3,296
STAG Industrial, Inc.	140	3,293
First Midwest Bancorp, Inc.	186	3,231
Gramercy Property Trust, Inc.	115	3,228
Hersha Hospitality Trust	495	3,203
Springleaf Holdings, Inc.*	61	3,158
Enstar Group Ltd.*	22	3,121
HFF, Inc. — Class A	81	3,041
PHH Corp.*	125	3,021
Physicians Realty Trust	171	3,011
Sterling Bancorp	224	3,004
Summit Hotel Properties, Inc.	211	2,969
Altisource Residential Corp.	141	2,941
St. Joe Co.*	156	2,895
Home Loan Servicing Solutions Ltd.	175	2,895
Franklin Street Properties Corp.	222	2,846
BBCN Bancorp, Inc.	196	2,836
Westamerica Bancorporation	65	2,809
ARMOUR Residential REIT, Inc.	881	2,793
Provident Financial Services, Inc.	149	2,779
Capstead Mortgage Corp.	236	2,778
Greenhill & Company, Inc.	70	2,776
Northwest Bancshares, Inc.	234	2,773
Astoria Financial Corp.	214	2,771
Independent Bank Corp.	63	2,764
Park National Corp.	32	2,738
Chatham Lodging Trust	93	2,735
iStar Financial, Inc.*	209	2,717
NBT Bancorp, Inc.	108	2,706
Ambac Financial Group, Inc.*	111	2,686
Investment Technology Group, Inc.*	88	2,667
WesBanco, Inc.	81	2,639
Essent Group Ltd.*	110	2,630
Encore Capital Group, Inc.*	63	2,620
Chemical Financial Corp.	81	2,540
Union Bankshares Corp.	114	2,532
CoreSite Realty Corp.	52	2,531
First Financial Bancorp	142	2,529
CyrusOne, Inc.	81	2,521
Starwood Waypoint Residential Trust	96	2,482
Nelnet, Inc. — Class A	52	2,461
Eagle Bancorp, Inc.*	64	2,458
Terreno Realty Corp.	106	2,417
Boston Private Financial Holdings, Inc.	197	2,394
Virtus Investment Partners, Inc.	18	2,354
Renasant Corp.	78	2,344
United Community Banks, Inc.	123	2,322
Inland Real Estate Corp.	215	2,298
Infinity Property & Casualty Corp.	28	2,297
Alexander's, Inc.	5	2,283
Kite Realty Group Trust	81	2,282
Select Income REIT	91	2,274
American Capital Mortgage Investment Corp.	126	2,263
LegacyTexas Financial Group, Inc.	98	2,228
Greenlight Capital Re Ltd. — Class A*	70	2,226
Rexford Industrial Realty, Inc.	140	2,213
Banner Corp.	48	2,203
Stewart Information Services Corp.	53	2,154
AMERISAFE, Inc.	46	2,128
Excel Trust, Inc.	151	2,117
Piper Jaffray Cos.*	40	2,098
First Merchants Corp.	89	2,095
First Commonwealth Financial Corp.	232	2,088
Employers Holdings, Inc.	77	2,078
S&T Bancorp, Inc.	73	2,072
Investors Real Estate Trust	276	2,070
Navigators Group, Inc.*	26	2,024
New York Mortgage Trust, Inc.	259	2,010
Tompkins Financial Corp.	37	1,992
Third Point Reinsurance Ltd.*	140	1,981
Universal Insurance Holdings, Inc.	77	1,970
Cohen & Steers, Inc.	48	1,966
Anworth Mortgage Asset Corp.	385	1,960
Apollo Commercial Real Estate Finance, Inc.	113	1,941
Safety Insurance Group, Inc.	32	1,912
United Financial Bancorp, Inc.	152	1,889
Ashford Hospitality Trust, Inc.	193	1,857
Northfield Bancorp, Inc.	124	1,838
City Holding Co.	39	1,834
State Bank Financial Corp.	87	1,827
Maiden Holdings Ltd.	123	1,824
Simmons First National Corp. — Class A	40	1,819
OFG Bancorp	111	1,812
STORE Capital Corp.	77	1,798
Aviv REIT, Inc.	49	1,789
Brookline Bancorp, Inc.	174	1,749
Rouse Properties, Inc.	92	1,744
WSFS Financial Corp.	23	1,739
Wilshire Bancorp, Inc.	173	1,725
First Potomac Realty Trust	145	1,724
TowneBank	107	1,721
Berkshire Hills Bancorp, Inc.	62	1,717

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 27.5% (continued)
Financial - 6.7% (continued)
Capital Bank Financial Corp. — Class A*	62	$1,712
Southside Bancshares, Inc.	59	1,693
Universal Health Realty Income Trust	30	1,688
Hanmi Financial Corp.	79	1,671
Lakeland Financial Corp.	41	1,664
National General Holdings Corp.	88	1,646
Oritani Financial Corp.	113	1,644
Ameris Bancorp	62	1,636
Sandy Spring Bancorp, Inc.	62	1,626
United Fire Group, Inc.	51	1,620
TrustCo Bank Corp. NY	234	1,610
InfraREIT, Inc.	56	1,601
First BanCorp*	257	1,593
Cardinal Financial Corp.	79	1,578
Cedar Realty Trust, Inc.	210	1,573
Cass Information Systems, Inc.	28	1,572
Western Asset Mortgage Capital Corp.	103	1,553
Customers Bancorp, Inc.*	63	1,535
Monmouth Real Estate Investment Corp.	138	1,533
National Western Life Insurance Co. — Class A	6	1,526
Urstadt Biddle Properties, Inc. — Class A	66	1,522
Silver Bay Realty Trust Corp.	94	1,519
Flushing Financial Corp.	75	1,505
Walter Investment Management Corp.*	93	1,502
FBL Financial Group, Inc. — Class A	24	1,488
Cowen Group, Inc. — Class A*	285	1,482
World Acceptance Corp.*	20	1,458
Resource Capital Corp.	319	1,448
American Residential Properties, Inc.*	79	1,421
Agree Realty Corp.	43	1,418
RAIT Financial Trust	201	1,379
Washington Trust Bancorp, Inc.	36	1,375
Saul Centers, Inc.	24	1,373
KCG Holdings, Inc. — Class A*	111	1,361
Forestar Group, Inc.*	86	1,356
TriCo Bancshares	56	1,351
Acacia Research Corp.	124	1,327
Arlington Asset Investment Corp. — Class A	55	1,323
AG Mortgage Investment Trust, Inc.	70	1,319
Dime Community Bancshares, Inc.	81	1,304
Community Trust Bancorp, Inc.	39	1,293
Stock Yards Bancorp, Inc.	37	1,274
Heartland Financial USA, Inc.	39	1,273
CareTrust REIT, Inc.	93	1,261
Apollo Residential Mortgage, Inc.	79	1,260
Heritage Financial Corp.	74	1,258
GAMCO Investors, Inc. — Class A	16	1,256
First Interstate BancSystem, Inc. — Class A	45	1,252
Enova International, Inc.*	63	1,240
First NBC Bank Holding Co.*	37	1,220
First Busey Corp.	179	1,198
1st Source Corp.	37	1,189
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	65	1,188
Getty Realty Corp.	63	1,147
Campus Crest Communities, Inc.	160	1,146
Dynex Capital, Inc.	135	1,143
International. FCStone, Inc.*	38	1,130
Diamond Hill Investment Group, Inc.	7	1,120
GFI Group, Inc.	188	1,115
BancFirst Corp.	18	1,098
QTS Realty Trust, Inc. — Class A	30	1,092
Waterstone Financial, Inc.	85	1,091
ConnectOne Bancorp, Inc.	56	1,090
Westwood Holdings Group, Inc.	18	1,085
CoBiz Financial, Inc.	88	1,084
Lakeland Bancorp, Inc.	94	1,081
Ashford Hospitality Prime, Inc.	63	1,057
HCI Group, Inc.	23	1,055
Meadowbrook Insurance Group, Inc.	124	1,054
CenterState Banks, Inc.	88	1,048
Federated National Holding Co.	34	1,040
Bryn Mawr Bank Corp.	34	1,034
Great Southern Bancorp, Inc.	26	1,024
Yadkin Financial Corp.*	50	1,015
Enterprise Financial Services Corp.	49	1,012
Banc of California, Inc.	82	1,009
First Financial Corp.	28	1,005
MainSource Financial Group, Inc.	50	982
German American Bancorp, Inc.	33	971
Central Pacific Financial Corp.	42	965
Ladenburg Thalmann Financial Services, Inc.*	245	946
Metro Bancorp, Inc.	34	937
NMI Holdings, Inc. — Class A*	125	936
Gladstone Commercial Corp.	50	931
Blue Hills Bancorp, Inc.*	70	925
State Auto Financial Corp.	38	923
United Insurance Holdings Corp.	41	923
Hudson Valley Holding Corp.	36	920
Clifton Bancorp, Inc.	65	917
Beneficial Bancorp, Inc.*	80	903
BNC Bancorp	49	887
Whitestone REIT — Class B	55	873
Southwest Bancorp, Inc.	49	872
RE/MAX Holdings, Inc. — Class A	26	863
First Bancorp	49	860
Independent Bank Group, Inc.	22	856
OneBeacon Insurance Group Ltd. — Class A	56	852

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 27.5% (continued)
Financial - 6.7% (continued)
Bank Mutual Corp.	115	$842
HomeTrust Bancshares, Inc.*	52	830
Mercantile Bank Corp.	42	821
Peoples Financial Services Corp.	18	808
Peapack Gladstone Financial Corp.	37	799
Walker & Dunlop, Inc.*	45	798
CorEnergy Infrastructure Trust, Inc.	115	797
Preferred Bank/Los Angeles CA	29	797
Univest Corporation of Pennsylvania	40	792
First Defiance Financial Corp.	24	788
Ares Commercial Real Estate Corp.	71	785
Park Sterling Corp.	110	781
Peoples Bancorp, Inc.	33	780
Financial Institutions, Inc.	34	780
West Bancorporation, Inc.	39	776
NewStar Financial, Inc.*	66	774
Caesars Acquisition Co. — Class A*	113	768
First of Long Island Corp.	30	765
Bank of Marin Bancorp	15	764
Arrow Financial Corp.	28	760
One Liberty Properties, Inc.	31	757
Stonegate Bank	25	755
Marcus & Millichap, Inc.*	20	750
Bancorp, Inc.*	82	740
NewBridge Bancorp	83	740
Bank of Kentucky Financial Corp.	15	736
Federal Agricultural Mortgage Corp. — Class C	26	733
Independent Bank Corp.	57	731
Flagstar Bancorp, Inc.*	50	726
Bridge Bancorp, Inc.	28	723
Camden National Corp.	18	717
Ladder Capital Corp. — Class A	38	703
First Community Bancshares, Inc.	40	701
Phoenix Companies, Inc.*	14	700
Fidelity Southern Corp.	41	692
Suffolk Bancorp	29	689
Seacoast Banking Corporation of Florida*	48	685
United Community Financial Corp.	125	683
Pacific Premier Bancorp, Inc.*	42	680
Charter Financial Corp.	59	679
Talmer Bancorp, Inc. — Class A	44	674
Citizens, Inc.*	108	665
Armada Hoffler Properties, Inc.	62	661
HomeStreet, Inc.*	36	660
Meridian Bancorp, Inc.*	50	659
Bridge Capital Holdings*	25	653
Meta Financial Group, Inc.	16	636
Guaranty Bancorp	37	628
Citizens & Northern Corp.	31	626
CNB Financial Corp.	36	613
BankFinancial Corp.	46	604
First Connecticut Bancorp, Inc.	39	599
Consolidated-Tomoka Land Co.	10	597
Crawford & Co. — Class B	69	596
Fidelity & Guaranty Life	28	594
Republic Bancorp, Inc. — Class A	24	594
Penns Woods Bancorp, Inc.	12	587
Oppenheimer Holdings, Inc. — Class A	25	587
Pacific Continental Corp.	44	582
TriState Capital Holdings, Inc.*	55	576
Moelis & Co. — Class A	19	572
OceanFirst Financial Corp.	33	570
CU Bancorp*	25	569
Calamos Asset Management, Inc. — Class A	42	565
PennyMac Financial Services, Inc. — Class A*	33	560
Gain Capital Holdings, Inc.	57	557
Altisource Asset Management Corp.*	3	555
Global Indemnity plc — Class A*	20	555
CatchMark Timber Trust, Inc. — Class A	47	551
Baldwin & Lyons, Inc. — Class B	23	540
Horizon Bancorp	23	538
Ames National Corp.	21	522
National Bankshares, Inc.	17	507
Fox Chase Bancorp, Inc.	30	505
UMH Properties, Inc.	50	504
Sierra Bancorp	30	501
Territorial Bancorp, Inc.	21	499
Atlas Financial Holdings, Inc.*	28	495
MidWestOne Financial Group, Inc.	17	490
Square 1 Financial, Inc. — Class A*	18	482
National Interstate Corp.	17	477
Kearny Financial Corp.*	35	475
Heritage Commerce Corp.	52	475
American National Bankshares, Inc.	21	474
FBR & Co.*	20	462
Heritage Oaks Bancorp	55	457
Manning & Napier, Inc. — Class A	34	442
First Business Financial Services, Inc.	10	432
Altisource Portfolio Solutions S.A.*	33	425
Capital City Bank Group, Inc.	26	423
Marlin Business Services Corp.	21	421
First Financial Northwest, Inc.	34	420
First Bancorp, Inc.	24	419
Northrim BanCorp, Inc.	17	417
Kansas City Life Insurance Co.	9	413
eHealth, Inc.*	44	413
EMC Insurance Group, Inc.	12	406

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 27.5% (continued)
Financial - 6.7% (continued)
Owens Realty Mortgage, Inc.	27	$404
Opus Bank	13	401
Regional Management Corp.*	27	399
Sun Bancorp, Inc.*	21	397
Heritage Insurance Holdings, Inc.*	18	396
Enterprise Bancorp, Inc.	18	383
Merchants Bancshares, Inc.	13	379
Stonegate Mortgage Corp.*	35	379
BBX Capital Corp. — Class A*	20	372
Hallmark Financial Services, Inc.*	35	371
Cascade Bancorp*	76	365
Consumer Portfolio Services, Inc.*	52	363
Nicholas Financial, Inc.*	25	350
Macatawa Bank Corp.	65	348
Old Line Bancshares, Inc.	21	332
Trade Street Residential, Inc.	46	329
Century Bancorp, Inc. — Class A	8	318
Donegal Group, Inc. — Class A	20	314
JG Wentworth Co. — Class A*	30	312
MidSouth Bancorp, Inc.	21	310
CommunityOne Bancorp*	29	285
OM Asset Management plc	15	280
Republic First Bancorp, Inc.*	76	276
Independence Holding Co.	19	258
Pzena Investment Management, Inc. — Class A	28	257
RCS Capital Corp. — Class A	24	255
Great Western Bancorp, Inc.	11	242
FXCM, Inc. — Class A	112	239
Ashford, Inc.*	2	238
Palmetto Bancshares, Inc.	11	209
Higher One Holdings, Inc.*	84	203
Silvercrest Asset Management Group, Inc. — Class A	14	200
ServisFirst Bancshares, Inc.	6	198
Trupanion, Inc.*	21	168
Hampton Roads Bankshares, Inc.*	84	159
C1 Financial, Inc.*	8	150
Green Bancorp, Inc.*	12	134
State National Companies, Inc.	13	129
CIFC Corp.	15	115
Anchor BanCorp Wisconsin, Inc.*	3	104
Triumph Bancorp, Inc.*	5	68
RenaissanceRe Holdings Ltd.	0	38
Fifth Street Asset Management, Inc.	3	34
Medley Management, Inc. — Class A	3	33
Total Financial		1,063,284
Consumer, Non-cyclical - 6.0%
Isis Pharmaceuticals, Inc.*	290	18,463
Puma Biotechnology, Inc.*	57	13,457
DexCom, Inc.*	185	11,534
West Pharmaceutical Services, Inc.	174	10,476
WEX, Inc.*	96	10,307
STERIS Corp.	146	10,259
Team Health Holdings, Inc.*	174	10,181
WellCare Health Plans, Inc.*	108	9,877
Cepheid*	172	9,787
PAREXEL International Corp.*	140	9,658
HealthSouth Corp.	217	9,626
United Natural Foods, Inc.*	122	9,399
Receptos, Inc.*	54	8,904
TreeHouse Foods, Inc.*	104	8,841
Deluxe Corp.	123	8,521
Neurocrine Biosciences, Inc.*	206	8,180
Impax Laboratories, Inc.*	173	8,109
Pacira Pharmaceuticals, Inc.*	88	7,819
Acadia Healthcare Company, Inc.*	106	7,590
Euronet Worldwide, Inc.*	126	7,403
Bluebird Bio, Inc.*	61	7,367
Akorn, Inc.*	154	7,317
ABIOMED, Inc.*	99	7,086
OPKO Health, Inc.*,1	486	6,887
Corporate Executive Board Co.	83	6,628
Thoratec Corp.*	155	6,493
Amsurg Corp. — Class A*	104	6,398
Sotheby's	150	6,339
ACADIA Pharmaceuticals, Inc.*	194	6,322
Celldex Therapeutics, Inc.*	220	6,131
Post Holdings, Inc.*	127	5,949
SUPERVALU, Inc.*	500	5,816
Helen of Troy Ltd.*	71	5,786
Haemonetics Corp.*	128	5,749
Darling Ingredients, Inc.*	406	5,688
Boston Beer Company, Inc. — Class A*	21	5,616
Dyax Corp.*	335	5,613
Synageva BioPharma Corp.*	57	5,559
Healthcare Services Group, Inc.	173	5,559
Advisory Board Co.*	104	5,541
Prestige Brands Holdings, Inc.*	128	5,490
NuVasive, Inc.*	115	5,289
Owens & Minor, Inc.	156	5,279
Chemed Corp.	44	5,254
On Assignment, Inc.*	133	5,104
Monro Muffler Brake, Inc.	78	5,074
Grand Canyon Education, Inc.*	115	4,980
Molina Healthcare, Inc.*	74	4,979
Novavax, Inc.*	587	4,854
Exact Sciences Corp.*	219	4,822
Magellan Health, Inc.*	68	4,816
Ironwood Pharmaceuticals, Inc. — Class A*	295	4,720
Anacor Pharmaceuticals, Inc.*	81	4,686
Kindred Healthcare, Inc.	193	4,591
Insulet Corp.*	137	4,569
Sanderson Farms, Inc.	57	4,540
Clovis Oncology, Inc.*	61	4,528
Air Methods Corp.*	97	4,519
Medicines Co.*	160	4,483

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 27.5% (continued)
Consumer, Non-cyclical - 6.0% (continued)
ABM Industries, Inc.	138	$4,397
Lancaster Colony Corp.	46	4,378
Masimo Corp.*	132	4,353
Fresh Market, Inc.*	106	4,309
Cyberonics, Inc.*	66	4,285
Lannett Company, Inc.*	63	4,266
Intrexon Corp.*	93	4,219
Neogen Corp.*	90	4,205
Cardtronics, Inc.*	110	4,136
Seaboard Corp.*	1	4,132
Heartland Payment Systems, Inc.	88	4,123
Globus Medical, Inc. — Class A*	162	4,089
Ligand Pharmaceuticals, Inc. — Class B*	53	4,087
Vector Group Ltd.	186	4,086
Korn/Ferry International	123	4,043
Portola Pharmaceuticals, Inc.*	105	3,986
J&J Snack Foods Corp.	37	3,948
Cantel Medical Corp.	83	3,943
B&G Foods, Inc.	132	3,885
Bright Horizons Family Solutions, Inc.*	75	3,845
Huron Consulting Group, Inc.*	58	3,837
Integra LifeSciences Holdings Corp.*	62	3,822
Dean Foods Co.	231	3,818
Matthews International Corp. — Class A	74	3,812
FTI Consulting, Inc.*	101	3,783
Catalent, Inc.*	121	3,769
Snyder's-Lance, Inc.	117	3,739
HeartWare International, Inc.*	42	3,686
PTC Therapeutics, Inc.*	60	3,651
Halozyme Therapeutics, Inc.*	255	3,641
Spectranetics Corp.*	103	3,580
ExamWorks Group, Inc.*	86	3,579
Rent-A-Center, Inc.	130	3,567
EVERTEC, Inc.	162	3,541
Greatbatch, Inc.*	61	3,529
Abaxis, Inc.	55	3,526
Fresh Del Monte Produce, Inc.	89	3,463
Nektar Therapeutics*	313	3,443
Acorda Therapeutics, Inc.*	103	3,428
Agios Pharmaceuticals, Inc.*	36	3,395
CONMED Corp.	67	3,383
ARIAD Pharmaceuticals, Inc.*	407	3,354
HMS Holdings Corp.*	216	3,337
Brink's Co.	119	3,288
WD-40 Co.	37	3,276
Depomed, Inc.*	143	3,205
Theravance, Inc.	203	3,191
Keryx Biopharmaceuticals, Inc.*	250	3,183
Wright Medical Group, Inc.*	123	3,173
Natus Medical, Inc.*	79	3,118
ICU Medical, Inc.*	33	3,074
Tumi Holdings, Inc.*	125	3,058
Cambrex Corp.*	76	3,011
Cal-Maine Foods, Inc.	76	2,969
AMAG Pharmaceuticals, Inc.*	54	2,952
SpartanNash Co.	93	2,935
Insperity, Inc.	56	2,928
MannKind Corp.*,1	563	2,928
Andersons, Inc.	70	2,896
Select Medical Holdings Corp.	194	2,877
Merrimack Pharmaceuticals, Inc.*	242	2,875
Chimerix, Inc.*	75	2,827
Analogic Corp.	31	2,818
LifeLock, Inc.*	199	2,808
PDL BioPharma, Inc.	396	2,786
TESARO, Inc.*	48	2,755
Achillion Pharmaceuticals, Inc.*	278	2,741
Endologix, Inc.*	158	2,697
Universal Corp.	57	2,688
NewLink Genetics Corp.*	49	2,681
Cardiovascular Systems, Inc.*	68	2,655
AMN Healthcare Services, Inc.*	115	2,653
Sangamo BioSciences, Inc.*	168	2,634
NxStage Medical, Inc.*	152	2,630
Arena Pharmaceuticals, Inc.*	595	2,600
Ensign Group, Inc.	55	2,577
Cempra, Inc.*	74	2,539
Insmed, Inc.*	122	2,538
Prothena Corporation plc*	66	2,517
Array BioPharma, Inc.*	341	2,513
Auspex Pharmaceuticals, Inc.*	25	2,507
TrueBlue, Inc.*	102	2,484
Repligen Corp.*	79	2,398
MiMedx Group, Inc.*	230	2,392
ZIOPHARM Oncology, Inc.*	222	2,391
Diamond Foods, Inc.*	73	2,378
Orexigen Therapeutics, Inc.*	301	2,357
ACCO Brands Corp.*	281	2,335
Tetraphase Pharmaceuticals, Inc.*	63	2,308
Tornier N.V.*	88	2,307
Affymetrix, Inc.*	179	2,248
Zeltiq Aesthetics, Inc.*	72	2,220
KYTHERA Biopharmaceuticals, Inc.*	43	2,156
Bio-Reference Laboratories, Inc.*	61	2,150
Multi-Color Corp.	31	2,149
McGrath RentCorp	64	2,106
PharMerica Corp.*	74	2,086
Emergent Biosolutions, Inc.*	72	2,071
Merit Medical Systems, Inc.*	106	2,041
Omeros Corp.*	91	2,005
ICF International, Inc.*	49	2,002
Hanger, Inc.*	87	1,974
Meridian Bioscience, Inc.	103	1,965
IPC Healthcare, Inc.*	42	1,959
Team, Inc.*	50	1,949
Aegerion Pharmaceuticals, Inc.*	73	1,910
ImmunoGen, Inc.*	212	1,897
Quidel Corp.*	70	1,889
RPX Corp.*	131	1,885
Capital Senior Living Corp.*	72	1,868
Calavo Growers, Inc.	36	1,851

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 27.5% (continued)
Consumer, Non-cyclical - 6.0% (continued)
Amedisys, Inc.*	67	$1,794
Momenta Pharmaceuticals, Inc.*	118	1,794
USANA Health Sciences, Inc.*	16	1,778
Accuray, Inc.*	189	1,758
TherapeuticsMD, Inc.*	290	1,755
Capella Education Co.	27	1,752
Kforce, Inc.	78	1,740
Cynosure, Inc. — Class A*	55	1,687
Resources Connection, Inc.	96	1,680
Infinity Pharmaceuticals, Inc.*	120	1,678
Raptor Pharmaceutical Corp.*	154	1,674
National Healthcare Corp.	26	1,656
Tootsie Roll Industries, Inc.	49	1,652
Foundation Medicine, Inc.*	34	1,636
Orthofix International N.V.*	45	1,615
Ingles Markets, Inc. — Class A	32	1,583
Ophthotech Corp.*	34	1,582
Navigant Consulting, Inc.*	121	1,568
Quad/Graphics, Inc.	68	1,563
BioCryst Pharmaceuticals, Inc.*	173	1,562
Hyperion Therapeutics, Inc.*	34	1,561
Acceleron Pharma, Inc.*	41	1,560
MacroGenics, Inc.*	49	1,537
Healthways, Inc.*	78	1,537
Invacare Corp.	79	1,533
LDR Holding Corp.*	41	1,502
Luminex Corp.*	93	1,488
Anika Therapeutics, Inc.*	36	1,482
Relypsa, Inc.*	41	1,479
Geron Corp.*	387	1,459
OvaScience, Inc.*	42	1,459
Insys Therapeutics, Inc.*	25	1,453
Strayer Education, Inc.*	27	1,442
Boulder Brands, Inc.*	150	1,430
Monster Worldwide, Inc.*	225	1,427
US Physical Therapy, Inc.	30	1,425
Viad Corp.	51	1,419
NutriSystem, Inc.	71	1,419
Ascent Capital Group, Inc. — Class A*	35	1,393
AtriCure, Inc.*	68	1,393
Weis Markets, Inc.	28	1,393
Esperion Therapeutics, Inc.*	15	1,389
Atrion Corp.	4	1,382
TriNet Group, Inc.*	39	1,374
Inter Parfums, Inc.	41	1,337
GenMark Diagnostics, Inc.*	103	1,337
K12, Inc.*	85	1,336
Sarepta Therapeutics, Inc.*	100	1,328
Kite Pharma, Inc.*	23	1,327
Phibro Animal Health Corp. — Class A	37	1,310
Genomic Health, Inc.*	42	1,283
Vascular Solutions, Inc.*	42	1,273
Retrophin, Inc.*	53	1,270
Rockwell Medical, Inc.*	116	1,268
Accelerate Diagnostics, Inc.*	56	1,260
American Public Education, Inc.*	42	1,259
Coca-Cola Bottling Company Consolidated	11	1,244
Global Cash Access Holdings, Inc.*	162	1,234
Exelixis, Inc.*,1	480	1,234
Sagent Pharmaceuticals, Inc.*	53	1,232
Green Dot Corp. — Class A*	77	1,226
Unilife Corp.*	304	1,219
Triple-S Management Corp. — Class B*	61	1,213
Inovio Pharmaceuticals, Inc.*	148	1,208
Ultragenyx Pharmaceutical, Inc.*	19	1,180
Kelly Services, Inc. — Class A	67	1,168
Revlon, Inc. — Class A*	28	1,154
Five Prime Therapeutics, Inc.*	50	1,143
Aratana Therapeutics, Inc.*	71	1,137
Central Garden & Pet Co. — Class A*	107	1,136
Sequenom, Inc.*	287	1,134
Karyopharm Therapeutics, Inc.*	37	1,133
SciClone Pharmaceuticals, Inc.*	127	1,125
Xoom Corp.*	76	1,117
Universal American Corp.*	104	1,111
Heidrick & Struggles International, Inc.	45	1,106
Surgical Care Affiliates, Inc.*	32	1,099
AngioDynamics, Inc.*	61	1,085
BioDelivery Sciences International, Inc.*	103	1,082
Medifast, Inc.*	36	1,079
Synergy Pharmaceuticals, Inc.*	231	1,067
ANI Pharmaceuticals, Inc.*	17	1,063
TG Therapeutics, Inc.*	67	1,037
Forrester Research, Inc.	28	1,030
Progenics Pharmaceuticals, Inc.*	171	1,023
Albany Molecular Research, Inc.*	58	1,021
XenoPort, Inc.*	143	1,018
Theravance Biopharma, Inc.*	58	1,006
Intra-Cellular Therapies, Inc.*	42	1,003
Elizabeth Arden, Inc.*	64	998
LHC Group, Inc.*	30	991
Chefs' Warehouse, Inc.*	44	987
Spectrum Pharmaceuticals, Inc.*	161	977
CorVel Corp.*	28	963
Carriage Services, Inc. — Class A	40	955
CBIZ, Inc.*	102	952
Almost Family, Inc.*	21	939
ARC Document Solutions, Inc.*	101	932
Ennis, Inc.	65	918
Arrowhead Research Corp.*	135	913
Cerus Corp.*	219	913
Cross Country Healthcare, Inc.*	77	913
SurModics, Inc.*	35	911
John B Sanfilippo & Son, Inc.	21	905
OraSure Technologies, Inc.*	138	903
LendingTree, Inc.*	16	896

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 27.5% (continued)
Consumer, Non-cyclical - 6.0% (continued)
Vanda Pharmaceuticals, Inc.*	96	$893
Great Lakes Dredge & Dock Corp.*	148	889
Pernix Therapeutics Holdings, Inc.*	82	877
Tejon Ranch Co.*	33	873
Supernus Pharmaceuticals, Inc.*	72	870
Radius Health, Inc.*	21	864
Aerie Pharmaceuticals, Inc.*	27	846
Heron Therapeutics, Inc.*	58	844
Landauer, Inc.	24	843
SP Plus Corp.*	38	830
Career Education Corp.*	165	830
Pacific Biosciences of California, Inc.*	142	829
Osiris Therapeutics, Inc.*	47	826
XOMA Corp.*	223	812
CRA International, Inc.*	26	809
OncoMed Pharmaceuticals, Inc.*	31	799
Enanta Pharmaceuticals, Inc.*	26	796
Agenus, Inc.*	154	790
Immunomedics, Inc.*	204	781
Antares Pharma, Inc.*	288	780
Rigel Pharmaceuticals, Inc.*	216	771
Barrett Business Services, Inc.	18	771
Avalanche Biotechnologies, Inc.*	19	770
Ampio Pharmaceuticals, Inc.*	101	761
Zafgen, Inc.*	19	753
BioScrip, Inc.*	169	749
Corcept Therapeutics, Inc.*	132	739
Alder Biopharmaceuticals, Inc.*	25	722
CryoLife, Inc.	69	716
ZS Pharma, Inc.*	17	715
Verastem, Inc.*	70	712
Omega Protein Corp.*	52	712
STAAR Surgical Co.*	95	706
Sage Therapeutics, Inc.*	14	703
Adeptus Health, Inc. — Class A*	14	703
Idera Pharmaceuticals, Inc.*	189	701
CSS Industries, Inc.	23	693
Northwest Biotherapeutics, Inc.*	94	693
RTI Surgical, Inc.*	140	692
Sucampo Pharmaceuticals, Inc. — Class A*	44	685
National Beverage Corp.*	28	683
RadNet, Inc.*	81	680
Otonomy, Inc.*	19	672
CTI BioPharma Corp.*	370	670
HealthEquity, Inc.*	26	650
IGI Laboratories, Inc.*	79	645
Regulus Therapeutics, Inc.*	38	644
BioTime, Inc.*	128	636
Natural Grocers by Vitamin Cottage, Inc.*	23	635
Seneca Foods Corp. — Class A*	21	626
MoneyGram International, Inc.*	72	622
Mirati Therapeutics, Inc.*	21	616
Exactech, Inc.*	24	615
Limoneira Co.	28	610
Paylocity Holding Corp.*	21	601
Civeo Corp.	232	589
Navidea Biopharmaceuticals, Inc.*	370	588
Ocular Therapeutix, Inc.*	14	588
Peregrine Pharmaceuticals, Inc.*	434	586
Lexicon Pharmaceuticals, Inc.*	618	584
Epizyme, Inc.*	31	582
Threshold Pharmaceuticals, Inc.*	143	581
Cytokinetics, Inc.*	85	576
BioTelemetry, Inc.*	65	575
Endocyte, Inc.*	91	570
Xencor, Inc.*	37	567
Oxford Immunotec Global plc*	40	563
Hackett Group, Inc.	62	554
VIVUS, Inc.*,1	222	546
Organovo Holdings, Inc.*	154	545
Utah Medical Products, Inc.	9	539
Stemline Therapeutics, Inc.*	37	535
Village Super Market, Inc. — Class A	17	534
Pendrell Corp.*	402	523
ServiceSource International, Inc.*	168	521
Franklin Covey Co.*	27	520
Universal Technical Institute, Inc.	54	518
POZEN, Inc.*	67	517
Repros Therapeutics, Inc.*	60	515
K2M Group Holdings, Inc.*	23	507
ChemoCentryx, Inc.*	67	506
CDI Corp.	35	492
Weight Watchers International, Inc.*	68	475
Derma Sciences, Inc.*	56	474
Five Star Quality Care, Inc.*	106	471
CytRx Corp.*	138	465
Senomyx, Inc.*	104	459
Electro Rent Corp.	40	454
SFX Entertainment, Inc.*	109	446
Farmer Bros Co.*	18	446
Revance Therapeutics, Inc.*	21	435
Inventure Foods, Inc.*	38	425
Inogen, Inc.*	13	416
Nutraceutical International Corp.*	21	414
Zogenix, Inc.*	301	412
Cellular Dynamics International, Inc.*	25	411
Collectors Universe, Inc.	18	406
Galena Biopharma, Inc.*	290	403
Bridgepoint Education, Inc.*	41	396
ITT Educational Services, Inc.*	57	387
Versartis, Inc.*	21	386
Oncothyreon, Inc.*	229	373
Addus HomeCare Corp.*	16	368

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 27.5% (continued)
Consumer, Non-cyclical - 6.0% (continued)
Craft Brew Alliance, Inc.*	27	$368
Intersect ENT, Inc.*	14	362
Alico, Inc.	7	359
Nature's Sunshine Products, Inc.	27	354
BioSpecifics Technologies Corp.*	9	352
Vital Therapies, Inc.*	14	350
National Research Corp. — Class A	24	346
Amphastar Pharmaceuticals, Inc.*	23	344
Flexion Therapeutics, Inc.*	15	338
Bio-Path Holdings, Inc.*	180	324
Information Services Group, Inc.	81	323
Neuralstem, Inc.*	169	321
Alimera Sciences, Inc.*	64	321
Immune Design Corp.*	15	317
Fairway Group Holdings Corp.*	46	311
Synta Pharmaceuticals Corp.*	160	310
Sunesis Pharmaceuticals, Inc.*	121	296
Cenveo, Inc.*	137	293
Applied Genetic Technologies Corp.*	14	280
Liberty Tax, Inc.	10	278
Synutra International, Inc.*	43	275
PRGX Global, Inc.*	68	273
Liberator Medical Holdings, Inc.	78	273
Alliance HealthCare Services, Inc.*	12	266
Hill International, Inc.*	74	266
Tandem Diabetes Care, Inc.*	21	265
Enzo Biochem, Inc.*	89	263
Lifeway Foods, Inc.*	12	257
NanoString Technologies, Inc.*	25	255
Performant Financial Corp.*	72	245
Nevro Corp.*	5	240
Alliance One International, Inc.*	216	238
AcelRx Pharmaceuticals, Inc.*	61	235
NanoViricides, Inc.*	104	234
T2 Biosystems, Inc.*	15	233
Cytori Therapeutics, Inc.*,1	192	227
Akebia Therapeutics, Inc.*	20	222
Dicerna Pharmaceuticals, Inc.*	9	216
TransEnterix, Inc.*	71	208
TriVascular Technologies, Inc.*	18	189
Kindred Biosciences, Inc.*	26	186
Pain Therapeutics, Inc.*	94	178
Achaogen, Inc.*	18	176
Incorporated Research Holdings, Inc. — Class A*	5	164
Ardelyx, Inc.*	12	157
Female Health Co.	54	153
NeoStem, Inc.*	60	152
Actinium Pharmaceuticals, Inc.*	61	151
Galectin Therapeutics, Inc.*	44	147
Egalet Corp.*	11	142
Cara Therapeutics, Inc.*	14	141
Ohr Pharmaceutical, Inc.*	52	132
Marrone Bio Innovations, Inc.*	34	132
Civitas Solutions, Inc.*	6	126
Atara Biotherapeutics, Inc.*	3	125
Smart & Final Stores, Inc.*	7	123
Adamas Pharmaceuticals, Inc.*	7	122
Coherus Biosciences, Inc.*	4	122
Care.com, Inc.*	16	121
Genocea Biosciences, Inc.*	10	119
Veracyte, Inc.*	16	116
Eleven Biotherapeutics, Inc.*	13	116
Loxo Oncology, Inc.*	9	112
22nd Century Group, Inc.*	110	95
AAC Holdings, Inc.*	3	92
PhotoMedex, Inc.*	32	64
Neff Corp. — Class A*	6	63
Dermira, Inc.*	4	61
Sientra, Inc.*	3	58
Regado Biosciences, Inc.*	38	46
Roka Bioscience, Inc.*	12	38
Vitae Pharmaceuticals, Inc.*	3	35
Tokai Pharmaceuticals, Inc.*	3	34
Total Consumer, Non-cyclical		968,828
Consumer, Cyclical - 3.8%
Office Depot, Inc.*	1,319	12,136
JetBlue Airways Corp.*	613	11,799
Brunswick Corp.	229	11,783
Jack in the Box, Inc.	99	9,495
Vail Resorts, Inc.	89	9,204
Dana Holding Corp.	418	8,844
Tenneco, Inc.*	150	8,613
Casey's General Stores, Inc.	95	8,560
Buffalo Wild Wings, Inc.*	47	8,517
Wolverine World Wide, Inc.	250	8,363
American Eagle Outfitters, Inc.	480	8,198
Watsco, Inc.	64	8,044
Pool Corp.	111	7,743
Restoration Hardware Holdings, Inc.*	76	7,538
Life Time Fitness, Inc.*	101	7,167
Cracker Barrel Old Country Store, Inc.	47	7,150
Skechers U.S.A., Inc. — Class A*	96	6,903
Allegiant Travel Co. — Class A	34	6,538
Texas Roadhouse, Inc. — Class A	172	6,265
Asbury Automotive Group, Inc.*	75	6,232
Men's Wearhouse, Inc.	118	6,160
Cooper Tire & Rubber Co.	143	6,126
HNI Corp.	111	6,124
Cheesecake Factory, Inc.	123	6,068
Ryland Group, Inc.	116	5,655
HSN, Inc.	82	5,595
TRI Pointe Homes, Inc.*	362	5,586
Lithia Motors, Inc. — Class A	56	5,567
Steven Madden Ltd.*	144	5,472
Marriott Vacations Worldwide Corp.	66	5,349
Pinnacle Entertainment, Inc.*	147	5,305
G-III Apparel Group Ltd.*	47	5,296
Group 1 Automotive, Inc.	60	5,180

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 27.5% (continued)
Consumer, Cyclical - 3.8% (continued)
Mobile Mini, Inc.	115	$4,904
Five Below, Inc.*	134	4,766
ANN, Inc.*	116	4,759
Papa John's International, Inc.	76	4,698
Meritage Homes Corp.*	96	4,669
Bloomin' Brands, Inc.	190	4,623
Select Comfort Corp.*	134	4,619
Gentherm, Inc.*	87	4,394
DineEquity, Inc.	41	4,387
UniFirst Corp.	37	4,355
American Axle & Manufacturing Holdings, Inc.*	167	4,314
Sonic Corp.	134	4,248
Burlington Stores, Inc.*	71	4,219
Genesco, Inc.*	59	4,203
Columbia Sportswear Co.	68	4,141
Herman Miller, Inc.	146	4,053
Fiesta Restaurant Group, Inc.*	66	4,026
Iconix Brand Group, Inc.*	119	4,007
United Stationers, Inc.	97	3,976
PriceSmart, Inc.	46	3,909
Steelcase, Inc. — Class A	204	3,864
Beacon Roofing Supply, Inc.*	122	3,819
Churchill Downs, Inc.	33	3,794
Core-Mark Holding Company, Inc.	57	3,666
Outerwall, Inc.	55	3,636
La-Z-Boy, Inc.	129	3,626
Buckle, Inc.	70	3,576
G&K Services, Inc. — Class A	49	3,554
Brown Shoe Company, Inc.	108	3,542
Popeyes Louisiana Kitchen, Inc.*	58	3,470
Children's Place, Inc.	54	3,466
Express, Inc.*	208	3,438
Interface, Inc. — Class A	164	3,408
Dorman Products, Inc.*	67	3,333
BJ's Restaurants, Inc.*	66	3,330
First Cash Financial Services, Inc.*	71	3,302
Pier 1 Imports, Inc.	233	3,257
KB Home	207	3,233
Krispy Kreme Doughnuts, Inc.*	161	3,218
Standard Pacific Corp.*	355	3,195
Hibbett Sports, Inc.*	64	3,140
Vitamin Shoppe, Inc.*	76	3,130
Red Robin Gourmet Burgers, Inc.*	35	3,045
Meritor, Inc.*	241	3,039
Penn National Gaming, Inc.*	194	3,038
Belmond Ltd. — Class A*	238	2,923
Finish Line, Inc. — Class A	119	2,918
Diamond Resorts International, Inc.*	87	2,908
ScanSource, Inc.*	70	2,846
Guess?, Inc.	152	2,826
Bob Evans Farms, Inc.	61	2,822
Knoll, Inc.	119	2,788
MDC Holdings, Inc.	96	2,736
Oxford Industries, Inc.	36	2,716
Boyd Gaming Corp.*	191	2,712
Cato Corp. — Class A	68	2,693
Crocs, Inc.*	226	2,669
La Quinta Holdings, Inc.*	109	2,581
Mattress Firm Holding Corp.*	37	2,577
Interval Leisure Group, Inc.	98	2,569
TiVo, Inc.*	236	2,504
Denny's Corp.*	215	2,451
Hawaiian Holdings, Inc.*	111	2,445
Sonic Automotive, Inc. — Class A	98	2,440
Barnes & Noble, Inc.*	101	2,399
Wabash National Corp.*	170	2,397
iRobot Corp.*	73	2,382
Rush Enterprises, Inc. — Class A*	85	2,326
National CineMedia, Inc.	150	2,265
International Speedway Corp. — Class A	69	2,250
Universal Electronics, Inc.*	39	2,201
Libbey, Inc.	53	2,116
Lumber Liquidators Holdings, Inc.*	68	2,093
Conn's, Inc.*	69	2,089
Standard Motor Products, Inc.	49	2,071
Biglari Holdings, Inc.*	5	2,071
Zumiez, Inc.*	51	2,053
Carmike Cinemas, Inc.*	60	2,016
Cooper-Standard Holding, Inc.*	34	2,013
Wesco Aircraft Holdings, Inc.*	129	1,976
H&E Equipment Services, Inc.	77	1,924
Steiner Leisure Ltd.*	40	1,896
Francesca's Holdings Corp.*	104	1,851
AMC Entertainment Holdings, Inc. — Class A	52	1,845
SkyWest, Inc.	126	1,841
Callaway Golf Co.	191	1,820
Stage Stores, Inc.	78	1,788
Regis Corp.*	108	1,767
Tuesday Morning Corp.*	107	1,723
Ethan Allen Interiors, Inc.	62	1,714
Republic Airways Holdings, Inc.*	122	1,678
Cavco Industries, Inc.*	22	1,651
American Woodmark Corp.*	30	1,642
MarineMax, Inc.*	61	1,617
Cash America International, Inc.	69	1,608
Modine Manufacturing Co.*	118	1,589
Fred's, Inc. — Class A	91	1,555
Remy International, Inc.	68	1,510
DTS, Inc.*	42	1,431
M/I Homes, Inc.*	60	1,430
Winnebago Industries, Inc.	67	1,424
Ruth's Hospitality Group, Inc.	89	1,413
Rentrak Corp.*	25	1,389
Tower International, Inc.*	51	1,357
Unifi, Inc.*	37	1,335
Caesars Entertainment Corp.*	126	1,327
Scientific Games Corp. — Class A*	125	1,309
Movado Group, Inc.	45	1,283

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 27.5% (continued)
Consumer, Cyclical - 3.8% (continued)
Pep Boys-Manny Moe & Jack*	131	$1,260
Douglas Dynamics, Inc.	55	1,256
Haverty Furniture Companies, Inc.	50	1,244
Motorcar Parts of America, Inc.*	44	1,223
Nautilus, Inc.*	77	1,176
Beazer Homes USA, Inc.*	66	1,170
Del Frisco's Restaurant Group, Inc.*	58	1,169
Arctic Cat, Inc.	32	1,162
EZCORP, Inc. — Class A*	127	1,160
William Lyon Homes — Class A*	44	1,136
Superior Industries International, Inc.	58	1,098
Shoe Carnival, Inc.	37	1,089
Citi Trends, Inc.*	39	1,053
ClubCorp Holdings, Inc.	54	1,045
America's Car-Mart, Inc.*	19	1,031
Hovnanian Enterprises, Inc. — Class A*	288	1,025
Titan International, Inc.	109	1,020
Daktronics, Inc.	93	1,005
Eros International plc*	55	961
Federal-Mogul Holdings Corp.*	71	945
Marcus Corp.	44	937
Chuy's Holdings, Inc.*	41	924
Ruby Tuesday, Inc.*	152	914
Kimball International, Inc. — Class B	85	891
Vera Bradley, Inc.*	54	876
Kirkland's, Inc.*	36	855
Stein Mart, Inc.	68	847
Tile Shop Holdings, Inc.*	69	836
PetMed Express, Inc.	50	826
Container Store Group, Inc.*	42	800
Isle of Capri Casinos, Inc.*	53	745
Carrols Restaurant Group, Inc.*	87	721
Bravo Brio Restaurant Group, Inc.*	48	705
Perry Ellis International, Inc.*	30	695
WCI Communities, Inc.*	29	695
NACCO Industries, Inc. — Class A	13	689
Miller Industries, Inc.	28	686
Aeropostale, Inc.*	194	673
Speedway Motorsports, Inc.	29	660
Jamba, Inc.*	43	633
PC Connection, Inc.	24	626
Quiksilver, Inc.*	335	620
Big 5 Sporting Goods Corp.	46	610
Build-A-Bear Workshop, Inc. — Class A*	31	609
Strattec Security Corp.	8	591
Culp, Inc.	22	589
LGI Homes, Inc.*	35	583
Reading International, Inc. — Class A*	43	578
Titan Machinery, Inc.*	42	561
Morgans Hotel Group Co.*	72	558
Skullcandy, Inc.*	49	554
El Pollo Loco Holdings, Inc.*	21	538
Black Diamond, Inc.*	56	529
Winmark Corp.	6	525
Vince Holding Corp.*	28	519
Destination Maternity Corp.	34	512
Potbelly Corp.*	37	507
Christopher & Banks Corp.*	90	500
Malibu Boats, Inc. — Class A*	21	490
Norcraft Companies, Inc.*	19	486
Installed Building Products, Inc.*	22	479
Weyco Group, Inc.	16	478
Roundy's, Inc.*	97	474
Noodles & Co.*	27	471
Zoe's Kitchen, Inc.*	14	466
Sequential Brands Group, Inc.*	42	449
AV Homes, Inc.*	28	447
Accuride Corp.*	95	443
Monarch Casino & Resort, Inc.*	23	440
VOXX International Corp. — Class A*	48	440
Nathan's Famous, Inc.	8	433
Fox Factory Holding Corp.*	28	430
Houston Wire & Cable Co.	44	428
Destination XL Group, Inc.*	86	425
Commercial Vehicle Group, Inc.*	65	419
Escalade, Inc.	24	417
Spartan Motors, Inc.	85	412
Tilly's, Inc. — Class A*	26	407
West Marine, Inc.*	43	399
Johnson Outdoors, Inc. — Class A	12	397
Lifetime Brands, Inc.	26	397
Fuel Systems Solutions, Inc.*	35	386
Flexsteel Industries, Inc.	12	375
LeapFrog Enterprises, Inc. — Class A*	161	351
Famous Dave's of America, Inc.*	12	342
Pacific Sunwear of California, Inc.*	123	339
New Home Company, Inc.*	21	335
Dixie Group, Inc.*	37	335
Systemax, Inc.*	27	330
JAKKS Pacific, Inc.*	46	315
Intrawest Resorts Holdings, Inc.*	33	288
bebe stores, Inc.	77	280
Gaiam, Inc. — Class A*	37	270
Papa Murphy's Holdings, Inc.*	14	254
Bon-Ton Stores, Inc.	36	251
Sears Hometown and Outlet Stores, Inc.*	29	224
Marine Products Corp.	26	223
Century Communities, Inc.*	10	193
Sportsman's Warehouse Holdings, Inc.*	24	192
hhgregg, Inc.*	30	184
New York & Company, Inc.*	72	180
Empire Resorts, Inc.*	38	175

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 27.5% (continued)
Consumer, Cyclical - 3.8% (continued)
UCP, Inc. — Class A*	20	$174
Ignite Restaurant Group, Inc.*	18	87
Speed Commerce, Inc.*	120	77
Total Consumer, Cyclical		609,755
Industrial - 3.5%
Graphic Packaging Holding Co.	807	11,733
Cognex Corp.*	214	10,612
Belden, Inc.	108	10,103
HEICO Corp.	164	10,014
Teledyne Technologies, Inc.*	92	9,819
Esterline Technologies Corp.*	78	8,925
Curtiss-Wright Corp.	119	8,799
Woodward, Inc.	164	8,366
Generac Holdings, Inc.*	170	8,277
CLARCOR, Inc.	124	8,192
Berry Plastics Group, Inc.*	222	8,035
FEI Co.	104	7,939
EMCOR Group, Inc.	165	7,669
Moog, Inc. — Class A*	102	7,655
EnerSys	109	7,002
KapStone Paper and Packaging Corp.	209	6,864
Polypore International, Inc.*	111	6,538
XPO Logistics, Inc.*	130	5,912
Louisiana-Pacific Corp.*	348	5,745
Littelfuse, Inc.	56	5,566
Swift Transportation Co. — Class A*	210	5,464
Barnes Group, Inc.	134	5,426
Mueller Industries, Inc.	140	5,058
Rexnord Corp.*	185	4,938
Sanmina Corp.*	203	4,911
Masonite International Corp.*	73	4,911
Hillenbrand, Inc.	155	4,785
Knight Transportation, Inc.	147	4,741
Universal Display Corp.*	100	4,675
Applied Industrial Technologies, Inc.	103	4,671
Trex Company, Inc.*	83	4,526
Franklin Electric Company, Inc.	118	4,501
Matson, Inc.	106	4,468
Methode Electronics, Inc.	94	4,422
RBC Bearings, Inc.	57	4,363
Tetra Tech, Inc.	175	4,204
Forward Air Corp.	77	4,181
Dycom Industries, Inc.*	84	4,103
Scorpio Tankers, Inc.	434	4,088
Coherent, Inc.*	62	4,028
Greenbrier Companies, Inc.	68	3,944
Proto Labs, Inc.*	56	3,920
Watts Water Technologies, Inc. — Class A	70	3,852
Mueller Water Products, Inc. — Class A	391	3,851
Simpson Manufacturing Company, Inc.	102	3,812
Rogers Corp.*	45	3,699
EnPro Industries, Inc.	56	3,693
MSA Safety, Inc.	73	3,641
OSI Systems, Inc.*	49	3,639
Boise Cascade Co.*	97	3,634
Actuant Corp. — Class A	153	3,632
Hub Group, Inc. — Class A*	91	3,575
Drew Industries, Inc.	58	3,570
Itron, Inc.*	97	3,541
Werner Enterprises, Inc.	110	3,455
TriMas Corp.*	112	3,448
Harsco Corp.	199	3,435
GenCorp, Inc.*	148	3,432
Plexus Corp.*	84	3,425
TAL International Group, Inc.	84	3,421
Astronics Corp.*	46	3,390
Granite Construction, Inc.	96	3,373
Brady Corp. — Class A	118	3,338
Headwaters, Inc.*	181	3,319
TASER International, Inc.*	133	3,207
Benchmark Electronics, Inc.*	133	3,196
Heartland Express, Inc.	134	3,184
Apogee Enterprises, Inc.	72	3,110
MasTec, Inc.*	161	3,107
AAR Corp.	98	3,009
Tennant Co.	45	2,942
AZZ, Inc.	63	2,936
Exponent, Inc.	33	2,934
Fluidigm Corp.*	69	2,905
Kaman Corp.	68	2,885
UTI Worldwide, Inc.*	226	2,780
Universal Forest Products, Inc.	50	2,774
Albany International Corp. — Class A	69	2,743
RTI International Metals, Inc.*	76	2,729
Saia, Inc.*	61	2,702
FARO Technologies, Inc.*	43	2,672
Atlas Air Worldwide Holdings, Inc.*	62	2,667
US Ecology, Inc.	53	2,648
Cubic Corp.	51	2,640
Chart Industries, Inc.*	75	2,631
Standex International Corp.	32	2,628
Nordic American Tankers Ltd.	220	2,620
Advanced Energy Industries, Inc.*	101	2,592
ESCO Technologies, Inc.	66	2,573
John Bean Technologies Corp.	72	2,572
AAON, Inc.	104	2,551
Federal Signal Corp.	155	2,447
ArcBest Corp.	64	2,425
CIRCOR International, Inc.	44	2,407
Sturm Ruger & Company, Inc.	48	2,383
II-VI, Inc.*	129	2,381
Briggs & Stratton Corp.	115	2,362
Lindsay Corp.	30	2,288
Sun Hydraulics Corp.	55	2,275
Quanex Building Products Corp.	110	2,171
Ship Finance International Ltd.	146	2,161
Badger Meter, Inc.	36	2,158
Tutor Perini Corp.*	92	2,148
General Cable Corp.	120	2,068
Nortek, Inc.*	23	2,030
GasLog Ltd.	104	2,020

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 27.5% (continued)
Industrial - 3.5% (continued)
Astec Industries, Inc.	47	$2,015
LSB Industries, Inc.*	48	1,984
Comfort Systems USA, Inc.	93	1,957
Encore Wire Corp.	51	1,932
Hyster-Yale Materials Handling, Inc.	26	1,906
Newport Corp.*	98	1,868
Altra Industrial Motion Corp.	67	1,852
Raven Industries, Inc.	90	1,841
Smith & Wesson Holding Corp.*	143	1,820
Roadrunner Transportation Systems, Inc.*	69	1,744
Griffon Corp.	98	1,708
Aegion Corp. — Class A*	94	1,697
Rofin-Sinar Technologies, Inc.*	69	1,672
MYR Group, Inc.*	53	1,661
Fabrinet*	87	1,652
DHT Holdings, Inc.	228	1,591
Textainer Group Holdings Ltd.	53	1,589
Echo Global Logistics, Inc.*	58	1,581
Blount International, Inc.*	122	1,571
CTS Corp.	84	1,511
Kadant, Inc.	28	1,473
Celadon Group, Inc.	52	1,415
DXP Enterprises, Inc.*	32	1,411
Gorman-Rupp Co.	47	1,408
YRC Worldwide, Inc.*	77	1,383
Haynes International, Inc.	31	1,382
Marten Transport Ltd.	59	1,369
Lydall, Inc.*	42	1,332
Columbus McKinnon Corp.	49	1,320
Patrick Industries, Inc.*	21	1,308
PGT, Inc.*	117	1,307
Gibraltar Industries, Inc.*	76	1,247
Aerovironment, Inc.*	47	1,246
LB Foster Co. — Class A	26	1,234
Myers Industries, Inc.	70	1,227
Tredegar Corp.	61	1,227
GP Strategies Corp.*	33	1,221
TTM Technologies, Inc.*	134	1,207
Alamo Group, Inc.	19	1,199
American Railcar Industries, Inc.	24	1,194
NCI Building Systems, Inc.*	69	1,192
US Concrete, Inc.*	35	1,186
Air Transport Services Group, Inc.*	128	1,180
Park-Ohio Holdings Corp.	22	1,159
Advanced Drainage Systems, Inc.	38	1,138
Teekay Tankers Ltd. — Class A	196	1,125
GrafTech International Ltd.*	289	1,124
Argan, Inc.	31	1,121
Park Electrochemical Corp.	52	1,121
Checkpoint Systems, Inc.	103	1,114
NN, Inc.	44	1,104
American Science & Engineering, Inc.	22	1,075
Era Group, Inc.*	50	1,042
GSI Group, Inc.*	75	999
CAI International, Inc.*	40	983
Insteel Industries, Inc.	45	973
FreightCar America, Inc.	30	943
NVE Corp.	12	827
Navios Maritime Holdings, Inc.	196	819
Global Brass & Copper Holdings, Inc.	53	819
VSE Corp.	10	819
Stoneridge, Inc.*	70	790
Scorpio Bulkers, Inc.*	332	787
Powell Industries, Inc.	23	777
Mistras Group, Inc.*	40	770
National Presto Industries, Inc.	12	761
Builders FirstSource, Inc.*	113	754
Furmanite Corp.*	93	734
PowerSecure International, Inc.*	55	724
Navios Maritime Acquisition Corp.	203	719
Power Solutions International, Inc.*	11	707
Quality Distribution, Inc.*	68	702
Chase Corp.	16	700
Ducommun, Inc.*	27	699
Ply Gem Holdings, Inc.*	53	689
Continental Building Products, Inc.*	29	655
Stock Building Supply Holdings, Inc.*	36	650
Vicor Corp.*	41	623
Sparton Corp.*	25	613
Kratos Defense & Security Solutions, Inc.*	110	608
Orion Marine Group, Inc.*	68	602
Graham Corp.	25	599
Astronics Corp. — Class B*	8	585
Global Power Equipment Group, Inc.	42	554
Trinseo S.A.*	28	554
CECO Environmental Corp.	52	552
AEP Industries, Inc.*	10	550
Casella Waste Systems, Inc. — Class A*	96	528
Northwest Pipe Co.*	23	528
Capstone Turbine Corp.*,1	811	527
Hurco Companies, Inc.	16	527
Mesa Laboratories, Inc.	7	505
Applied Optoelectronics, Inc.*	36	499
Vishay Precision Group, Inc.*	31	494
Bel Fuse, Inc. — Class B	25	476
KEMET Corp.*	112	464
PAM Transportation Services, Inc.*	8	458
Ardmore Shipping Corp.	45	453
USA Truck, Inc.*	16	443
Xerium Technologies, Inc.*	27	438
Dynamic Materials Corp.	34	434
LSI Industries, Inc.	53	432
Nordic American Offshore Ltd.	45	412
Handy & Harman Ltd.*	10	411
Knightsbridge Shipping Ltd.	82	410

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 27.5% (continued)
Industrial - 3.5% (continued)
Universal Truckload Services, Inc.	16	$403
Multi-Fineline Electronix, Inc.*	22	402
Electro Scientific Industries, Inc.	60	371
Frontline Ltd.*	164	367
Intevac, Inc.*	59	362
Twin Disc, Inc.	20	353
Ampco-Pittsburgh Corp.	20	349
Control4 Corp.*	29	347
Safe Bulkers, Inc.	96	345
UFP Technologies, Inc.*	15	342
Manitex International, Inc.*	34	331
LMI Aerospace, Inc.*	27	330
Olympic Steel, Inc.	23	310
Heritage-Crystal Clean, Inc.*	26	304
CUI Global, Inc.*	51	299
Dorian LPG Ltd.*	19	248
Energy Recovery, Inc.*	95	246
Layne Christensen Co.*	49	245
Viasystems Group, Inc.*	13	227
General Finance Corp.*	28	226
Sterling Construction Company, Inc.*	47	212
Imprivata, Inc.*	14	196
Baltic Trading Ltd.	121	180
Omega Flex, Inc.	7	176
International Shipholding Corp.	14	170
AM Castle & Co.*	46	168
NL Industries, Inc.*	17	132
SIFCO Industries, Inc.	6	131
CHC Group Ltd.*	83	110
Aspen Aerogels, Inc.*	14	102
Revolution Lighting Technologies, Inc.*	87	97
Ultrapetrol Bahamas Ltd.*	53	77
Erickson, Inc.*	15	65
Quest Resource Holding Corp.*	34	43
ARC Group Worldwide, Inc.*	7	37
TCP International Holdings Ltd.*	18	33
Turtle Beach Corp.*	17	32
Total Industrial		569,319
Technology - 3.0%
Ultimate Software Group, Inc.*	70	11,897
MAXIMUS, Inc.	167	11,150
Cypress Semiconductor Corp.	755	10,652
SS&C Technologies Holdings, Inc.	168	10,466
Tyler Technologies, Inc.*	81	9,763
Manhattan Associates, Inc.*	187	9,464
Cavium, Inc.*	130	9,206
Verint Systems, Inc.*	147	9,104
Guidewire Software, Inc.*	168	8,838
Aspen Technology, Inc.*	227	8,737
Microsemi Corp.*	234	8,284
Synaptics, Inc.*	89	7,237
Fair Isaac Corp.	79	7,009
Qlik Technologies, Inc.*	221	6,880
Integrated Device Technology, Inc.*	328	6,567
Medidata Solutions, Inc.*	133	6,522
ACI Worldwide, Inc.*	281	6,086
Mentor Graphics Corp.	239	5,743
Convergys Corp.	250	5,717
Advent Software, Inc.	127	5,602
Fairchild Semiconductor International, Inc. — Class A*	307	5,581
Science Applications International Corp.	108	5,547
Proofpoint, Inc.*	92	5,448
Silicon Laboratories, Inc.*	107	5,432
SYNNEX Corp.	70	5,407
Blackbaud, Inc.	114	5,401
EPAM Systems, Inc.*	88	5,394
Ambarella, Inc.*	71	5,375
Tessera Technologies, Inc.	132	5,317
Take-Two Interactive Software, Inc.*	206	5,244
CACI International, Inc. — Class A*	58	5,215
Cirrus Logic, Inc.*	153	5,089
Dealertrack Technologies, Inc.*	132	5,084
CommVault Systems, Inc.*	116	5,069
Monolithic Power Systems, Inc.	95	5,002
Electronics for Imaging, Inc.*	115	4,801
Envestnet, Inc.*	84	4,711
Entegris, Inc.*	343	4,696
Intersil Corp. — Class A	318	4,554
Demandware, Inc.*	74	4,507
MKS Instruments, Inc.	132	4,463
Semtech Corp.*	166	4,423
Synchronoss Technologies, Inc.*	87	4,129
FleetMatics Group plc*	92	4,126
Syntel, Inc.*	77	3,983
PMC-Sierra, Inc.*	428	3,972
NetScout Systems, Inc.*	90	3,947
Power Integrations, Inc.	75	3,906
IGATE Corp.*	91	3,882
Cornerstone OnDemand, Inc.*	131	3,785
MicroStrategy, Inc. — Class A*	22	3,722
OmniVision Technologies, Inc.*	138	3,639
Rambus, Inc.*	281	3,534
Acxiom Corp.*	190	3,513
Progress Software Corp.*	127	3,451
Monotype Imaging Holdings, Inc.	98	3,199
QLogic Corp.*	215	3,169
Omnicell, Inc.*	90	3,159
Infoblox, Inc.*	132	3,151
Veeco Instruments, Inc.*	99	3,024
ExlService Holdings, Inc.*	81	3,013
Cabot Microelectronics Corp.*	60	2,998
Constant Contact, Inc.*	77	2,942
Unisys Corp.*	126	2,924
Insight Enterprises, Inc.*	101	2,881
MTS Systems Corp.	38	2,875
MedAssets, Inc.*	150	2,823
Super Micro Computer, Inc.*	85	2,823
Cray, Inc.*	100	2,808
SPS Commerce, Inc.*	40	2,684
InvenSense, Inc. — Class A*	175	2,662

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 27.5% (continued)
Technology - 3.0% (continued)
Bottomline Technologies de, Inc.*	97	$2,655
Virtusa Corp.*	64	2,648
RealPage, Inc.*	128	2,578
Diodes, Inc.*	90	2,570
CSG Systems International, Inc.	84	2,553
Sykes Enterprises, Inc.*	97	2,410
BroadSoft, Inc.*	71	2,376
Imperva, Inc.*	55	2,349
Qualys, Inc.*	50	2,324
Ebix, Inc.	75	2,279
Kofax Ltd.*	183	2,004
ManTech International Corp. — Class A	59	2,002
Quality Systems, Inc.	123	1,966
Brooks Automation, Inc.	165	1,919
Pegasystems, Inc.	87	1,892
Amkor Technology, Inc.*	211	1,864
AVG Technologies N.V.*	86	1,862
Lattice Semiconductor Corp.*	290	1,839
Interactive Intelligence Group, Inc.*	41	1,688
Micrel, Inc.	110	1,659
inContact, Inc.*	150	1,635
Actua Corp.*	102	1,580
Computer Programs & Systems, Inc.	28	1,519
Callidus Software, Inc.*	118	1,496
PROS Holdings, Inc.*	58	1,433
Emulex Corp.*	175	1,394
Photronics, Inc.*	164	1,394
Epiq Systems, Inc.	77	1,381
Inphi Corp.*	77	1,373
LivePerson, Inc.*	134	1,371
PDF Solutions, Inc.*	75	1,344
Integrated Silicon Solution, Inc.	75	1,342
Tangoe, Inc.*	95	1,311
Engility Holdings, Inc.	43	1,292
Mercury Systems, Inc.*	82	1,276
RealD, Inc.*	99	1,266
Cvent, Inc.*	44	1,234
FormFactor, Inc.*	137	1,215
Ultratech, Inc.*	69	1,196
M/A-COM Technology Solutions Holdings, Inc.*	32	1,192
Xcerra Corp.*	131	1,165
SciQuest, Inc.*	68	1,151
TeleTech Holdings, Inc.	44	1,120
Glu Mobile, Inc.*	222	1,112
CEVA, Inc.*	52	1,109
Nanometrics, Inc.*	59	992
Luxoft Holding, Inc.*	19	983
Applied Micro Circuits Corp.*	192	979
Exar Corp.*	97	975
Rally Software Development Corp.*	61	957
Rudolph Technologies, Inc.*	82	904
Quantum Corp.*	538	861
Pericom Semiconductor Corp.	55	851
Eastman Kodak Co.*	44	836
Ciber, Inc.*	192	791
Dot Hill Systems Corp.*	148	784
Merge Healthcare, Inc.*	174	778
Barracuda Networks, Inc.*	20	769
Silver Spring Networks, Inc.*	86	769
Violin Memory, Inc.*	198	746
IXYS Corp.	60	739
Silicon Graphics International Corp.*	85	739
Vitesse Semiconductor Corp.*	136	722
Cohu, Inc.	62	678
2U, Inc.*	26	665
DSP Group, Inc.*	55	659
KEYW Holding Corp.*	80	658
Axcelis Technologies, Inc.*	274	652
Digi International, Inc.*	65	649
Entropic Communications, Inc.*	219	648
Immersion Corp.*	70	643
Seachange International, Inc.*	81	636
Carbonite, Inc.*	44	629
American Software, Inc. — Class A	61	623
Maxwell Technologies, Inc.*	74	596
Datalink Corp.*	49	590
InnerWorkings, Inc.*	87	585
Brightcove, Inc.*	79	579
Model N, Inc.*	48	574
Kopin Corp.*	163	574
MaxLinear, Inc. — Class A*	69	561
Vocera Communications, Inc.*	56	556
Jive Software, Inc.*	105	539
Ultra Clean Holdings, Inc.*	72	515
Mavenir Systems, Inc.*	29	514
Nimble Storage, Inc.*	23	513
Paycom Software, Inc.*	16	513
Sapiens International Corporation N.V.*	61	500
Alpha & Omega Semiconductor Ltd.*	53	472
Benefitfocus, Inc.*	12	441
Cascade Microtech, Inc.*	32	435
QAD, Inc. — Class A	17	411
Rosetta Stone, Inc.*	53	403
Digimarc Corp.	18	395
Globant S.A.*	17	358
Agilysys, Inc.*	36	354
Varonis Systems, Inc.*	13	334
Park City Group, Inc.*	24	331
ExOne Co.*	24	328
MobileIron, Inc.*	31	287
Computer Task Group, Inc.	37	270
QuickLogic Corp.*	136	262
Rubicon Technology, Inc.*	65	256
Castlight Health, Inc. — Class B*	32	248
Everyday Health, Inc.*	19	244
Guidance Software, Inc.*	44	238
Amber Road, Inc.*	23	213
OPOWER, Inc.*	20	203
Five9, Inc.*	30	167
Audience, Inc.*	35	159

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 27.5% (continued)
Technology - 3.0% (continued)
A10 Networks, Inc.*	32	$139
HubSpot, Inc.*	3	120
QAD, Inc. — Class B	–	–
Total Technology		486,838
Communications - 1.8%
Qorvo, Inc.*	353	28,134
j2 Global, Inc.	117	7,685
Aruba Networks, Inc.*	263	6,441
DigitalGlobe, Inc.*	186	6,337
Houghton Mifflin Harcourt Co.*	269	6,316
Time, Inc.	272	6,103
ViaSat, Inc.*	102	6,080
Infinera Corp.*	302	5,940
InterDigital, Inc.	111	5,632
Plantronics, Inc.	105	5,560
Finisar Corp.*	255	5,442
Sinclair Broadcast Group, Inc. — Class A	169	5,308
Anixter International, Inc.*	67	5,101
Ciena Corp.*	259	5,001
Meredith Corp.	89	4,964
New York Times Co. — Class A	341	4,692
Polycom, Inc.*	341	4,569
comScore, Inc.*	86	4,403
Nexstar Broadcasting Group, Inc. — Class A	76	4,349
Shutterfly, Inc.*	95	4,298
WebMD Health Corp. — Class A*	96	4,208
Cogent Communications Holdings, Inc.	115	4,064
NeuStar, Inc. — Class A*	138	3,398
LogMeIn, Inc.*	60	3,359
Media General, Inc.*	195	3,216
West Corp.	95	3,204
NETGEAR, Inc.*	93	3,058
MDC Partners, Inc. — Class A	105	2,977
NIC, Inc.	161	2,845
Scholastic Corp.	65	2,661
New Media Investment Group, Inc.	110	2,632
Gogo, Inc.*	138	2,630
Shutterstock, Inc.*	38	2,609
ADTRAN, Inc.	139	2,595
Consolidated Communications Holdings, Inc.	124	2,529
Web.com Group, Inc.*	128	2,426
Stamps.com, Inc.*	35	2,355
Loral Space & Communications, Inc.*	33	2,259
Globalstar, Inc.*,1	674	2,244
EW Scripps Co. — Class A*	77	2,190
Ubiquiti Networks, Inc.	73	2,157
Vonage Holdings Corp.*	430	2,111
Ruckus Wireless, Inc.*	160	2,059
Iridium Communications, Inc.*	199	1,932
Harmonic, Inc.*	253	1,875
Bankrate, Inc.*	165	1,871
Shenandoah Telecommunications Co.	59	1,838
8x8, Inc.*	218	1,831
Cincinnati Bell, Inc.*	516	1,821
Perficient, Inc.*	85	1,759
Ixia*	142	1,722
Gray Television, Inc.*	122	1,686
Atlantic Tele-Network, Inc.	24	1,661
Journal Communications, Inc. — Class A*	111	1,645
Marketo, Inc.*	63	1,614
VASCO Data Security International, Inc.*	73	1,573
Orbitz Worldwide, Inc.*	127	1,481
Lands' End, Inc.*	41	1,471
Chegg, Inc.*	182	1,447
CalAmp Corp.*	89	1,441
Blucora, Inc.*	104	1,421
Endurance International Group Holdings, Inc.*	74	1,410
FTD Companies, Inc.*	47	1,407
General Communication, Inc. — Class A*	89	1,403
Internap Corp.*	134	1,371
RetailMeNot, Inc.*	76	1,369
Global Eagle Entertainment, Inc.*	100	1,331
HealthStream, Inc.*	52	1,310
Cumulus Media, Inc. — Class A*	520	1,284
Gigamon, Inc.*	60	1,275
Inteliquent, Inc.	80	1,259
Textura Corp.*	46	1,250
XO Group, Inc.*	66	1,166
Premiere Global Services, Inc.*	119	1,138
ePlus, Inc.*	13	1,130
EarthLink Holdings Corp.	253	1,123
Comtech Telecommunications Corp.	38	1,100
Comverse, Inc.*	55	1,084
RingCentral, Inc. — Class A*	69	1,058
ShoreTel, Inc.*	154	1,050
World Wrestling Entertainment, Inc. — Class A	73	1,023
Spok Holdings, Inc.	53	1,016
Intralinks Holdings, Inc.*	97	1,003
GrubHub, Inc.*	22	999
Blue Nile, Inc.*	30	955
Sonus Networks, Inc.*	121	953
Harte-Hanks, Inc.	121	944
Safeguard Scientifics, Inc.*	51	922
Lionbridge Technologies, Inc.*	159	909
Entravision Communications Corp. — Class A	143	905
FairPoint Communications, Inc.*	51	898
RigNet, Inc.*	30	858
Dice Holdings, Inc.*	96	856
Calix, Inc.*	102	856
Black Box Corp.	39	816
ORBCOMM, Inc.*	136	812
Intelsat S.A.*	67	804
Extreme Networks, Inc.*	238	752
Entercom Communications Corp. — Class A*	61	741

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 27.5% (continued)
Communications - 1.8% (continued)
GTT Communications, Inc.*	39	$736
IDT Corp. — Class B	41	728
1-800-Flowers.com, Inc. — Class A*	61	722
Hawaiian Telcom Holdco, Inc.*	27	719
EVINE Live, Inc.*	105	705
Overstock.com, Inc.*	29	702
Lumos Networks Corp.	46	702
Bazaarvoice, Inc.*	123	695
Wix.com Ltd.*	34	651
Zendesk, Inc.*	28	635
Angie's List, Inc.*	108	634
VirnetX Holding Corp.*	104	633
Liquidity Services, Inc.*	61	603
KVH Industries, Inc.*	39	590
Lee Enterprises, Inc.*	185	586
Zix Corp.*	146	574
Daily Journal Corp.*	3	550
Limelight Networks, Inc.*	149	541
Alliance Fiber Optic Products, Inc.	31	540
Reis, Inc.	21	538
Telenav, Inc.*	67	531
Q2 Holdings, Inc.*	25	529
QuinStreet, Inc.*	86	512
ChannelAdvisor Corp.*	51	494
Martha Stewart Living Omnimedia, Inc. — Class A*	74	481
Procera Networks, Inc.*	51	479
TechTarget, Inc.*	41	473
Central European Media Enterprises Ltd. — Class A*	174	463
TeleCommunication Systems, Inc. — Class A*	119	456
Oclaro, Inc.*	230	455
Boingo Wireless, Inc.*	57	430
Clearfield, Inc.*	28	415
Rocket Fuel, Inc.*	45	414
Numerex Corp. — Class A*	36	410
Marin Software, Inc.*	65	409
Saga Communications, Inc. — Class A	9	401
Sizmek, Inc.*	54	392
RealNetworks, Inc.*	57	384
AH Belo Corp. — Class A	46	379
Rubicon Project, Inc.*	20	358
Coupons.com, Inc.*	30	352
ModusLink Global Solutions, Inc.*	90	347
Tessco Technologies, Inc.	14	345
Crown Media Holdings, Inc. — Class A*	86	344
TrueCar, Inc.*	19	339
Marchex, Inc. — Class B	81	330
Cinedigm Corp. — Class A*	188	305
magicJack VocalTec Ltd.*	44	301
Townsquare Media, Inc. — Class A*	23	295
McClatchy Co. — Class A*	151	278
Cyan, Inc.*	68	271
Millennial Media, Inc.*	186	270
Hemisphere Media Group, Inc.*	21	266
Wayfair, Inc. — Class A*	8	257
Preformed Line Products Co.	6	253
YuMe, Inc.*	45	234
Rightside Group Ltd.*	22	223
Global Sources Ltd.*	37	217
Tremor Video, Inc.*	88	206
NTELOS Holdings Corp.	42	202
ParkerVision, Inc.*	238	198
Covisint Corp.*	94	191
Travelzoo, Inc.*	19	183
Radio One, Inc. — Class D*	57	176
Salem Media Group, Inc. — Class A	27	166
Dex Media, Inc.*	36	151
Unwired Planet, Inc.*	242	138
TubeMogul, Inc.*	9	124
Demand Media, Inc.*	21	120
Vringo, Inc.*	176	114
Aerohive Networks, Inc.*	24	107
ReachLocal, Inc.*	33	96
Borderfree, Inc.*	15	90
Yodlee, Inc.*	4	54
Total Communications		295,962
Utilities - 0.9%
Dynegy, Inc.*	303	9,524
Cleco Corp.	149	8,123
IDACORP, Inc.	124	7,796
WGL Holdings, Inc.	128	7,219
Portland General Electric Co.	193	7,158
UIL Holdings Corp.	139	7,147
Piedmont Natural Gas Company, Inc.	192	7,087
Southwest Gas Corp.	115	6,690
New Jersey Resources Corp.	208	6,460
NorthWestern Corp.	116	6,240
ALLETE, Inc.	110	5,804
PNM Resources, Inc.	197	5,752
Black Hills Corp.	110	5,548
ONE Gas, Inc.	128	5,533
Laclede Group, Inc.	106	5,429
Avista Corp.	148	5,059
South Jersey Industries, Inc.	81	4,397
American States Water Co.	96	3,830
El Paso Electric Co.	99	3,825
MGE Energy, Inc.	86	3,812
Northwest Natural Gas Co.	67	3,213
Ormat Technologies, Inc.	81	3,080
NRG Yield, Inc. — Class A	59	2,993
Otter Tail Corp.	90	2,895
California Water Service Group	118	2,892
Empire District Electric Co.	107	2,656
Abengoa Yield plc	71	2,398
Chesapeake Utilities Corp.	36	1,822
Unitil Corp.	35	1,217
SJW Corp.	39	1,205
Connecticut Water Service, Inc.	27	981
PICO Holdings, Inc.*	56	908

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 27.5% (continued)
Utilities - 0.9% (continued)
Middlesex Water Co.	39	$888
Atlantic Power Corp.	298	837
York Water Co.	32	777
EnerNOC, Inc.*	67	764
Artesian Resources Corp. — Class A	19	406
Ameresco, Inc. — Class A*	49	363
Spark Energy, Inc. — Class A	7	103
Total Utilities		152,831
Energy - 0.9%
SemGroup Corp. — Class A	105	8,541
Diamondback Energy, Inc.*	109	8,375
Western Refining, Inc.	130	6,420
Delek US Holdings, Inc.	146	5,803
Carrizo Oil & Gas, Inc.*	112	5,560
Exterran Holdings, Inc.	145	4,867
Bristow Group, Inc.	88	4,791
PDC Energy, Inc.*	88	4,756
SEACOR Holdings, Inc.*	60	4,180
Matador Resources Co.*	181	3,968
Helix Energy Solutions Group, Inc.*	260	3,890
Pattern Energy Group, Inc.	107	3,030
Forum Energy Technologies, Inc.*	147	2,881
Green Plains, Inc.	92	2,627
Rosetta Resources, Inc.*	151	2,570
TerraForm Power, Inc. — Class A	70	2,556
SunCoke Energy, Inc.	170	2,540
Bonanza Creek Energy, Inc.*	96	2,367
Synergy Resources Corp.*	197	2,334
McDermott International, Inc.*	586	2,250
Parsley Energy, Inc. — Class A*	131	2,093
Stone Energy Corp.*	139	2,041
Flotek Industries, Inc.*	133	1,961
Newpark Resources, Inc.*	209	1,904
Thermon Group Holdings, Inc.*	79	1,901
Hornbeck Offshore Services, Inc.*	90	1,693
Sanchez Energy Corp.*	126	1,639
Primoris Services Corp.	94	1,616
CARBO Ceramics, Inc.	49	1,495
RSP Permian, Inc.*	58	1,461
Magnum Hunter Resources Corp.*	488	1,303
C&J Energy Services Ltd.*	114	1,269
TETRA Technologies, Inc.*	195	1,205
Northern Oil and Gas, Inc.*	151	1,164
Triangle Petroleum Corp.*	227	1,142
Matrix Service Co.*	65	1,141
Alon USA Energy, Inc.	65	1,077
Plug Power, Inc.*	412	1,067
Penn Virginia Corp.*	162	1,050
Parker Drilling Co.*	299	1,044
Bill Barrett Corp.*	123	1,021
Callon Petroleum Co.*	135	1,008
Gulfmark Offshore, Inc. — Class A	77	1,004
Westmoreland Coal Co.*	37	990
Halcon Resources Corp.*	639	984
Tesco Corp.	86	978
Contango Oil & Gas Co.*	43	946
PHI, Inc.*	31	932
Clean Energy Fuels Corp.*	172	918
REX American Resources Corp.*	15	912
Cloud Peak Energy, Inc.*	150	873
Energy XXI Ltd.	231	841
Pioneer Energy Services Corp.*	155	840
Renewable Energy Group, Inc.*	85	784
Abraxas Petroleum Corp.*	228	741
FuelCell Energy, Inc.*	575	719
Clayton Williams Energy, Inc.*	14	709
Panhandle Oil and Gas, Inc. — Class A	35	693
ION Geophysical Corp.*	319	692
EXCO Resources, Inc.	375	686
Approach Resources, Inc.*	97	639
Pacific Ethanol, Inc.*	59	637
Trecora Resources*	49	598
Natural Gas Services Group, Inc.*	31	596
Enphase Energy, Inc.*	45	594
Key Energy Services, Inc.*	323	588
Alpha Natural Resources, Inc.*,1	546	546
Geospace Technologies Corp.*	33	545
FutureFuel Corp.	53	544
Basic Energy Services, Inc.*	78	541
Gulf Island Fabrication, Inc.	36	535
Solazyme, Inc.*	187	535
Arch Coal, Inc.*,1	521	521
Gastar Exploration, Inc.*	173	453
Rex Energy Corp.*	119	443
W&T Offshore, Inc.	86	439
Eclipse Resources Corp.*	75	422
Comstock Resources, Inc.	117	418
Adams Resources & Energy, Inc.	5	336
PetroQuest Energy, Inc.*	144	331
Willbros Group, Inc.*	99	328
Jones Energy, Inc. — Class A*	34	305
Hallador Energy Co.	26	304
Goodrich Petroleum Corp.*	85	302
TransAtlantic Petroleum Ltd.*	56	299
VAALCO Energy, Inc.*	122	299
Evolution Petroleum Corp.	49	292
Isramco, Inc.*	2	252
Swift Energy Co.*	107	231
Warren Resources, Inc.*	254	226
North Atlantic Drilling Ltd.	176	204
Independence Contract Drilling, Inc.*	25	174
FX Energy, Inc.*	133	166
Vantage Drilling Co.*	507	166
Hercules Offshore, Inc.*	396	166
Amyris, Inc.*	67	161
Vivint Solar, Inc.*	13	158
Mitcham Industries, Inc.*	32	147
Emerald Oil, Inc.*	187	138
Nuverra Environmental Solutions, Inc.*	37	132

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 27.5% (continued)
Energy - 0.9% (continued)
Vertex Energy, Inc.*	32	$118
FMSA Holdings, Inc.*	16	116
Resolute Energy Corp.*	192	108
Walter Energy, Inc.	161	100
Midstates Petroleum Company, Inc.*	92	78
Glori Energy, Inc.*	31	66
Profire Energy, Inc.*	37	50
Miller Energy Resources, Inc.*	74	46
Harvest Natural Resources, Inc.*	103	46
American Eagle Energy Corp.*	75	14
Total Energy		146,296
Basic Materials - 0.9%
Sensient Technologies Corp.	122	8,403
PolyOne Corp.	220	8,217
Axiall Corp.	173	8,120
Olin Corp.	195	6,248
Minerals Technologies, Inc.	85	6,214
HB Fuller Co.	123	5,273
Chemtura Corp.*	179	4,885
US Silica Holdings, Inc.	133	4,737
Commercial Metals Co.	290	4,695
Balchem Corp.	75	4,154
Stillwater Mining Co.*	296	3,825
A. Schulman, Inc.	72	3,470
Schweitzer-Mauduit International, Inc.	75	3,460
Kaiser Aluminum Corp.	44	3,382
Worthington Industries, Inc.	127	3,379
Clearwater Paper Corp.*	51	3,330
Tronox Ltd. — Class A	152	3,090
Innophos Holdings, Inc.	54	3,043
Globe Specialty Metals, Inc.	157	2,970
PH Glatfelter Co.	106	2,918
Quaker Chemical Corp.	33	2,826
Innospec, Inc.	60	2,783
Resolute Forest Products, Inc.*	161	2,777
Calgon Carbon Corp.	131	2,760
Hecla Mining Co.	906	2,700
Neenah Paper, Inc.	41	2,564
OM Group, Inc.	79	2,372
Ferro Corp.*	177	2,221
Stepan Co.	48	2,000
Materion Corp.	51	1,960
AK Steel Holding Corp.*	432	1,931
Deltic Timber Corp.	27	1,789
Century Aluminum Co.*	127	1,753
Horsehead Holding Corp.*	138	1,747
Kraton Performance Polymers, Inc.*	81	1,637
Intrepid Potash, Inc.*	138	1,594
Aceto Corp.	71	1,562
Coeur Mining, Inc.*	255	1,201
Schnitzer Steel Industries, Inc. — Class A	65	1,031
OMNOVA Solutions, Inc.*	117	998
Wausau Paper Corp.	104	991
Hawkins, Inc.	26	988
Koppers Holdings, Inc.	50	984
Zep, Inc.	57	971
Landec Corp.*	66	921
American Vanguard Corp.	71	754
Kronos Worldwide, Inc.	52	658
KMG Chemicals, Inc.	24	642
Rentech, Inc.*	559	626
Orchids Paper Products Co.	20	539
Ring Energy, Inc.*	50	531
Universal Stainless & Alloy Products, Inc.*	18	472
Oil-Dri Corporation of America	12	404
Noranda Aluminum Holding Corp.	109	324
United States Lime & Minerals, Inc.	5	323
Gold Resource Corp.	92	293
Shiloh Industries, Inc.*	20	281
Molycorp, Inc.*,1	447	172
Ryerson Holding Corp.*	27	172
Total Basic Materials		145,065
Health Care - 0.1%
Spark Therapeutics, Inc.*	20	1,550
Providence Service Corp.*	29	1,541
Dynavax Technologies Corp.*	64	1,436
PRA Health Sciences, Inc.*	47	1,355
Diplomat Pharmacy, Inc.*	37	1,279
Genesis Healthcare, Inc.*	93	662
FibroGen, Inc.*	5	157
Calithera Biosciences, Inc.*	4	66
Symmetry Surgical, Inc.*	4	29
Second Sight Medical Products, Inc.*	2	26
Total Health Care		8,101
Diversified - 0.0%
Horizon Pharma plc*	161	4,180
National Bank Holdings Corp. — Class A	137	2,577
FCB Financial Holdings, Inc. — Class A*	21	575
Resource America, Inc. — Class A	37	337
Tiptree Financial, Inc. — Class A	28	186
Total Diversified		7,855
Consumer Discretionary - 0.0%
Cimpress N.V.*	82	6,918
Travelport Worldwide Ltd.	18	301
Freshpet, Inc.*	6	117
Habit Restaurants, Inc. — Class A*	3	97
Dave & Buster's Entertainment, Inc.*	3	91
Boot Barn Holdings, Inc.*	3	72
Total Consumer Discretionary		7,596
Consumer Staples - 0.0%
HRG Group, Inc.*	205	2,558

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 27.5% (continued)
Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	73	$2,394
Industrials - 0.0%
Kimball Electronics, Inc.*	63	891
FRP Holdings, Inc.*	16	582
Virgin America, Inc.*	10	304
Patriot Transportation Holding, Inc.*	5	125
Total Industrials		1,902
Total Common Stocks
(Cost $2,823,295)		4,468,584

WARRANTS†† - 0.0%
Tejon Ranch Co.
$10.50, 08/31/16*,†	17	14
Magnum Hunter Resources Corp.
$8.50, 04/15/16*	113	–
Imperial Holdings, Inc.*
$10.75, 10/06/19	2	–
Total Warrants
(Cost $95)		14

RIGHTS† - 0.0%
Leap Wireless International, Inc.
Expires 09/17/15*†††,	306	772
Furiex Pharmaceuticals, Inc.
Expires 07/03/17*†††,	25	244
Omthera Pharmaceuticals, Inc.
Expires 12/31/20*†††,	37	22
Total Rights
(Cost $359)		1,038

MUTUAL FUNDS† - 2.9%
Guggenheim Strategy Fund I2	18,790	467,867
Total Mutual Funds
(Cost $466,743)		467,867

	Face Amount
REPURCHASE AGREEMENTS††,3 - 35.6%
RBC Capital Markets issued 03/31/15 at 0.05% due 04/01/15	$1,923,606	1,923,606
HSBC Group issued 03/31/15 at 0.03% due 04/01/15	1,923,606	1,923,606
UMB Financial Corp. issued 03/31/15 at 0.03% due 04/01/15	1,920,076	1,920,076
Total Repurchase Agreements
(Cost $5,767,288)		5,767,288

SECURITIES LENDING COLLATERAL††,4 - 0.1%
Repurchase Agreements
HSBC Securities, Inc. issued 03/31/15 at 0.10% due 04/01/15	6,782	6,782
BNP Paribas Securities Corp. issued 03/31/15 at 0.10% due 04/01/15	2,333	2,333
Barclays Capital, Inc. issued 03/31/15 at 0.10% due 04/01/15	1,204	1,204
Total Securities Lending Collateral
(Cost $10,319)		10,319
Total Investments - 66.1%
(Cost $9,068,099)		$10,715,110
Other Assets & Liabilities, net - 33.9%		5,488,486
Total Net Assets - 100.0%		$16,203,596

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS PURCHASED†
June 2015 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $3,747,600)	30	$2,370

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International April 2015 Russell 2000 Index Swap, Terminating 04/28/15[5] (Notional Value $12,577,480)	10,040	$215,945
Credit Suisse Capital, LLC April 2015 Russell 2000 Index Swap, Terminating 04/28/15[5] (Notional Value $1,122,441)	896	19,245
Barclays Bank plc April 2015 Russell 2000 Index Swap, Terminating 04/30/15[5] (Notional Value $2,532,977)	2,022	2,038
(Total Notional Value $16,232,898)		$237,228

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or portion of this security is on loan at March 31, 2015 — See Note 5.
[2]	Investment in a product that is managed by and/or pays a management fee to a party related to the Adviser — See Note 7.
[3]	Repurchase Agreements — See Note 4.
[4]	Securities lending collateral -— See Note 5.
[5]	Total Return based on Russell 2000 Index +/- financing at a variable rate.

plc — Public Limited Company
REIT — Real Estate Investment Trust

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 26.1%
Financial - 6.3%
LaSalle Hotel Properties	96	$3,730
Investors Bancorp, Inc.	307	3,598
Highwoods Properties, Inc.	77	3,525
RLJ Lodging Trust	112	3,507
CubeSmart	139	3,357
First American Financial Corp.	92	3,282
Prosperity Bancshares, Inc.	60	3,149
Stifel Financial Corp.*	56	3,123
CNO Financial Group, Inc.	176	3,031
EPR Properties	49	2,941
Sunstone Hotel Investors, Inc.	176	2,934
Sovran Self Storage, Inc.	31	2,912
Webster Financial Corp.	78	2,889
Strategic Hotels & Resorts, Inc.*	230	2,859
Pebblebrook Hotel Trust	61	2,841
MGIC Investment Corp.*	291	2,802
Radian Group, Inc.	164	2,754
Sun Communities, Inc.	41	2,736
GEO Group, Inc.	62	2,712
FirstMerit Corp.	142	2,707
Bank of the Ozarks, Inc.	73	2,697
MarketAxess Holdings, Inc.	32	2,652
Medical Properties Trust, Inc.	178	2,624
DCT Industrial Trust, Inc.	71	2,461
Umpqua Holdings Corp.	143	2,456
Primerica, Inc.	47	2,392
Colony Capital, Inc. — Class A	92	2,386
DiamondRock Hospitality Co.	168	2,374
PRA Group, Inc.*	43	2,336
Healthcare Realty Trust, Inc.	82	2,277
National Health Investors, Inc.	32	2,272
Ryman Hospitality Properties, Inc.	37	2,254
United Bankshares, Inc.	59	2,217
Susquehanna Bancshares, Inc.	161	2,207
Janus Capital Group, Inc.	128	2,200
PrivateBancorp, Inc. — Class A	61	2,145
Hancock Holding Co.	71	2,120
First Citizens BancShares, Inc. — Class A	8	2,078
First Industrial Realty Trust, Inc.	95	2,035
Acadia Realty Trust	58	2,023
Cousins Properties, Inc.	189	2,003
WisdomTree Investments, Inc.	92	1,974
FNB Corp.	149	1,958
RLI Corp.	37	1,939
Cathay General Bancorp	68	1,934
Western Alliance Bancorporation*	65	1,926
Wintrust Financial Corp.	40	1,907
BancorpSouth, Inc.	82	1,904
Texas Capital Bancshares, Inc.*	39	1,897
Washington Federal, Inc.	87	1,897
American Equity Investment Life Holding Co.	64	1,864
Hudson Pacific Properties, Inc.	56	1,858
Valley National Bancorp	195	1,841
Financial Engines, Inc.	44	1,841
New Residential Investment Corp.	121	1,819
Alexander & Baldwin, Inc.	42	1,814
DuPont Fabros Technology, Inc.	55	1,797
MB Financial, Inc.	57	1,785
Lexington Realty Trust	176	1,730
IBERIABANK Corp.	27	1,702
UMB Financial Corp.	32	1,692
Sabra Health Care REIT, Inc.	51	1,691
Invesco Mortgage Capital, Inc.	106	1,646
EastGroup Properties, Inc.	27	1,624
Kennedy-Wilson Holdings, Inc.	62	1,621
Blackhawk Network Holdings, Inc.*	45	1,610
Glacier Bancorp, Inc.	64	1,610
WageWorks, Inc.*	30	1,600
Chambers Street Properties	203	1,600
Chesapeake Lodging Trust	47	1,590
Washington Real Estate Investment Trust	57	1,575
Home BancShares, Inc.	46	1,559
Capitol Federal Financial, Inc.	123	1,537
Symetra Financial Corp.	65	1,525
Equity One, Inc.	57	1,521
First Financial Bankshares, Inc.	55	1,520
Hatteras Financial Corp.	83	1,507
Empire State Realty Trust, Inc. — Class A	79	1,486
AmTrust Financial Services, Inc.	26	1,482
Mack-Cali Realty Corp.	76	1,465
New York REIT, Inc.	139	1,457
CVB Financial Corp.	91	1,451
Evercore Partners, Inc. — Class A	28	1,446
Kemper Corp.	37	1,441
South State Corp.	21	1,437
Old National Bancorp	101	1,433
Columbia Banking System, Inc.	49	1,420
BGC Partners, Inc. — Class A	150	1,418
Education Realty Trust, Inc.	40	1,415
PS Business Parks, Inc.	17	1,412
Retail Opportunity Investments Corp.	77	1,409
Trustmark Corp.	58	1,408
EverBank Financial Corp.	78	1,406
Potlatch Corp.	35	1,401
Selective Insurance Group, Inc.	48	1,394
LTC Properties, Inc.	30	1,380
Pinnacle Financial Partners, Inc.	31	1,378
Pennsylvania Real Estate Investment Trust	59	1,370
PennyMac Mortgage Investment Trust	64	1,363
Government Properties Income Trust	59	1,348
American Assets Trust, Inc.	31	1,342
Ellie Mae, Inc.*	24	1,327
Redwood Trust, Inc.	71	1,269
Argo Group International Holdings Ltd.	25	1,253

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 26.1% (continued)
Financial - 6.3% (continued)
Hilltop Holdings, Inc.*	64	$1,244
Community Bank System, Inc.	35	1,239
CYS Investments, Inc.	139	1,238
Aircastle Ltd.	55	1,236
FelCor Lodging Trust, Inc.	107	1,229
Ramco-Gershenson Properties Trust	66	1,228
International Bancshares Corp.	47	1,222
BofI Holding, Inc.*	13	1,210
Associated Estates Realty Corp.	49	1,209
Horace Mann Educators Corp.	35	1,197
Montpelier Re Holdings Ltd.	31	1,192
Parkway Properties, Inc.	68	1,180
Credit Acceptance Corp.*	6	1,170
STAG Industrial, Inc.	49	1,152
National Penn Bancshares, Inc.	106	1,142
Gramercy Property Trust, Inc.	40	1,130
First Midwest Bancorp, Inc.	65	1,129
Hersha Hospitality Trust	172	1,113
Springleaf Holdings, Inc.*	21	1,087
PHH Corp.*	44	1,063
Physicians Realty Trust	60	1,057
HFF, Inc. — Class A	28	1,051
Sterling Bancorp	78	1,046
Summit Hotel Properties, Inc.	73	1,027
Altisource Residential Corp.	49	1,022
Home Loan Servicing Solutions Ltd.	61	1,009
St. Joe Co.*	54	1,002
Westamerica Bancorporation	23	994
Enstar Group Ltd.*	7	993
Franklin Street Properties Corp.	77	987
BBCN Bancorp, Inc.	68	984
ARMOUR Residential REIT, Inc.	307	973
Chatham Lodging Trust	33	971
Provident Financial Services, Inc.	52	970
Capstead Mortgage Corp.	82	965
Independent Bank Corp.	22	964
Eagle Bancorp, Inc.*	25	960
Northwest Bancshares, Inc.	81	960
Astoria Financial Corp.	74	958
Greenhill & Company, Inc.	24	952
iStar Financial, Inc.*	73	949
Ambac Financial Group, Inc.*	39	944
Park National Corp.	11	941
NBT Bancorp, Inc.	37	927
Encore Capital Group, Inc.*	22	915
Alexander's, Inc.	2	913
WesBanco, Inc.	28	912
Simmons First National Corp. — Class A	20	909
Essent Group Ltd.*	38	909
First Financial Bancorp	50	891
Union Bankshares Corp.	40	888
Investment Technology Group, Inc.*	29	879
Starwood Waypoint Residential Trust	34	879
Chemical Financial Corp.	28	878
CoreSite Realty Corp.	18	876
CyrusOne, Inc.	28	871
Apollo Commercial Real Estate Finance, Inc.	50	859
Nelnet, Inc. — Class A	18	852
Terreno Realty Corp.	37	844
Boston Private Financial Holdings, Inc.	69	838
Infinity Property & Casualty Corp.	10	821
LegacyTexas Financial Group, Inc.	36	818
United Community Banks, Inc.	43	812
Renasant Corp.	27	811
Inland Real Estate Corp.	75	802
Select Income REIT	32	800
S&T Bancorp, Inc.	28	795
American Capital Mortgage Investment Corp.	44	790
Kite Realty Group Trust	28	789
Virtus Investment Partners, Inc.	6	785
Banner Corp.	17	779
Rexford Industrial Realty, Inc.	49	775
Greenlight Capital Re Ltd. — Class A*	24	763
AMERISAFE, Inc.	16	740
Piper Jaffray Cos.*	14	734
Stewart Information Services Corp.	18	732
First Merchants Corp.	31	730
Excel Trust, Inc.	52	729
First Commonwealth Financial Corp.	81	729
Employers Holdings, Inc.	27	729
Investors Real Estate Trust	96	720
Navigators Group, Inc.*	9	701
Tompkins Financial Corp.	13	700
New York Mortgage Trust, Inc.	90	698
Cohen & Steers, Inc.	17	696
Third Point Reinsurance Ltd.*	49	693
Universal Insurance Holdings, Inc.	27	691
Ameris Bancorp	26	686
Safety Insurance Group, Inc.	11	657
Ashford Hospitality Trust, Inc.	68	654
Maiden Holdings Ltd.	43	638
OFG Bancorp	39	636
STORE Capital Corp.	27	630
State Bank Financial Corp.	30	630
Aviv REIT, Inc.	17	621
Brookline Bancorp, Inc.	61	613
City Holding Co.	13	611
Berkshire Hills Bancorp, Inc.	22	609
Northfield Bancorp, Inc.	41	608
Rouse Properties, Inc.	32	607
WSFS Financial Corp.	8	605
Southside Bancshares, Inc.	21	602
Wilshire Bancorp, Inc.	60	598
TowneBank	37	595
First Potomac Realty Trust	50	595

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 26.1% (continued)
Financial - 6.3% (continued)
Sandy Spring Bancorp, Inc.	22	$577
United Fire Group, Inc.	18	572
InfraREIT, Inc.	20	572
Hanmi Financial Corp.	27	571
Lakeland Financial Corp.	14	568
Oritani Financial Corp.	39	567
Universal Health Realty Income Trust	10	563
Cass Information Systems, Inc.	10	561
National General Holdings Corp.	30	561
TrustCo Bank Corp. NY	81	557
Capital Bank Financial Corp. — Class A*	20	552
First BanCorp*	89	552
Cedar Realty Trust, Inc.	73	547
Western Asset Mortgage Capital Corp.	36	543
Cardinal Financial Corp.	27	539
Customers Bancorp, Inc.*	22	536
Monmouth Real Estate Investment Corp.	48	533
Urstadt Biddle Properties, Inc. — Class A	23	530
United Financial Bancorp, Inc.	42	522
Flushing Financial Corp.	26	522
Walter Investment Management Corp.*	32	517
Cowen Group, Inc. — Class A*	99	515
World Acceptance Corp.*	7	510
National Western Life Insurance Co. — Class A	2	509
Resource Capital Corp.	111	504
American Residential Properties, Inc.*	28	504
Silver Bay Realty Trust Corp.	31	501
Washington Trust Bancorp, Inc.	13	496
FBL Financial Group, Inc. — Class A	8	496
Agree Realty Corp.	15	495
RAIT Financial Trust	71	487
KCG Holdings, Inc. — Class A*	39	478
Forestar Group, Inc.*	30	473
GAMCO Investors, Inc. — Class A	6	471
Anworth Mortgage Asset Corp.	91	463
Acacia Research Corp.	43	460
TriCo Bancshares	19	458
Saul Centers, Inc.	8	458
Arlington Asset Investment Corp. — Class A	19	457
Heartland Financial USA, Inc.	14	457
AG Mortgage Investment Trust, Inc.	24	452
Dime Community Bancshares, Inc.	28	451
Stock Yards Bancorp, Inc.	13	448
Apollo Residential Mortgage, Inc.	28	447
First Interstate BancSystem, Inc. — Class A	16	445
Heritage Financial Corp.	26	442
QTS Realty Trust, Inc. — Class A	12	437
Enova International, Inc.*	22	433
Community Trust Bancorp, Inc.	13	431
First NBC Bank Holding Co.*	13	429
Bryn Mawr Bank Corp.	14	426
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	23	420
1st Source Corp.	13	418
First Busey Corp.	62	415
Campus Crest Communities, Inc.	56	401
Getty Realty Corp.	22	400
Dynex Capital, Inc.	47	398
OM Asset Management plc	21	391
International. FCStone, Inc.*	13	386
Waterstone Financial, Inc.	30	385
CoBiz Financial, Inc.	31	382
Lakeland Bancorp, Inc.	33	380
ConnectOne Bancorp, Inc.	19	370
CenterState Banks, Inc.	31	369
Federated National Holding Co.	12	367
BancFirst Corp.	6	366
Meadowbrook Insurance Group, Inc.	43	366
Westwood Holdings Group, Inc.	6	362
First Financial Corp.	10	359
Great Southern Bancorp, Inc.	9	355
MainSource Financial Group, Inc.	18	354
Ashford Hospitality Prime, Inc.	21	352
Great Western Bancorp, Inc.	16	352
Enterprise Financial Services Corp.	17	351
HomeStreet, Inc.*	19	348
Yadkin Financial Corp.*	17	345
Banc of California, Inc.	28	345
Central Pacific Financial Corp.	15	345
Hudson Valley Holding Corp.	13	332
Ladenburg Thalmann Financial Services, Inc.*	86	332
Metro Bancorp, Inc.	12	331
CareTrust REIT, Inc.	24	325
Clifton Bancorp, Inc.	23	325
German American Bancorp, Inc.	11	324
NMI Holdings, Inc. — Class A*	43	322
HCI Group, Inc.	7	321
Diamond Hill Investment Group, Inc.	2	320
Blue Hills Bancorp, Inc.*	24	317
Gladstone Commercial Corp.	17	316
Beneficial Bancorp, Inc.*	28	316
State Auto Financial Corp.	13	316
United Insurance Holdings Corp.	14	315
Independent Bank Group, Inc.	8	311
BNC Bancorp	17	308
Peoples Bancorp, Inc.	13	307
Southwest Bancorp, Inc.	17	302
Whitestone REIT — Class B	19	302
RE/MAX Holdings, Inc. — Class A	9	299

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 26.1% (continued)
Financial - 6.3% (continued)
First Bancorp	17	$299
Bank Mutual Corp.	40	293
Pacific Premier Bancorp, Inc.*	18	291
OneBeacon Insurance Group Ltd. — Class A	19	289
HomeTrust Bancshares, Inc.*	18	287
Peapack Gladstone Financial Corp.	13	281
West Bancorporation, Inc.	14	278
CorEnergy Infrastructure Trust, Inc.	40	277
Univest Corporation of Pennsylvania	14	277
Ares Commercial Real Estate Corp.	25	276
Financial Institutions, Inc.	12	275
Preferred Bank/Los Angeles CA	10	275
Mercantile Bank Corp.	14	274
Stonegate Bank	9	272
Park Sterling Corp.	38	270
NewStar Financial, Inc.*	23	270
Peoples Financial Services Corp.	6	269
One Liberty Properties, Inc.	11	269
Walker & Dunlop, Inc.*	15	266
Caesars Acquisition Co. — Class A*	39	265
First Defiance Financial Corp.	8	263
Marcus & Millichap, Inc.*	7	262
NewBridge Bancorp	29	259
Bridge Bancorp, Inc.	10	258
Independent Bank Corp.	20	257
First of Long Island Corp.	10	255
Bank of Marin Bancorp	5	255
Federal Agricultural Mortgage Corp. — Class C	9	254
Bancorp, Inc.*	28	253
Phoenix Companies, Inc.*	5	250
Flagstar Bancorp, Inc.*	17	247
First Community Bancshares, Inc.	14	245
Bank of Kentucky Financial Corp.	5	245
Arrow Financial Corp.	9	244
Seacoast Banking Corporation of Florida*	17	243
Ladder Capital Corp. — Class A	13	241
Camden National Corp.	6	239
Consolidated-Tomoka Land Co.	4	239
Suffolk Bancorp	10	238
Fidelity Southern Corp.	14	236
United Community Financial Corp.	43	235
Citizens, Inc.*	38	234
Talmer Bancorp, Inc. — Class A	15	230
Pacific Continental Corp.	17	225
Meridian Bancorp, Inc.*	17	224
Armada Hoffler Properties, Inc.	21	224
Republic Bancorp, Inc. — Class A	9	223
Citizens & Northern Corp.	11	222
Guaranty Bancorp	13	220
State National Companies, Inc.	22	219
FRP Holdings, Inc.*	6	218
First Connecticut Bancorp, Inc.	14	215
On Deck Capital, Inc.*	10	213
Fidelity & Guaranty Life	10	212
Oppenheimer Holdings, Inc. — Class A	9	211
BankFinancial Corp.	16	210
Bridge Capital Holdings*	8	209
Anchor BanCorp Wisconsin, Inc.*	6	208
Crawford & Co. — Class B	24	207
OceanFirst Financial Corp.	12	207
CU Bancorp*	9	205
CNB Financial Corp.	12	204
Calamos Asset Management, Inc. — Class A	15	202
TriState Capital Holdings, Inc.*	19	199
Meta Financial Group, Inc.	5	199
Penns Woods Bancorp, Inc.	4	196
Gain Capital Holdings, Inc.	20	195
Global Indemnity plc — Class A*	7	194
Easterly Government Properties, Inc.*	12	193
UMH Properties, Inc.	19	191
Baldwin & Lyons, Inc. — Class B	8	188
CatchMark Timber Trust, Inc. — Class A	16	188
Horizon Bancorp	8	187
PennyMac Financial Services, Inc. — Class A*	11	187
Altisource Asset Management Corp.*	1	185
Moelis & Co. — Class A	6	181
National Bankshares, Inc.	6	179
Atlas Financial Holdings, Inc.*	10	177
Ames National Corp.	7	174
MidWestOne Financial Group, Inc.	6	173
Charter Financial Corp.	15	173
National Interstate Corp.	6	168
Fox Chase Bancorp, Inc.	10	168
Sierra Bancorp	10	167
Territorial Bancorp, Inc.	7	166
Heritage Commerce Corp.	18	164
Kearny Financial Corp.*	12	163
Square 1 Financial, Inc. — Class A*	6	161
American National Bankshares, Inc.	7	158
Heritage Oaks Bancorp	19	158
Manning & Napier, Inc. — Class A	12	156
First Financial Northwest, Inc.	12	148
Northrim BanCorp, Inc.	6	147
Capital City Bank Group, Inc.	9	146
Altisource Portfolio Solutions S.A.*	11	142

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 26.1% (continued)
Financial - 6.3% (continued)
eHealth, Inc.*	15	$141
Marlin Business Services Corp.	7	140
First Bancorp, Inc.	8	140
FBR & Co.*	6	139
Kansas City Life Insurance Co.	3	138
EMC Insurance Group, Inc.	4	135
Owens Realty Mortgage, Inc.	9	135
Regional Management Corp.*	9	133
Sun Bancorp, Inc.*	7	132
Heritage Insurance Holdings, Inc.*	6	132
BBX Capital Corp. — Class A*	7	130
Stonegate Mortgage Corp.*	12	130
First Business Financial Services, Inc.	3	130
Cascade Bancorp*	27	130
Enterprise Bancorp, Inc.	6	128
Hallmark Financial Services, Inc.*	12	127
Consumer Portfolio Services, Inc.*	18	126
Opus Bank	4	124
Century Bancorp, Inc. — Class A	3	119
Ashford, Inc.*	1	119
Macatawa Bank Corp.	22	118
Merchants Bancshares, Inc.	4	117
Trade Street Residential, Inc.	16	115
Old Line Bancshares, Inc.	7	111
Donegal Group, Inc. — Class A	7	110
JG Wentworth Co. — Class A*	10	104
MidSouth Bancorp, Inc.	7	103
CommunityOne Bancorp*	10	98
Republic First Bancorp, Inc.*	27	98
Triumph Bancorp, Inc.*	7	96
Independence Holding Co.	7	95
Pzena Investment Management, Inc. — Class A	10	92
RCS Capital Corp. — Class A	8	85
Nicholas Financial, Inc.*	6	84
FXCM, Inc. — Class A	39	83
Palmetto Bancshares, Inc.	4	76
Silvercrest Asset Management Group, Inc. — Class A	5	71
Higher One Holdings, Inc.*	29	70
ServisFirst Bancshares, Inc.	2	66
Great Ajax Corp.*	4	58
Fifth Street Asset Management, Inc.	5	56
C1 Financial, Inc.*	3	56
Trupanion, Inc.*	7	56
Medley Management, Inc. — Class A	5	55
Hampton Roads Bankshares, Inc.*	29	55
GFI Group, Inc.	9	53
Green Bancorp, Inc.*	4	45
CIFC Corp.	5	38
Total Financial		370,704
Isis Pharmaceuticals, Inc.*	101	6,430
Puma Biotechnology, Inc.*	21	4,958
DexCom, Inc.*	64	3,989
West Pharmaceutical Services, Inc.	61	3,672
STERIS Corp.	51	3,584
WEX, Inc.*	33	3,543
Team Health Holdings, Inc.*	60	3,510
WellCare Health Plans, Inc.*	38	3,476
Cepheid*	60	3,413
PAREXEL International Corp.*	49	3,380
HealthSouth Corp.	76	3,371
United Natural Foods, Inc.*	43	3,313
Receptos, Inc.*	19	3,132
TreeHouse Foods, Inc.*	36	3,060
Deluxe Corp.	43	2,978
Neurocrine Biosciences, Inc.*	72	2,859
Impax Laboratories, Inc.*	60	2,812
Pacira Pharmaceuticals, Inc.*	31	2,754
Acadia Healthcare Company, Inc.*	37	2,650
Euronet Worldwide, Inc.*	44	2,586
Akorn, Inc.*	54	2,566
Bluebird Bio, Inc.*	21	2,536
Cimpress N.V.*	29	2,447
ABIOMED, Inc.*	34	2,434
OPKO Health, Inc.*	169	2,395
Celldex Therapeutics, Inc.*	84	2,341
Corporate Executive Board Co.	29	2,317
ACADIA Pharmaceuticals, Inc.*	68	2,216
Amsurg Corp. — Class A*	36	2,215
Sotheby's	52	2,198
Post Holdings, Inc.*	45	2,108
Helen of Troy Ltd.*	25	2,037
SUPERVALU, Inc.*	174	2,023
Haemonetics Corp.*	45	2,021
Darling Ingredients, Inc.*	141	1,975
Dyax Corp.*	117	1,960
Synageva BioPharma Corp.*	20	1,951
Healthcare Services Group, Inc.	60	1,928
Thoratec Corp.*	46	1,926
Advisory Board Co.*	36	1,918
Prestige Brands Holdings, Inc.*	44	1,887
Boston Beer Company, Inc. — Class A*	7	1,872
NuVasive, Inc.*	40	1,840
Owens & Minor, Inc.	54	1,827
Chemed Corp.	15	1,792
Monro Muffler Brake, Inc.	27	1,756
Molina Healthcare, Inc.*	26	1,750
Grand Canyon Education, Inc.*	40	1,731
Magellan Health, Inc.*	24	1,700
On Assignment, Inc.*	44	1,688
Novavax, Inc.*	204	1,687
Exact Sciences Corp.*	76	1,674
Ironwood Pharmaceuticals, Inc. — Class A*	103	1,648
Anacor Pharmaceuticals, Inc.*	28	1,620
Insulet Corp.*	48	1,601
Kindred Healthcare, Inc.	67	1,595

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 26.1% (continued)
Consumer, Non-cyclical - 5.8% (continued)
Sanderson Farms, Inc.	20	$1,593
Air Methods Corp.*	34	1,584
Medicines Co.*	56	1,569
Clovis Oncology, Inc.*	21	1,559
ABM Industries, Inc.	48	1,529
Lancaster Colony Corp.	16	1,522
Fresh Market, Inc.*	37	1,504
Cyberonics, Inc.*	23	1,493
Lannett Company, Inc.*	22	1,490
Portola Pharmaceuticals, Inc.*	39	1,480
Heartland Payment Systems, Inc.	31	1,452
Intrexon Corp.*	32	1,452
Neogen Corp.*	31	1,449
Cardtronics, Inc.*	38	1,429
Vector Group Ltd.	65	1,427
Globus Medical, Inc. — Class A*	56	1,413
Korn/Ferry International	43	1,413
J&J Snack Foods Corp.	13	1,387
Cantel Medical Corp.	29	1,378
B&G Foods, Inc.	46	1,354
Matthews International Corp. — Class A	26	1,339
Huron Consulting Group, Inc.*	20	1,323
Dean Foods Co.	80	1,322
HeartWare International, Inc.*	15	1,317
FTI Consulting, Inc.*	35	1,311
Ligand Pharmaceuticals, Inc. — Class B*	17	1,311
Snyder's-Lance, Inc.	41	1,310
Catalent, Inc.*	42	1,308
Integra LifeSciences Holdings Corp.*	21	1,295
Bright Horizons Family Solutions, Inc.*	25	1,282
PTC Therapeutics, Inc.*	21	1,278
Halozyme Therapeutics, Inc.*	89	1,271
Masimo Corp.*	38	1,253
Spectranetics Corp.*	36	1,251
ExamWorks Group, Inc.*	30	1,249
Rent-A-Center, Inc.	45	1,234
Agios Pharmaceuticals, Inc.*	13	1,226
EVERTEC, Inc.	56	1,224
Abaxis, Inc.	19	1,218
Greatbatch, Inc.*	21	1,215
AMAG Pharmaceuticals, Inc.*	22	1,203
Nektar Therapeutics*	109	1,199
Acorda Therapeutics, Inc.*	36	1,198
ARIAD Pharmaceuticals, Inc.*	141	1,162
CONMED Corp.	23	1,161
Brink's Co.	42	1,160
HMS Holdings Corp.*	75	1,159
WD-40 Co.	13	1,151
Fresh Del Monte Produce, Inc.	29	1,129
Depomed, Inc.*	50	1,121
ICU Medical, Inc.*	12	1,118
Theravance, Inc.	71	1,116
Wright Medical Group, Inc.*	43	1,109
Keryx Biopharmaceuticals, Inc.*	87	1,108
Natus Medical, Inc.*	28	1,105
Cal-Maine Foods, Inc.	27	1,055
Tumi Holdings, Inc.*	43	1,052
TESARO, Inc.*	18	1,033
Cambrex Corp.*	26	1,030
MannKind Corp.*	196	1,019
SpartanNash Co.	32	1,010
Select Medical Holdings Corp.	68	1,008
Analogic Corp.	11	1,000
Merrimack Pharmaceuticals, Inc.*	84	998
Insperity, Inc.	19	994
Andersons, Inc.	24	993
Chimerix, Inc.*	26	980
LifeLock, Inc.*	69	974
PDL BioPharma, Inc.	138	971
Achillion Pharmaceuticals, Inc.*	98	966
Tetraphase Pharmaceuticals, Inc.*	26	953
Universal Corp.	20	943
Endologix, Inc.*	55	939
Cardiovascular Systems, Inc.*	24	937
NewLink Genetics Corp.*	17	930
AMN Healthcare Services, Inc.*	40	923
NxStage Medical, Inc.*	53	917
Sangamo BioSciences, Inc.*	58	909
Arena Pharmaceuticals, Inc.*	207	905
Auspex Pharmaceuticals, Inc.*	9	902
Insmed, Inc.*	43	894
Cempra, Inc.*	26	892
Ensign Group, Inc.	19	890
Array BioPharma, Inc.*	120	884
Prothena Corporation plc*	23	877
KYTHERA Biopharmaceuticals, Inc.*	17	853
TrueBlue, Inc.*	35	852
Repligen Corp.*	28	850
ZIOPHARM Oncology, Inc.*	78	840
MiMedx Group, Inc.*	80	832
Orexigen Therapeutics, Inc.*	105	822
ACCO Brands Corp.*	98	814
Tornier N.V.*	31	813
Affymetrix, Inc.*	62	779
Zeltiq Aesthetics, Inc.*	25	771
Multi-Color Corp.	11	763
Bio-Reference Laboratories, Inc.*	21	739
PharMerica Corp.*	26	733
McGrath RentCorp	22	724
Emergent Biosolutions, Inc.*	25	719
Merit Medical Systems, Inc.*	37	712
Omeros Corp.*	32	705
Team, Inc.*	18	702
IPC Healthcare, Inc.*	15	700
ICF International, Inc.*	17	694
Meridian Bioscience, Inc.	36	686
Hanger, Inc.*	30	681
Momenta Pharmaceuticals, Inc.*	44	669
ImmunoGen, Inc.*	74	662
RPX Corp.*	46	662

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 26.1% (continued)
Consumer, Non-cyclical - 5.8% (continued)
Aegerion Pharmaceuticals, Inc.*	25	$654
Relypsa, Inc.*	18	649
Capital Senior Living Corp.*	25	649
Quidel Corp.*	24	648
Raptor Pharmaceutical Corp.*	59	641
Diamond Foods, Inc.*	19	619
TherapeuticsMD, Inc.*	102	617
Calavo Growers, Inc.	12	617
Amedisys, Inc.*	23	616
Accuray, Inc.*	66	614
Tootsie Roll Industries, Inc.	18	606
Infinity Pharmaceuticals, Inc.*	42	587
Capella Education Co.	9	584
Cynosure, Inc. — Class A*	19	583
Resources Connection, Inc.	33	578
Foundation Medicine, Inc.*	12	577
Retrophin, Inc.*	24	575
Orthofix International N.V.*	16	574
National Healthcare Corp.	9	573
Dynavax Technologies Corp.*	25	561
Ophthotech Corp.*	12	558
USANA Health Sciences, Inc.*	5	556
Esperion Therapeutics, Inc.*	6	556
Quad/Graphics, Inc.	24	552
Hyperion Therapeutics, Inc.*	12	551
Navigant Consulting, Inc.*	42	544
Invacare Corp.	28	543
Spark Therapeutics, Inc.*	7	543
BioCryst Pharmaceuticals, Inc.*	60	542
MacroGenics, Inc.*	17	533
Acceleron Pharma, Inc.*	14	533
Healthways, Inc.*	27	532
Providence Service Corp.*	10	531
Insys Therapeutics, Inc.*	9	523
OvaScience, Inc.*	15	521
LDR Holding Corp.*	14	513
Luminex Corp.*	32	512
Geron Corp.*	135	509
Viad Corp.	18	501
NutriSystem, Inc.	25	500
Boulder Brands, Inc.*	52	496
Ingles Markets, Inc. — Class A	10	495
Monster Worldwide, Inc.*	78	495
Anika Therapeutics, Inc.*	12	494
AtriCure, Inc.*	24	492
PRA Health Sciences, Inc.*	17	490
Strayer Education, Inc.*	9	481
Ascent Capital Group, Inc. — Class A*	12	478
US Physical Therapy, Inc.	10	475
K12, Inc.*	30	472
Kforce, Inc.	21	469
GenMark Diagnostics, Inc.*	36	467
Sarepta Therapeutics, Inc.*	35	465
Kite Pharma, Inc.*	8	461
Phibro Animal Health Corp. — Class A	13	460
TriNet Group, Inc.*	13	458
Inter Parfums, Inc.	14	457
Vascular Solutions, Inc.*	15	455
Coca-Cola Bottling Company Consolidated	4	452
American Public Education, Inc.*	15	450
Diplomat Pharmacy, Inc.*	13	450
Weis Markets, Inc.	9	448
Sagent Pharmaceuticals, Inc.*	19	442
Rockwell Medical, Inc.*	40	437
Ultragenyx Pharmaceutical, Inc.*	7	435
Global Cash Access Holdings, Inc.*	57	434
Green Dot Corp. — Class A*	27	430
Exelixis, Inc.*	167	429
Unilife Corp.*	107	429
Genomic Health, Inc.*	14	428
Accelerate Diagnostics, Inc.*	19	428
Inovio Pharmaceuticals, Inc.*	52	424
Triple-S Management Corp. — Class B*	21	417
Revlon, Inc. — Class A*	10	412
Five Prime Therapeutics, Inc.*	18	411
Intra-Cellular Therapies, Inc.*	17	406
Kelly Services, Inc. — Class A	23	401
Aratana Therapeutics, Inc.*	25	400
Karyopharm Therapeutics, Inc.*	13	398
Xoom Corp.*	27	397
Sequenom, Inc.*	100	395
Heidrick & Struggles International, Inc.	16	393
Central Garden & Pet Co. — Class A*	37	393
SciClone Pharmaceuticals, Inc.*	44	390
TG Therapeutics, Inc.*	25	387
Universal American Corp.*	36	384
BioDelivery Sciences International, Inc.*	36	378
Surgical Care Affiliates, Inc.*	11	378
ANI Pharmaceuticals, Inc.*	6	375
AngioDynamics, Inc.*	21	374
Synergy Pharmaceuticals, Inc.*	80	370
LHC Group, Inc.*	11	363
Progenics Pharmaceuticals, Inc.*	60	359
XenoPort, Inc.*	50	356
Albany Molecular Research, Inc.*	20	352
Theravance Biopharma, Inc.*	20	347
Atrion Corp.	1	346
CorVel Corp.*	10	344
Elizabeth Arden, Inc.*	22	343
Cerus Corp.*	82	342
Spectrum Pharmaceuticals, Inc.*	56	340
Chefs' Warehouse, Inc.*	15	336
CBIZ, Inc.*	36	336
Nevro Corp.*	7	336
Carriage Services, Inc. — Class A	14	334
Forrester Research, Inc.	9	331
Radius Health, Inc.*	8	329

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 26.1% (continued)
Consumer, Non-cyclical - 5.8% (continued)
ARC Document Solutions, Inc.*	35	$323
Cross Country Healthcare, Inc.*	27	320
Arrowhead Research Corp.*	47	318
Tejon Ranch Co.*	12	317
OraSure Technologies, Inc.*	48	314
Almost Family, Inc.*	7	313
Ennis, Inc.	22	311
Pernix Therapeutics Holdings, Inc.*	29	310
Great Lakes Dredge & Dock Corp.*	51	307
Pacific Biosciences of California, Inc.*	52	304
Supernus Pharmaceuticals, Inc.*	25	302
John B Sanfilippo & Son, Inc.	7	302
Medifast, Inc.*	10	300
Career Education Corp.*	58	292
Heron Therapeutics, Inc.*	20	291
SurModics, Inc.*	11	286
SP Plus Corp.*	13	284
XOMA Corp.*	78	284
Avalanche Biotechnologies, Inc.*	7	284
OncoMed Pharmaceuticals, Inc.*	11	284
Aerie Pharmaceuticals, Inc.*	9	282
Osiris Therapeutics, Inc.*	16	281
Landauer, Inc.	8	281
LendingTree, Inc.*	5	280
Zafgen, Inc.*	7	277
Enanta Pharmaceuticals, Inc.*	9	276
Idera Pharmaceuticals, Inc.*	74	275
Northwest Biotherapeutics, Inc.*	37	273
Immunomedics, Inc.*	71	272
Agenus, Inc.*	53	272
Antares Pharma, Inc.*	100	271
Vanda Pharmaceuticals, Inc.*	29	270
Rigel Pharmaceuticals, Inc.*	75	268
Ampio Pharmaceuticals, Inc.*	35	264
Incorporated Research Holdings, Inc. — Class A*	8	262
BioScrip, Inc.*	59	261
Alder Biopharmaceuticals, Inc.*	9	260
Corcept Therapeutics, Inc.*	46	258
Barrett Business Services, Inc.	6	257
ZS Pharma, Inc.*	6	252
Sage Therapeutics, Inc.*	5	251
Adeptus Health, Inc. — Class A*	5	251
FibroGen, Inc.*	8	251
Atara Biotherapeutics, Inc.*	6	249
CRA International, Inc.*	8	249
CryoLife, Inc.	24	249
Otonomy, Inc.*	7	248
Omega Protein Corp.*	18	246
STAAR Surgical Co.*	33	245
Xencor, Inc.*	16	245
Epizyme, Inc.*	13	244
National Beverage Corp.*	10	244
Verastem, Inc.*	24	244
RTI Surgical, Inc.*	49	242
CSS Industries, Inc.	8	241
RadNet, Inc.*	28	235
CTI BioPharma Corp.*	129	233
Sucampo Pharmaceuticals, Inc. — Class A*	15	233
HealthEquity, Inc.*	9	225
BioTime, Inc.*	45	224
Natural Grocers by Vitamin Cottage, Inc.*	8	221
IGI Laboratories, Inc.*	27	220
Regulus Therapeutics, Inc.*	13	220
Peregrine Pharmaceuticals, Inc.*	162	219
Limoneira Co.	10	218
MoneyGram International, Inc.*	25	216
James River Group Holdings Ltd.	9	212
Smart & Final Stores, Inc.*	12	211
Ocular Therapeutix, Inc.*	5	210
Civitas Solutions, Inc.*	10	209
Seneca Foods Corp. — Class A*	7	209
Threshold Pharmaceuticals, Inc.*	51	207
Civeo Corp.	81	206
Mirati Therapeutics, Inc.*	7	205
Navidea Biopharmaceuticals, Inc.*	129	205
Exactech, Inc.*	8	205
BioTelemetry, Inc.*	23	204
Cytokinetics, Inc.*	30	203
Lexicon Pharmaceuticals, Inc.*	215	203
Paylocity Holding Corp.*	7	200
Endocyte, Inc.*	32	200
Oxford Immunotec Global plc*	14	197
Hackett Group, Inc.	22	197
Organovo Holdings, Inc.*	54	191
VIVUS, Inc.*	77	189
Village Super Market, Inc. — Class A	6	189
Stemline Therapeutics, Inc.*	13	188
Coherus Biosciences, Inc.*	6	183
Pendrell Corp.*	141	183
ServiceSource International, Inc.*	59	183
Universal Technical Institute, Inc.	19	182
Repros Therapeutics, Inc.*	21	180
Utah Medical Products, Inc.	3	180
Galena Biopharma, Inc.*	128	178
POZEN, Inc.*	23	178
K2M Group Holdings, Inc.*	8	176
ChemoCentryx, Inc.*	23	174
Franklin Covey Co.*	9	173
CDI Corp.	12	169
Weight Watchers International, Inc.*	24	168
Five Star Quality Care, Inc.*	37	164
Bellicum Pharmaceuticals, Inc.*	7	162
CytRx Corp.*	48	162

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 26.1% (continued)
Consumer, Non-cyclical - 5.8% (continued)
Derma Sciences, Inc.*	19	$161
Electro Rent Corp.	14	159
Senomyx, Inc.*	36	159
SFX Entertainment, Inc.*	38	155
AAC Holdings, Inc.*	5	153
Farmer Bros Co.*	6	149
Inventure Foods, Inc.*	13	145
Revance Therapeutics, Inc.*	7	145
Zogenix, Inc.*	105	144
Genesis Healthcare, Inc.*	20	142
Nutraceutical International Corp.*	7	138
ITT Educational Services, Inc.*	20	136
Collectors Universe, Inc.	6	135
Bridgepoint Education, Inc.*	14	135
Oncothyreon, Inc.*	81	132
Cellular Dynamics International, Inc.*	8	131
National Research Corp. — Class A	9	130
Intersect ENT, Inc.*	5	129
Versartis, Inc.*	7	129
Inogen, Inc.*	4	128
Vital Therapies, Inc.*	5	125
Craft Brew Alliance, Inc.*	9	123
Amphastar Pharmaceuticals, Inc.*	8	120
Nature's Sunshine Products, Inc.	9	118
Sunesis Pharmaceuticals, Inc.*	48	118
BioSpecifics Technologies Corp.*	3	117
Alimera Sciences, Inc.*	23	115
Addus HomeCare Corp.*	5	115
Calithera Biosciences, Inc.*	7	115
Tandem Diabetes Care, Inc.*	9	114
Bio-Path Holdings, Inc.*	63	113
Flexion Therapeutics, Inc.*	5	113
Neuralstem, Inc.*	59	112
Information Services Group, Inc.	28	112
Entellus Medical, Inc.*	5	110
Synta Pharmaceuticals Corp.*	56	109
Fairway Group Holdings Corp.*	16	108
Dermira, Inc.*	7	107
Immune Design Corp.*	5	106
Cenveo, Inc.*	48	103
Alico, Inc.	2	103
Invitae Corp.*	6	101
Applied Genetic Technologies Corp.*	5	100
Synutra International, Inc.*	15	96
Sientra, Inc.*	5	96
Neff Corp. — Class A*	9	95
Liberator Medical Holdings, Inc.	27	95
Hill International, Inc.*	26	93
Cytori Therapeutics, Inc.*	79	93
NanoString Technologies, Inc.*	9	92
Enzo Biochem, Inc.*	31	91
Patriot National, Inc.*	7	89
Alliance HealthCare Services, Inc.*	4	89
PRGX Global, Inc.*	22	88
Performant Financial Corp.*	26	88
Lifeway Foods, Inc.*	4	86
Alliance One International, Inc.*	76	84
Liberty Tax, Inc.	3	83
NanoViricides, Inc.*	37	83
AcelRx Pharmaceuticals, Inc.*	21	81
Akebia Therapeutics, Inc.*	7	78
T2 Biosystems, Inc.*	5	78
TransEnterix, Inc.*	25	73
Dicerna Pharmaceuticals, Inc.*	3	72
Vitae Pharmaceuticals, Inc.*	6	70
Kindred Biosciences, Inc.*	9	64
TriVascular Technologies, Inc.*	6	63
Pain Therapeutics, Inc.*	33	62
Genocea Biosciences, Inc.*	5	59
Symmetry Surgical, Inc.*	8	59
Achaogen, Inc.*	6	59
Galectin Therapeutics, Inc.*	17	57
Tokai Pharmaceuticals, Inc.*	5	57
NeoStem, Inc.*	22	56
Female Health Co.	19	54
Adamas Pharmaceuticals, Inc.*	3	52
Ardelyx, Inc.*	4	52
Actinium Pharmaceuticals, Inc.*	21	52
Cara Therapeutics, Inc.*	5	50
Marrone Bio Innovations, Inc.*	12	46
Ohr Pharmaceutical, Inc.*	18	46
Care.com, Inc.*	6	45
Veracyte, Inc.*	6	44
Egalet Corp.*	3	39
Second Sight Medical Products, Inc.*	3	38
Loxo Oncology, Inc.*	3	37
Eleven Biotherapeutics, Inc.*	4	36
22nd Century Group, Inc.*	39	34
PhotoMedex, Inc.*	11	22
Regado Biosciences, Inc.*	13	16
Roka Bioscience, Inc.*	4	13
Total Consumer, Non-cyclical		343,975
Consumer, Cyclical - 3.6%
Office Depot, Inc.*	459	4,223
Brunswick Corp.	80	4,116
JetBlue Airways Corp.*	213	4,101
Jack in the Box, Inc.	34	3,262
Vail Resorts, Inc.	31	3,206
Dana Holding Corp.	145	3,069
Tenneco, Inc.*	52	2,986
Casey's General Stores, Inc.	33	2,973
Wolverine World Wide, Inc.	87	2,911
Buffalo Wild Wings, Inc.*	16	2,900
American Eagle Outfitters, Inc.	167	2,852
Watsco, Inc.	22	2,764
Pool Corp.	39	2,721
Restoration Hardware Holdings, Inc.*	27	2,678
Life Time Fitness, Inc.*	35	2,483

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 26.1% (continued)
Consumer, Cyclical - 3.6% (continued)
Skechers U.S.A., Inc. — Class A*	34	$2,445
Cracker Barrel Old Country Store, Inc.	16	2,434
Allegiant Travel Co. — Class A	12	2,307
Texas Roadhouse, Inc. — Class A	60	2,186
HNI Corp.	39	2,152
Cooper Tire & Rubber Co.	50	2,142
Men's Wearhouse, Inc.	41	2,140
Cheesecake Factory, Inc.	43	2,121
Asbury Automotive Group, Inc.*	24	1,994
Lithia Motors, Inc. — Class A	20	1,988
Ryland Group, Inc.	40	1,950
TRI Pointe Homes, Inc.*	126	1,943
HSN, Inc.	28	1,910
Steven Madden Ltd.*	50	1,900
Marriott Vacations Worldwide Corp.	23	1,864
Pinnacle Entertainment, Inc.*	51	1,841
Group 1 Automotive, Inc.	21	1,813
G-III Apparel Group Ltd.*	16	1,802
Mobile Mini, Inc.	40	1,706
Five Below, Inc.*	47	1,671
Meritage Homes Corp.*	34	1,653
ANN, Inc.*	40	1,641
Select Comfort Corp.*	47	1,621
Papa John's International, Inc.	26	1,607
Bloomin' Brands, Inc.	66	1,606
UniFirst Corp.	13	1,530
Gentherm, Inc.*	30	1,515
DineEquity, Inc.	14	1,498
American Axle & Manufacturing Holdings, Inc.*	58	1,498
Genesco, Inc.*	21	1,496
Sonic Corp.	47	1,490
Burlington Stores, Inc.*	25	1,486
Columbia Sportswear Co.	24	1,462
Herman Miller, Inc.	51	1,416
Fiesta Restaurant Group, Inc.*	23	1,403
United Stationers, Inc.	34	1,394
Iconix Brand Group, Inc.*	41	1,380
Churchill Downs, Inc.	12	1,379
PriceSmart, Inc.	16	1,360
Steelcase, Inc. — Class A	71	1,345
Beacon Roofing Supply, Inc.*	42	1,315
Core-Mark Holding Company, Inc.	20	1,286
La-Z-Boy, Inc.	45	1,265
G&K Services, Inc. — Class A	17	1,233
Buckle, Inc.	24	1,226
Children's Place, Inc.	19	1,220
Brown Shoe Company, Inc.	37	1,214
Popeyes Louisiana Kitchen, Inc.*	20	1,196
Express, Inc.*	72	1,190
Interface, Inc. — Class A	57	1,184
First Cash Financial Services, Inc.*	25	1,163
Dorman Products, Inc.*	23	1,144
Pier 1 Imports, Inc.	81	1,132
KB Home	72	1,125
Krispy Kreme Doughnuts, Inc.*	56	1,119
Standard Pacific Corp.*	124	1,116
Hibbett Sports, Inc.*	22	1,079
Vitamin Shoppe, Inc.*	26	1,071
Meritor, Inc.*	84	1,058
Outerwall, Inc.	16	1,058
Penn National Gaming, Inc.*	67	1,049
Red Robin Gourmet Burgers, Inc.*	12	1,044
Belmond Ltd. — Class A*	83	1,019
Finish Line, Inc. — Class A	41	1,005
Diamond Resorts International, Inc.*	30	1,003
Guess?, Inc.	53	985
Knoll, Inc.	42	984
ScanSource, Inc.*	24	976
Bob Evans Farms, Inc.	21	971
MDC Holdings, Inc.	34	969
BJ's Restaurants, Inc.*	19	959
Boyd Gaming Corp.*	67	952
Cato Corp. — Class A	24	950
Oxford Industries, Inc.	12	905
Mattress Firm Holding Corp.*	13	905
La Quinta Holdings, Inc.*	38	900
Interval Leisure Group, Inc.	34	891
TiVo, Inc.*	82	870
Hawaiian Holdings, Inc.*	39	859
Denny's Corp.*	75	855
Sonic Automotive, Inc. — Class A	34	847
Wabash National Corp.*	59	832
Barnes & Noble, Inc.*	35	831
iRobot Corp.*	25	816
Rush Enterprises, Inc. — Class A*	29	793
Crocs, Inc.*	67	791
Universal Electronics, Inc.*	14	790
National CineMedia, Inc.	52	784
International Speedway Corp. — Class A	24	783
Lumber Liquidators Holdings, Inc.*	24	738
Conn's, Inc.*	24	727
Zumiez, Inc.*	18	725
Standard Motor Products, Inc.	17	719
Libbey, Inc.	18	718
Cooper-Standard Holding, Inc.*	12	710
Carmike Cinemas, Inc.*	21	706
Wesco Aircraft Holdings, Inc.*	45	689
H&E Equipment Services, Inc.	27	675
SkyWest, Inc.	44	643
Francesca's Holdings Corp.*	36	641
AMC Entertainment Holdings, Inc. — Class A	18	639
Callaway Golf Co.	67	639
Stage Stores, Inc.	27	619
Ethan Allen Interiors, Inc.	22	608
Regis Corp.*	37	605
American Woodmark Corp.*	11	602

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 26.1% (continued)
Consumer, Cyclical - 3.6% (continued)
Cavco Industries, Inc.*	8	$600
Tuesday Morning Corp.*	37	596
Republic Airways Holdings, Inc.*	43	591
Remy International, Inc.	26	577
Steiner Leisure Ltd.*	12	569
Cash America International, Inc.	24	559
MarineMax, Inc.*	21	557
Modine Manufacturing Co.*	41	552
Fred's, Inc. — Class A	32	547
DTS, Inc.*	15	511
M/I Homes, Inc.*	21	501
Rentrak Corp.*	9	500
Ruth's Hospitality Group, Inc.	31	492
Winnebago Industries, Inc.	23	489
Tower International, Inc.*	18	479
Unifi, Inc.*	13	469
Caesars Entertainment Corp.*	44	463
Scientific Games Corp. — Class A*	44	461
Movado Group, Inc.	16	456
Pep Boys-Manny Moe & Jack*	46	443
Travelport Worldwide Ltd.	26	434
Douglas Dynamics, Inc.	19	434
Haverty Furniture Companies, Inc.	17	423
Motorcar Parts of America, Inc.*	15	417
Biglari Holdings, Inc.*	1	414
Nautilus, Inc.*	27	412
Beazer Homes USA, Inc.*	23	408
Del Frisco's Restaurant Group, Inc.*	20	403
EZCORP, Inc. — Class A*	44	402
Arctic Cat, Inc.	11	400
Virgin America, Inc.*	13	395
William Lyon Homes — Class A*	15	387
Shoe Carnival, Inc.	13	383
America's Car-Mart, Inc.*	7	380
Superior Industries International, Inc.	20	379
ClubCorp Holdings, Inc.	19	368
Hovnanian Enterprises, Inc. — Class A*	100	356
Titan International, Inc.	38	356
Citi Trends, Inc.*	13	351
Daktronics, Inc.	32	346
Federal-Mogul Holdings Corp.*	25	333
Eros International plc*	19	332
Marcus Corp.	15	319
Ruby Tuesday, Inc.*	53	319
Chuy's Holdings, Inc.*	14	315
Kirkland's, Inc.*	13	309
Vera Bradley, Inc.*	19	308
Kimball International, Inc. — Class B	29	304
Stein Mart, Inc.	24	299
Tile Shop Holdings, Inc.*	24	291
Container Store Group, Inc.*	15	286
PetMed Express, Inc.	17	281
Isle of Capri Casinos, Inc.*	19	267
Shake Shack, Inc. — Class A*	5	250
Carrols Restaurant Group, Inc.*	30	249
Miller Industries, Inc.	10	245
WCI Communities, Inc.*	10	240
Aeropostale, Inc.*	67	232
Perry Ellis International, Inc.*	10	232
Speedway Motorsports, Inc.	10	228
Strattec Security Corp.	3	222
Jamba, Inc.*	15	221
Quiksilver, Inc.*	117	216
Build-A-Bear Workshop, Inc. — Class A*	11	216
Culp, Inc.	8	214
Big 5 Sporting Goods Corp.	16	212
NACCO Industries, Inc. — Class A	4	212
PC Connection, Inc.	8	209
Reading International, Inc. — Class A*	15	202
Titan Machinery, Inc.*	15	200
LGI Homes, Inc.*	12	200
Freshpet, Inc.*	10	194
Morgans Hotel Group Co.*	25	194
Skullcandy, Inc.*	17	192
Bravo Brio Restaurant Group, Inc.*	13	191
Black Diamond, Inc.*	20	189
Vince Holding Corp.*	10	186
Dave & Buster's Entertainment, Inc.*	6	183
Destination Maternity Corp.	12	181
Metaldyne Performance Group, Inc.	10	180
Weyco Group, Inc.	6	179
El Pollo Loco Holdings, Inc.*	7	179
Potbelly Corp.*	13	178
Winmark Corp.	2	175
Christopher & Banks Corp.*	31	172
Zoe's Kitchen, Inc.*	5	166
Roundy's, Inc.*	34	166
Malibu Boats, Inc. — Class A*	7	163
Nathan's Famous, Inc.	3	162
Habit Restaurants, Inc. — Class A*	5	161
AV Homes, Inc.*	10	160
Noodles & Co.*	9	157
Escalade, Inc.	9	157
VOXX International Corp. — Class A*	17	156
Accuride Corp.*	33	154
Norcraft Companies, Inc.*	6	153
Fox Factory Holding Corp.*	10	153
Monarch Casino & Resort, Inc.*	8	153
Installed Building Products, Inc.*	7	152
Sequential Brands Group, Inc.*	14	150
Destination XL Group, Inc.*	30	148
Commercial Vehicle Group, Inc.*	23	148
Houston Wire & Cable Co.	15	146
Spartan Motors, Inc.	30	146
Tilly's, Inc. — Class A*	9	141

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 26.1% (continued)
Consumer, Cyclical - 3.6% (continued)
West Marine, Inc.*	15	$139
Lifetime Brands, Inc.	9	138
Fuel Systems Solutions, Inc.*	12	132
Johnson Outdoors, Inc. — Class A	4	132
Flexsteel Industries, Inc.	4	125
Systemax, Inc.*	10	122
LeapFrog Enterprises, Inc. — Class A*	56	123
Boot Barn Holdings, Inc.*	5	120
Pacific Sunwear of California, Inc.*	43	119
Dixie Group, Inc.*	13	118
Famous Dave's of America, Inc.*	4	114
New Home Company, Inc.*	7	112
JAKKS Pacific, Inc.*	16	109
Intrawest Resorts Holdings, Inc.*	12	105
bebe stores, Inc.	27	98
Flex Pharma, Inc.*	5	98
Gaiam, Inc. — Class A*	13	95
Papa Murphy's Holdings, Inc.*	5	91
Bon-Ton Stores, Inc.	13	90
Sears Hometown and Outlet Stores, Inc.*	10	77
Marine Products Corp.	9	77
Sportsman's Warehouse Holdings, Inc.*	8	64
New York & Company, Inc.*	25	63
hhgregg, Inc.*	10	61
UCP, Inc. — Class A*	7	61
Empire Resorts, Inc.*	13	60
Century Communities, Inc.*	3	58
Ignite Restaurant Group, Inc.*	7	34
Speed Commerce, Inc.*	42	27
Total Consumer, Cyclical		213,099
Industrial - 3.3%
Graphic Packaging Holding Co.	281	4,086
Cognex Corp.*	75	3,719
HEICO Corp.	57	3,480
Belden, Inc.	37	3,461
Teledyne Technologies, Inc.*	30	3,202
Esterline Technologies Corp.*	27	3,089
Curtiss-Wright Corp.	41	3,031
Woodward, Inc.	57	2,907
Generac Holdings, Inc.*	59	2,873
CLARCOR, Inc.	43	2,841
Berry Plastics Group, Inc.*	77	2,787
FEI Co.	36	2,749
Moog, Inc. — Class A*	36	2,702
EMCOR Group, Inc.	54	2,508
EnerSys	38	2,441
KapStone Paper and Packaging Corp.	73	2,397
Polypore International, Inc.*	39	2,297
XPO Logistics, Inc.*	45	2,046
Louisiana-Pacific Corp.*	121	1,998
Barnes Group, Inc.	47	1,904
Swift Transportation Co. — Class A*	73	1,899
Littelfuse, Inc.	19	1,888
Mueller Industries, Inc.	49	1,770
Sanmina Corp.*	71	1,718
Rexnord Corp.*	64	1,708
Masonite International Corp.*	25	1,681
Hillenbrand, Inc.	54	1,667
Knight Transportation, Inc.	51	1,645
Universal Display Corp.*	35	1,637
Applied Industrial Technologies, Inc.	36	1,631
Trex Company, Inc.*	29	1,581
Franklin Electric Company, Inc.	41	1,564
Matson, Inc.	37	1,560
Methode Electronics, Inc.	33	1,553
RBC Bearings, Inc.	20	1,531
Forward Air Corp.	27	1,466
Dycom Industries, Inc.*	29	1,417
Greenbrier Companies, Inc.	24	1,392
Coherent, Inc.*	21	1,364
Mueller Water Products, Inc. — Class A	137	1,350
Proto Labs, Inc.*	19	1,330
Watts Water Technologies, Inc. — Class A	24	1,321
Scorpio Tankers, Inc.	140	1,319
Rogers Corp.*	16	1,315
Simpson Manufacturing Company, Inc.	35	1,308
Boise Cascade Co.*	34	1,274
Tetra Tech, Inc.	53	1,273
OSI Systems, Inc.*	17	1,262
Actuant Corp. — Class A	53	1,258
Hub Group, Inc. — Class A*	32	1,257
EnPro Industries, Inc.	19	1,253
MSA Safety, Inc.	25	1,247
Itron, Inc.*	34	1,242
Drew Industries, Inc.	20	1,231
TriMas Corp.*	39	1,201
Granite Construction, Inc.	34	1,195
Werner Enterprises, Inc.	38	1,194
Harsco Corp.	69	1,191
GenCorp, Inc.*	51	1,183
Plexus Corp.*	29	1,182
TAL International Group, Inc.	29	1,181
Astronics Corp.*	16	1,179
Brady Corp. — Class A	41	1,159
Headwaters, Inc.*	63	1,155
Heartland Express, Inc.	47	1,117
TASER International, Inc.*	46	1,109
Benchmark Electronics, Inc.*	46	1,105
MasTec, Inc.*	56	1,081
Apogee Enterprises, Inc.	25	1,080
Tennant Co.	16	1,046
AAR Corp.	34	1,044
AZZ, Inc.	22	1,025
Kaman Corp.	24	1,018
Fluidigm Corp.*	24	1,010
Exponent, Inc.	11	978

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 26.1% (continued)
Industrial - 3.3% (continued)
UTI Worldwide, Inc.*	79	$972
Albany International Corp. — Class A	24	954
Atlas Air Worldwide Holdings, Inc.*	22	946
Universal Forest Products, Inc.	17	943
RTI International Metals, Inc.*	26	934
FARO Technologies, Inc.*	15	932
Cubic Corp.	18	932
Saia, Inc.*	21	930
Nordic American Tankers Ltd.	77	917
Chart Industries, Inc.*	26	912
Standex International Corp.	11	903
US Ecology, Inc.	18	900
Advanced Energy Industries, Inc.*	35	898
ESCO Technologies, Inc.	23	897
John Bean Technologies Corp.	25	893
AAON, Inc.	36	883
Federal Signal Corp.	54	853
Sturm Ruger & Company, Inc.	17	844
ArcBest Corp.	22	834
II-VI, Inc.*	45	831
Briggs & Stratton Corp.	40	822
CIRCOR International, Inc.	15	821
Sun Hydraulics Corp.	19	786
Lindsay Corp.	10	762
Ship Finance International Ltd.	51	755
Tutor Perini Corp.*	32	747
General Cable Corp.	42	724
Badger Meter, Inc.	12	719
Nortek, Inc.*	8	706
LSB Industries, Inc.*	17	703
GasLog Ltd.	36	699
Astec Industries, Inc.	16	686
Encore Wire Corp.	18	682
Comfort Systems USA, Inc.	32	673
Hyster-Yale Materials Handling, Inc.	9	660
Newport Corp.*	34	648
Altra Industrial Motion Corp.	23	636
Raven Industries, Inc.	31	634
Roadrunner Transportation Systems, Inc.*	24	606
Smith & Wesson Holding Corp.*	47	598
Aegion Corp. — Class A*	33	596
Griffon Corp.	34	593
Quanex Building Products Corp.	30	592
Hornbeck Offshore Services, Inc.*	31	583
Rofin-Sinar Technologies, Inc.*	24	582
Textainer Group Holdings Ltd.	19	570
Fabrinet*	30	570
MYR Group, Inc.*	18	564
DHT Holdings, Inc.	79	551
Echo Global Logistics, Inc.*	20	545
Blount International, Inc.*	42	541
Kadant, Inc.	10	526
CTS Corp.	29	522
Haynes International, Inc.	11	491
Celadon Group, Inc.	18	490
DXP Enterprises, Inc.*	11	485
YRC Worldwide, Inc.*	27	485
Gorman-Rupp Co.	16	479
Lydall, Inc.*	15	476
Marten Transport Ltd.	20	464
PGT, Inc.*	41	458
Columbus McKinnon Corp.	17	458
Patrick Industries, Inc.*	7	436
LB Foster Co. — Class A	9	427
Gibraltar Industries, Inc.*	26	427
Aerovironment, Inc.*	16	424
Tredegar Corp.	21	422
Park-Ohio Holdings Corp.	8	421
Air Transport Services Group, Inc.*	45	415
NCI Building Systems, Inc.*	24	415
TTM Technologies, Inc.*	46	415
GP Strategies Corp.*	11	407
US Concrete, Inc.*	12	407
Myers Industries, Inc.	23	403
Argan, Inc.	11	398
American Railcar Industries, Inc.	8	398
Teekay Tankers Ltd. — Class A	69	396
GrafTech International Ltd.*	101	393
Checkpoint Systems, Inc.	36	390
Advanced Drainage Systems, Inc.	13	389
Park Electrochemical Corp.	18	388
Alamo Group, Inc.	6	379
NN, Inc.	15	376
Era Group, Inc.*	17	354
GSI Group, Inc.*	26	346
Insteel Industries, Inc.	16	346
CAI International, Inc.*	14	344
VSE Corp.	4	328
FreightCar America, Inc.	10	314
Kimball Electronics, Inc.*	22	311
Knightsbridge Shipping Ltd.	60	300
American Science & Engineering, Inc.	6	293
Navios Maritime Holdings, Inc.	68	284
Global Brass & Copper Holdings, Inc.	18	278
NVE Corp.	4	276
Scorpio Bulkers, Inc.*	116	275
Stoneridge, Inc.*	24	271
Powell Industries, Inc.	8	270
Mistras Group, Inc.*	14	270
Chase Corp.	6	262
Builders FirstSource, Inc.*	39	260
Power Solutions International, Inc.*	4	257
National Presto Industries, Inc.	4	254
Furmanite Corp.*	32	252
Navios Maritime Acquisition Corp.	71	251
PowerSecure International, Inc.*	19	250
Quality Distribution, Inc.*	24	248

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 26.1% (continued)
Industrial - 3.3% (continued)
Stock Building Supply Holdings, Inc.*	13	$235
Ply Gem Holdings, Inc.*	18	234
Ducommun, Inc.*	9	233
Continental Building Products, Inc.*	10	226
Sparton Corp.*	9	221
Graham Corp.	9	216
Vicor Corp.*	14	213
Orion Marine Group, Inc.*	24	213
Kratos Defense & Security Solutions, Inc.*	38	210
Global Power Equipment Group, Inc.	15	198
Trinseo S.A.*	10	198
Hurco Companies, Inc.	6	198
CECO Environmental Corp.	18	191
Casella Waste Systems, Inc. — Class A*	34	187
Northwest Pipe Co.*	8	184
Capstone Turbine Corp.*	282	183
Applied Optoelectronics, Inc.*	13	180
Vishay Precision Group, Inc.*	11	175
PAM Transportation Services, Inc.*	3	172
Bel Fuse, Inc. — Class B	9	171
AEP Industries, Inc.*	3	165
KEMET Corp.*	39	161
Dynamic Materials Corp.	12	153
Universal Truckload Services, Inc.	6	151
Ardmore Shipping Corp.	15	151
LSI Industries, Inc.	18	147
Nordic American Offshore Ltd.	16	147
Multi-Fineline Electronix, Inc.*	8	146
Xerium Technologies, Inc.*	9	146
Mesa Laboratories, Inc.	2	144
Frontline Ltd.*	63	141
USA Truck, Inc.*	5	138
Electro Scientific Industries, Inc.	21	130
Intevac, Inc.*	21	129
Twin Disc, Inc.	7	124
Handy & Harman Ltd.*	3	123
Ampco-Pittsburgh Corp.	7	122
Control4 Corp.*	10	120
Safe Bulkers, Inc.	33	118
Manitex International, Inc.*	12	117
UFP Technologies, Inc.*	5	114
LMI Aerospace, Inc.*	9	110
Olympic Steel, Inc.	8	108
CUI Global, Inc.*	18	105
Heritage-Crystal Clean, Inc.*	9	105
Energy Recovery, Inc.*	33	85
Layne Christensen Co.*	17	85
General Finance Corp.*	10	81
Dorian LPG Ltd.*	6	78
Sterling Construction Company, Inc.*	16	72
Imprivata, Inc.*	5	70
Viasystems Group, Inc.*	4	70
Baltic Trading Ltd.	42	63
International Shipholding Corp.	5	61
AM Castle & Co.*	16	58
Omega Flex, Inc.	2	50
Patriot Transportation Holding, Inc.*	2	50
NL Industries, Inc.*	6	47
SIFCO Industries, Inc.	2	44
CHC Group Ltd.*	29	39
Aspen Aerogels, Inc.*	5	36
Revolution Lighting Technologies, Inc.*	31	34
Ultrapetrol Bahamas Ltd.*	18	26
Erickson, Inc.*	5	22
ARC Group Worldwide, Inc.*	3	16
Quest Resource Holding Corp.*	12	15
Turtle Beach Corp.*	6	11
TCP International Holdings Ltd.*	6	11
Total Industrial		197,556
Technology - 2.8%
Ultimate Software Group, Inc.*	24	4,079
MAXIMUS, Inc.	58	3,871
Cypress Semiconductor Corp.	263	3,711
SS&C Technologies Holdings, Inc.	58	3,614
Tyler Technologies, Inc.*	28	3,376
Manhattan Associates, Inc.*	65	3,290
Cavium, Inc.*	45	3,187
Verint Systems, Inc.*	51	3,159
Guidewire Software, Inc.*	58	3,051
Aspen Technology, Inc.*	79	3,041
Microsemi Corp.*	82	2,903
Synaptics, Inc.*	31	2,520
Fair Isaac Corp.	28	2,484
Qlik Technologies, Inc.*	77	2,397
Integrated Device Technology, Inc.*	115	2,302
Medidata Solutions, Inc.*	46	2,256
ACI Worldwide, Inc.*	98	2,122
Mentor Graphics Corp.	83	1,994
Convergys Corp.	87	1,990
Proofpoint, Inc.*	33	1,954
Advent Software, Inc.	44	1,941
EPAM Systems, Inc.*	31	1,900
Blackbaud, Inc.	40	1,895
Ambarella, Inc.*	25	1,893
Silicon Laboratories, Inc.*	37	1,878
SYNNEX Corp.	24	1,854
Tessera Technologies, Inc.	46	1,852
Fairchild Semiconductor International, Inc. — Class A*	101	1,836
Take-Two Interactive Software, Inc.*	72	1,833
CACI International, Inc. — Class A*	20	1,798
CommVault Systems, Inc.*	41	1,792
Dealertrack Technologies, Inc.*	46	1,772
Cirrus Logic, Inc.*	53	1,763
Science Applications International Corp.	34	1,746

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 26.1% (continued)
Technology - 2.8% (continued)
Monolithic Power Systems, Inc.	33	$1,737
Electronics for Imaging, Inc.*	40	1,670
Entegris, Inc.*	119	1,629
Envestnet, Inc.*	29	1,626
Intersil Corp. — Class A	111	1,590
Demandware, Inc.*	26	1,583
MKS Instruments, Inc.	46	1,555
Semtech Corp.*	58	1,545
FleetMatics Group plc*	32	1,435
Synchronoss Technologies, Inc.*	30	1,424
Syntel, Inc.*	27	1,397
PMC-Sierra, Inc.*	149	1,383
IGATE Corp.*	32	1,365
NetScout Systems, Inc.*	31	1,360
Power Integrations, Inc.	26	1,354
MicroStrategy, Inc. — Class A*	8	1,354
Cornerstone OnDemand, Inc.*	46	1,329
OmniVision Technologies, Inc.*	48	1,266
Rambus, Inc.*	98	1,232
Acxiom Corp.*	66	1,220
Progress Software Corp.*	44	1,195
Infoblox, Inc.*	49	1,170
Monotype Imaging Holdings, Inc.	34	1,110
QLogic Corp.*	75	1,105
Omnicell, Inc.*	31	1,088
Cabot Microelectronics Corp.*	21	1,049
ExlService Holdings, Inc.*	28	1,042
Veeco Instruments, Inc.*	34	1,039
Constant Contact, Inc.*	27	1,032
Unisys Corp.*	44	1,021
Insight Enterprises, Inc.*	35	998
Super Micro Computer, Inc.*	30	996
MTS Systems Corp.	13	983
Cray, Inc.*	35	983
MedAssets, Inc.*	52	979
Imperva, Inc.*	22	939
SPS Commerce, Inc.*	14	939
Bottomline Technologies de, Inc.*	34	931
InvenSense, Inc. — Class A*	61	928
Virtusa Corp.*	22	910
RealPage, Inc.*	44	886
Diodes, Inc.*	31	885
CSG Systems International, Inc.	29	881
Sykes Enterprises, Inc.*	34	845
BroadSoft, Inc.*	25	837
Qualys, Inc.*	17	790
Ebix, Inc.	24	729
ManTech International Corp. — Class A	21	713
Kofax Ltd.*	64	701
Quality Systems, Inc.	43	687
Brooks Automation, Inc.	57	663
Pegasystems, Inc.	30	653
AVG Technologies N.V.*	30	650
Amkor Technology, Inc.*	73	645
Lattice Semiconductor Corp.*	101	640
Callidus Software, Inc.*	46	583
Interactive Intelligence Group, Inc.*	14	577
Micrel, Inc.	38	572
inContact, Inc.*	52	567
Computer Programs & Systems, Inc.	10	543
Actua Corp.*	35	542
PROS Holdings, Inc.*	20	494
Emulex Corp.*	61	486
Photronics, Inc.*	57	485
Epiq Systems, Inc.	27	484
Inphi Corp.*	27	481
LivePerson, Inc.*	47	481
PDF Solutions, Inc.*	26	466
Integrated Silicon Solution, Inc.	26	465
Tangoe, Inc.*	33	455
Mercury Systems, Inc.*	29	451
Engility Holdings, Inc.	15	451
RealD, Inc.*	35	448
FormFactor, Inc.*	48	426
Cvent, Inc.*	15	421
Ultratech, Inc.*	24	416
M/A-COM Technology Solutions Holdings, Inc.*	11	410
Xcerra Corp.*	46	409
SciQuest, Inc.*	24	406
Glu Mobile, Inc.*	77	386
CEVA, Inc.*	18	384
TeleTech Holdings, Inc.	15	382
Luxoft Holding, Inc.*	7	362
Nanometrics, Inc.*	21	353
Exar Corp.*	34	342
Applied Micro Circuits Corp.*	67	342
Rally Software Development Corp.*	21	329
Rudolph Technologies, Inc.*	29	320
Quantum Corp.*	188	301
Pericom Semiconductor Corp.	19	294
Eastman Kodak Co.*	15	285
Ciber, Inc.*	67	276
Merge Healthcare, Inc.*	61	273
Dot Hill Systems Corp.*	51	270
Barracuda Networks, Inc.*	7	269
Silver Spring Networks, Inc.*	30	268
Silicon Graphics International Corp.*	30	261
Violin Memory, Inc.*	69	260
IXYS Corp.	21	259
Vitesse Semiconductor Corp.*	47	250
Cohu, Inc.	22	241
KEYW Holding Corp.*	28	230
2U, Inc.*	9	230
DSP Group, Inc.*	19	228
Axcelis Technologies, Inc.*	95	226
Entropic Communications, Inc.*	76	225
Immersion Corp.*	24	220
Seachange International, Inc.*	28	220
American Software, Inc. — Class A	21	215
Carbonite, Inc.*	15	215

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 26.1% (continued)
Technology - 2.8% (continued)
Digi International, Inc.*	21	$210
Maxwell Technologies, Inc.*	26	210
Brightcove, Inc.*	28	205
Datalink Corp.*	17	205
Model N, Inc.*	17	203
InnerWorkings, Inc.*	30	202
Kopin Corp.*	57	201
HubSpot, Inc.*	5	200
MaxLinear, Inc. — Class A*	24	195
Paycom Software, Inc.*	6	192
Jive Software, Inc.*	37	190
Vocera Communications, Inc.*	19	188
Ultra Clean Holdings, Inc.*	25	179
Nimble Storage, Inc.*	8	178
Mavenir Systems, Inc.*	10	177
New Relic, Inc.*	5	174
Sapiens International Corporation N.V.*	21	172
Alpha & Omega Semiconductor Ltd.*	19	169
Cascade Microtech, Inc.*	11	149
Benefitfocus, Inc.*	4	147
QAD, Inc. — Class A	6	145
Hortonworks, Inc.*	6	143
Rosetta Stone, Inc.*	18	137
Digimarc Corp.	6	132
Varonis Systems, Inc.*	5	128
Agilysys, Inc.*	13	128
Globant S.A.*	6	126
ExOne Co.*	9	123
Park City Group, Inc.*	8	110
MobileIron, Inc.*	11	102
Computer Task Group, Inc.	13	95
QuickLogic Corp.*	47	91
Rubicon Technology, Inc.*	22	87
Workiva, Inc.*	6	86
Castlight Health, Inc. — Class B*	11	85
Guidance Software, Inc.*	15	81
Everyday Health, Inc.*	6	77
Amber Road, Inc.*	8	74
OPOWER, Inc.*	7	71
Five9, Inc.*	10	56
Audience, Inc.*	12	54
A10 Networks, Inc.*	11	48
Total Technology		169,910
Communications - 1.7%
Qorvo, Inc.*	123	9,827
j2 Global, Inc.	41	2,693
Aruba Networks, Inc.*	92	2,253
DigitalGlobe, Inc.*	65	2,214
Houghton Mifflin Harcourt Co.*	94	2,207
ViaSat, Inc.*	36	2,146
Time, Inc.	95	2,132
Infinera Corp.*	105	2,064
Plantronics, Inc.	37	1,959
Finisar Corp.*	89	1,899
Sinclair Broadcast Group, Inc. — Class A	59	1,854
Anixter International, Inc.*	23	1,751
Ciena Corp.*	90	1,738
Meredith Corp.	31	1,729
New York Times Co. — Class A	119	1,637
InterDigital, Inc.	32	1,624
Polycom, Inc.*	119	1,595
comScore, Inc.*	30	1,537
Shutterfly, Inc.*	33	1,494
Nexstar Broadcasting Group, Inc. — Class A	26	1,488
WebMD Health Corp. — Class A*	33	1,447
Cogent Communications Holdings, Inc.	40	1,413
NeuStar, Inc. — Class A*	48	1,181
LogMeIn, Inc.*	21	1,176
Media General, Inc.*	68	1,121
West Corp.	33	1,112
MDC Partners, Inc. — Class A	36	1,021
NIC, Inc.	56	989
NETGEAR, Inc.*	30	986
Scholastic Corp.	23	942
Gogo, Inc.*	48	915
New Media Investment Group, Inc.	38	909
Shutterstock, Inc.*	13	893
Consolidated Communications Holdings, Inc.	43	877
ADTRAN, Inc.	46	859
Web.com Group, Inc.*	44	834
Stamps.com, Inc.*	12	808
Globalstar, Inc.*,1	236	786
Ubiquiti Networks, Inc.	26	768
EW Scripps Co. — Class A*	27	768
Loral Space & Communications, Inc.*	11	753
Vonage Holdings Corp.*	150	737
Ruckus Wireless, Inc.*	56	721
Iridium Communications, Inc.*	69	670
Bankrate, Inc.*	58	658
Shenandoah Telecommunications Co.	21	653
8x8, Inc.*	76	638
Cincinnati Bell, Inc.*	179	632
Perficient, Inc.*	30	621
Ixia*	49	594
Gray Television, Inc.*	43	594
Marketo, Inc.*	22	564
Harmonic, Inc.*	76	563
Journal Communications, Inc. — Class A*	38	563
Atlantic Tele-Network, Inc.	8	554
VASCO Data Security International, Inc.*	25	539
Orbitz Worldwide, Inc.*	44	514
Lands' End, Inc.*	14	502
CalAmp Corp.*	31	502
Chegg, Inc.*	63	501
Endurance International Group Holdings, Inc.*	26	496
Blucora, Inc.*	36	492
General Communication, Inc. — Class A*	31	489

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 26.1% (continued)
Communications - 1.7% (continued)
Internap Corp.*	47	$481
FTD Companies, Inc.*	16	479
RetailMeNot, Inc.*	26	468
Global Eagle Entertainment, Inc.*	35	466
HealthStream, Inc.*	18	454
Gigamon, Inc.*	21	446
Inteliquent, Inc.	28	441
Textura Corp.*	16	434
XO Group, Inc.*	23	406
Premiere Global Services, Inc.*	41	392
EarthLink Holdings Corp.	88	391
Comtech Telecommunications Corp.	13	377
Comverse, Inc.*	19	374
ShoreTel, Inc.*	54	368
RingCentral, Inc. — Class A*	24	368
World Wrestling Entertainment, Inc. — Class A	26	364
Spok Holdings, Inc.	19	364
GrubHub, Inc.*	8	363
Wayfair, Inc. — Class A*	11	353
Intralinks Holdings, Inc.*	34	352
ePlus, Inc.*	4	348
Sonus Networks, Inc.*	42	331
Harte-Hanks, Inc.	42	328
Safeguard Scientifics, Inc.*	18	326
Blue Nile, Inc.*	10	318
FairPoint Communications, Inc.*	18	317
Entravision Communications Corp. — Class A	50	317
Lionbridge Technologies, Inc.*	55	315
Cumulus Media, Inc. — Class A*	124	306
Calix, Inc.*	36	302
Dice Holdings, Inc.*	33	294
RigNet, Inc.*	10	286
ORBCOMM, Inc.*	47	281
Intelsat S.A.*	23	276
Black Box Corp.	13	272
GTT Communications, Inc.*	14	264
Extreme Networks, Inc.*	83	262
Entercom Communications Corp. — Class A*	21	255
Zendesk, Inc.*	11	250
IDT Corp. — Class B	14	249
1-800-Flowers.com, Inc. — Class A*	21	248
EVINE Live, Inc.*	37	248
Lumos Networks Corp.	16	244
Bazaarvoice, Inc.*	43	243
Overstock.com, Inc.*	10	242
Hawaiian Telcom Holdco, Inc.*	9	240
Wix.com Ltd.*	12	230
VirnetX Holding Corp.*	37	225
Box, Inc. — Class A*	11	217
Angie's List, Inc.*	37	217
KVH Industries, Inc.*	14	212
Liquidity Services, Inc.*	21	207
Zix Corp.*	51	200
Alliance Fiber Optic Products, Inc.	11	192
Q2 Holdings, Inc.*	9	190
Limelight Networks, Inc.*	52	189
Daily Journal Corp.*	1	183
Telenav, Inc.*	23	182
Reis, Inc.	7	179
QuinStreet, Inc.*	30	179
ChannelAdvisor Corp.*	18	174
Procera Networks, Inc.*	18	169
Martha Stewart Living Omnimedia, Inc. — Class A*	26	169
Central European Media Enterprises Ltd. — Class A*	61	162
TechTarget, Inc.*	14	161
Oclaro, Inc.*	80	158
TeleCommunication Systems, Inc. — Class A*	41	157
Boingo Wireless, Inc.*	20	151
Clearfield, Inc.*	10	148
Numerex Corp. — Class A*	13	148
Rocket Fuel, Inc.*	16	147
Lee Enterprises, Inc.*	46	146
Marin Software, Inc.*	23	145
Sizmek, Inc.*	19	138
RealNetworks, Inc.*	20	135
Saga Communications, Inc. — Class A	3	134
AH Belo Corp. — Class A	16	132
Coupons.com, Inc.*	11	129
Rubicon Project, Inc.*	7	125
TrueCar, Inc.*	7	125
Tessco Technologies, Inc.	5	123
ModusLink Global Solutions, Inc.*	32	123
Crown Media Holdings, Inc. — Class A*	30	120
Marchex, Inc. — Class B	28	114
Cinedigm Corp. — Class A*	66	107
Townsquare Media, Inc. — Class A*	8	103
magicJack VocalTec Ltd.*	15	103
Cyan, Inc.*	24	96
McClatchy Co. — Class A*	52	96
Millennial Media, Inc.*	65	94
Hemisphere Media Group, Inc.*	7	89
Preformed Line Products Co.	2	84
YuMe, Inc.*	16	83
Yodlee, Inc.*	6	81
Global Sources Ltd.*	13	76
NTELOS Holdings Corp.	15	72
Rightside Group Ltd.*	7	71
Tremor Video, Inc.*	30	70
ParkerVision, Inc.*	83	69
Covisint Corp.*	33	67
Connecture, Inc.*	6	62
Radio One, Inc. — Class D*	20	62
Travelzoo, Inc.*	6	58
Salem Media Group, Inc. — Class A	9	55

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 26.1% (continued)
Communications - 1.7% (continued)
Dex Media, Inc.*	13	$54
Unwired Planet, Inc.*	84	48
TubeMogul, Inc.*	3	41
Demand Media, Inc.*	7	40
Vringo, Inc.*	61	40
Aerohive Networks, Inc.*	8	36
ReachLocal, Inc.*	11	32
Borderfree, Inc.*	5	30
Total Communications		102,853
Utilities - 0.9%
Dynegy, Inc.*	105	3,299
Cleco Corp.	52	2,835
IDACORP, Inc.	43	2,703
WGL Holdings, Inc.	45	2,539
UIL Holdings Corp.	49	2,520
Portland General Electric Co.	67	2,485
Piedmont Natural Gas Company, Inc.	67	2,473
Southwest Gas Corp.	40	2,327
New Jersey Resources Corp.	72	2,236
NorthWestern Corp.	40	2,152
ALLETE, Inc.	38	2,005
PNM Resources, Inc.	68	1,986
ONE Gas, Inc.	45	1,945
Black Hills Corp.	38	1,917
Laclede Group, Inc.	37	1,895
Avista Corp.	52	1,777
South Jersey Industries, Inc.	28	1,520
El Paso Electric Co.	35	1,352
MGE Energy, Inc.	30	1,330
American States Water Co.	33	1,316
Northwest Natural Gas Co.	23	1,103
Ormat Technologies, Inc.	28	1,065
NRG Yield, Inc. — Class A	20	1,015
California Water Service Group	41	1,005
Otter Tail Corp.	31	997
Empire District Electric Co.	37	918
Abengoa Yield plc	25	845
Chesapeake Utilities Corp.	12	607
Unitil Corp.	12	417
SJW Corp.	13	402
Connecticut Water Service, Inc.	9	327
PICO Holdings, Inc.*	20	324
Middlesex Water Co.	14	319
Atlantic Power Corp.	104	292
York Water Co.	11	267
EnerNOC, Inc.*	23	262
Artesian Resources Corp. — Class A	7	150
Ameresco, Inc. — Class A*	17	126
Spark Energy, Inc. — Class A	3	44
Total Utilities		53,097
Energy - 0.8%
SemGroup Corp. — Class A	37	3,010
Diamondback Energy, Inc.*	38	2,921
Carrizo Oil & Gas, Inc.*	44	2,185
Western Refining, Inc.	42	2,075
Delek US Holdings, Inc.	51	2,027
PDC Energy, Inc.*	34	1,837
Bristow Group, Inc.	31	1,687
Exterran Holdings, Inc.	50	1,679
Matador Resources Co.*	63	1,381
Helix Energy Solutions Group, Inc.*	91	1,361
SEACOR Holdings, Inc.*	16	1,115
Pattern Energy Group, Inc.	38	1,076
Rosetta Resources, Inc.*	63	1,072
Forum Energy Technologies, Inc.*	51	1,000
Green Plains, Inc.	32	914
TerraForm Power, Inc. — Class A	24	876
SunCoke Energy, Inc.	57	851
Bonanza Creek Energy, Inc.*	34	838
Synergy Resources Corp.*	70	829
McDermott International, Inc.*	204	783
Parsley Energy, Inc. — Class A*	46	735
Stone Energy Corp.*	48	705
Flotek Industries, Inc.*	46	678
Newpark Resources, Inc.*	73	665
Thermon Group Holdings, Inc.*	27	650
Sanchez Energy Corp.*	44	572
Primoris Services Corp.	33	567
RSP Permian, Inc.*	22	554
CARBO Ceramics, Inc.	17	519
Magnum Hunter Resources Corp.*	171	457
C&J Energy Services Ltd.*	40	445
Callon Petroleum Co.*	57	426
TETRA Technologies, Inc.*	68	420
Matrix Service Co.*	23	404
Northern Oil and Gas, Inc.*	52	401
Plug Power, Inc.*	143	370
Alon USA Energy, Inc.	22	365
Parker Drilling Co.*	104	362
Penn Virginia Corp.*	56	363
Bill Barrett Corp.*	43	357
Westmoreland Coal Co.*	13	348
Halcon Resources Corp.*	224	345
Tesco Corp.	30	341
PHI, Inc.*	11	331
Contango Oil & Gas Co.*	15	330
Clean Energy Fuels Corp.*	60	320
REX American Resources Corp.*	5	304
Cloud Peak Energy, Inc.*	52	303
Pioneer Energy Services Corp.*	54	293
Triangle Petroleum Corp.*	58	292
Energy XXI Ltd.	80	291
Gulfmark Offshore, Inc. — Class A	22	287
Renewable Energy Group, Inc.*	30	277
Abraxas Petroleum Corp.*	79	257
Clayton Williams Energy, Inc.*	5	253
FuelCell Energy, Inc.*	201	251
ION Geophysical Corp.*	111	240
EXCO Resources, Inc.	130	238
Panhandle Oil and Gas, Inc. — Class A	12	237
Pacific Ethanol, Inc.*	21	227
Approach Resources, Inc.*	34	224
Vivint Solar, Inc.*	18	219

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 26.1% (continued)
Energy - 0.8% (continued)
Natural Gas Services Group, Inc.*	11	$211
Enphase Energy, Inc.*	16	211
Trecora Resources*	17	207
Key Energy Services, Inc.*	113	206
FutureFuel Corp.	19	195
Alpha Natural Resources, Inc.*	190	190
Basic Energy Services, Inc.*	27	187
Solazyme, Inc.*	65	186
Arch Coal, Inc.*	182	182
Geospace Technologies Corp.*	11	182
Gulf Island Fabrication, Inc.	12	178
Gastar Exploration, Inc.*	60	157
W&T Offshore, Inc.	30	153
Rex Energy Corp.*	41	153
FMSA Holdings, Inc.*	21	152
Comstock Resources, Inc.	41	146
Eclipse Resources Corp.*	26	146
Goodrich Petroleum Corp.*	39	138
Adams Resources & Energy, Inc.	2	134
Isramco, Inc.*	1	126
PetroQuest Energy, Inc.*	50	115
Willbros Group, Inc.*	34	113
Jones Energy, Inc. — Class A*	12	108
VAALCO Energy, Inc.*	43	105
Hallador Energy Co.	9	105
TransAtlantic Petroleum Ltd.*	19	101
Evolution Petroleum Corp.	17	101
Swift Energy Co.*	38	82
North Atlantic Drilling Ltd.	61	71
Independence Contract Drilling, Inc.*	9	63
Hercules Offshore, Inc.*	138	58
Vantage Drilling Co.*	176	58
FX Energy, Inc.*	46	58
Warren Resources, Inc.*	63	56
Amyris, Inc.*	23	55
Mitcham Industries, Inc.*	11	51
Emerald Oil, Inc.*	67	50
Nuverra Environmental Solutions, Inc.*	13	46
Vertex Energy, Inc.*	11	41
Resolute Energy Corp.*	67	38
Walter Energy, Inc.	56	35
Midstates Petroleum Company, Inc.*	32	27
Glori Energy, Inc.*	10	21
Profire Energy, Inc.*	13	18
Miller Energy Resources, Inc.*	26	16
Harvest Natural Resources, Inc.*	36	16
American Eagle Energy Corp.*	26	5
Total Energy		50,793
Basic Materials - 0.8%
Sensient Technologies Corp.	42	2,892
PolyOne Corp.	76	2,838
Axiall Corp.	60	2,816
Minerals Technologies, Inc.	30	2,193
Olin Corp.	68	2,179
HB Fuller Co.	43	1,843
Chemtura Corp.*	62	1,692
US Silica Holdings, Inc.	46	1,638
Commercial Metals Co.	101	1,636
Balchem Corp.	26	1,440
Stillwater Mining Co.*	103	1,331
A. Schulman, Inc.	25	1,205
Schweitzer-Mauduit International, Inc.	26	1,198
Worthington Industries, Inc.	44	1,171
Kaiser Aluminum Corp.	15	1,153
Tronox Ltd. — Class A	53	1,077
Innophos Holdings, Inc.	19	1,071
Clearwater Paper Corp.*	16	1,045
Globe Specialty Metals, Inc.	55	1,040
PH Glatfelter Co.	37	1,019
Innospec, Inc.	21	974
Calgon Carbon Corp.	46	969
Resolute Forest Products, Inc.*	56	966
Quaker Chemical Corp.	11	942
Hecla Mining Co.	315	939
Neenah Paper, Inc.	14	876
OM Group, Inc.	26	781
Ferro Corp.*	62	778
Stepan Co.	17	708
Materion Corp.	18	692
AK Steel Holding Corp.*	152	679
Deltic Timber Corp.	10	663
Horsehead Holding Corp.*	48	608
Century Aluminum Co.*	44	607
Kraton Performance Polymers, Inc.*	28	566
Intrepid Potash, Inc.*	48	555
Aceto Corp.	25	550
Coeur Mining, Inc.*	89	419
Schnitzer Steel Industries, Inc. — Class A	23	365
Koppers Holdings, Inc.	18	354
OMNOVA Solutions, Inc.*	41	350
Wausau Paper Corp.	36	343
Hawkins, Inc.	9	342
Zep, Inc.	20	341
Landec Corp.*	23	321
American Vanguard Corp.	25	266
Kronos Worldwide, Inc.	18	228
Rentech, Inc.*	195	218
KMG Chemicals, Inc.	8	214
Orchids Paper Products Co.	7	189
Ring Energy, Inc.*	17	181
Universal Stainless & Alloy Products, Inc.*	6	157
Oil-Dri Corporation of America	4	135
United States Lime & Minerals, Inc.	2	129
Noranda Aluminum Holding Corp.	38	113
Gold Resource Corp.	32	102
Shiloh Industries, Inc.*	7	98
Molycorp, Inc.*,1	156	60

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 26.1% (continued)
Basic Materials - 0.8% (continued)
Ryerson Holding Corp.*	9	$57
Total Basic Materials		50,312
Diversified - 0.1%
Horizon Pharma plc*	56	1,455
HRG Group, Inc.*	71	886
National Bank Holdings Corp. — Class A	30	564
FCB Financial Holdings, Inc. — Class A*	7	192
Resource America, Inc. — Class A	13	118
Tiptree Financial, Inc. — Class A	7	46
Total Diversified		3,261
Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	26	853
Total Common Stocks
(Cost $1,033,624)		1,556,413

WARRANTS†† - 0.0%
Tejon Ranch Co.
$10.50, 08/31/16†	4	3
Magnum Hunter Resources Corp.
$8.50, 04/15/16	25	–
Imperial Holdings, Inc.
$10.75, 10/06/19	1	–
Total Warrants
(Cost $19)		3

RIGHTS† - 0.0%
Leap Wireless International, Inc.
Expires 09/17/15†††	78	197
Furiex Pharmaceuticals, Inc.
Expires 07/03/17†††	7	68
Omthera Pharmaceuticals, Inc.
Expires 12/31/20†††	10	6
Total Rights
(Cost $110)		271

MUTUAL FUNDS† - 15.2%
Guggenheim Strategy Fund I2	36,493	908,672
Total Mutual Funds
(Cost $907,452)		908,672

	Face Amount
REPURCHASE AGREEMENTS††,3 - 30.5%
RBC Capital Markets issued 03/31/15 at 0.05% due 04/01/15	$609,364	609,364
HSBC Group issued 03/31/15 at 0.03% due 04/01/15	609,363	609,363
UMB Financial Corp. issued 03/31/15 at 0.03% due 04/01/15	608,245	608,245
Total Repurchase Agreements
(Cost $1,826,972)		1,826,972

SECURITIES LENDING COLLATERAL††,4 - 0.0%
Repurchase Agreements
HSBC Securities, Inc. issued 03/31/15 at 0.10% due 04/01/15	405	405
BNP Paribas Securities Corp. issued 03/31/15 at 0.10% due 04/01/15	139	139
Barclays Capital, Inc. issued 03/31/15 at 0.10% due 04/01/15	72	72
Total Securities Lending Collateral
(Cost $616)		616
Total Investments - 71.8%
(Cost $3,768,793)		$4,292,947
Other Assets & Liabilities, net - 28.2%		1,690,089
Total Net Assets - 100.0%		$5,983,036

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS PURCHASED†
June 2015 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $874,440)	7	$4,369

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International April 2015 Russell 2000 Index Swap, Terminating 04/28/15[5] (Notional Value $3,745,320)	2,990	$64,304
Credit Suisse Capital, LLC April 2015 Russell 2000 Index Swap, Terminating 04/28/15[5] (Notional Value $1,884,169)	1,504	32,305
Barclays Bank plc April 2015 Russell 2000 Index Swap, Terminating 04/30/15[5] (Notional Value $3,923,642)	3,132	29,612
(Total Notional Value $9,553,131)		$126,221

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 input, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or portion of this security is on loan at March 31, 2015 — See Note 5.
[2]	Investment in a product that is managed by and/or pays a management fee to a party related to the Adviser — See Note 7.
[3]	Repurchase Agreements — See Note 4.
[4]	Securities lending collateral — See Note 5.
[5]	Total Return based on Russell 2000 Index +/- financing at a variable rate.

plc — Public Limited Company
REIT — Real Estate Investment Trust

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 57.2%
Consumer, Non-cyclical - 13.4%
Johnson & Johnson	3,032	$305,019
Procter & Gamble Co.	2,945	241,313
Pfizer, Inc.	6,684	232,536
Merck & Company, Inc.	3,095	177,901
Coca-Cola Co.	4,285	173,756
Gilead Sciences, Inc.*	1,624	159,364
PepsiCo, Inc.	1,617	154,618
Amgen, Inc.	828	132,356
Philip Morris International, Inc.	1,687	127,081
Actavis plc*	426	126,796
UnitedHealth Group, Inc.	1,040	123,022
Medtronic plc	1,554	121,197
Bristol-Myers Squibb Co.	1,813	116,939
Biogen, Inc.*	256	108,093
Altria Group, Inc.	2,148	107,443
AbbVie, Inc.	1,738	101,743
Celgene Corp.*	873	100,639
MasterCard, Inc. — Class A	1,065	92,005
Eli Lilly & Co.	1,066	77,445
Abbott Laboratories	1,646	76,259
Express Scripts Holding Co.*	793	68,809
Mondelez International, Inc. — Class A	1,799	64,926
Colgate-Palmolive Co.	930	64,486
McKesson Corp.	254	57,455
Kraft Foods Group, Inc.	641	55,841
Anthem, Inc.	291	44,933
Automatic Data Processing, Inc.	518	44,362
Kimberly-Clark Corp.	399	42,737
Kroger Co.	536	41,090
Aetna, Inc.	384	40,908
Baxter International, Inc.	592	40,552
Alexion Pharmaceuticals, Inc.*	220	38,126
General Mills, Inc.	658	37,243
Cigna Corp.	282	36,502
Regeneron Pharmaceuticals, Inc.*	80	36,118
Becton Dickinson and Co.	229	32,828
Archer-Daniels-Midland Co.	692	32,801
Cardinal Health, Inc.	360	32,497
Vertex Pharmaceuticals, Inc.*	264	31,144
McGraw Hill Financial, Inc.	298	30,813
Stryker Corp.	326	30,074
Humana, Inc.	163	29,017
AmerisourceBergen Corp. — Class A	228	25,917
Boston Scientific Corp.*	1,451	25,755
Lorillard, Inc.	393	25,683
Perrigo Company plc	154	25,495
Zoetis, Inc.	546	25,274
Sysco Corp.	646	24,374
Mylan N.V.*	407	24,155
HCA Holdings, Inc.*	321	24,149
Reynolds American, Inc.	336	23,154
Mead Johnson Nutrition Co. — Class A	221	22,217
Monster Beverage Corp.*	159	22,005
Zimmer Holdings, Inc.	185	21,741
Constellation Brands, Inc. — Class A*	184	21,382
Whole Foods Market, Inc.	393	20,467
Estee Lauder Companies, Inc. — Class A	243	20,208
Intuitive Surgical, Inc.*	40	20,201
Moody's Corp.	194	20,137
St. Jude Medical, Inc.	307	20,078
Kellogg Co.	276	18,202
Endo International plc*	194	17,402
ConAgra Foods, Inc.	464	16,950
Edwards Lifesciences Corp.*	118	16,810
Dr Pepper Snapple Group, Inc.	210	16,481
Hospira, Inc.*	187	16,426
Hershey Co.	161	16,247
Mallinckrodt plc*	127	16,085
Clorox Co.	143	15,786
Brown-Forman Corp. — Class B	170	15,360
DaVita HealthCare Partners, Inc.*	188	15,281
Keurig Green Mountain, Inc.	132	14,748
Laboratory Corporation of America Holdings*	109	13,744
CR Bard, Inc.	81	13,555
Molson Coors Brewing Co. — Class B	174	12,954
JM Smucker Co.	111	12,846
Henry Schein, Inc.*	91	12,705
Tyson Foods, Inc. — Class A	319	12,218
Equifax, Inc.	130	12,090
Quest Diagnostics, Inc.	157	12,065
Western Union Co.	569	11,841
Universal Health Services, Inc. — Class B	99	11,653
McCormick & Company, Inc.	140	10,795
Coca-Cola Enterprises, Inc.	237	10,475
Varian Medical Systems, Inc.*	109	10,256
H&R Block, Inc.	300	9,621
United Rentals, Inc.*	105	9,572
Campbell Soup Co.	194	9,031
Robert Half International, Inc.	147	8,896
Cintas Corp.	106	8,653
Hormel Foods Corp.	147	8,357
DENTSPLY International, Inc.	153	7,787
ADT Corp.	187	7,764
Total System Services, Inc.	180	6,867
Quanta Services, Inc.*	231	6,590
Tenet Healthcare Corp.*	107	5,298
Avery Dennison Corp.	99	5,238
Patterson Companies, Inc.	93	4,537
Total Consumer, Non-cyclical		4,652,365
Financial - 9.5%
Berkshire Hathaway, Inc. — Class B*	1,989	287,052
Wells Fargo & Co.	5,113	278,148
JPMorgan Chase & Co.	4,066	246,317
Bank of America Corp.	11,472	176,554
Citigroup, Inc.	3,309	170,480
Visa, Inc. — Class A	2,116	138,407

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 57.2% (continued)
Financial - 9.5% (continued)
U.S. Bancorp	1,942	$84,807
Goldman Sachs Group, Inc.	442	83,083
American International Group, Inc.	1,497	82,021
American Express Co.	956	74,683
Simon Property Group, Inc.	339	66,322
MetLife, Inc.	1,219	61,620
Morgan Stanley	1,681	59,995
PNC Financial Services Group, Inc.	568	52,960
BlackRock, Inc. — Class A	138	50,485
Bank of New York Mellon Corp.	1,214	48,851
Capital One Financial Corp.	602	47,450
American Tower Corp. — Class A	461	43,403
ACE Ltd.	357	39,802
Prudential Financial, Inc.	495	39,753
Charles Schwab Corp.	1,258	38,293
Travelers Companies, Inc.	350	37,846
State Street Corp.	450	33,089
Marsh & McLennan Companies, Inc.	588	32,981
CME Group, Inc. — Class A	346	32,770
Allstate Corp.	454	32,311
Public Storage	158	31,148
Equity Residential	397	30,911
Aflac, Inc.	479	30,661
BB&T Corp.	786	30,646
Crown Castle International Corp.	364	30,045
Health Care REIT, Inc.	381	29,475
Aon plc	306	29,413
Intercontinental Exchange, Inc.	122	28,459
Discover Financial Services	488	27,499
Ventas, Inc.	361	26,360
Ameriprise Financial, Inc.	199	26,037
Chubb Corp.	252	25,477
AvalonBay Communities, Inc.	144	25,092
Prologis, Inc.	559	24,350
SunTrust Banks, Inc.	572	23,503
Boston Properties, Inc.	167	23,460
T. Rowe Price Group, Inc.	284	22,998
Franklin Resources, Inc.	427	21,914
HCP, Inc.	502	21,691
Vornado Realty Trust	191	21,392
General Growth Properties, Inc.	685	20,242
Hartford Financial Services Group, Inc.	459	19,195
Weyerhaeuser Co.	573	18,995
Invesco Ltd.	468	18,575
M&T Bank Corp.	145	18,415
Fifth Third Bancorp	889	16,758
Host Hotels & Resorts, Inc.	826	16,669
Northern Trust Corp.	239	16,646
Essex Property Trust, Inc.	71	16,323
Lincoln National Corp.	280	16,089
Progressive Corp.	584	15,885
Principal Financial Group, Inc.	298	15,308
SL Green Realty Corp.	108	13,865
Regions Financial Corp.	1,465	13,844
Loews Corp.	326	13,311
KeyCorp	933	13,211
Macerich Co.	154	12,987
Affiliated Managers Group, Inc.*	60	12,887
Kimco Realty Corp.	450	12,083
CBRE Group, Inc. — Class A*	305	11,807
XL Group plc — Class A	278	10,230
Huntington Bancshares, Inc.	883	9,757
Unum Group	273	9,208
E*TRADE Financial Corp.*	315	8,995
Navient Corp.	438	8,905
Comerica, Inc.	195	8,800
Cincinnati Financial Corp.	161	8,578
Plum Creek Timber Company, Inc.	192	8,342
Torchmark Corp.	139	7,634
Iron Mountain, Inc.	204	7,442
Apartment Investment & Management Co. — Class A	170	6,691
NASDAQ OMX Group, Inc.	129	6,571
Zions Bancorporation	221	5,967
Legg Mason, Inc.	108	5,962
Hudson City Bancorp, Inc.	525	5,502
People's United Financial, Inc.	336	5,107
Assurant, Inc.	75	4,606
Genworth Financial, Inc. — Class A*	542	3,962
Total Financial		3,315,368
Technology - 7.7%
Apple, Inc.	6,352	790,379
Microsoft Corp.	8,947	363,740
Intel Corp.	5,165	161,510
International Business Machines Corp.	1,002	160,821
Oracle Corp.	3,496	150,853
QUALCOMM, Inc.	1,799	124,743
Texas Instruments, Inc.	1,142	65,305
Accenture plc — Class A	685	64,178
Hewlett-Packard Co.	1,982	61,759
EMC Corp.	2,168	55,414
salesforce.com, Inc.*	660	44,095
Cognizant Technology Solutions Corp. — Class A*	665	41,489
Adobe Systems, Inc.*	519	38,375
Avago Technologies Ltd.	280	35,554
Micron Technology, Inc.*	1,175	31,878
Applied Materials, Inc.	1,340	30,231
Intuit, Inc.	302	29,282
Broadcom Corp. — Class A	594	25,717
Cerner Corp.*	333	24,396
Western Digital Corp.	237	21,569
Analog Devices, Inc.	340	21,420
Fidelity National Information Services, Inc.	311	21,167
Fiserv, Inc.*	260	20,644
Skyworks Solutions, Inc.	208	20,444
Electronic Arts, Inc.*	339	19,938
Seagate Technology plc	358	18,627
Paychex, Inc.	356	17,663
Red Hat, Inc.*	200	15,150
SanDisk Corp.	232	14,760

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 57.2% (continued)
Technology - 7.7% (continued)
Xerox Corp.	1,140	$14,649
Autodesk, Inc.*	247	14,484
Altera Corp.	328	14,074
Akamai Technologies, Inc.*	195	13,854
Lam Research Corp.	174	12,221
Linear Technology Corp.	261	12,215
NetApp, Inc.	340	12,056
Xilinx, Inc.	285	12,056
NVIDIA Corp.	563	11,781
CA, Inc.	348	11,348
Citrix Systems, Inc.*	174	11,113
Microchip Technology, Inc.	220	10,758
KLA-Tencor Corp.	177	10,317
Computer Sciences Corp.	154	10,053
Teradata Corp.*	158	6,974
Pitney Bowes, Inc.	220	5,130
Dun & Bradstreet Corp.	39	5,006
Total Technology		2,679,190
Communications - 6.7%
Verizon Communications, Inc.	4,532	220,390
Facebook, Inc. — Class A*	2,289	188,190
AT&T, Inc.	5,660	184,799
Walt Disney Co.	1,705	178,837
Google, Inc. — Class A*	311	172,512
Google, Inc. — Class C*	312	170,976
Comcast Corp. — Class A	2,771	156,478
Amazon.com, Inc.*	415	154,421
Cisco Systems, Inc.	5,567	153,232
Time Warner, Inc.	906	76,503
eBay, Inc.*	1,201	69,274
Twenty-First Century Fox, Inc. — Class A	1,994	67,477
Priceline Group, Inc.*	57	66,356
DIRECTV*	548	46,635
Time Warner Cable, Inc.	306	45,863
Yahoo!, Inc.*	949	42,169
CBS Corp. — Class B	499	30,254
Netflix, Inc.*	66	27,502
Viacom, Inc. — Class B	398	27,183
CenturyLink, Inc.	618	21,352
Omnicom Group, Inc.	269	20,977
Alliance Data Systems Corp.*	68	20,145
Symantec Corp.	744	17,383
Level 3 Communications, Inc.*	313	16,852
Nielsen N.V.	344	15,332
Equinix, Inc.	62	14,437
Motorola Solutions, Inc.	208	13,867
Expedia, Inc.	108	10,166
TripAdvisor, Inc.*	122	10,147
Interpublic Group of Companies, Inc.	450	9,954
Gannett Company, Inc.	247	9,159
F5 Networks, Inc.*	79	9,080
Harris Corp.	114	8,979
Juniper Networks, Inc.	395	8,919
News Corp. — Class A*	545	8,725
Discovery Communications, Inc. — Class C*	295	8,696
Frontier Communications Corp.	1,093	7,706
VeriSign, Inc.*	115	7,702
Scripps Networks Interactive, Inc. — Class A	106	7,267
Discovery Communications, Inc. — Class A*	162	4,983
Windstream Holdings, Inc.	657	4,862
Cablevision Systems Corp. — Class A	239	4,374
Total Communications		2,340,115
Consumer, Cyclical - 6.1%
Home Depot, Inc.	1,437	163,257
Wal-Mart Stores, Inc.	1,722	141,635
CVS Health Corp.	1,227	126,638
McDonald's Corp.	1,048	102,118
Walgreens Boots Alliance, Inc.	951	80,531
Lowe's Companies, Inc.	1,061	78,928
Starbucks Corp.	818	77,465
NIKE, Inc. — Class B	763	76,552
Costco Wholesale Corp.	480	72,718
Ford Motor Co.	4,314	69,627
Target Corp.	695	57,039
General Motors Co.	1,475	55,313
TJX Companies, Inc.	745	52,187
American Airlines Group, Inc.	782	41,274
Delta Air Lines, Inc.	899	40,419
Yum! Brands, Inc.	472	37,156
Johnson Controls, Inc.	717	36,165
Southwest Airlines Co.	737	32,649
VF Corp.	373	28,090
L Brands, Inc.	268	25,271
Delphi Automotive plc	316	25,198
Dollar General Corp.	331	24,951
PACCAR, Inc.	387	24,435
Macy's, Inc.	371	24,082
O'Reilly Automotive, Inc.*	111	24,002
AutoZone, Inc.*	35	23,876
Ross Stores, Inc.	226	23,811
Carnival Corp.	491	23,489
Chipotle Mexican Grill, Inc. — Class A*	34	22,118
Dollar Tree, Inc.*	224	18,176
Marriott International, Inc. — Class A	226	18,151
Kohl's Corp.	220	17,215
Whirlpool Corp.	85	17,175
CarMax, Inc.*	229	15,803
Starwood Hotels & Resorts Worldwide, Inc.	187	15,615
Genuine Parts Co.	167	15,562
Bed Bath & Beyond, Inc.*	202	15,509
WW Grainger, Inc.	65	15,328
BorgWarner, Inc.	247	14,939
Royal Caribbean Cruises Ltd.	180	14,733
Under Armour, Inc. — Class A*	182	14,697
Hanesbrands, Inc.	437	14,644
Michael Kors Holdings Ltd.*	219	14,399
Harley-Davidson, Inc.	231	14,031
Tractor Supply Co.	149	12,674
Mohawk Industries, Inc.*	68	12,631

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 57.2% (continued)
Consumer, Cyclical - 6.1% (continued)
The Gap, Inc.	289	$12,522
Coach, Inc.	301	12,470
Nordstrom, Inc.	153	12,289
Fastenal Co.	296	12,265
Best Buy Company, Inc.	317	11,979
Wyndham Worldwide Corp.	131	11,852
Newell Rubbermaid, Inc.	296	11,565
Staples, Inc.	698	11,367
Wynn Resorts Ltd.	88	11,077
Tiffany & Co.	123	10,825
DR Horton, Inc.	363	10,338
Lennar Corp. — Class A	195	10,103
Harman International Industries, Inc.	75	10,022
PVH Corp.	90	9,590
Darden Restaurants, Inc.	135	9,361
Ralph Lauren Corp. — Class A	66	8,679
Mattel, Inc.	369	8,432
Family Dollar Stores, Inc.	104	8,241
PulteGroup, Inc.	361	8,025
Goodyear Tire & Rubber Co.	294	7,962
Hasbro, Inc.	122	7,715
Leggett & Platt, Inc.	151	6,960
AutoNation, Inc.*	82	5,275
Urban Outfitters, Inc.*	109	4,976
GameStop Corp. — Class A	118	4,479
Fossil Group, Inc.*	48	3,958
Total Consumer, Cyclical		2,114,603
Industrial - 5.9%
General Electric Co.	10,976	272,316
3M Co.	692	114,145
Boeing Co.	714	107,157
United Technologies Corp.	901	105,597
Union Pacific Corp.	961	104,085
Honeywell International, Inc.	854	89,081
United Parcel Service, Inc. — Class B	758	73,480
Lockheed Martin Corp.	293	59,467
Thermo Fisher Scientific, Inc.	433	58,170
Danaher Corp.	670	56,883
Caterpillar, Inc.	661	52,900
FedEx Corp.	287	47,484
General Dynamics Corp.	344	46,691
Emerson Electric Co.	747	42,295
Illinois Tool Works, Inc.	381	37,010
Raytheon Co.	335	36,599
CSX Corp.	1,080	35,770
Eaton Corporation plc	518	35,193
Northrop Grumman Corp.	216	34,767
Norfolk Southern Corp.	335	34,478
Precision Castparts Corp.	155	32,550
Deere & Co.	370	32,445
TE Connectivity Ltd.	443	31,728
Corning, Inc.	1,386	31,434
Cummins, Inc.	183	25,371
Waste Management, Inc.	466	25,271
Amphenol Corp. — Class A	338	19,918
Tyco International plc	458	19,721
Ingersoll-Rand plc	287	19,539
Roper Industries, Inc.	109	18,748
Parker-Hannifin Corp.	155	18,411
Rockwell Automation, Inc.	148	17,167
Stanley Black & Decker, Inc.	172	16,402
Agilent Technologies, Inc.	366	15,207
Rockwell Collins, Inc.	145	14,000
AMETEK, Inc.	263	13,818
Textron, Inc.	302	13,388
Stericycle, Inc.*	93	13,060
Pentair plc	199	12,515
Dover Corp.	178	12,303
Kansas City Southern	120	12,250
Vulcan Materials Co.	144	12,139
CH Robinson Worldwide, Inc.	160	11,715
Pall Corp.	116	11,645
L-3 Communications Holdings, Inc.	90	11,321
Waters Corp.*	91	11,313
Republic Services, Inc. — Class A	273	11,073
Ball Corp.	150	10,596
Sealed Air Corp.	229	10,433
Masco Corp.	381	10,173
Expeditors International of Washington, Inc.	209	10,070
Martin Marietta Materials, Inc.	67	9,367
Snap-on, Inc.	63	9,265
Fluor Corp.	161	9,203
MeadWestvaco Corp.	183	9,126
Flowserve Corp.	147	8,304
Xylem, Inc.	199	6,969
Allegion plc	105	6,423
Jacobs Engineering Group, Inc.*	140	6,322
PerkinElmer, Inc.	123	6,290
Garmin Ltd.	132	6,273
Ryder System, Inc.	58	5,504
FLIR Systems, Inc.	152	4,755
Owens-Illinois, Inc.*	179	4,174
Joy Global, Inc.	106	4,153
Total Industrial		2,065,420
Energy - 4.6%
Exxon Mobil Corp.	4,575	388,876
Chevron Corp.	2,050	215,209
Schlumberger Ltd.	1,391	116,065
ConocoPhillips	1,343	83,614
Kinder Morgan, Inc.	1,858	78,148
Occidental Petroleum Corp.	840	61,319
EOG Resources, Inc.	598	54,830
Phillips 66	593	46,611
Anadarko Petroleum Corp.	553	45,794
Halliburton Co.	927	40,677
Williams Companies, Inc.	734	37,133
Valero Energy Corp.	562	35,754
Marathon Petroleum Corp.	298	30,512
Baker Hughes, Inc.	474	30,137
Pioneer Natural Resources Co.	162	26,489
Spectra Energy Corp.	732	26,476
Devon Energy Corp.	421	25,391
Apache Corp.	411	24,796
National Oilwell Varco, Inc.	447	22,345
Noble Energy, Inc.	422	20,636

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 57.2% (continued)
Energy - 4.6% (continued)
Marathon Oil Corp.	736	$19,217
Hess Corp.	265	17,986
Equities Corp.	166	13,756
Cabot Oil & Gas Corp. — Class A	451	13,318
Tesoro Corp.	136	12,415
Cimarex Energy Co.	96	11,049
ONEOK, Inc.	227	10,950
Southwestern Energy Co.*	419	9,717
Cameron International Corp.*	211	9,520
Range Resources Corp.	181	9,419
FMC Technologies, Inc.*	252	9,327
Murphy Oil Corp.	182	8,481
Chesapeake Energy Corp.	564	7,986
Helmerich & Payne, Inc.	117	7,963
CONSOL Energy, Inc.	251	7,000
Newfield Exploration Co.*	175	6,141
Transocean Ltd.	371	5,443
Ensco plc — Class A	256	5,394
First Solar, Inc.*	82	4,903
Noble Corporation plc	264	3,770
QEP Resources, Inc.	176	3,670
Diamond Offshore Drilling, Inc.	73	1,956
Total Energy		1,610,193
Utilities - 1.7%
Duke Energy Corp.	772	59,273
NextEra Energy, Inc.	484	50,360
Dominion Resources, Inc.	641	45,428
Southern Co.	992	43,926
Exelon Corp.	938	31,526
American Electric Power Company, Inc.	534	30,038
PG&E Corp.	520	27,596
Sempra Energy	253	27,582
PPL Corp.	727	24,471
Public Service Enterprise Group, Inc.	552	23,140
Edison International	355	22,177
Consolidated Edison, Inc.	319	19,459
Xcel Energy, Inc.	552	19,215
Eversource Energy	345	17,429
FirstEnergy Corp.	459	16,093
DTE Energy Co.	193	15,573
Entergy Corp.	197	15,266
NiSource, Inc.	345	15,235
Wisconsin Energy Corp.	246	12,177
Ameren Corp.	265	11,183
CMS Energy Corp.	300	10,473
CenterPoint Energy, Inc.	469	9,572
NRG Energy, Inc.	368	9,270
AES Corp.	705	9,059
SCANA Corp.	156	8,578
Pinnacle West Capital Corp.	121	7,714
Pepco Holdings, Inc.	276	7,405
AGL Resources, Inc.	130	6,455
Integrys Energy Group, Inc.	87	6,266
TECO Energy, Inc.	257	4,986
Total Utilities		606,925
Basic Materials - 1.6%
EI du Pont de Nemours & Co.	987	70,542
Monsanto Co.	527	59,309
Dow Chemical Co.	1,187	56,952
Praxair, Inc.	315	38,033
LyondellBasell Industries N.V. — Class A	432	37,930
Ecolab, Inc.	294	33,628
PPG Industries, Inc.	148	33,380
Air Products & Chemicals, Inc.	210	31,769
International Paper Co.	461	25,581
Sherwin-Williams Co.	88	25,036
Freeport-McMoRan, Inc.	1,134	21,489
Sigma-Aldrich Corp.	130	17,973
Alcoa, Inc.	1,333	17,222
Nucor Corp.	348	16,540
Mosaic Co.	339	15,614
CF Industries Holdings, Inc.	52	14,751
Newmont Mining Corp.	544	11,810
Eastman Chemical Co.	162	11,220
International Flavors & Fragrances, Inc.	88	10,331
FMC Corp.	145	8,301
Airgas, Inc.	74	7,852
Allegheny Technologies, Inc.	118	3,541
Total Basic Materials		568,804
Diversified - 0.0%
Leucadia National Corp.	344	7,668
Total Common Stocks
(Cost $15,335,818)		19,960,651

MUTUAL FUNDS† - 12.3%
Guggenheim Strategy Fund I1	172,783	4,302,306
Total Mutual Funds
(Cost $4,294,103)		4,302,306

	Face Amount
REPURCHASE AGREEMENTS††,2 - 11.3%
RBC Capital Markets issued 03/31/15 at 0.05% due 04/01/15	$1,319,680	1,319,680
HSBC Group issued 03/31/15 at 0.03% due 04/01/15	1,319,680	1,319,680
UMB Financial Corp. issued 03/31/15 at 0.03% due 04/01/15	1,317,259	1,317,259
Total Repurchase Agreements
(Cost $3,956,619)		3,956,619
Total Investments - 80.8%
(Cost $23,586,540)		$28,219,576
Other Assets & Liabilities, net - 19.2%		6,716,591
Total Net Assets - 100.0%		$34,936,167

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS PURCHASED†
June 2015 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $6,075,525)	59	$39,823

Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Credit Suisse Capital, LLC April 2015 S&P 500 Index Swap, Terminating 04/28/15[3] (Notional Value $11,517,411)	5,570	$54,110

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Units	Unrealized Gain
OTC EQUITY INDEX SWAP AGREEMENTS†† (continued)
Barclays Bank plc April 2015 S&P 500 Index Swap, Terminating 04/30/15[3] (Notional Value $29,766,131)	14,394	$44,886
Goldman Sachs International April 2015 S&P 500 Index Swap, Terminating 04/28/15[3] (Notional Value $1,605,935)	777	10,153
(Total Notional Value $42,889,477)		$109,149

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Investment in a product that is managed by and/or pays a management fee to a party related to the Adviser — See Note 7.
[2]	Repurchase Agreements — See Note 4.
[3]	Total Return based on S&P 500 Index +/- financing at a variable rate.

plc — Public Limited Company
REIT — Real Estate Investment Trust

S&P 500® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 99.4%
Consumer, Non-cyclical - 27.6%
Constellation Brands, Inc. — Class A*	11,800	$1,371,420
Actavis plc*	4,337	1,290,698
Regeneron Pharmaceuticals, Inc.*	2,734	1,234,346
Monster Beverage Corp.*	8,392	1,161,411
AmerisourceBergen Corp. — Class A	9,900	1,125,333
Alexion Pharmaceuticals, Inc.*	6,420	1,112,586
Celgene Corp.*	9,508	1,096,082
Gilead Sciences, Inc.*	10,550	1,035,272
Zoetis, Inc.	20,300	939,687
DaVita HealthCare Partners, Inc.*	11,000	894,080
Edwards Lifesciences Corp.*	6,100	869,006
Amgen, Inc.	5,300	847,205
Keurig Green Mountain, Inc.	7,226	807,361
Moody's Corp.	7,447	772,999
Biogen, Inc.*	1,724	727,942
United Rentals, Inc.*	7,700	701,932
Robert Half International, Inc.	11,472	694,285
Mylan N.V.*	10,100	599,435
Intuitive Surgical, Inc.*	1,058	534,322
Hospira, Inc.*	5,700	500,688
Molson Coors Brewing Co. — Class B	6,700	498,815
Cintas Corp.	5,900	481,617
Dr Pepper Snapple Group, Inc.	6,100	478,728
AbbVie, Inc.	7,200	421,488
MasterCard, Inc. — Class A	4,800	414,672
Lorillard, Inc.	5,145	336,226
Total Consumer, Non-cyclical		20,947,636
Consumer, Cyclical - 22.2%
DR Horton, Inc.	70,600	2,010,688
Lennar Corp. — Class A	30,200	1,564,662
Under Armour, Inc. — Class A*	18,185	1,468,439
Southwest Airlines Co.	29,031	1,286,073
Delta Air Lines, Inc.	25,335	1,139,062
O'Reilly Automotive, Inc.*	4,800	1,037,952
Chipotle Mexican Grill, Inc. — Class A*	1,400	910,756
CVS Health Corp.	7,700	794,717
Harman International Industries, Inc.	5,600	748,328
Lowe's Companies, Inc.	9,800	729,022
Dollar Tree, Inc.*	7,945	644,697
Wyndham Worldwide Corp.	6,680	604,340
AutoZone, Inc.*	800	545,728
Michael Kors Holdings Ltd.*	8,080	531,260
Hanesbrands, Inc.	14,600	489,246
VF Corp.	6,177	465,190
Nordstrom, Inc.	5,000	401,600
Home Depot, Inc.	3,500	397,635
NIKE, Inc. — Class B	3,800	381,254
Ross Stores, Inc.	3,600	379,296
Leggett & Platt, Inc.	8,000	368,720
Total Consumer, Cyclical		16,898,665
Technology - 17.4%
Micron Technology, Inc.*	52,363	1,420,607
Avago Technologies Ltd.	11,000	1,396,780
Apple, Inc.	10,000	1,244,300
Akamai Technologies, Inc.*	17,400	1,236,183
Skyworks Solutions, Inc.	11,400	1,120,506
Red Hat, Inc.*	12,000	909,000
Seagate Technology plc	15,287	795,382
Electronic Arts, Inc.*	12,672	745,304
Cognizant Technology Solutions Corp. — Class A*	11,654	727,093
Western Digital Corp.	7,162	651,814
Fiserv, Inc.*	6,500	516,100
Cerner Corp.*	5,229	383,077
NVIDIA Corp.	17,500	366,188
QUALCOMM, Inc.	5,192	360,013
Citrix Systems, Inc.*	5,500	351,285
SanDisk Corp.	5,410	344,184
Intel Corp.	10,899	340,812
Lam Research Corp.	4,800	337,128
Total Technology		13,245,756
Communications - 13.1%
Facebook, Inc. — Class A*	16,627	1,366,989
VeriSign, Inc.*	18,053	1,209,009
Expedia, Inc.	12,800	1,204,864
DIRECTV*	12,534	1,066,643
Equinix, Inc.	3,700	861,545
F5 Networks, Inc.*	6,900	793,086
Yahoo!, Inc.*	17,254	766,681
Priceline Group, Inc.*	444	516,883
Time Warner, Inc.	5,800	489,752
Alliance Data Systems Corp.*	1,600	474,000
Walt Disney Co.	4,100	430,049
eBay, Inc.*	6,300	363,384
Google, Inc. — Class A*	398	220,771
Google, Inc. — Class C*	399	218,652
Total Communications		9,982,308
Financial - 11.0%
American Tower Corp. — Class A	9,300	875,595
CBRE Group, Inc. — Class A*	20,200	781,942
Health Care REIT, Inc.	8,500	657,560
Host Hotels & Resorts, Inc.	31,500	635,670
Navient Corp.	30,200	613,966
Kimco Realty Corp.	21,900	588,015
Equity Residential	7,400	576,164
Legg Mason, Inc.	10,200	563,040
Visa, Inc. — Class A	8,136	532,176
AvalonBay Communities, Inc.	2,800	487,900
Ameriprise Financial, Inc.	3,376	441,716
Macerich Co.	5,086	428,902
Essex Property Trust, Inc.	1,800	413,820
Boston Properties, Inc.	2,900	407,392
Ventas, Inc.	5,500	401,610
Total Financial		8,405,468
Industrial - 3.4%
Union Pacific Corp.	5,500	595,705
Martin Marietta Materials, Inc.	4,200	587,160
Amphenol Corp. — Class A	8,500	500,905
Thermo Fisher Scientific, Inc.	3,500	470,190

S&P 500® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Industrial - 3.4% (continued)
CH Robinson Worldwide, Inc.	6,300	$461,286
Total Industrial		2,615,246
Energy - 3.0%
EOG Resources, Inc.	7,340	673,005
Range Resources Corp.	11,483	597,575
Cabot Oil & Gas Corp. — Class A	20,080	592,962
Williams Companies, Inc.	8,100	409,779
Total Energy		2,273,321
Basic Materials - 1.7%
Sherwin-Williams Co.	2,000	569,000
Sigma-Aldrich Corp.	2,800	387,100
Ecolab, Inc.	3,096	354,120
Total Basic Materials		1,310,220
Total Common Stocks
(Cost $60,855,985)		75,678,620

	Face Amount
REPURCHASE AGREEMENT††,1 - 0.6%
HSBC Group issued 03/31/15 at 0.03% due 04/01/15	$480,234	480,234
Total Repurchase Agreement
(Cost $480,234)		480,234
Total Investments - 100.0%
(Cost $61,336,219)		$76,158,854
Other Assets & Liabilities, net - 0.0%		(26,831)
Total Net Assets - 100.0%		$76,132,023

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreement — See Note 4.

plc —Public Limited Company
REIT —Real Estate Investment Trust

S&P 500® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 99.7%
Financial - 31.9%
Berkshire Hathaway, Inc. — Class B*	6,138	$885,836
Assurant, Inc.	12,567	771,739
Unum Group	18,996	640,734
MetLife, Inc.	11,278	570,103
Prudential Financial, Inc.	6,731	540,567
American International Group, Inc.	9,725	532,833
Hartford Financial Services Group, Inc.	12,618	527,685
Genworth Financial, Inc. — Class A*	71,999	526,313
Lincoln National Corp.	9,130	524,610
Loews Corp.	11,502	469,627
XL Group plc — Class A	11,194	411,939
SunTrust Banks, Inc.	9,202	378,110
Citigroup, Inc.	7,010	361,155
Morgan Stanley	9,690	345,836
Zions Bancorporation	12,510	337,770
JPMorgan Chase & Co.	5,500	333,190
People's United Financial, Inc.	21,370	324,824
Capital One Financial Corp.	4,047	318,985
Travelers Companies, Inc.	2,950	318,984
Aflac, Inc.	4,955	317,170
Bank of America Corp.	19,317	297,289
PNC Financial Services Group, Inc.	3,156	294,265
KeyCorp	20,070	284,191
Goldman Sachs Group, Inc.	1,507	283,271
ACE Ltd.	2,417	269,471
NASDAQ OMX Group, Inc.	5,225	266,162
Cincinnati Financial Corp.	4,700	250,416
Fifth Third Bancorp	13,056	246,106
Progressive Corp.	9,046	246,051
Comerica, Inc.	5,370	242,348
BB&T Corp.	5,963	232,497
Chubb Corp.	2,240	226,464
Principal Financial Group, Inc.	4,190	215,240
Bank of New York Mellon Corp.	5,260	211,662
Torchmark Corp.	3,849	211,387
Hudson City Bancorp, Inc.	20,025	209,862
Huntington Bancshares, Inc.	17,084	188,778
Total Financial		13,613,470
Energy - 25.4%
Valero Energy Corp.	16,057	1,021,546
Phillips 66	8,998	707,243
Tesoro Corp.	7,353	671,255
Marathon Petroleum Corp.	6,406	655,910
Newfield Exploration Co.*	16,310	572,317
Noble Corporation plc	38,656	552,008
Hess Corp.	8,116	550,833
First Solar, Inc.*	8,550	511,205
Chesapeake Energy Corp.[1]	33,540	474,926
Marathon Oil Corp.	17,526	457,604
Devon Energy Corp.	7,210	434,835
Murphy Oil Corp.	8,962	417,629
Diamond Offshore Drilling, Inc.[1]	15,100	404,529
Chevron Corp.	3,658	384,017
QEP Resources, Inc.	17,710	369,254
Baker Hughes, Inc.	5,525	351,280
Ensco plc — Class A	16,567	349,067
Apache Corp.	5,401	325,842
National Oilwell Varco, Inc.	5,450	272,446
ConocoPhillips	4,226	263,111
Exxon Mobil Corp.	2,620	222,700
Helmerich & Payne, Inc.	3,230	219,866
Halliburton Co.	4,789	210,141
Transocean Ltd.[1]	14,139	207,419
Occidental Petroleum Corp.	2,690	196,370
Total Energy		10,803,353
Consumer, Cyclical - 12.7%
General Motors Co.	20,561	771,039
Staples, Inc.	43,837	713,886
GameStop Corp. — Class A1	16,118	611,839
Ford Motor Co.	36,045	581,766
Best Buy Company, Inc.	13,370	505,252
Kohl's Corp.	6,060	474,195
Goodyear Tire & Rubber Co.	16,320	441,946
Wal-Mart Stores, Inc.	3,108	255,633
Target Corp.	2,990	245,389
Costco Wholesale Corp.	1,475	223,455
Whirlpool Corp.	1,041	210,344
Carnival Corp.	3,711	177,534
Johnson Controls, Inc.	3,430	173,009
Total Consumer, Cyclical		5,385,287
Utilities - 8.1%
NRG Energy, Inc.	13,918	350,594
FirstEnergy Corp.	9,003	315,646
Exelon Corp.	9,005	302,658
AES Corp.	23,098	296,809
Entergy Corp.	3,190	247,193
Consolidated Edison, Inc.	3,897	237,717
PG&E Corp.	4,257	225,919
DTE Energy Co.	2,180	175,904
SCANA Corp.	3,160	173,768
Xcel Energy, Inc.	4,901	170,604
Duke Energy Corp.	2,150	165,077
Ameren Corp.	3,890	164,158
Pepco Holdings, Inc.	5,997	160,900
American Electric Power Company, Inc.	2,860	160,875
Pinnacle West Capital Corp.	2,410	153,638
TECO Energy, Inc.	7,263	140,902
Total Utilities		3,442,362
Consumer, Non-cyclical - 7.6%
Anthem, Inc.	4,720	728,815
Humana, Inc.	3,270	582,125
Archer-Daniels-Midland Co.	11,435	542,019
Tyson Foods, Inc. — Class A	14,061	538,536
Cardinal Health, Inc.	4,439	400,709
Sysco Corp.	6,920	261,092
Avery Dennison Corp.	3,110	164,550
Total Consumer, Non-cyclical		3,217,846
Industrial - 5.1%
Jacobs Engineering Group, Inc.*	14,135	638,336
Fluor Corp.	8,080	461,853
L-3 Communications Holdings, Inc.	2,212	278,247

S&P 500® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 99.7% (continued)
Industrial - 5.1% (continued)
Owens-Illinois, Inc.*	10,640	$248,125
Ryder System, Inc.	2,464	233,809
Deere & Co.	2,040	178,888
Joy Global, Inc.	3,276	128,354
Total Industrial		2,167,612
Basic Materials - 2.9%
Newmont Mining Corp.	12,550	272,461
Freeport-McMoRan, Inc.	14,242	269,886
Allegheny Technologies, Inc.	6,672	200,227
Nucor Corp.	3,730	177,287
LyondellBasell Industries N.V. — Class A	1,850	162,429
Dow Chemical Co.	3,318	159,198
Total Basic Materials		1,241,488
Communications - 2.4%
News Corp. — Class A*	30,880	494,389
CenturyLink, Inc.	5,585	192,962
AT&T, Inc.	5,420	176,963
Juniper Networks, Inc.	6,350	143,383
Total Communications		1,007,697
Technology - 2.2%
Xerox Corp.	31,206	400,997
Computer Sciences Corp.	4,408	287,754
Hewlett-Packard Co.	7,574	236,006
Total Technology		924,757
Diversified - 1.4%
Leucadia National Corp.	25,860	576,419
Total Common Stocks
(Cost $33,693,446)		42,380,291

	Face Amount
REPURCHASE AGREEMENT††,2 - 0.7%
HSBC Group issued 03/31/15 at 0.03% due 04/01/15	$278,885	278,885
Total Repurchase Agreement
(Cost $278,885)		278,885

SECURITIES LENDING COLLATERAL††,3 - 2.3%
Repurchase Agreements
HSBC Securities, Inc. issued 03/31/15 at 0.10% due 04/01/15	655,963	655,963
BNP Paribas Securities Corp. issued 03/31/15 at 0.10% due 04/01/15	225,651	225,651
Barclays Capital, Inc. issued 03/31/15 at 0.10% due 04/01/15	116,473	116,473
Total Securities Lending Collateral
(Cost $998,087)		998,087
Total Investments - 102.7%
(Cost $34,970,418)		$43,657,263
Other Assets & Liabilities, net - (2.7)%		(1,135,200)
Total Net Assets - 100.0%		$42,522,063

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at March 31, 2015 — See Note 5.
[2]	Repurchase Agreement — See Note 4.
[3]	Securities lending collateral — See Note 5.

plc —Public Limited Company

S&P MidCap 400® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 99.6%
Consumer, Non-cyclical - 26.1%
Centene Corp.*	20,240	$1,430,765
United Therapeutics Corp.*	7,425	1,280,329
Akorn, Inc.*	24,378	1,158,198
Salix Pharmaceuticals Ltd.*	6,227	1,076,088
Hain Celestial Group, Inc.*	14,890	953,705
WhiteWave Foods Co. — Class A*	20,670	916,508
Global Payments, Inc.	6,831	626,266
IDEXX Laboratories, Inc.*	3,880	599,382
VCA, Inc.*	10,044	550,612
Boston Beer Company, Inc. — Class A*	2,003	535,602
Gartner, Inc.*	6,220	521,547
Corporate Executive Board Co.	5,992	478,521
Live Nation Entertainment, Inc.*	18,123	457,243
STERIS Corp.	6,340	445,512
Service Corporation International	16,180	421,489
SEI Investments Co.	8,720	384,465
MEDNAX, Inc.*	5,186	376,037
Charles River Laboratories International, Inc.*	4,717	374,011
Cooper Companies, Inc.	1,790	335,482
Align Technology, Inc.*	6,023	323,947
WEX, Inc.*	3,010	323,154
Sirona Dental Systems, Inc.*	3,330	299,667
Total Consumer, Non-cyclical		13,868,530
Consumer, Cyclical - 20.3%
JetBlue Airways Corp.*	69,810	1,343,844
Toll Brothers, Inc.*	29,605	1,164,661
NVR, Inc.*	596	791,881
Buffalo Wild Wings, Inc.*	3,980	721,335
Advance Auto Parts, Inc.	4,660	697,555
Signet Jewelers Ltd.	4,860	674,519
Alaska Air Group, Inc.	9,974	660,079
Foot Locker, Inc.	10,410	655,830
Tempur Sealy International, Inc.*	10,516	607,194
Polaris Industries, Inc.	4,015	566,516
Brunswick Corp.	9,175	472,054
Carter's, Inc.	4,748	439,048
Williams-Sonoma, Inc.	5,456	434,898
Domino's Pizza, Inc.	4,227	425,025
Brinker International, Inc.	5,372	330,700
LKQ Corp.*	12,531	320,292
HSN, Inc.	3,850	262,686
Deckers Outdoor Corp.*	3,366	245,280
Total Consumer, Cyclical		10,813,397
Financial - 17.1%
Alexander & Baldwin, Inc.	28,415	1,226,960
Extra Space Storage, Inc.	13,572	917,060
Camden Property Trust	10,389	811,692
Jones Lang LaSalle, Inc.	4,681	797,642
LaSalle Hotel Properties	20,209	785,322
RenaissanceRe Holdings Ltd.	6,140	612,342
Duke Realty Corp.	27,249	593,211
Omega Healthcare Investors, Inc.	13,725	556,823
Primerica, Inc.	9,932	505,539
Weingarten Realty Investors	12,792	460,256
Lamar Advertising Co. — Class A	7,448	441,443
Signature Bank*	3,241	419,969
Regency Centers Corp.	5,916	402,525
Kilroy Realty Corp.	4,013	305,670
UDR, Inc.	8,227	279,965
Total Financial		9,116,419
Industrial - 14.0%
Trinity Industries, Inc.	40,308	1,431,338
Eagle Materials, Inc.	14,535	1,214,545
Packaging Corporation of America	9,890	773,299
Old Dominion Freight Line, Inc.*	8,427	651,407
Wabtec Corp.	6,839	649,773
Zebra Technologies Corp. — Class A*	6,371	577,945
ITT Corp.	13,500	538,785
Acuity Brands, Inc.	2,880	484,301
Cognex Corp.*	8,785	435,648
Landstar System, Inc.	6,380	422,994
Gentex Corp.	16,381	299,772
Total Industrial		7,479,807
Technology - 10.2%
Cadence Design Systems, Inc.*	55,073	1,015,545
SolarWinds, Inc.*	19,200	983,808
MAXIMUS, Inc.	12,670	845,849
Rackspace Hosting, Inc.*	11,530	594,833
Fair Isaac Corp.	5,519	489,646
Ultimate Software Group, Inc.*	2,615	444,432
ACI Worldwide, Inc.*	19,160	415,006
Riverbed Technology, Inc.*	17,760	371,362
Tyler Technologies, Inc.*	2,400	289,272
Total Technology		5,449,753
Communications - 7.6%
ARRIS Group, Inc.*	37,590	1,086,164
Fortinet, Inc.*	26,780	935,961
InterDigital, Inc.	12,860	652,516
Qorvo, Inc.*	7,982	636,165
AMC Networks, Inc. — Class A*	5,400	413,856
FactSet Research Systems, Inc.	1,860	296,112
Total Communications		4,020,774
Basic Materials - 2.4%
Minerals Technologies, Inc.	6,980	510,238
Cytec Industries, Inc.	8,950	483,658
Valspar Corp.	3,620	304,189
Total Basic Materials		1,298,085
Energy - 1.1%
Dresser-Rand Group, Inc.*	6,959	559,156
Utilities - 0.8%
UGI Corp.	13,370	435,728
Total Common Stocks
(Cost $47,341,413)		53,041,649

S&P MidCap 400® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Face Amount	Value
REPURCHASE AGREEMENT††,1 - 0.8%
HSBC Group issued 03/31/15 at 0.03% due 04/01/15	$419,183	$419,183
Total Repurchase Agreement
(Cost $419,183)		419,183
Total Investments - 100.4%
(Cost $47,760,596)		$53,460,832
Other Assets & Liabilities, net - (0.4)%		(202,527)
Total Net Assets - 100.0%		$53,258,305

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreement — See Note 4.

S&P MidCap 400® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 99.5%
Industrial - 23.9%
AGCO Corp.	7,050	$335,862
Arrow Electronics, Inc.*	4,503	275,357
Avnet, Inc.	6,185	275,233
Tech Data Corp.*	4,592	265,280
AECOM*	8,376	258,148
Terex Corp.	9,340	248,351
Orbital ATK, Inc.	2,650	203,070
KBR, Inc.	13,781	199,549
Jabil Circuit, Inc.	7,900	184,702
Oshkosh Corp.	3,610	176,132
Vishay Intertechnology, Inc.	11,870	164,043
Greif, Inc. — Class A	4,160	163,363
Exelis, Inc.	6,422	156,504
Tidewater, Inc.[1]	6,858	131,262
Con-way, Inc.	2,880	127,094
SPX Corp.	1,310	111,219
Triumph Group, Inc.	1,760	105,107
Rock-Tenn Co. — Class A	1,566	101,007
Kennametal, Inc.	2,650	89,279
Regal-Beloit Corp.	1,080	86,314
Granite Construction, Inc.	2,190	76,957
Bemis Company, Inc.	1,498	69,372
Timken Co.	1,370	57,732
TimkenSteel Corp.	1,980	52,411
Total Industrial		3,913,348
Financial - 18.5%
Reinsurance Group of America, Inc. — Class A	3,376	314,608
Old Republic International Corp.	15,330	229,029
Hanover Insurance Group, Inc.	3,079	223,474
Kemper Corp.	5,635	219,540
Aspen Insurance Holdings Ltd.	4,555	215,133
American Financial Group, Inc.	2,764	177,311
First American Financial Corp.	4,560	162,701
Everest Re Group Ltd.	824	143,376
StanCorp Financial Group, Inc.	2,056	141,042
FirstMerit Corp.	5,410	103,115
Mercury General Corp.	1,740	100,485
Trustmark Corp.	4,120	100,034
Associated Banc-Corp.	5,330	99,138
International Bancshares Corp.	3,766	98,029
Fulton Financial Corp.	7,888	97,338
Umpqua Holdings Corp.	5,160	88,649
Hancock Holding Co.	2,949	88,057
HCC Insurance Holdings, Inc.	1,501	85,062
Washington Federal, Inc.	3,780	82,423
TCF Financial Corp.	4,040	63,509
Valley National Bancorp	6,385	60,274
New York Community Bancorp, Inc.	3,526	58,990
Prosperity Bancshares, Inc.	1,080	56,678
Total Financial		3,007,995
Energy - 16.5%
Nabors Industries Ltd.	23,560	321,594
HollyFrontier Corp.	6,706	270,051
Patterson-UTI Energy, Inc.	13,150	246,891
Western Refining, Inc.	4,570	225,712
Denbury Resources, Inc.[1]	29,800	217,242
Superior Energy Services, Inc.	9,373	209,393
SM Energy Co.	3,260	168,477
Murphy USA, Inc.*	2,295	166,089
Unit Corp.*	5,831	163,151
Atwood Oceanics, Inc.	5,770	162,195
Rowan Companies plc — Class A	8,475	150,092
NOW, Inc.*,1	5,670	122,699
Rosetta Resources, Inc.*	4,838	82,343
Oil States International, Inc.*	1,817	72,262
Peabody Energy Corp.[1]	14,259	70,154
Helix Energy Solutions Group, Inc.*	2,920	43,683
Total Energy		2,692,028
Consumer, Non-cyclical - 12.7%
ManpowerGroup, Inc.	3,301	284,381
Halyard Health, Inc.*	4,260	209,592
Community Health Systems, Inc.*	3,915	204,676
WellCare Health Plans, Inc.*	2,235	204,414
Health Net, Inc.*	3,239	195,927
RR Donnelley & Sons Co.	9,220	176,932
Owens & Minor, Inc.	4,933	166,933
Rent-A-Center, Inc.	5,800	159,152
FTI Consulting, Inc.*	2,795	104,701
United Natural Foods, Inc.*	1,331	102,540
Dean Foods Co.	5,538	91,543
Aaron's, Inc.	3,120	88,327
Avon Products, Inc.	9,260	73,987
Total Consumer, Non-cyclical		2,063,105
Consumer, Cyclical - 11.2%
Ascena Retail Group, Inc.*	21,435	311,021
Ingram Micro, Inc. — Class A*	10,728	269,486
World Fuel Services Corp.	4,396	252,682
MDC Holdings, Inc.	7,295	207,908
Abercrombie & Fitch Co. — Class A	5,906	130,168
CST Brands, Inc.	2,835	124,258
JC Penney Company, Inc.*,1	14,082	118,430
Guess?, Inc.	5,140	95,553
Dana Holding Corp.	4,230	89,507
International Speedway Corp. — Class A	2,570	83,808
Office Depot, Inc.*	7,958	73,214
ANN, Inc.*	1,635	67,084
Total Consumer, Cyclical		1,823,119
Basic Materials - 8.6%
Domtar Corp.	7,615	351,965
Reliance Steel & Aluminum Co.	3,900	238,212
Commercial Metals Co.	14,267	230,983
United States Steel Corp.	7,820	190,808
Cabot Corp.	3,552	159,840
Olin Corp.	3,705	118,708
Steel Dynamics, Inc.	5,579	112,138
Total Basic Materials		1,402,654
Utilities - 3.4%
ONE Gas, Inc.	2,960	127,961
Great Plains Energy, Inc.	4,037	107,707
Hawaiian Electric Industries, Inc.	3,124	100,343

S&P MidCap 400® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Utilities - 3.4% (continued)
MDU Resources Group, Inc.	4,210	$89,841
Atmos Energy Corp.	1,255	69,402
WGL Holdings, Inc.	1,096	61,814
Total Utilities		557,068
Technology - 2.5%
Advanced Micro Devices, Inc.*	45,109	120,892
Lexmark International, Inc. — Class A	2,745	116,223
Convergys Corp.	3,695	84,505
NCR Corp.*	2,710	79,972
Total Technology		401,592
Communications - 2.2%
Telephone & Data Systems, Inc.	7,792	194,021
Time, Inc.	7,150	160,446
Total Communications		354,467
Total Common Stocks
(Cost $12,989,333)		16,215,376

	Face Amount
REPURCHASE AGREEMENT††,2 - 0.8%
HSBC Group issued 03/31/15 at 0.03% due 04/01/15	$124,245	124,245
Total Repurchase Agreement
(Cost $124,245)		124,245

SECURITIES LENDING COLLATERAL††,3 - 2.1%
Repurchase Agreements
HSBC Securities, Inc. issued 03/31/15 at 0.10% due 04/01/15	224,803	224,803
BNP Paribas Securities Corp. issued 03/31/15 at 0.10% due 04/01/15	77,332	77,332
Barclays Capital, Inc. issued 03/31/15 at 0.10% due 04/01/15	39,916	39,916
Total Securities Lending Collateral
(Cost $342,051)		342,051
Total Investments - 102.4%
(Cost $13,455,629)		$16,681,672
Other Assets & Liabilities, net - (2.4)%		(393,276)
Total Net Assets - 100.0%		$16,288,396

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at March 31, 2015 — See Note 5.
[2]	Repurchase Agreement — See Note 4.
[3]	Securities lending collateral — See Note 5.

plc — Public Limited Company

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 99.6%
Consumer, Non-cyclical - 22.0%
Lannett Company, Inc.*	16,080	$1,088,776
ABIOMED, Inc.*	9,095	651,020
Molina Healthcare, Inc.*	8,030	540,339
Repligen Corp.*	16,951	514,632
PAREXEL International Corp.*	7,450	513,976
On Assignment, Inc.*	13,089	502,224
Depomed, Inc.*	20,628	462,273
ExamWorks Group, Inc.*	10,530	438,259
Natus Medical, Inc.*	9,059	357,559
AMN Healthcare Services, Inc.*	15,400	355,278
Calavo Growers, Inc.	6,556	337,110
Cambrex Corp.*	7,596	301,029
Cynosure, Inc. — Class A*	9,551	292,929
Ligand Pharmaceuticals, Inc. — Class B*	3,763	290,165
Cal-Maine Foods, Inc.[1]	7,060	275,764
Anika Therapeutics, Inc.*	6,592	271,393
Chemed Corp.	2,200	262,680
Abaxis, Inc.	4,080	261,569
Ensign Group, Inc.	5,353	250,842
Albany Molecular Research, Inc.*	13,500	237,600
Snyder's-Lance, Inc.	6,840	218,607
Impax Laboratories, Inc.*	4,420	207,165
Helen of Troy Ltd.*	2,400	195,576
Affymetrix, Inc.*	14,520	182,371
Cantel Medical Corp.	3,487	165,633
J&J Snack Foods Corp.	1,106	118,010
Global Payments, Inc.	1	92
Total Consumer, Non-cyclical		9,292,871
Financial - 22.0%
Universal Insurance Holdings, Inc.	23,150	592,409
Sabra Health Care REIT, Inc.	17,252	571,904
Chesapeake Lodging Trust	15,843	535,969
CoreSite Realty Corp.	10,711	521,410
Bank Mutual Corp.	56,266	411,867
DiamondRock Hospitality Co.	28,715	405,743
American Assets Trust, Inc.	9,152	396,099
HFF, Inc. — Class A	10,494	393,945
Universal Health Realty Income Trust	6,517	366,581
Associated Estates Realty Corp.	13,294	328,097
Post Properties, Inc.	5,309	302,241
Retail Opportunity Investments Corp.	15,842	289,909
First Midwest Bancorp, Inc.	16,315	283,392
Glacier Bancorp, Inc.	10,744	270,212
Boston Private Financial Holdings, Inc.	21,590	262,319
Home BancShares, Inc.	7,522	254,921
Medical Properties Trust, Inc.	17,229	253,955
MB Financial, Inc.	8,009	250,762
BofI Holding, Inc.*	2,679	249,254
HCI Group, Inc.	5,400	247,698
PrivateBancorp, Inc. — Class A	6,607	232,368
PRA Group, Inc.*	4,118	223,690
Bank of the Ozarks, Inc.	5,784	213,603
Sovran Self Storage, Inc.	2,201	206,762
Enova International, Inc.*	9,987	196,644
Education Realty Trust, Inc.	5,259	186,063
Pinnacle Financial Partners, Inc.	4,165	185,176
Healthcare Realty Trust, Inc.	6,539	181,653
Inland Real Estate Corp.	16,460	175,957
Cousins Properties, Inc.	12,621	133,783
CareTrust REIT, Inc.	9,043	122,623
Total Financial		9,247,009
Consumer, Cyclical - 17.8%
Meritage Homes Corp.*	12,090	588,057
Skechers U.S.A., Inc. — Class A*	7,710	554,425
Pinnacle Entertainment, Inc.*	15,223	549,398
Standard Pacific Corp.*	55,120	496,080
Ryland Group, Inc.	8,950	436,223
G-III Apparel Group Ltd.*	3,730	420,185
DTS, Inc.*	11,200	381,584
Allegiant Travel Co. — Class A	1,824	350,737
Select Comfort Corp.*	9,257	319,089
Zumiez, Inc.*	7,910	318,378
Papa John's International, Inc.	4,737	292,793
BJ's Restaurants, Inc.*	5,610	283,024
Popeyes Louisiana Kitchen, Inc.*	4,730	282,949
Sonic Corp.	8,736	276,931
Winnebago Industries, Inc.	11,687	248,466
Jack in the Box, Inc.	2,350	225,412
Outerwall, Inc.[1]	3,350	221,502
Texas Roadhouse, Inc. — Class A	5,949	216,722
Iconix Brand Group, Inc.*	6,265	210,943
Wolverine World Wide, Inc.	6,275	209,899
Universal Electronics, Inc.*	3,282	185,236
Marriott Vacations Worldwide Corp.	2,150	174,258
Francesca's Holdings Corp.*	7,770	138,306
Scientific Games Corp. — Class A*,1	9,455	98,994
Total Consumer, Cyclical		7,479,591
Industrial - 13.8%
TASER International, Inc.*,1	25,890	624,208
Methode Electronics, Inc.	11,715	551,073
PGT, Inc.*	42,398	473,798
ArcBest Corp.	10,031	380,074
Apogee Enterprises, Inc.	8,690	375,408
Lydall, Inc.*	11,370	360,656
KapStone Paper and Packaging Corp.	10,877	357,201
Heartland Express, Inc.	14,820	352,122
Headwaters, Inc.*	18,323	336,044
US Ecology, Inc.	6,620	330,801
Hillenbrand, Inc.	8,894	274,558
Knight Transportation, Inc.	8,042	259,355
Saia, Inc.*	5,035	223,051
Bel Fuse, Inc. — Class B	11,527	219,359
Curtiss-Wright Corp.	2,840	209,990
Matson, Inc.	4,233	178,463
AZZ, Inc.	3,142	146,386
Forward Air Corp.	2,470	134,121
Total Industrial		5,786,668

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Technology - 11.3%
Take-Two Interactive Software, Inc.*	25,391	$646,329
Synchronoss Technologies, Inc.*	13,003	617,122
Omnicell, Inc.*	11,935	418,918
Manhattan Associates, Inc.*	7,759	392,684
IGATE Corp.*	8,370	357,064
Synaptics, Inc.*	4,016	326,521
Super Micro Computer, Inc.*	9,560	317,487
NetScout Systems, Inc.*,1	7,022	307,915
Tessera Technologies, Inc.	6,786	273,340
Monolithic Power Systems, Inc.	4,922	259,143
Virtusa Corp.*	5,140	212,693
Dealertrack Technologies, Inc.*	4,846	186,668
Blackbaud, Inc.	3,730	176,727
Electronics for Imaging, Inc.*	3,775	157,606
MicroStrategy, Inc. — Class A*	584	98,807
Total Technology		4,749,024
Communications - 6.4%
General Communication, Inc. — Class A*	37,100	584,695
LogMeIn, Inc.*	7,570	423,844
Dice Holdings, Inc.*	39,152	349,236
comScore, Inc.*	6,105	312,576
j2 Global, Inc.	4,540	298,187
EW Scripps Co. — Class A*	9,386	266,938
VASCO Data Security International, Inc.*,1	6,970	150,134
Consolidated Communications Holdings, Inc.	7,259	148,084
ViaSat, Inc.*	1,942	115,763
EW Scripps Co.*	980	25,088
Total Communications		2,674,545
Energy - 3.8%
Carrizo Oil & Gas, Inc.*	13,235	657,118
Synergy Resources Corp.*	49,326	584,512
Flotek Industries, Inc.*	14,940	220,216
PetroQuest Energy, Inc.*	63,400	145,820
Total Energy		1,607,666
Basic Materials - 2.5%
US Silica Holdings, Inc.[1]	9,968	354,961
Deltic Timber Corp.	3,445	228,231
Neenah Paper, Inc.	2,999	187,557
Century Aluminum Co.*	9,885	136,413
Balchem Corp.	2,250	124,605
Total Basic Materials		1,031,767
Total Common Stocks
(Cost $36,283,964)		41,869,141

	Face Amount
REPURCHASE AGREEMENT††,2 - 0.7%
HSBC Group issued 03/31/15 at 0.03% due 04/01/15	$275,809	275,809
Total Repurchase Agreement
(Cost $275,809)		275,809

SECURITIES LENDING COLLATERAL††,3 - 2.9%
Repurchase Agreements
HSBC Securities, Inc. issued 03/31/15 at 0.10% due 04/01/15	793,044	793,044
BNP Paribas Securities Corp. issued 03/31/15 at 0.10% due 04/01/15	272,807	272,807
Barclays Capital, Inc. issued 03/31/15 at 0.10% due 04/01/15	140,813	140,813
Total Securities Lending Collateral
(Cost $1,206,664)		1,206,664
Total Investments - 103.2%
(Cost $37,766,437)		$43,351,614

	Shares
COMMON STOCKS SOLD SHORT† - 0.0%
Communications - 0.0%
Journal Media Group, Inc.*	2,346	(20,504)
Total Common Stocks Sold Short
(Proceeds $20,515)		(20,504)
Other Assets & Liabilities, net - (3.2)%		(1,289,641)
Total Net Assets - 100.0%		$42,041,469

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at March 31, 2015 — See Note 5.
[2]	Repurchase Agreement — See Note 4.
[3]	Securities lending collateral — See Note 5.

REIT —Real Estate Investment Trust

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 99.6%
Industrial - 20.6%
TTM Technologies, Inc.*	21,640	$194,976
Griffon Corp.	9,544	166,352
AAR Corp.	5,099	156,540
Benchmark Electronics, Inc.*	6,385	153,433
Gibraltar Industries, Inc.*	8,968	147,165
Universal Forest Products, Inc.	2,404	133,374
Olympic Steel, Inc.	9,821	132,191
Atlas Air Worldwide Holdings, Inc.*	2,850	122,607
RTI International Metals, Inc.*	3,410	122,453
Comfort Systems USA, Inc.	5,680	119,507
Sanmina Corp.*	4,834	116,934
Roadrunner Transportation Systems, Inc.*	4,582	115,787
Aegion Corp. — Class A*	5,907	106,621
EMCOR Group, Inc.	2,091	97,169
Briggs & Stratton Corp.	4,345	89,246
Hub Group, Inc. — Class A*	2,159	84,827
Plexus Corp.*	2,065	84,190
Tredegar Corp.	4,095	82,350
Fabrinet*	4,124	78,315
Hornbeck Offshore Services, Inc.*	4,094	77,008
Encore Wire Corp.	1,882	71,290
Celadon Group, Inc.	2,580	70,228
II-VI, Inc.*	3,620	66,825
National Presto Industries, Inc.	1,048	66,433
Kaman Corp.	1,460	61,948
General Cable Corp.	3,260	56,170
DXP Enterprises, Inc.*	1,061	46,779
LSB Industries, Inc.*	1,100	45,463
Astec Industries, Inc.	923	39,578
Powell Industries, Inc.	1,171	39,545
Tetra Tech, Inc.	1,410	33,868
AM Castle & Co.*,1	7,113	25,962
Total Industrial		3,005,134
Consumer, Non-cyclical - 18.3%
Central Garden & Pet Co. — Class A*	18,808	199,741
Universal Corp.	4,140	195,242
Kelly Services, Inc. — Class A	9,906	172,760
Seneca Foods Corp. — Class A*	5,730	170,811
SpartanNash Co.	4,925	155,433
Monster Worldwide, Inc.*	24,154	153,136
Almost Family, Inc.*	3,417	152,774
PharMerica Corp.*	4,974	140,217
Viad Corp.	4,823	134,176
Kindred Healthcare, Inc.	5,589	132,962
Magellan Health, Inc.*	1,770	125,351
ABM Industries, Inc.	3,904	124,381
LHC Group, Inc.*	3,288	108,603
CDI Corp.	7,663	107,665
Insperity, Inc.	1,869	97,730
Brink's Co.	3,450	95,324
Hanger, Inc.*	4,106	93,166
Invacare Corp.	4,596	89,208
TrueBlue, Inc.*	3,490	84,982
Andersons, Inc.	1,961	81,127
Heidrick & Struggles International, Inc.	2,163	53,167
Total Consumer, Non-cyclical		2,667,956
Consumer, Cyclical - 17.8%
Cash America International, Inc.	8,430	196,418
SkyWest, Inc.	12,595	184,013
Pep Boys-Manny Moe & Jack*	15,362	147,782
M/I Homes, Inc.*	6,180	147,331
ScanSource, Inc.*	3,053	124,104
Stage Stores, Inc.	5,290	121,247
EZCORP, Inc. — Class A*	13,099	119,594
Big 5 Sporting Goods Corp.	8,933	118,541
United Stationers, Inc.	2,637	108,091
Titan International, Inc.	10,678	99,946
Fred's, Inc. — Class A	5,817	99,413
Sonic Automotive, Inc. — Class A	3,814	94,969
Superior Industries International, Inc.	4,762	90,145
Perry Ellis International, Inc.*	3,634	84,164
VOXX International Corp. — Class A*	8,512	77,970
Haverty Furniture Companies, Inc.	3,110	77,377
Biglari Holdings, Inc.*	179	74,124
Unifi, Inc.*	1,990	71,819
Arctic Cat, Inc.	1,970	71,550
Barnes & Noble, Inc.*	2,720	64,600
Ruby Tuesday, Inc.*	10,517	63,207
Marcus Corp.	2,925	62,273
Casey's General Stores, Inc.	679	61,178
Callaway Golf Co.	5,750	54,798
Stein Mart, Inc.	4,366	54,356
Children's Place, Inc.	719	46,153
Genesco, Inc.*	581	41,385
Movado Group, Inc.	1,170	33,368
Total Consumer, Cyclical		2,589,916
Energy - 14.4%
Pioneer Energy Services Corp.*	31,582	171,175
Basic Energy Services, Inc.*	23,545	163,168
Green Plains, Inc.	5,654	161,422
Northern Oil and Gas, Inc.*	16,380	126,290
Penn Virginia Corp.*,1	17,546	113,698
C&J Energy Services Ltd.*	9,079	101,049
TETRA Technologies, Inc.*	16,270	100,549
Cloud Peak Energy, Inc.*	16,130	93,877
Gulf Island Fabrication, Inc.	6,262	93,053
Matrix Service Co.*	4,690	82,356
ION Geophysical Corp.*	35,276	76,549
SEACOR Holdings, Inc.*	1,090	75,940
Stone Energy Corp.*	5,064	74,340
Swift Energy Co.*,1	32,733	70,703
Newpark Resources, Inc.*	6,942	63,242
CARBO Ceramics, Inc.[1]	2,020	61,630
Tesco Corp.	5,411	61,523
PDC Energy, Inc.*	1,112	60,092
Exterran Holdings, Inc.	1,657	55,625
Gulfmark Offshore, Inc. — Class A	4,053	52,851

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Energy - 14.4% (continued)
Rex Energy Corp.*,1	14,030	$52,192
Geospace Technologies Corp.*	2,500	41,275
FutureFuel Corp.	3,368	34,589
Comstock Resources, Inc.[1]	8,792	31,387
Bristow Group, Inc.	562	30,601
Arch Coal, Inc.*,1	26,982	26,979
Paragon Offshore plc[1]	17,857	23,214
Total Energy		2,099,369
Financial - 11.7%
Meadowbrook Insurance Group, Inc.	25,039	212,831
Stewart Information Services Corp.	3,509	142,606
Employers Holdings, Inc.	4,904	132,359
United Fire Group, Inc.	4,019	127,684
Infinity Property & Casualty Corp.	1,251	102,645
Selective Insurance Group, Inc.	3,302	95,923
Navigators Group, Inc.*	1,134	88,271
Horace Mann Educators Corp.	2,441	83,482
OFG Bancorp	4,860	79,315
First BanCorp*	11,949	74,084
Calamos Asset Management, Inc. — Class A	5,473	73,612
Forestar Group, Inc.*	4,620	72,857
Astoria Financial Corp.	5,620	72,779
Susquehanna Bancshares, Inc.	4,267	58,501
Provident Financial Services, Inc.	2,760	51,474
Safety Insurance Group, Inc.	839	50,130
Wintrust Financial Corp.	910	43,389
Central Pacific Financial Corp.	1,520	34,914
Capstead Mortgage Corp.	2,926	34,439
ProAssurance Corp.	740	33,973
Old National Bancorp	2,236	31,729
Total Financial		1,696,997
Basic Materials - 6.4%
Kraton Performance Polymers, Inc.*	6,174	124,778
OM Group, Inc.	3,726	111,892
Zep, Inc.	6,546	111,478
Stepan Co.	2,540	105,816
A. Schulman, Inc.	2,090	100,738
Veritiv Corp.*	1,909	84,244
PH Glatfelter Co.	2,960	81,489
Materion Corp.	2,011	77,283
Kaiser Aluminum Corp.	896	68,893
American Vanguard Corp.	3,220	34,196
Koppers Holdings, Inc.	1,547	30,445
Total Basic Materials		931,252
Technology - 5.8%
Insight Enterprises, Inc.*	5,611	160,025
Ciber, Inc.*	33,221	136,871
SYNNEX Corp.	1,455	112,399
Digi International, Inc.*	9,431	94,121
ManTech International Corp. — Class A	2,746	93,199
CACI International, Inc. — Class A*	892	80,209
Engility Holdings, Inc.	2,160	64,886
Sykes Enterprises, Inc.*	2,280	56,658
Cohu, Inc.	3,640	39,822
Total Technology		838,190
Communications - 4.2%
Liquidity Services, Inc.*,1	15,594	154,068
Harte-Hanks, Inc.	13,716	106,985
Scholastic Corp.	2,214	90,641
Blucora, Inc.*	5,710	77,999
Anixter International, Inc.*	1,012	77,044
Spok Holdings, Inc.	2,317	44,417
NETGEAR, Inc.*	1,101	36,201
Black Box Corp.	1,337	27,983
Total Communications		615,338
Utilities - 0.4%
Laclede Group, Inc.	624	31,961
Avista Corp.	933	31,890
Total Utilities		63,851
Total Common Stocks
(Cost $12,124,563)		14,508,003

	Face Amount
REPURCHASE AGREEMENT††,2 - 0.7%
HSBC Group issued 03/31/15 at 0.03% due 04/01/15	$108,335	108,335
Total Repurchase Agreement
(Cost $108,335)		108,335

SECURITIES LENDING COLLATERAL††,3 - 2.0%
Repurchase Agreements
HSBC Securities, Inc. issued 03/31/15 at 0.10% due 04/01/15	191,113	191,113
BNP Paribas Securities Corp. issued 03/31/15 at 0.10% due 04/01/15	65,743	65,743
Barclays Capital, Inc. issued 03/31/15 at 0.10% due 04/01/15	33,934	33,934
Total Securities Lending Collateral
(Cost $290,790)		290,790
Total Investments - 102.3%
(Cost $12,523,688)		$14,907,128
Other Assets & Liabilities, net - (2.3)%		(339,049)
Total Net Assets - 100.0%		$14,568,079

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at March 31, 2015 — See Note 5.
[2]	Repurchase Agreement — See Note 4.
[3]	Securities lending collateral — See Note 5.

plc —Public Limited Company

Select Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
EXCHANGE-TRADED FUNDS† - 99.1%
United States of America - 57.6%
iShares Floating Rate Bond ETF	25,321	$1,282,256
Powershares QQQ Trust Series 1	11,882	1,254,740
Financial Select Sector SPDR Fund	50,040	1,206,464
SPDR Dow Jones Industrial Average ETF Trust	5,404	959,642
Vanguard Growth ETF	7,583	793,258
Vanguard Health Care ETF	5,630	762,978
Energy Select Sector SPDR Fund[1]	9,583	743,449
Vanguard Small-Capital ETF	4,980	610,349
Vanguard Large-Capital ETF	5,750	547,400
Consumer Staples Select Sector SPDR Fund	10,010	487,887
iShares Russell 1000 Growth ETF	4,617	456,714
Vanguard Total Stock Market ETF	4,200	450,450
Industrial Select Sector SPDR Fund[1]	7,972	444,598
iShares North American Tech-Software ETF	4,494	431,873
Vanguard Information Technology ETF	3,970	422,884
SPDR Nuveen Barclays Short Term Municipal Bond ETF[1]	17,165	417,453
SPDR Barclays Short Term High Yield Bond ETF	13,483	393,704
SPDR Barclays Short Term Corporate Bond ETF	12,140	373,305
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	3,556	361,005
Market Vectors Morningstar Wide Moat ETF	8,928	270,786
iShares Russell Mid-Capital ETF	1,405	243,234
Vanguard Mega Capital Growth ETF	2,830	235,852
SPDR S&P MidCap 400 ETF Trust	777	215,415
Materials Select Sector SPDR Fund[1]	4,050	197,559
PowerShares DB US Dollar Index Bullish Fund*,1	5,520	142,968
Total United States of America		13,706,223
Global - 24.7%
iShares MSCI EAFE ETF	23,706	1,521,215
iShares MSCI ACWI ex US ETF	24,983	1,116,740
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	10,633	1,075,528
PowerShares DB Commodity Index Tracking Fund*	18,981	324,006
GreenHaven Continuous Commodity Index Fund*	14,980	317,426
Vanguard Total International Bond ETF	5,020	271,532
iShares MSCI Frontier 100 ETF	8,191	243,600
iShares Global Tech ETF[1]	2,200	213,070
iShares Global Energy ETF[1]	4,626	165,009
iShares Global Healthcare ETF	1,520	163,871
Deutsche X-trackers MSCI EAFE Hedged Equity ETF	5,000	149,800
WisdomTree International SmallCap Dividend Fund	2,320	137,483
EGShares Beyond BRICs ETF	5,788	114,950
Schwab International Equity ETF[1]	2,000	60,460
Total Global		5,874,690
Emerging Markets - 5.9%
iShares Core MSCI Emerging Markets ETF	13,300	642,789
iShares JP Morgan USD Emerging Markets Bond ETF[1]	3,948	442,650
WisdomTree Emerging Markets Equity Income Fund	7,690	326,825
Total Emerging Markets		1,412,264
Japan - 2.5%
WisdomTree Japan Hedged Equity Fund	10,700	589,784
Europe - 2.2%
WisdomTree Europe Hedged Equity Fund	4,490	296,968
Vanguard FTSE Europe ETF	4,290	232,604
Total Europe		529,572
Canada - 1.9%
iShares MSCI Canada ETF	16,900	459,342
Asian Pacific Region ex Japan - 1.3%
iShares MSCI All Country Asia ex Japan ETF	4,640	296,960
Mexico - 1.0%
iShares MSCI Mexico Capped ETF	3,880	224,885
China - 0.8%
Guggenheim China Small Capital ETF[2]	7,340	198,767
United Kingdom - 0.7%
iShares MSCI United Kingdom ETF	9,500	171,095
Italy - 0.5%
iShares MSCI Italy Capped ETF[1]	7,560	111,888
Total Exchange-Traded Funds
(Cost $21,530,874)		23,575,470

SHORT TERM INVESTMENTS† - 0.5%
First American Treasury Obligations Fund	110,785	110,785
Total Short Term Investments
(Cost $110,785)		110,785

Select Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Face Amount	Value
SECURITIES LENDING COLLATERAL††,[3] - 11.8%
Repurchase Agreements
HSBC Securities, Inc. issued 03/31/15 at 0.10% due 04/01/15	$1,847,974	$1,847,974
BNP Paribas Securities Corp. issued 03/31/15 at 0.10% due 04/01/15	635,703	635,703
Barclays Capital, Inc. issued 03/31/15 at 0.10% due 04/01/15	328,127	328,127
Total Securities Lending Collateral
(Cost $2,811,804)		2,811,804
Total Investments - 111.4%
(Cost $24,453,463)		$26,498,059
Other Assets & Liabilities, net - (11.4)%		(2,715,490)
Total Net Assets - 100.0%		$23,782,569

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at March 31, 2015 — See Note 5.
[2]	Investment in a product that is managed by and/or pays a management fee to a party related to the Adviser — See Note 7.
[3]	Securities lending collateral — See Note 5.

Strengthening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
MUTUAL FUNDS† - 41.0%
Guggenheim Strategy Fund I1	69,877	$1,739,948
Guggenheim Strategy Fund II1	68,814	1,714,155
Total Mutual Funds
(Cost $3,453,389)		3,454,103

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 23.7%
Federal Home Loan Bank[2]
0.04% due 04/09/15	$500,000	499,996
Federal Agricultural Mortgage Corporation
0.05% due 04/15/15	500,000	499,991
Fannie Mae[3]
0.09% due 05/01/15	500,000	499,982
Federal Farm Credit Bank[2]
0.05% due 07/01/15	500,000	499,912
Total Federal Agency Discount Notes
(Cost $1,999,886)		1,999,881

REPURCHASE AGREEMENTS††,[4] - 22.9%
RBC Capital Markets issued 03/31/15 at 0.05% due 04/01/15	644,763	644,763
HSBC Group issued 03/31/15 at 0.03% due 04/01/15	644,763	644,763
UMB Financial Corp. issued 03/31/15 at 0.03% due 04/01/15	643,580	643,580
Total Repurchase Agreements
(Cost $1,933,106)		1,933,106
Total Investments - 87.6%
(Cost $7,386,381)		$7,387,090
Other Assets & Liabilities, net - 12.4%		1,045,716
Total Net Assets - 100.0%		$8,432,806

	Contracts	Unrealized Gain (Loss)
CURRENCY FUTURES CONTRACTS PURCHASED†
June 2015 U.S. Dollar Index Futures Contracts (Aggregate Value of Contracts $15,091,920)	153	$(232,802)

Units
OTC CURRENCY INDEX SWAP AGREEMENTS††
Goldman Sachs International May 2015 U.S. Dollar Index Swap, Terminating 05/15/15[5] (Notional Value $1,872,081)	18,997	$73,498

Strengthening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Investment in a product that is managed by and/or pays a management fee to a party related to the Adviser.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[4]	Repurchase Agreements — See Note 4.
[5]	Total Return based on U.S. Dollar Index +/- financing at a variable rate.

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 100.0%
Electronic Components-Semiconductor - 9.9%
Intel Corp.	10,129	$316,733
Texas Instruments, Inc.	3,366	192,485
Micron Technology, Inc.*	5,065	137,413
Avago Technologies Ltd.	1,019	129,393
Broadcom Corp. — Class A	2,887	124,993
Skyworks Solutions, Inc.	1,107	108,807
Altera Corp.	2,306	98,950
ARM Holdings plc ADR	2,002	98,699
Freescale Semiconductor Ltd.*	2,158	87,960
Xilinx, Inc.	1,974	83,500
NVIDIA Corp.	3,990	83,491
Microchip Technology, Inc.	1,592	77,849
ON Semiconductor Corp.*	4,600	55,706
Cavium, Inc.*	700	49,574
Cree, Inc.*	1,380	48,976
Ambarella, Inc.*,1	530	40,126
Total Electronic Components-Semiconductor		1,734,655
Applications Software - 7.9%
Microsoft Corp.	11,500	467,532
salesforce.com, Inc.*	2,474	165,287
Intuit, Inc.	1,325	128,472
Check Point Software Technologies Ltd.*	1,354	110,987
Red Hat, Inc.*	1,309	99,157
ServiceNow, Inc.*	1,100	86,658
Citrix Systems, Inc.*	1,274	81,370
NetSuite, Inc.*	720	66,787
Tableau Software, Inc. — Class A*	690	63,839
Nuance Communications, Inc.*	3,890	55,822
PTC, Inc.*	1,450	52,447
Total Applications Software		1,378,358
Computer Services –6.0%
International Business Machines Corp.	1,997	320,519
Cognizant Technology Solutions Corp. — Class A*	2,496	155,725
Accenture plc — Class A	1,547	144,938
Infosys Ltd. ADR	3,070	107,696
Computer Sciences Corp.	1,160	75,725
Amdocs Ltd.	1,380	75,072
Teradata Corp.*	1,482	65,415
MAXIMUS, Inc.	800	53,408
DST Systems, Inc.	470	52,034
Total Computer Services		1,050,532
Computers - 5.6%
Apple, Inc.	5,583	694,692
Hewlett-Packard Co.	6,018	187,521
BlackBerry Ltd.*	11,320	101,088
Total Computers		983,301
Web Portals/ISP - 5.4%
Google, Inc. — Class C*	441	241,668
Google, Inc. — Class A*	431	239,076
Yahoo!, Inc.*	3,697	164,276
Baidu, Inc. ADR*	756	157,550
SINA Corp.*	3,189	102,558
AOL, Inc.*	1,140	45,155
Total Web Portals/ISP		950,283
Enterprise Software/Services - 4.9%
Oracle Corp.	8,129	350,766
SAP SE ADR	1,527	110,204
Workday, Inc. — Class A*	1,190	100,448
CA, Inc.	3,013	98,254
Ultimate Software Group, Inc.*	330	56,085
Informatica Corp.*	1,262	55,345
Qlik Technologies, Inc.*	1,370	42,648
Advent Software, Inc.	870	38,376
Total Enterprise Software/Services		852,126
Commercial Services - Finance - 4.7%
MasterCard, Inc. — Class A	2,876	248,458
Automatic Data Processing, Inc.	1,853	158,691
FleetCor Technologies, Inc.*	580	87,534
Western Union Co.	4,130	85,945
Vantiv, Inc. — Class A*	1,780	67,106
Total System Services, Inc.	1,750	66,763
Global Payments, Inc.	680	62,342
WEX, Inc.*	490	52,606
Total Commercial Services - Finance		829,445
Semiconductor Components-Integrated Circuit - 4.6%
NXP Semiconductor N.V.*	1,280	128,461
Taiwan Semiconductor Manufacturing Company Ltd. ADR	5,223	122,636
Analog Devices, Inc.	1,827	115,101
Marvell Technology Group Ltd.	7,371	108,354
Linear Technology Corp.	1,785	83,538
Maxim Integrated Products, Inc.	2,215	77,104
Cypress Semiconductor Corp.	3,650	51,502
Atmel Corp.	5,597	46,063
Integrated Device Technology, Inc.*	2,152	43,083
Cirrus Logic, Inc.*	1,070	35,588
Total Semiconductor Components-Integrated Circuit		811,430
Internet Content-Entertainment - 3.4%
Facebook, Inc. — Class A*	4,814	395,783
Twitter, Inc.*	3,090	154,747
Pandora Media, Inc.*	3,106	50,348
Total Internet Content-Entertainment		600,878
Computers-Memory Devices - 3.2%
EMC Corp.	7,078	180,914
Western Digital Corp.	1,221	111,123
Seagate Technology plc	1,940	100,938
NetApp, Inc.	2,309	81,877
SanDisk Corp.	1,284	81,688
Total Computers-Memory Devices		556,540
E-Commerce/Products - 2.7%
eBay, Inc.*	3,600	207,648
Alibaba Group Holding Ltd. ADR*	1,950	162,318

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 100.0% (continued)
E-Commerce/Products - 2.7% (continued)
MercadoLibre, Inc.	836	$102,427
Total E-Commerce/Products		472,393
Networking Products - 2.6%
Cisco Systems, Inc.	10,930	300,848
Palo Alto Networks, Inc.*	600	87,648
Fortinet, Inc.*	1,760	61,512
Total Networking Products		450,008
Semiconductor Equipment - 2.5%
Applied Materials, Inc.	5,752	129,765
ASML Holding N.V. — Class G	991	100,121
Lam Research Corp.	1,125	79,014
KLA-Tencor Corp.	1,290	75,194
Teradyne, Inc.	2,715	51,178
Total Semiconductor Equipment		435,272
Data Processing/Management - 2.4%
Fidelity National Information Services, Inc.	1,641	111,687
Fiserv, Inc.*	1,380	109,572
Paychex, Inc.	2,121	105,233
Broadridge Financial Solutions, Inc.	1,200	66,012
CommVault Systems, Inc.*	790	34,523
Total Data Processing/Management		427,027
Electronic Components-Miscellaneous - 2.3%
Corning, Inc.	5,878	133,313
TE Connectivity Ltd.	1,650	118,173
Flextronics International Ltd.*	5,649	71,601
Jabil Circuit, Inc.	2,342	54,756
Knowles Corp.*,1	1,610	31,025
Total Electronic Components-Miscellaneous		408,868
E-Commerce/Services - 2.3%
SouFun Holdings Ltd. ADR	19,860	119,160
Bitauto Holdings Ltd. ADR*	2,220	112,954
IAC/InterActiveCorp	900	60,723
Zillow Group, Inc. — Class A*	590	59,177
GrubHub, Inc.*	1,080	49,021
Total E-Commerce/Services		401,035
Entertainment Software - 2.1%
NetEase, Inc. ADR	1,071	112,777
Electronic Arts, Inc.*	1,881	110,631
Activision Blizzard, Inc.	4,464	101,444
Take-Two Interactive Software, Inc.*	1,440	36,655
Total Entertainment Software		361,507
Internet Security - 2.0%
Qihoo 360 Technology Company Ltd. ADR*	2,390	122,367
Symantec Corp.	4,365	101,988
VeriSign, Inc.*	1,080	72,328
FireEye, Inc.*	1,530	60,053
Total Internet Security		356,736
Internet Content-Information/Network - 1.7%
LinkedIn Corp. — Class A*	554	138,422
YY, Inc. ADR*,1	2,060	112,383
Yelp, Inc. — Class A*	1,010	47,824
Total Internet Content-Information/Network		298,629
Semiconductor Component - Integrated Circuit - 1.6%
QUALCOMM, Inc.	3,952	274,032
Telecommunication Equipment - 1.5%
Juniper Networks, Inc.	3,415	77,110
Harris Corp.	950	74,822
CommScope Holding Company, Inc.*	1,990	56,795
ARRIS Group, Inc.*	1,719	49,671
Total Telecommunication Equipment		258,398
Wireless Equipment - 1.4%
Nokia Oyj ADR	13,710	103,922
Motorola Solutions, Inc.	1,441	96,071
Aruba Networks, Inc.*	1,683	41,217
Total Wireless Equipment		241,210
Computers-Integrated Systems - 1.3%
Jack Henry & Associates, Inc.	870	60,804
NCR Corp.*	1,920	56,659
Brocade Communications Systems, Inc.	4,674	55,457
VeriFone Systems, Inc.*	1,410	49,195
Total Computers-Integrated Systems		222,115
Computer Aided Design - 1.2%
Autodesk, Inc.*	1,527	89,543
ANSYS, Inc.*	810	71,434
Aspen Technology, Inc.*	1,240	47,728
Total Computer Aided Design		208,705
Electronic Measuring Instruments - 1.0%
Trimble Navigation Ltd.*	2,556	64,411
Keysight Technologies, Inc.*	1,670	62,041
FLIR Systems, Inc.	1,640	51,299
Total Electronic Measuring Instruments		177,751
Power Converter/Supply Equipment - 0.9%
Canadian Solar, Inc.*	3,340	111,523
SunPower Corp. — Class A*	1,610	50,409
Total Power Converter/Supply Equipment		161,932
Computer Software - 0.9%
Akamai Technologies, Inc.*	1,256	89,232
Rackspace Hosting, Inc.*	1,284	66,242
Total Computer Software		155,474
Software Tools - 0.9%
VMware, Inc. — Class A*	1,828	149,914
Electronic Forms - 0.8%
Adobe Systems, Inc.*	2,016	149,063
Energy-Alternate Sources - 0.7%
SunEdison, Inc.*	2,668	64,032
First Solar, Inc.*	1,035	61,883
Total Energy-Alternate Sources		125,915
Electronic Design Automatic - 0.7%
Synopsys, Inc.*	1,450	67,164
Cadence Design Systems, Inc.*	3,150	58,086
Total Electronic Design Automatic		125,250
Electronic Parts Distribution - 0.7%
Avnet, Inc.	1,390	61,855

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 100.0% (continued)
Electronic Parts Distribution - 0.7% (continued)
Arrow Electronics, Inc.*	1,000	$61,150
Total Electronic Parts Distribution		123,005
Consulting Services - 0.7%
Gartner, Inc.*	830	69,596
Booz Allen Hamilton Holding Corp.	1,800	52,092
Total Consulting Services		121,688
Computer Graphics - 0.7%
CyberArk Software Ltd.*	2,090	116,141
Advertising Agencies - 0.6%
Alliance Data Systems Corp.*	373	110,501
Electric Products - Miscellaneous - 0.6%
Mobileye N.V.*	2,611	109,740
Electronic Connectors - 0.6%
Amphenol Corp. — Class A	1,811	106,722
Office Automation & Equipment - 0.6%
Xerox Corp.	7,576	97,352
Web Hosting/Design - 0.5%
Equinix, Inc.	389	90,579
Telecommunication Services - 0.5%
Qorvo, Inc.*	1,090	86,873
Computers-Peripheral Equipment - 0.5%
Synaptics, Inc.*	530	43,091
Lexmark International, Inc. — Class A	990	41,917
Total Computers-Peripheral Equipment		85,008
Computers-Other - 0.5%
3D Systems Corp.*,1	1,640	44,969
Stratasys Ltd.*	750	39,585
Total Computers-Other		84,554
Finance-Credit Card - 0.4%
Visa, Inc. — Class A	1,204	78,754
Telecommunication Equipment Fiber Optics - 0.4%
JDS Uniphase Corp.*	3,329	43,676
Ciena Corp.*	1,776	34,295
Total Telecommunication Equipment Fiber Optics		77,971
Internet Infrastructure Software - 0.4%
F5 Networks, Inc.*	640	73,562
Commercial Services - 0.4%
CDK Global, Inc.	1,457	68,129
Internet Application Software - 0.4%
Splunk, Inc.*	1,130	66,896
Multimedia - 0.4%
FactSet Research Systems, Inc.	410	65,272
Machinery-General Industry - 0.3%
Zebra Technologies Corp. — Class A*	600	54,429
Electronic Components - Semiconductor - 0.3%
IPG Photonics Corp.*	580	53,766
Distribution/Wholesale - 0.3%
Ingram Micro, Inc. — Class A*	2,030	50,994
Communications Software - 0.3%
SolarWinds, Inc.*	990	50,728
Transactional Software - 0.3%
Solera Holdings, Inc.	910	47,011
Instruments-Scientific - 0.3%
FEI Co.	580	44,277
Internet Incubators - 0.2%
HomeAway, Inc.*	1,380	41,635
Total Common Stocks
(Cost $10,456,886)		17,514,369

	Face Amount
REPURCHASE AGREEMENT††,2 - 0.3%
HSBC Group issued 03/31/15 at 0.03% due 04/01/15	$52,760	52,760
Total Repurchase Agreement
(Cost $52,760)		52,760

SECURITIES LENDING COLLATERAL††,3 - 0.9%
Repurchase Agreements
HSBC Securities, Inc. issued 03/31/15 at 0.10% due 04/01/15	105,597	105,597
BNP Paribas Securities Corp. issued 03/31/15 at 0.10% due 04/01/15	36,325	36,325
Barclays Capital, Inc. issued 03/31/15 at 0.10% due 04/01/15	18,750	18,750
Total Securities Lending Collateral
(Cost $160,672)		160,672
Total Investments - 101.2%
(Cost $10,670,318)		$17,727,801
Other Assets & Liabilities, net - (1.2)%		(215,593)
Total Net Assets - 100.0%		$17,512,208

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at March 31, 2015 — See Note 5.
[2]	Repurchase Agreement — See Note 4.
[3]	Securities lending collateral — See Note 5.

ADR — American Depositary Receipt
plc — Public Limited Company

Telecommunications Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 99.4%
Telephone-Integrated - 25.5%
Verizon Communications, Inc.	4,142	$201,426
AT&T, Inc.	5,649	184,440
CenturyLink, Inc.	1,834	63,365
Frontier Communications Corp.	5,257	37,062
Windstream Holdings, Inc.	4,025	29,785
Telefonica Brasil S.A. ADR	1,790	27,369
Telefonica S.A. ADR	1,861	26,705
Telephone & Data Systems, Inc.	919	22,883
Total Telephone-Integrated		593,035
Networking Products - 14.9%
Cisco Systems, Inc.	6,046	166,417
Palo Alto Networks, Inc.*	339	49,521
Arista Networks, Inc.*	428	30,187
Telefonaktiebolaget LM Ericsson ADR	2,199	27,597
Infinera Corp.*	1,161	22,837
Polycom, Inc.*	1,421	19,041
Ruckus Wireless, Inc.*	1,185	15,251
NETGEAR, Inc.*	463	15,223
Total Networking Products		346,074
Cellular Telecommunications - 13.8%
T-Mobile US, Inc.*	2,245	71,143
Sprint Corp.*	12,521	59,350
Vodafone Group plc ADR	1,210	39,543
America Movil SAB de CV — Class L ADR	1,906	38,997
China Mobile Ltd. ADR[1]	535	34,791
SK Telecom Company Ltd. ADR	1,061	28,870
Rogers Communications, Inc. — Class B	765	25,612
Tim Participacoes S.A. ADR	1,450	24,041
Total Cellular Telecommunications		322,347
Wireless Equipment - 11.0%
SBA Communications Corp. — Class A*	473	55,388
Motorola Solutions, Inc.	815	54,336
Nokia Oyj ADR	3,940	29,865
Sierra Wireless, Inc.*	832	27,531
ViaSat, Inc.*	392	23,367
Aruba Networks, Inc.*	951	23,290
Ubiquiti Networks, Inc.	747	22,074
InterDigital, Inc.	380	19,281
Total Wireless Equipment		255,132
Telecommunication Equipment - 7.7%
Harris Corp.	539	42,452
Juniper Networks, Inc.	1,869	42,202
CommScope Holding Company, Inc.*	1,122	32,022
ARRIS Group, Inc.*	973	28,115
Plantronics, Inc.	395	20,915
ADTRAN, Inc.	735	13,722
Total Telecommunication Equipment		179,428
Semiconductor Components - Integrated Circuit - 6.5%
QUALCOMM, Inc.	2,178	151,023
Telecommunication Services - 5.7%
Level 3 Communications, Inc.*	1,138	61,269
BCE, Inc.	727	30,796
VimpelCom Ltd. ADR	5,003	26,216
Consolidated Communications Holdings, Inc.	694	14,158
Total Telecommunication Services		132,439
REITs-Diversified - 3.1%
Crown Castle International Corp.	889	73,378
Telecommunication Equipment Fiber Optics - 2.7%
JDS Uniphase Corp.*	1,832	24,036
Finisar Corp.*	952	20,316
Ciena Corp.*	1,001	19,329
Total Telecommunication Equipment Fiber Optics		63,681
Computers-Integrated Systems - 2.7%
Riverbed Technology, Inc.*	1,514	31,657
Brocade Communications Systems, Inc.	2,639	31,312
Total Computers-Integrated Systems		62,969
Satellite Telecommunications - 1.9%
EchoStar Corp. — Class A*	602	31,136
Iridium Communications, Inc.*	1,420	13,788
Total Satellite Telecommunications		44,924
Internet Infrastructure Software - 1.8%
F5 Networks, Inc.*	360	41,378
Computers - 1.3%
BlackBerry Ltd.*	3,535	31,568
Internet Connectivity Services - 0.8%
Cogent Communications Holdings, Inc.	517	18,266
Total Common Stocks
(Cost $1,417,334)		2,315,642
RIGHTS† - 0.1%
Leap Wireless International, Inc.
Expires 09/17/15†††	964	2,429
Telefonica SA
Expires 04/12/15	1,861	300
Total Rights
(Cost $2,495)		2,729

	Face Amount
REPURCHASE AGREEMENT††,2 - 0.5%
HSBC Group issued 03/31/15 at 0.03% due 04/01/15	$11,907	11,907
Total Repurchase Agreement
(Cost $11,907)		11,907
Total Investments - 100.0%
(Cost $1,431,736)		$2,330,278
Other Assets & Liabilities, net - 0.0%		(977)
Total Net Assets - 100.0%		$2,329,301

Telecommunications Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Variable rate security. Rate indicated is rate effective at March 31, 2015.
[2]	Repurchase Agreement — See Note 4.

ADR —American Depositary Receipt
plc — Public Limited Company

Transportation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 99.5%
Airlines - 19.0%
American Airlines Group, Inc.	9,933	$524,263
Delta Air Lines, Inc.	11,302	508,137
Southwest Airlines Co.	10,267	454,827
United Continental Holdings, Inc.*	6,387	429,526
Alaska Air Group, Inc.	3,725	246,521
JetBlue Airways Corp.*	10,806	208,016
Copa Holdings S.A. — Class A	2,006	202,546
Spirit Airlines, Inc.*	2,560	198,042
Ryanair Holdings plc ADR	2,690	179,611
Allegiant Travel Co. — Class A	800	153,832
Hawaiian Holdings, Inc.*	4,480	98,672
Virgin America, Inc.*	3,070	93,328
Total Airlines		3,297,321
Auto/Truck Parts & Equipment - 17.1%
Johnson Controls, Inc.	9,706	489,570
Delphi Automotive plc	4,380	349,260
BorgWarner, Inc.	5,160	312,077
TRW Automotive Holdings Corp.*	2,820	295,677
Lear Corp.	2,263	250,786
Autoliv, Inc.	1,840	216,697
Magna International, Inc.	4,000	214,640
Visteon Corp.*	1,822	175,641
Tenneco, Inc.*	2,790	160,202
Dana Holding Corp.	7,510	158,912
American Axle & Manufacturing Holdings, Inc.*	4,650	120,110
Dorman Products, Inc.*	2,360	117,410
Gentherm, Inc.*	2,320	117,183
Total Auto/Truck Parts & Equipment		2,978,165
Transport-Rail - 15.2%
Union Pacific Corp.	7,328	793,695
CSX Corp.	14,290	473,285
Norfolk Southern Corp.	4,450	457,994
Kansas City Southern	2,612	266,633
Canadian Pacific Railway Ltd.	1,444	263,819
Canadian National Railway Co.	3,164	211,577
Genesee & Wyoming, Inc. — Class A*	1,917	184,875
Total Transport-Rail		2,651,878
Transport-Services - 14.5%
United Parcel Service, Inc. — Class B	8,007	776,199
FedEx Corp.	3,362	556,243
CH Robinson Worldwide, Inc.	3,702	271,060
Expeditors International of Washington, Inc.	5,278	254,294
Ryder System, Inc.	1,995	189,306
XPO Logistics, Inc.*	3,540	160,964
Matson, Inc.	2,790	117,626
Hub Group, Inc. — Class A*	2,580	101,368
UTI Worldwide, Inc.*	7,640	93,972
Total Transport-Services		2,521,032
Auto-Cars/Light Trucks - 14.3%
Ford Motor Co.	41,349	667,373
General Motors Co.	17,280	648,000
Tesla Motors, Inc.*,1	2,116	399,437
Toyota Motor Corp. ADR	1,490	208,436
Tata Motors Ltd. ADR	4,610	207,727
Fiat Chrysler Automobiles N.V.*	11,630	189,685
Honda Motor Company Ltd. ADR	5,210	170,680
Total Auto-Cars/Light Trucks		2,491,338
Transport-Truck - 8.4%
J.B. Hunt Transport Services, Inc.	3,037	259,344
Old Dominion Freight Line, Inc.*	2,787	215,435
Swift Transportation Co. — Class A*	5,990	155,860
Landstar System, Inc.	2,166	143,606
Con-way, Inc.	3,019	133,228
Knight Transportation, Inc.	4,120	132,870
Werner Enterprises, Inc.	3,977	124,918
Heartland Express, Inc.	5,100	121,176
Saia, Inc.*	1,990	88,157
ArcBest Corp.	2,150	81,464
Total Transport-Truck		1,456,058
Rental Auto/Equipment - 2.8%
Hertz Global Holdings, Inc.*	12,272	266,056
Avis Budget Group, Inc.*	3,637	214,638
Total Rental Auto/Equipment		480,694
Rubber-Tires - 2.2%
Goodyear Tire & Rubber Co.	8,785	237,898
Cooper Tire & Rubber Co.	3,270	140,087
Total Rubber-Tires		377,985
Motorcycle/Motor Scooter - 1.8%
Harley-Davidson, Inc.	5,070	307,952
Commercial Services - 1.2%
Macquarie Infrastructure Company LLC	2,620	215,600
Electronic Components-Miscellaneous - 1.1%
Gentex Corp.	10,784	197,347
Transport-Marine - 1.0%
Kirby Corp.*	2,301	172,690
Building-Mobile Home/Manufactured House - 0.9%
Thor Industries, Inc.	2,491	157,456
Total Common Stocks
(Cost $8,922,562)		17,305,516

	Face Amount
REPURCHASE AGREEMENT††,2 - 0.6%
HSBC Group issued 03/31/15 at 0.03% due 04/01/15	$102,870	102,870
Total Repurchase Agreement
(Cost $102,870)		102,870

Transportation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Face Amount	Value
SECURITIES LENDING COLLATERAL††,3 - 2.5%
Repurchase Agreements
HSBC Securities, Inc. issued 03/31/15 at 0.10% due 04/01/15	$289,740	$289,740
BNP Paribas Securities Corp. issued 03/31/15 at 0.10% due 04/01/15	99,671	99,671
Barclays Capital, Inc. issued 03/31/15 at 0.10% due 04/01/15	51,446	51,446
Total Securities Lending Collateral
(Cost $440,857)		440,857
Total Investments - 102.6%
(Cost $9,466,289)		$17,849,243
Other Assets & Liabilities, net - (2.6)%		(449,700)
Total Net Assets - 100.0%		$17,399,543

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at March 31, 2015 — See Note 5.
[2]	Repurchase Agreement — See Note 4.
[3]	Securities lending collateral — See Note 5.

ADR — American Depositary Receipt
plc — Public Limited Company

U.S. Government Money Market Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 35.6%
Freddie Mac[1]
0.09% due 08/17/15	$5,000,000	$4,998,275
0.13% due 08/04/15	5,000,000	4,997,830
0.17% due 09/15/15	5,000,000	4,996,057
Total Freddie Mac		9,996,105
Farmer Mac[2]
0.12% due 09/01/15	5,000,000	4,997,450
Fannie Mae[1]
0.13% due 09/02/15	5,000,000	4,997,219
Federal Home Loan Bank[2]
0.15% due 09/08/15	5,000,000	4,996,667
Total Federal Agency Discount Notes
(Cost $29,983,498)		29,983,498

REPURCHASE AGREEMENTS††,4 - 52.3%
RBC Capital Markets issued 03/31/15 at 0.05% due 04/01/15	14,673,544	14,673,544
HSBC Group issued 03/31/15 at 0.03% due 04/01/15	14,673,544	14,673,544
UMB Financial Corp. issued 03/31/15 at 0.03% due 04/01/15	14,646,619	14,646,619
Total Repurchase Agreements
(Cost $43,993,707)		43,993,707
Total Investments - 87.9%
(Cost $73,977,205)		$73,977,205
Other Assets & Liabilities, net - 12.1%		10,199,183
Total Net Assets - 100.0%		$84,176,388

††	Value determined based on Level 2 inputs — See Note 3.
[1]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Repurchase Agreements — See Note 4.

Utilities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 99.8%
Electric-Integrated - 66.2%
Duke Energy Corp.	8,213	$630,594
NextEra Energy, Inc.	5,552	577,686
Dominion Resources, Inc.	7,792	552,219
Southern Co.	12,129	537,072
Exelon Corp.	13,814	464,289
American Electric Power Company, Inc.	7,928	445,950
PG&E Corp.	7,940	421,376
PPL Corp.	12,199	410,618
Public Service Enterprise Group, Inc.	9,401	394,090
Edison International	6,031	376,757
Xcel Energy, Inc.	10,329	359,552
Consolidated Edison, Inc.	5,857	357,277
Eversource Energy	6,791	343,081
FirstEnergy Corp.	9,302	326,128
DTE Energy Co.	4,040	325,988
Entergy Corp.	4,124	319,569
Wisconsin Energy Corp.	5,749	284,576
Ameren Corp.	6,459	272,570
CMS Energy Corp.	7,586	264,827
SCANA Corp.	4,367	240,141
Pinnacle West Capital Corp.	3,547	226,121
Alliant Energy Corp.	3,585	225,855
Pepco Holdings, Inc.	8,273	221,965
OGE Energy Corp.	6,785	214,474
Integrys Energy Group, Inc.	2,817	202,880
Westar Energy, Inc.	5,032	195,040
TECO Energy, Inc.	9,426	182,864
MDU Resources Group, Inc.	8,176	174,476
Great Plains Energy, Inc.	6,449	172,059
Cleco Corp.	2,849	155,327
Korea Electric Power Corp. ADR	7,530	154,365
Hawaiian Electric Industries, Inc.	4,749	152,538
IDACORP, Inc.	2,423	152,334
UIL Holdings Corp.	2,893	148,758
Portland General Electric Co.	3,979	147,581
NorthWestern Corp.	2,562	137,810
ALLETE, Inc.	2,494	131,583
PNM Resources, Inc.	4,506	131,575
Black Hills Corp.	2,559	129,076
Avista Corp.	3,699	126,432
El Paso Electric Co.	2,820	108,965
Total Electric-Integrated		11,396,438
Gas-Distribution - 19.0%
Sempra Energy	4,037	440,115
NiSource, Inc.	7,381	325,945
CenterPoint Energy, Inc.	12,284	250,716
AGL Resources, Inc.	4,229	209,970
Atmos Energy Corp.	3,678	203,393
UGI Corp.	6,211	202,416
National Fuel Gas Co.	3,197	192,875
Questar Corp.	7,410	176,803
Vectren Corp.	3,708	163,671
National Grid plc ADR	2,430	157,002
Piedmont Natural Gas Company, Inc.	3,971	146,570
WGL Holdings, Inc.	2,589	146,020
New Jersey Resources Corp.	4,566	141,820
Southwest Gas Corp.	2,436	141,702
ONE Gas, Inc.	2,980	128,825
Laclede Group, Inc.	2,506	128,357
South Jersey Industries, Inc.	2,145	116,431
Total Gas-Distribution		3,272,631
Independent Power Producer – 6.0%
Calpine Corp.*	11,481	262,570
NRG Energy, Inc.	10,136	255,326
Dynegy, Inc.*	5,755	180,880
NRG Yield, Inc. — Class A	3,371	171,011
Abengoa Yield plc	4,580	154,712
Total Independent Power Producer		1,024,499
Water - 4.1%
American Water Works Company, Inc.	4,961	268,937
Aqua America, Inc.	6,987	184,107
Cia de Saneamento Basico do Estado de Sao Paulo ADR	27,744	150,372
American States Water Co.	2,620	104,512
Total Water		707,928
Energy-Alternate Sources - 1.8%
TerraForm Power, Inc. — Class A	5,110	186,566
Pattern Energy Group, Inc.	4,311	122,088
Total Energy-Alternate Sources		308,654
Electric-Generation - 1.5%
AES Corp.	20,630	265,096
Electric-Transmission - 1.2%
ITC Holdings Corp.	5,561	208,148
Pipelines - 0.0%
Kinder Morgan, Inc.	1	42
Total Common Stocks
(Cost $11,257,181)		17,183,436

	Face Amount
REPURCHASE AGREEMENT††,1 - 0.1%
HSBC Group issued 03/31/15 at 0.03% due 04/01/15	$23,539	23,539
Total Repurchase Agreement
(Cost $23,539)		23,539
Total Investments - 99.9%
(Cost $11,280,720)		$17,206,975
Other Assets & Liabilities, net - 0.1%		25,171
Total Net Assets - 100.0%		$17,232,146

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreement — See Note 4.

ADR — American Depositary Receipt
plc — Public Limited Company

Weakening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
MUTUAL FUNDS† - 38.4%
Guggenheim Strategy Fund I1	8,124	$202,277
Guggenheim Strategy Fund II1	8,094	201,627
Total Mutual Funds
(Cost $404,452)		403,904

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 19.0%
Federal Home Loan Bank[2]
0.04% due 04/09/15	$100,000	99,999
Farmer Mac[2]
0.09% due 04/06/15	50,000	50,000
Fannie Mae[3]
0.09% due 05/01/15	50,000	49,998
Total Federal Agency Discount Notes
(Cost $199,995)		199,997

REPURCHASE AGREEMENTS††,[4] - 36.3%
RBC Capital Markets issued 03/31/15 at 0.05% due 04/01/15	127,547	127,547
HSBC Group issued 03/31/15 at 0.03% due 04/01/15	127,547	127,547
UMB Financial Corp. issued 03/31/15 at 0.03% due 04/01/15	127,313	127,313
Total Repurchase Agreements
(Cost $382,407)		382,407
Total Investments - 93.7%
(Cost $986,854)		$986,308
Other Assets & Liabilities, net - 6.3%		66,607
Total Net Assets - 100.0%		$1,052,915

	Contracts	Unrealized Gain
CURRENCY FUTURES CONTRACTS SOLD SHORT†
June 2015 U.S. Dollar Index Futures Contracts (Aggregate Value of Contracts $1,972,800)	20	$18,000

Units
OTC CURRENCY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International May 2015 U.S. Dollar Index Swap, Terminating 05/15/15[5] (Notional Value $156,169)	1,585	$2,001

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Investment in a product that is managed by and/or pays a management fee to a party related to the Adviser.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[4]	Repurchase Agreements — See Note 4.
[5]	Total Return based on U.S. Dollar Index +/- financing at a variable rate.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.

Consolidation of Subsidiary

The consolidated schedules of investments include the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). Significant intercompany accounts and transactions have been eliminated in consolidation for the Funds. The Funds may invest up to 25% of its total assets in the Subsidiary which acts as an investment vehicle in order to effect certain investments consistent with the Funds’ investment objectives and policies.

1. The Funds operate as investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Open-end investment companies ("Mutual Funds") are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds ("ETFs") and closed-end investment companies ("CEFs") are valued at the last quoted sales price.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Repurchase agreements are valued at amortized cost, which approximates market value.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of OTC swap agreements and credit default swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE. The swap's value is then adjusted to include dividends accrued, and financing charges and/or interest associated with the swap agreements.

The value of currency index swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the broker quote.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board using methods established or ratified by the Board of Trustees.  These methods include, but are not limited to: (i) obtaining general information as to how these securities and assets trade; and (ii) obtaining other information and considerations, including current values in related markets.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Under the Funds’ organizational documents, their Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. As part of their investment strategy, the Funds utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk.

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, that Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, that Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Schedule of Investments.

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

A credit default swap enables a Fund to buy or sell protection against a defined credit event of an issuer or a basket of securities. Generally, the seller of credit protection against an issuer or basket of securities receives a periodic payment from the buyer to compensate against potential default events. If a default event occurs, the seller must pay the buyer the full notional value of the reference obligation in exchange for the reference obligation. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the Fund selling the credit protection. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which the Fund is selling credit protection, the default of a third party issuer.

Certain Funds use derivative instruments to achieve leveraged exposure to their respective underlying indices. Since these Funds’ investment strategies involve consistently applied leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. In addition, as investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, this creates an opportunity for increased net income but, at the same time, additional leverage risk. The Funds’ use of leverage, through borrowings or instruments such as derivatives, may cause the Funds to be more volatile and riskier than if they had not been leveraged.

In conjunction with the use of short sales and derivative instruments, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or the repurchase agreements allocated to each Fund.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

3. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The following table summarizes the inputs used to value the Funds’ investments at March 31, 2015:

	Level 1 Investments	Level 1 Other Financial	Level 2 Investments	Level 2 Other Financial	Level 3 Investments
	In Securities	Instruments*	In Securities	Instruments*	In Securities	Total
Assets
Amerigo Fund	$118,354,269	$–	$22,712,023	$–	$–	$141,066,292
Banking Fund	5,052,680	–	31,848	–	–	5,084,528
Basic Materials Fund	9,101,207	–	207,658	–	–	9,308,865
Biotechnology Fund	51,460,139	–	3,725,474	–	1,448	55,187,061
Clermont Fund	72,174,956	–	9,585,354	–	–	81,760,310
Commodities Strategy Fund	1,027,886	–	2,131,885	–	–	3,159,771
Consumer Products Fund	26,707,537	–	612,315	–	1,660	27,321,512
Dow 2x Strategy Fund	10,013,642	–	1,223,827	85,096	–	11,322,565
Electronics Fund	10,811,755	–	314,676	–	–	11,126,431
Energy Fund	25,418,716	–	1,330,105	–	–	26,748,821
Energy Services Fund	16,097,890	–	1,306,992	–	–	17,404,882
Europe 1.25x Strategy Fund	3,528,943	7,757	1,500,695	–	–	5,037,395
Financial Services Fund	14,395,954	–	15,917	–	–	14,411,871
Global Managed Futures Strategy Fund	8,670,854	370,413	2,591,802	199,829	–	11,832,898
Government Long Bond 1.2x Strategy Fund	3,826,720	262,913	17,408,460	–	–	21,498,093
Health Care Fund	55,718,767	–	2,263,023	–	–	57,981,790
High Yield Strategy Fund	5,015,416	76,320	9,950,901	48,974	–	15,091,611
Internet Fund	6,333,165	–	81,172	–	–	6,414,337
Inverse Dow 2x Strategy Fund	406,858	8,882	1,985,755	–	–	2,401,495
Inverse Government Long Bond Strategy Fund	2,019,674	–	8,096,770	–	–	10,116,444
Inverse Mid-Cap Strategy Fund	101,521	–	398,204	–	–	499,725
Inverse NASDAQ-100® Strategy Fund	707,279	1,708	934,123	–	–	1,643,110
Inverse Russell 2000® Strategy Fund	661,885	1,152	551,445	–	–	1,214,482
Inverse S&P 500® Strategy Fund	1,514,742	–	3,231,927	–	–	4,746,669
Japan 2x Strategy Fund	1,106,946	370,152	3,484,555	–	–	4,961,653
Leisure Fund	9,700,786	–	94,821	–	–	9,795,607
Long Short Equity Fund	31,339,952	–	3,464,612	–	–	34,804,564
Mid-Cap 1.5x Strategy Fund	7,136,389	104	1,573,640	114,958	–	8,825,091
Multi-Hedge Strategies Fund	34,822,177	328,193	6,131,301	273,746	–	41,555,417
NASDAQ-100® 2x Strategy Fund	45,858,491	28,314	3,000,339	50,757	–	48,937,901
NASDAQ-100® Fund	73,026,067	18,387	4,250,931	13,986	–	77,309,371
Nova Fund	28,288,801	–	2,314,892	41,108	–	30,644,801
Precious Metals Fund	18,186,099	–	724,036	–	–	18,910,135
Real Estate Fund	31,339,579	–	90,865	–	–	31,430,444
Retailing Fund	15,852,426	–	440,766	–	–	16,293,192
Russell 2000® 1.5x Strategy Fund	4,936,465	2,370	5,777,607	237,228	1,038	10,954,708
Russell 2000® 2x Strategy Fund	2,465,088	4,369	1,827,588	126,221	271	4,423,537
S&P 500® 2x Strategy Fund	24,262,957	39,823	3,956,619	109,149	–	28,368,548
S&P 500® Pure Growth Fund	75,678,620	–	480,234	–	–	76,158,854
S&P 500® Pure Value Fund	42,380,291	–	1,276,972	–	–	43,657,263
S&P MidCap 400® Pure Growth Fund	53,041,649	–	419,183	–	–	53,460,832
S&P MidCap 400® Pure Value Fund	16,215,376	–	466,296	–	–	16,681,672
S&P SmallCap 600® Pure Growth Fund	41,869,141	–	1,482,473	–	–	43,351,614
S&P SmallCap 600® Pure Value Fund	14,508,003	–	399,125	–	–	14,907,128
Select Allocation Fund	23,686,255	–	2,811,804	–	–	26,498,059
Strengthening Dollar 2x Strategy Fund	3,454,103	–	3,932,987	73,498	–	7,460,588
Technology Fund	17,514,369	–	213,432	–	–	17,727,801
Telecommunications Fund	2,315,942	–	11,907	–	2,429	2,330,278
Transportation Fund	17,305,516	–	543,727	–	–	17,849,243
U.S. Government Money Market Fund	–	–	73,977,205	–	–	73,977,205
Utilities Fund	17,183,436	–	23,539	–	–	17,206,975
Weakening Dollar 2x Strategy Fund	403,904	18,000	582,404	2,001	–	1,006,309

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

	Level 1 Investments	Level 1 Other Financial	Level 2 Investments	Level 2 Other Financial	Level 3 Investments
	In Securities	Instruments*	In Securities	Instruments*	In Securities	Total
Liabilities
Commodities Strategy Fund	$–	$103,177	$–	$–	$–	$103,177
Europe 1.25x Strategy Fund	–	–	–	7,087	–	7,087
Global Managed Futures Strategy Fund	–	70,257	–	45,025	–	115,282
Inverse Dow 2x Strategy Fund	–	–	–	30,326	–	30,326
Inverse Government Long Bond Strategy Fund	–	52,503	3,514,097	–	–	3,566,600
Inverse Mid-Cap Strategy Fund	–	–	–	12,046	–	12,046
Inverse NASDAQ-100® Strategy Fund	–	–	–	6,817	–	6,817
Inverse Russell 2000® Strategy Fund	–	–	–	15,950	–	15,950
Inverse S&P 500® Strategy Fund	–	23,440	–	16,227	–	39,667
Long Short Equity Fund	8,565,023	–	–	–	–	8,565,023
Multi-Hedge Strategies Fund	20,783,243	54,002	–	36,520	–	20,873,765
NASDAQ-100® 2x Strategy Fund	–	–	–	12,740	–	12,740
Nova Fund	–	6,724	–	–	–	6,724
S&P SmallCap 600® Pure Growth Fund	20,504	–	–	–	–	20,504
Strengthening Dollar 2x Strategy Fund	–	232,802	–	–	–	232,802

* Other financial instruments may include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

For the period ended March 31, 2015, there were no transfers between levels.

4. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At March 31, 2015, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
HSBC Group			U.S. Treasury Strips
0.03%			0.00%
Due 04/01/15	$40,780,856	$40,780,890	05/15/18 - 02/15/42	$48,290,300	$41,595,270
			U.S. Treasury Note
			4.63%
			11/15/16	1,200	1,302

RBC Capital Markets			U.S. TIP Notes
0.05%			0.13% - 3.88%
Due 04/01/15	34,000,000	34,000,047	04/15/16 - 04/15/29	26,388,300	34,680,076

UMB Financial Corp.			U.S. Treasury Notes
0.03%			1.25% - 2.13%
Due 04/01/15	33,937,614	33,937,642	10/31/15 - 06/30/16	34,173,200	34,616,382

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment adviser, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

5. Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Within this arrangement, the Funds act as the lender, Credit Suisse acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with Credit Suisse, cash collateral is invested in one or more joint repurchase agreements collateralized by obligations of the U.S. Treasury or Government Agencies and cash. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand.

At March 31, 2015, the Funds participated in securities lending as follows:

Fund	Value of Securities Loaned	Cash Collateral Received
Amerigo Fund	$22,191,876	$23,043,975
Basic Materials Fund	149,664	159,475
Biotechnology Fund	2,983,133	3,158,832
Clermont Fund	9,429,583	9,725,450
Consumer Products Fund	501,216	517,125
Electronics Fund	307,334	319,275
Energy Fund	1,193,402	1,242,386
Energy Services Fund	1,188,927	1,233,475
Financial Services Fund	15,675	16,150
Health Care Fund	1,518,788	1,649,487
Internet Fund	46,600	47,450
Leisure Fund	41,986	43,125
Long Short Equity Fund	651,723	666,300
Mid-Cap 1.5x Strategy Fund	9,812	10,050
Multi-Hedge Strategies Fund	31,626	33,600
NASDAQ-100® Fund	188,770	195,000
Nova Fund	2,934	3,050
Precious Metals Fund	454,866	489,750
Real Estate Fund	88,816	92,050
Retailing Fund	304,328	309,563
Russell 2000® 1.5x Strategy Fund	9,487	10,470
Russell 2000® 2x Strategy Fund	538	625
S&P 500® Pure Value Fund	997,265	1,012,675
S&P MidCap 400® Pure Value Fund	333,584	347,050
S&P SmallCap 600® Pure Growth Fund	1,193,275	1,224,300
S&P SmallCap 600® Pure Value Fund	281,618	295,040
Select Allocation Fund	2,763,741	2,852,900
Technology Fund	160,839	163,020	*
Transportation Fund	434,313	447,300

* Subsequent to March 31, 2015, additional collateral was received.

Cash collateral received was invested in the following joint repurchase agreements at March 31, 2015:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
HSBC Securities, Inc.			Fannie Mae Strips
0.10%			0.00%
Due 04/01/15	$31,940,011	$31,940,100	11/15/17 - 07/15/37	$35,623,078	$24,518,040
			Federal Farm Credit Bank
			0.19%
			06/12/17	8,060,381	8,061,454
BNP Paribas Securities Corp.			U.S. Treasury Note
0.10%			2.13%
Due 04/01/15	10,987,364	10,987,394	12/31/21	5,050,508	5,205,822
			U.S. Treasury Bond
			4.38%
			05/15/41	4,358,789	6,001,297
Barclays Capital Corp.			U.S. Treasury Strips
0.10%			0.00%
Due 04/01/15	5,671,268	5,671,284	05/15/20 - 05/15/44	8,773,320	5,212,610
			U.S. Treasury Bond
			4.75%
			02/15/41	398,075	572,106

There is also $710,302 in segregated cash held as collateral.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

6. Derivative Investment Holdings Categorized by Risk Exposure

U.S. GAAP requires disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations.

The following Funds utilized derivatives for the following purposes:

Fund	Index Exposure	Liquidity	Hedging	Income	Speculation	Leverage
Commodities Strategy Fund	x	x	–	–	–	–
Dow 2x Strategy Fund	x	x	–	–	–	x
Europe 1.25x Strategy Fund	x	x	–	–	–	x
Government Long Bond 1.2x Strategy Fund	x	x	–	–	–	x
High Yield Strategy Fund	x	x	–	–	–	–
Inverse Dow 2x Strategy Fund	x	x	–	–	–	x
Inverse Government Long Bond Strategy Fund	x	x	–	–	–	–
Inverse Mid-Cap Stategy Fund	x	x	–	–	–	–
Inverse NASDAQ-100® Strategy Fund	x	x	–	–	–	–
Inverse Russell 2000® Strategy Fund	x	x	–	–	–	–
Inverse S&P 500 Strategy Fund	x	x	–	–	–	–
Japan 2x Strategy Fund	x	x	–	–	–	x
Global Managed Futures Srategy Fund	x	x	–	–	–	–
Mid-Cap 1.5x Strategy Fund	x	x	–	–	–	x
Multi-Hedge Strategies Fund	–	–	x	x	x	–
NASDAQ-100® Fund	x	x	–	–	–	–
NASDAQ-100® 2x Strategy Fund	x	x	–	–	–	x
Nova Fund	x	x	–	–	–	x
Russell 2000® 1.5x Strategy Fund	x	x	–	–	–	x
Russell 2000® 2x Strategy Fund	x	x	–	–	–	x
S&P 500® 2x Strategy Fund	x	x	–	–	–	x
Strengthening Dollar 2x Strategy Fund	x	x	–	–	–	x
Weakening Dollar 2x Strategy Fund	x	x	–	–	–	x

7. Affiliated and/or Related Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Funds may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, and Guggenheim Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2014 is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at http://www.sec.gov.

8. Disclosures about Credit Derivatives

In accordance with its principal investment strategy, the High Yield Strategy Fund enters into credit default swaps as a seller of protection primarily to gain exposure similar to the high yield bond market. Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. If a credit event occurs, as defined under the terms of the swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The Notional Principal reflects the maximum potential amount the Fund could be required to make as a seller of credit protection if a credit event occurs. As the seller of protection, the Fund receives periodic premium payments from the counterparty and may also receive or pay an upfront premium adjustment to the stated periodic premium. In the event a credit event occurs, an adjustment will be made to any upfront premiums that were received by a reduction of 1.00% per credit event.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The table included in the High Yield Strategy Fund Schedule of Investments summarizes the information with regard to sold protection on credit default swap contracts as of March 31, 2015.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

9. Subsquent Event

CLS AdvisorOne Funds Name and Principal Investment Strategies Change

At a meeting held on February 11, 2015, the Board of Trustees of Rydex Variable Trust (the “Trust”) approved name changes and revised principal investment strategies for the Trust’s Amerigo Fund, Clermont Fund, and Select Allocation Fund (each, a “Fund” and collectively, the “Funds”). The Board also approved the adoption of a non-fundamental investment policy for the Amerigo Fund. Effective May 1, 2015, the new names of the Funds will be Global Diversified Equity Fund, Growth and Income Fund, and Global Growth Fund, respectively.

The changes to each Fund’s principal investment strategies will have no impact on the Fund’s investment objective or the method or methods used to select the Fund’s portfolio investments, and will not result in an increase in the Fund’s fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.
(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter  that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Variable Trust

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date	May 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date	May 19, 2015

By (Signature and Title)*	/s/ Nikolaos Bonos
Nikolaos Bonos, Vice President & Treasurer

Date	May 19, 2015

* Print the name and title of each signing officer under his or her signature.